HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.54%
	Aerospace & Defense — 1.48%
685	General Dynamics Corp.	$95
3,065	HEICO Corp.	321
1,084	L3Harris Technologies, Inc.	184
5,411	Lockheed Martin Corp.	2,074
2,788	Northrop Grumman Corp.	880
21,157	Raytheon Technologies Corp.	1,217
5,330	Spirit Aerosystems Holdings, Inc., Class - A	101
200	Teledyne Technologies, Inc.(a)	62
8,457	The Boeing Co.	1,398
4,528	TransDigm Group, Inc.	2,150
		8,482

	Air Freight & Logistics — 0.73%
305	Expeditors International of Washington, Inc.	28
4,786	FedEx Corp.	1,204
16,845	United Parcel Service, Inc., Class - B	2,806
1,886	XPO Logistics, Inc.(a)	160
		4,198

	Airlines — 0.20%
2,805	Alaska Air Group, Inc.	103
2,097	Copa Holdings SA, Class - A	106
14,331	Delta Air Lines, Inc.	438
9,365	JetBlue Airways Corp.(a)	106
10,506	Southwest Airlines Co.	394
		1,147

	Auto Components — 0.29%
585	Gentex Corp.	15
12,500	Lear Corp.	1,363
37,827	The Goodyear Tire & Rubber Co.	290
		1,668

	Automobiles — 0.94%
7,064	General Motors Co.	209
12,130	Tesla, Inc.(a)	5,204
		5,413

	Banks — 3.15%
234,404	Bank of America Corp.	5,647
16,687	Bank OZK	356
25,596	Citigroup, Inc.	1,103
1,826	Citizens Financial Group, Inc.	46
15,989	Comerica, Inc.	612
568	Commerce Bancshares, Inc.	32
1,552	Cullen/Frost Bankers, Inc.	99
3,013	East West Bancorp, Inc.	99
13,076	Fifth Third Bancorp	279
6,815	First Hawaiian, Inc.	99
1,892	First Republic Bank	206
28,944	Huntington Bancshares, Inc.	265
52,407	JPMorgan Chase & Co.	5,045
17,314	KeyCorp	207
2,282	M&T Bank Corp.	210
10,303	People's United Financial, Inc.	106
8,270	PNC Financial Services Group, Inc.	909
710	SVB Financial Group(a)	171
42,174	Synovus Financial Corp.	893
4,090	TCF Financial Corp.	96
32,258	Truist Financial Corp.	1,227
9,426	Umpqua Holdings Corp.	100
9,321	Zions Bancorp NA	272
		18,079

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages — 1.72%
7,189	Brown-Forman Corp., Class - B	$541
2,846	Constellation Brands, Inc., Class - A	539
6,891	Keurig Dr Pepper, Inc.	190
4,530	Monster Beverage Corp.(a)	363
28,839	PepsiCo, Inc.	3,998
85,987	The Coca-Cola Co.	4,246
		9,877

	Biotechnology — 2.84%
34,760	AbbVie, Inc.	3,045
8,886	Agios Pharmaceuticals, Inc.(a)	311
3,793	Alexion Pharmaceuticals, Inc.(a)	434
2,223	Alnylam Pharmaceuticals, Inc.(a)	324
16,160	Amgen, Inc.	4,107
2,901	Biogen, Inc.(a)	823
2,018	Bluebird Bio, Inc.(a)	109
1,521	Exact Sciences Corp.(a)	155
3,381	Iovance Biotherapeutics, Inc.(a)	111
1,176	Neurocrine Biosciences, Inc.(a)	113
5,614	Sage Therapeutics, Inc.(a)	343
1,359	Sarepta Therapeutics, Inc.(a)	191
8,247	Seattle Genetics, Inc.(a)	1,614
17,938	United Therapeutics Corp.(a)	1,812
10,294	Vertex Pharmaceuticals, Inc.(a)	2,801
		16,293

	Building Products — 0.62%
18,210	A.O. Smith Corp.	961
1,139	Allegion PLC	113
21,311	Carrier Global Corp.	651
13,273	Johnson Controls International PLC	542
6,549	Masco Corp.	361
7,831	Trane Technologies PLC	950
		3,578

	Capital Markets — 1.92%
4,496	Affiliated Managers Group, Inc.	307
2,506	Ameriprise Financial, Inc.	386
2,656	Ares Management Corp., Class - A	107
4,869	BlackRock, Inc., Class - A	2,745
1,951	CBOE Global Markets, Inc.	171
1,669	CME Group, Inc.	279
1,544	E*Trade Financial Corp.	77
4,721	Evercore, Inc., Class - A	309
16,955	Franklin Resources, Inc.	345
2,385	Interactive Brokers Group, Inc., Class - A	115
1,491	Intercontinental Exchange, Inc.	149
9,972	Invesco Ltd.	114
9,493	KKR & Co., Inc., Class - A	326
18,759	Morgan Stanley	907
686	Morningstar, Inc.	110
629	Nasdaq, Inc.	77
3,423	Northern Trust Corp.	267
593	S&P Global, Inc.	214
7,695	State Street Corp.	457
7,780	T. Rowe Price Group, Inc.	998
4,626	TD Ameritrade Holding Corp.	181
20,616	The Charles Schwab Corp.	747
7,506	The Goldman Sachs Group, Inc.	1,509
4,599	Virtu Financial, Inc., Class - A	106
		11,003

	Chemicals — 1.53%
10,230	Air Products & Chemicals, Inc.	3,046

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
4,923	Axalta Coating Systems Ltd.(a)	$109
1,640	Celanese Corp., Series A	176
48,414	CF Industries Holdings, Inc.	1,487
9,311	Corteva, Inc.	268
9,217	Dow, Inc.	434
13,149	DuPont de Nemours, Inc.	730
2,375	Huntsman Corp.	53
2,139	Linde PLC	509
7,173	LyondellBasell Industries N.V., Class - A	506
301	NewMarket Corp.	103
24,876	Olin Corp.	308
6,716	PPG Industries, Inc.	820
1,538	The Scotts Miracle-Gro Co.	235
		8,784

	Commercial Services & Supplies — 0.90%
12,305	Clean Harbors, Inc.(a)	689
27,349	Copart, Inc.(a)	2,877
3,003	IAA, Inc.(a)	156
3,003	KAR Auction Services, Inc.	43
1,322	Republic Services, Inc.	123
2,747	Stericycle, Inc.(a)	173
9,860	Waste Management, Inc.	1,117
		5,178

	Communications Equipment — 0.69%
90,637	Cisco Systems, Inc.	3,571
31,124	Commscope Holding, Inc.(a)	280
774	Motorola Solutions, Inc.	121
		3,972

	Construction & Engineering — 0.07%
3,578	AECOM(a)	150
841	Arcosa, Inc.	37
717	Jacobs Engineering Group, Inc.	67
2,295	Quanta Services, Inc.	121
		375

	Construction Materials — 0.12%
1,351	Martin Marietta Materials, Inc.	318
2,578	Vulcan Materials Co.	349
		667

	Consumer Finance — 0.96%
22,738	American Express Co.	2,279
33,640	Capital One Financial Corp.	2,418
6	Credit Acceptance Corp.(a)	2
6,409	Discover Financial Services	370
14,450	OneMain Holdings, Inc.	452
		5,521

	Containers & Packaging — 0.51%
10,307	Amcor PLC	114
262	AptarGroup, Inc.	30
27	Avery Dennison Corp.	3
22,939	Ball Corp.	1,907
10,608	International Paper Co.	430
2,050	Packaging Corporation of America	224
2,320	Silgan Holdings, Inc.	85
2,452	Sonoco Products Co.	125
		2,918

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distributors — 0.07%
4,284	Genuine Parts Co.	$408

	Diversified Consumer Services — 0.38%
12,786	Bright Horizons Family Solutions, Inc.(a)	1,944
7,498	H&R Block, Inc.	122
3,097	Service Corp. International	131
		2,197

	Diversified Financial Services — 1.03%
24,962	Berkshire Hathaway, Inc., Class - B(a)	5,314
14,613	Equitable Holdings, Inc.	267
17,093	Jefferies Financial Group, Inc.	308
973	Voya Financial, Inc.	47
		5,936

	Diversified Telecommunication Services — 0.86%
64,738	AT&T, Inc.	1,846
19,498	CenturyLink, Inc.	197
48,924	Verizon Communications, Inc.	2,910
		4,953

	Electric Utilities — 1.76%
1,604	Alliant Energy Corp.	83
30,034	American Electric Power Co., Inc.	2,455
7,685	Duke Energy Corp.	681
1,914	Edison International	97
9,746	Eversource Energy	814
9,106	Exelon Corp.	326
3,311	Hawaiian Electric Industries, Inc.	110
8,870	NextEra Energy, Inc.	2,461
2,414	OGE Energy Corp.	72
12,361	PG&E Corp.(a)	116
32,518	PPL Corp.	885
32,159	The Southern Co.	1,744
4,017	Xcel Energy, Inc.	277
		10,121

	Electrical Equipment — 0.53%
3,350	AMETEK, Inc.	333
12,355	Eaton Corp. PLC	1,261
16,658	Emerson Electric Co.	1,092
3,984	Regal-Beloit Corp.	374
		3,060

	Electronic Equipment, Instruments & Components — 0.05%
769	Arrow Electronics, Inc.(a)	60
512	Dolby Laboratories, Inc., Class - A	34
3,231	FLIR Systems, Inc.	116
1,050	Keysight Technologies, Inc.(a)	104
		314

	Energy Equipment & Services — 0.33%
26,930	Halliburton Co.	325
12,675	Helmerich & Payne, Inc.	186
251,709	Patterson-UTI Energy, Inc.	716
42,009	Schlumberger Ltd.	654
		1,881

	Entertainment — 1.49%
2,063	Activision Blizzard, Inc.	167
7,509	Netflix, Inc.(a)	3,755
457	Spotify Technology SA(a)	111

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Entertainment (continued)
36,143	The Walt Disney Co.	$4,484
		8,517

	Equity Real Estate Investment Trusts — 2.73%
992	Alexandria Real Estate Equities, Inc.	159
3,172	American Campus Communities, Inc.	111
3,688	American Homes 4 Rent, Class - A	105
5,297	American Tower Corp.	1,281
3,034	Apartment Investment & Management Co.	102
2,773	Boston Properties, Inc.	223
27,975	Brixmor Property Group, Inc.	327
7,024	Camden Property Trust	625
4,700	Corporate Office Properties Trust	111
7,417	Crown Castle International Corp.	1,236
5,913	CubeSmart	191
2,144	CyrusOne, Inc.	150
4,767	Digital Realty Trust, Inc.	700
6,566	Duke Realty Corp.	242
21,904	Empire State Realty Trust, Inc.	134
1,321	Equinix, Inc.	1,004
27,463	Equity Commonwealth	731
2,122	Equity Lifestyle Properties, Inc.	130
507	Essex Property Trust, Inc.	102
2,294	Extra Space Storage, Inc.	245
1,385	Federal Realty Investment Trust	102
26,253	Healthcare Trust of America, Inc., Class - A	683
12,588	Healthpeak Properties, Inc.	342
10,627	Invitation Homes, Inc.	297
5,259	Iron Mountain, Inc.	141
4,087	JBG SMITH Properties	109
846	Lamar Advertising Co., Class - A	56
2,122	Life Storage, Inc.	223
6,040	Medical Properties Trust, Inc.	106
2,029	Mid-America Apartment Communities, Inc.	235
2,890	Omega Healthcare Investors, Inc.	87
15,065	Paramount Group, Inc.	107
10,542	Prologis, Inc.	1,061
2,688	Public Storage	599
19,572	Realty Income Corp.	1,189
6,543	Rexford Industrial Realty, Inc.	299
37,420	Service Properties Trust	297
1,367	Sun Communities, Inc.	192
2,968	Taubman Centers, Inc.	99
35,601	The Macerich Co.^	242
3,216	UDR, Inc.	105
8,362	VICI Properties, Inc.	195
16,526	Vornado Realty Trust	557
15,025	Weingarten Realty Investors	255
1,858	Welltower, Inc.	102
1,573	WP Carey, Inc.	102
		15,691

	Food & Staples Retailing — 1.38%
3,254	Casey's General Stores, Inc.	578
1,943	Costco Wholesale Corp.	690
9,412	Sysco Corp.	586
9,040	The Kroger Co.	307
40,986	Walmart, Inc.	5,733
		7,894

	Food Products — 0.96%
13,782	Archer-Daniels-Midland Co.	641
3,551	Campbell Soup Co.	172
16,807	Conagra Brands, Inc.	600

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
5,689	Flowers Foods, Inc.	$138
12,760	General Mills, Inc.	787
2,450	Hormel Foods Corp.	120
10,365	Kellogg Co.	669
3,010	Lamb Weston Holding, Inc.	199
9,502	Mondelez International, Inc., Class - A	546
1,277	Post Holdings, Inc.(a)	110
6,350	The Hain Celestial Group, Inc.(a)	218
1,964	The Hershey Co.	282
1,968	The J.M. Smucker Co.	227
13,887	The Kraft Heinz Co.	416
6,256	Tyson Foods, Inc., Class - A	372
		5,497

	Gas Utilities — 0.03%
808	Atmos Energy Corp.	77
2,570	National Fuel Gas Co.	105
		182

	Health Care Equipment & Supplies — 3.12%
48,674	Abbott Laboratories	5,296
1,636	Align Technology, Inc.(a)	536
9,088	Baxter International, Inc.	731
4,817	Becton, Dickinson & Co.	1,120
8,200	Boston Scientific Corp.(a)	313
3,501	Danaher Corp.	754
5,780	DENTSPLY SIRONA, Inc.	253
773	Dexcom, Inc.(a)	319
2,250	Edwards Lifesciences Corp.(a)	180
1,269	Haemonetics Corp.(a)	111
699	ICU Medical, Inc.(a)	128
1,653	IDEXX Laboratories, Inc.(a)	650
573	Intuitive Surgical, Inc.(a)	407
43,747	Medtronic PLC	4,545
3,499	Penumbra, Inc.(a)	680
1,498	STERIS PLC	264
6,183	Stryker Corp.	1,287
212	Teleflex, Inc.	72
352	The Cooper Companies, Inc.	119
812	Zimmer Biomet Holdings, Inc.	111
		17,876

	Health Care Providers & Services — 2.33%
3,127	AmerisourceBergen Corp.	303
4,252	Anthem, Inc.	1,142
24,101	Centene Corp.(a)	1,406
15,154	Cigna Corp.	2,568
14,322	CVS Health Corp.	836
1,535	DaVita, Inc.(a)	131
2,167	Encompass Health Corp.	141
4,756	HCA Healthcare, Inc.	593
2,789	Humana, Inc.	1,154
2,131	Laboratory Corporation of America Holdings(a)	401
4,072	McKesson Corp.	606
992	Molina Heathcare, Inc.(a)	182
2,928	Quest Diagnostics, Inc.	335
11,048	UnitedHealth Group, Inc.	3,445
1,312	Universal Health Services, Inc., Class - B	140
		13,383

	Health Care Technology — 0.63%
1,939	Cerner Corp.	140
537	Teladoc Health, Inc.(a)	118

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology (continued)
11,861	Veeva Systems, Inc., Class - A(a)	$3,335
		3,593

	Hotels, Restaurants & Leisure — 1.59%
2,249	Darden Restaurants, Inc.	227
23,072	Extended Stay America, Inc.	276
148	Hilton Worldwide Holdings, Inc.	13
1,894	Hyatt Hotels Corp., Class - A	101
11,407	Las Vegas Sands Corp.	532
1,434	Marriott International, Inc., Class - A	133
22,548	McDonald's Corp.	4,948
5,125	Six Flags Entertainment Corp.	104
30,827	Starbucks Corp.	2,649
546	Vail Resorts, Inc.	117
		9,100

	Household Durables — 0.43%
3,443	D.R. Horton, Inc.	260
3,121	Garmin Ltd.	296
3,252	Leggett & Platt, Inc.	134
6,964	Lennar Corp., Class - A	569
83	Lennar Corp., Class - B	5
4,132	PulteGroup, Inc.	191
710	Roku, Inc.(a)	134
17,676	Toll Brothers, Inc.	861
		2,450

	Household Products — 2.07%
2,171	Church & Dwight Co., Inc.	203
18,737	Kimberly-Clark Corp.	2,767
428	Spectrum Brands Holdings, Inc.	24
1,218	The Clorox Co.	256
62,036	The Procter & Gamble Co.	8,623
		11,873

	Independent Power and Renewable Electricity Producers — 0.02%
1,358	NRG Energy, Inc.	42
5,313	Vistra Corp.	100
		142

	Industrial Conglomerates — 0.80%
12,155	3M Co.	1,947
16,050	Honeywell International, Inc.	2,642
41	Roper Industries, Inc.	16
		4,605

	Insurance — 1.63%
23,465	Aflac, Inc.	853
560	Aon PLC, Class - A	116
3,483	Arthur J. Gallagher & Co.	368
1,195	Assurant, Inc.	145
2,312	AXIS Capital Holdings Ltd.	102
1,344	Brown & Brown, Inc.	61
3,252	Cincinnati Financial Corp.	254
522	Erie Indemnity Co., Class - A	110
52,976	Fidelity National Financial, Inc.	1,658
1,497	Kemper Corp.	100
9,177	Lincoln National Corp.	288
52	Markel Corp.(a)	51
2,577	Marsh & McLennan Companies, Inc.	296
2,536	Mercury General Corp.	105
26,353	MetLife, Inc.	979
7,077	Old Republic International Corp.	104

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
6,114	Prudential Financial, Inc.	$388
26,534	The Allstate Corp.	2,497
2,945	The Progressive Corp.	279
2,164	W.R. Berkley Corp.	132
2,293	Willis Towers Watson PLC	479
		9,365

	Interactive Media & Services — 5.49%
7,357	Alphabet, Inc.- Class A, Class - A(a)	10,782
4,583	Alphabet, Inc.- Class C, Class - C(a)	6,735
51,914	Facebook, Inc., Class - A(a)	13,596
3,559	Zillow Group, Inc., Class - C(a)	362
		31,475

	Internet & Direct Marketing Retail — 4.61%
8,130	Amazon.com, Inc.(a)	25,600
15,824	eBay, Inc.	824
		26,424

	IT Services — 5.46%
2,831	Accenture PLC, Class - A	640
2,108	Akamai Technologies, Inc.(a)	233
1,853	Cognizant Technology Solutions Corp.	129
9,028	EPAM Systems, Inc.(a)	2,919
642	Fidelity National Information Services, Inc.	95
22,431	GoDaddy, Inc., Class - A(a)	1,704
13,800	International Business Machines Corp.	1,679
1,829	Leidos Holdings, Inc.	163
21,791	MasterCard, Inc., Class - A	7,368
14,612	Okta, Inc.(a)	3,125
6,910	Paychex, Inc.	551
34,290	PayPal Holdings, Inc.(a)	6,755
10,501	The Western Union Co.	225
5,412	VeriSign, Inc.(a)	1,109
23,246	Visa, Inc., Class - A	4,649
43	WEX, Inc.(a)	6
		31,350

	Leisure Products — 0.13%
1,780	Brunswick Corp.	105
2,849	Hasbro, Inc.	236
10,271	Mattel, Inc.(a)	120
3,276	Polaris Inc.	309
		770

	Life Sciences Tools & Services — 0.97%
4,371	Agilent Technologies, Inc.	441
398	Bio-Rad Laboratories, Inc., Class - A(a)	205
1,294	Bruker Corp.	51
438	Charles River Laboratories International, Inc.(a)	99
332	Illumina, Inc.(a)	103
710	IQVIA Holdings, Inc.(a)	112
2,796	Mettler-Toledo International, Inc.(a)	2,700
485	PerkinElmer, Inc.	61
2,339	QIAGEN N.V.(a)	122
3,456	Thermo Fisher Scientific, Inc.	1,526
720	Waters Corp.(a)	141
		5,561

	Machinery — 1.38%
11,054	AGCO Corp.	821
3,149	Allison Transmission Holdings, Inc.	111
12,196	Caterpillar, Inc.	1,818

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
4,945	Colfax Corp.(a)	$155
5,428	Cummins, Inc.	1,146
53	Donaldson Companies, Inc.	2
4,752	Dover Corp.	515
3,214	Fortive Corp.	245
28	IDEX Corp.	4
6,910	Ingersoll-Rand, Inc.(a)	246
1,442	ITT, Inc.	85
1,244	Nordson Corp.	239
17,062	Oshkosh Corp.	1,254
7,507	Otis Worldwide Corp.	469
1,326	PACCAR, Inc.	113
1,693	Parker Hannifin Corp.	343
2,490	The Timken Co.	135
2,314	Trinity Industries, Inc.	45
1,711	Westinghouse Air Brake Technologies Corp.	106
485	Xylem, Inc.	41
		7,893

	Media — 1.46%
2,420	Charter Communications, Inc., Class - A(a)	1,511
123,826	Comcast Corp., Class - A	5,728
4,889	Fox Corp., Class - A	136
4,671	GCI Liberty, Inc., Class - A(a)	383
3,789	Omnicom Group, Inc.	188
15,400	ViacomCBS, Inc., Class - B	431
		8,377

	Metals & Mining — 0.33%
18,550	Newmont Corp.	1,177
8,225	Nucor Corp.	369
1,400	Royal Gold, Inc.	168
3,293	Southern Copper Corp.	149
1,912	Steel Dynamics, Inc.	55
		1,918

	Mortgage Real Estate Investment Trusts — 0.12%
19,854	AGNC Investment Corp.	276
40,328	Annaly Capital Management, Inc.	287
15,165	New Residential Investment Corp.	121
		684

	Multiline Retail — 0.67%
952	Dollar General Corp.	200
4,191	Dollar Tree, Inc.(a)	383
5,126	Ollie's Bargain Outlet Holdings, Inc.(a)	448
17,745	Target Corp.	2,793
		3,824

	Multi-Utilities — 1.14%
2,674	Ameren Corp.	211
1,937	CMS Energy Corp.	119
5,309	Consolidated Edison, Inc.	413
24,990	Dominion Energy, Inc.	1,973
1,043	DTE Energy Co.	120
72,854	NiSource, Inc.	1,603
5,865	Public Service Enterprise Group, Inc.	322
951	Sempra Energy	113
17,371	WEC Energy Group, Inc.	1,683
		6,557

	Oil, Gas & Consumable Fuels — 1.32%
18,932	Antero Midstream Corp.	102

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
7,781	Apache Corp.	$74
21,068	Cabot Oil & Gas Corp.	366
7,263	Cheniere Energy, Inc.(a)	336
26,477	Chevron Corp.	1,905
10,799	Cimarex Energy Co.	263
3,478	Concho Resources, Inc.	153
45,056	Continental Resources, Inc.	553
30,851	Devon Energy Corp.	292
3,995	EOG Resources, Inc.	144
7,396	EQT Corp.	96
17,434	Exxon Mobil Corp.	599
16,993	Hess Corp.	695
4,978	HollyFrontier Corp.	98
11,538	Marathon Petroleum Corp.	339
11,710	Noble Energy, Inc.	100
26,124	Occidental Petroleum Corp.	262
6,401	ONEOK, Inc.	166
6,951	Targa Resources Corp.	98
41,203	The Williams Companies, Inc.	809
2,242	Valero Energy Corp.	97
		7,547

	Personal Products — 0.06%
1,700	The Estee Lauder Companies, Inc.	371

	Pharmaceuticals — 3.83%
40,491	Bristol-Myers Squibb Co.	2,441
1,441	Catalent, Inc.(a)	123
7,124	Elanco Animal Health, Inc.(a)	199
19,272	Eli Lilly & Co.	2,853
1,000	Jazz Pharmaceuticals PLC(a)	143
44,819	Johnson & Johnson	6,672
69,773	Merck & Co., Inc.	5,788
99,288	Pfizer, Inc.	3,644
790	Zoetis, Inc.	131
		21,994

	Professional Services — 1.00%
3,297	CoStar Group, Inc.(a)	2,797
1,081	Equifax, Inc.	170
950	IHS Markit Ltd.	75
825	Robert Half International, Inc.	44
14,487	Versik Analytics, Inc., Class - A	2,684
		5,770

	Real Estate Management & Development — 0.06%
1,691	CBRE Group, Inc., Class - A(a)	79
4,563	Howard Hughes Corp.(a)	263
		342

	Road & Rail — 1.03%
327	AMERCO	116
1,606	CSX Corp.	125
1,140	JB Hunt Transport Services, Inc.	144
2,655	Knight-Swift Transportation Holdings, Inc.	108
5,345	Norfolk Southern Corp.	1,144
1,462	Old Dominion Freight Line, Inc.	265
7,527	Ryder System, Inc.	318
1,140	Schneider National, Inc.	28
18,473	Union Pacific Corp.	3,636
		5,884

	Semiconductors & Semiconductor Equipment — 4.16%
10,015	Advanced Micro Devices, Inc.(a)	821

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
21,151	Applied Materials, Inc.	$1,257
2,567	Broadcom, Inc.	935
113,563	Intel Corp.	5,880
3,302	KLA Corp.	640
1,129	Lam Research Corp.	375
6,026	Marvell Technology Group Ltd.	238
5,918	Maxim Integrated Products, Inc.	400
2,758	Micron Technology, Inc.(a)	130
12,565	NVIDIA Corp.	6,800
9,772	QUALCOMM, Inc.	1,150
3,842	Skyworks Solutions, Inc.	559
23,905	Texas Instruments, Inc.	3,413
6,964	Universal Display Corp.	1,259
115	Xilinx, Inc.	12
		23,869

	Software — 10.28%
12,361	Adobe, Inc.(a)	6,062
12,912	Autodesk, Inc.(a)	2,983
27,227	Manhattan Associates, Inc.(a)	2,600
144,589	Microsoft Corp.	30,412
68,518	Oracle Corp.	4,091
8,946	PAYCOM Software, Inc.(a)	2,785
12,765	Proofpoint, Inc.(a)	1,347
8,384	RingCentral, Inc., Class - A(a)	2,302
6,543	Salesforce.com, Inc.(a)	1,644
8,243	ServiceNow, Inc.(a)	3,998
668	Synopsys, Inc.(a)	143
1,225	Zoom Video Communications, Inc., Class - A(a)	576
		58,943

	Specialty Retail — 2.53%
1,187	Advance Auto Parts, Inc.	182
2,829	AutoNation, Inc.(a)	150
22	AutoZone, Inc.(a)	26
7,757	Best Buy Co., Inc.	863
631	Burlington Stores, Inc.(a)	130
4,224	CarMax, Inc.(a)	388
4,609	Dick's Sporting Goods, Inc.	267
923	Five Below, Inc.(a)	117
37,859	Floor & Decor Holdings, Inc., Class - A(a)	2,832
3,466	Foot Locker, Inc.	114
6,524	L Brands, Inc.	208
3,541	Lowe's Companies, Inc.	587
7,287	Penske Automotive Group, Inc.	347
1,818	Ross Stores, Inc.	170
21,834	The Home Depot, Inc.	6,064
21,249	The TJX Companies, Inc.	1,183
2,575	Tiffany & Co.	298
2,059	Tractor Supply Co.	295
3,016	Williams-Sonoma, Inc.	273
		14,494

	Technology Hardware, Storage & Peripherals — 6.80%
313,233	Apple, Inc.	36,277
125,877	HP, Inc.	2,390
2,448	NetApp, Inc.	107
6,217	Western Digital Corp.	227
		39,001

	Textiles, Apparel & Luxury Goods — 0.52%
6,619	Capri Holdings Ltd.(a)	119

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
1,404	Carter's, Inc.	$122
1,276	Columbia Sportswear Co.	111
30,504	Hanesbrands, Inc.	480
9,274	NIKE, Inc., Class - B	1,165
1,533	Ralph Lauren Corp.	104
7,801	Tapestry, Inc.	122
12,187	Under Armour, Inc., Class - C(a)	120
9,131	V.F. Corp.	641
		2,984

	Thrifts & Mortgage Finance — 0.02%
7,171	TFS Financial Corp.	105

	Tobacco — 0.37%
36,600	Altria Group, Inc.	1,414
9,309	Philip Morris International, Inc.	698
		2,112

	Trading Companies & Distributors — 0.32%
20,048	Fastenal Co.	904
916	W.W. Grainger, Inc.	327
1,130	Watsco, Inc.	263
8,335	WESCO International, Inc.(a)	367
		1,861

	Water Utilities — 0.03%
1,178	American Water Works Co., Inc.	171

	Wireless Telecommunication Services — 0.56%
27,892	T-Mobile US, Inc.(a)	3,190

	Total Common Stocks	559,662

	Contingent Right — 0.00%
	Pharmaceuticals — 0.00%
10	Bristol-Myers Squibb Co. CVR, 3/31/21(a)	–

	Total Contingent Right	–

	Investment Companies — 1.94%
250,232	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(b)	250
10,899,589	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(b)	10,900
	Total Investment Companies	11,150

	Purchased Options on Futures — 0.08%
	Total Purchased Options on Futures	434

	Total Investments (cost $342,399) — 99.56%	571,246
	Other assets in excess of liabilities — 0.44%	2,525

	Net Assets - 100.00%	$573,771

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020, was $239 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2020.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

As of September 30, 2020, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2020.

Futures Contracts Sold^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	47	12/18/20	$7,877	$(57)
E-Mini S&P Midcap 400 Future	49	12/18/20	9,094	(31)
			$16,971	$(88)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(88)
	Total Net Unrealized Appreciation/(Depreciation)			$(88)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	10	$1,435	$2,870.00	10/16/20	$(1)
E-Mini S&P 500 Future Option	Put	15	2,213	2,950.00	10/16/20	(3)
E-Mini S&P 500 Future Option	Put	10	1,525	3,050.00	10/16/20	(4)
E-Mini S&P 500 Future Option	Put	20	3,100	3,100.00	10/16/20	(11)
E-Mini S&P 500 Future Option	Put	8	1,200	3,000.00	10/16/20	(2)
E-Mini S&P 500 Future Option	Put	10	1,565	3,130.00	10/16/20	(7)
E-Mini S&P 500 Future Option	Put	14	2,198	3,140.00	10/16/20	(10)
E-Mini S&P 500 Future Option	Put	12	1,740	2,900.00	10/16/20	(2)
E-Mini S&P 500 Future Option	Put	7	1,015	2,900.00	10/30/20	(3)
E-Mini S&P 500 Future Option	Put	18	2,655	2,950.00	10/30/20	(10)
E-Mini S&P 500 Future Option	Put	7	1,022	2,920.00	10/30/20	(3)
E-Mini S&P 500 Future Option	Put	24	3,720	3,100.00	10/30/20	(31)
E-Mini S&P 500 Future Option	Put	22	3,278	2,980.00	10/30/20	(15)
E-Mini S&P 500 Future Option	Put	10	1,525	3,050.00	10/30/20	(10)
E-Mini S&P 500 Future Option	Put	20	3,200	3,200.00	11/20/20	(82)
E-Mini S&P 500 Future Option	Put	10	1,525	3,050.00	11/20/20	(25)
E-Mini S&P 500 Future Option	Put	7	963	2,750.00	11/20/20	(5)
E-Mini S&P 500 Future Option	Put	10	1,400	2,800.00	11/20/20	(9)
E-Mini S&P 500 Future Option	Put	14	1,995	2,850.00	11/20/20	(16)
E-Mini S&P 500 Future Option	Put	7	963	2,750.00	11/30/20	(7)
E-Mini S&P 500 Future Option	Put	7	1,015	2,900.00	11/30/20	(12)
E-Mini S&P 500 Future Option	Put	10	1,500	3,000.00	11/30/20	(25)
E-Mini S&P 500 Future Option	Put	18	2,835	3,150.00	11/30/20	(72)
E-Mini S&P 500 Future Option	Put	16	2,464	3,080.00	12/18/20	(68)
E-Mini S&P 500 Future Option	Put	14	1,925	2,750.00	12/18/20	(22)
						$(455)

Exchanged-traded options on futures contacts purchased as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	10	$1,655	$3,310.00	10/16/20	$24
E-Mini S&P 500 Future Option	Put	15	2,400	3,200.00	10/16/20	17
E-Mini S&P 500 Future Option	Put	12	1,890	3,150.00	10/16/20	10
E-Mini S&P 500 Future Option	Put	12	2,010	3,350.00	10/30/20	52
E-Mini S&P 500 Future Option	Put	11	1,788	3,250.00	10/30/20	30
E-Mini S&P 500 Future Option	Put	10	1,725	3,450.00	11/20/20	88
E-Mini S&P 500 Future Option	Put	5	825	3,300.00	11/20/20	28
E-Mini S&P 500 Future Option	Put	9	1,553	3,450.00	11/30/20	84
E-Mini S&P 500 Future Option	Put	5	833	3,330.00	11/30/20	34
E-Mini S&P 500 Future Option	Put	8	1,340	3,350.00	12/18/20	67
						$434

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.93%
	Aerospace & Defense — 1.01%
890	BWX Technologies, Inc.	$50
5,461	General Dynamics Corp.	756
391	HEICO Corp.	41
728	HEICO Corp., Class - A	65
2,104	Huntington Ingalls Industries, Inc.	296
4,826	L3Harris Technologies, Inc.	820
5,693	Lockheed Martin Corp.	2,181
1,511	Northrop Grumman Corp.	477
33,522	Raytheon Technologies Corp.	1,928
5,365	The Boeing Co.	887
475	TransDigm Group, Inc.	226
19,254	Virgin Galactic Holdings, Inc.^(a)	370
		8,097

	Air Freight & Logistics — 0.23%
7,376	C.H. Robinson Worldwide, Inc.	753
4,946	Expeditors International of Washington, Inc.	448
7,548	XPO Logistics, Inc.(a)	639
		1,840

	Airlines — 0.17%
12,994	Alaska Air Group, Inc.	476
18,665	Delta Air Lines, Inc.	571
27,293	JetBlue Airways Corp.(a)	309
		1,356

	Automobiles — 2.20%
71,725	Ford Motor Co.	478
39,823	Tesla, Inc.(a)	17,084
		17,562

	Banks — 1.80%
18,192	Bank of America Corp.	438
13,206	Bank OZK	282
61,197	Citigroup, Inc.	2,639
19,430	Citizens Financial Group, Inc.	491
40,559	Comerica, Inc.	1,551
1,150	Cullen/Frost Bankers, Inc.	74
29,928	East West Bancorp, Inc.	980
86,090	First Horizon National Corp.	812
3,853	First Republic Bank	420
36,888	Huntington Bancshares, Inc.	338
24,784	JPMorgan Chase & Co.	2,386
74,674	KeyCorp	891
5,691	Prosperity Bancshares, Inc.	295
110,003	Regions Financial Corp.	1,268
368	SVB Financial Group(a)	89
394	Western Alliance Bancorp	13
49,126	Zions Bancorp NA	1,435
		14,402

	Beverages — 1.16%
7,236	Brown-Forman Corp., Class - B	545
7,881	Molson Coors Beverage Co., Class - B	264
8,931	Monster Beverage Corp.(a)	716
29,046	PepsiCo, Inc.	4,026
74,917	The Coca-Cola Co.	3,699
		9,250

	Biotechnology — 2.21%
6,913	AbbVie, Inc.	606
6,006	Acceleron Pharma, Inc.(a)	676

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
16,811	Agios Pharmaceuticals, Inc.(a)	$588
9,107	Alnylam Pharmaceuticals, Inc.(a)	1,326
16,356	Amgen, Inc.	4,156
19,143	Bluebird Bio, Inc.(a)	1,033
10,660	Ionis Pharmaceuticals, Inc.(a)	506
19,253	Moderna, Inc.(a)	1,362
14,463	Neurocrine Biosciences, Inc.(a)	1,391
2,019	Regeneron Pharmaceuticals, Inc.(a)	1,130
21,888	Sage Therapeutics, Inc.(a)	1,338
3,961	Sarepta Therapeutics, Inc.(a)	556
1,014	Seattle Genetics, Inc.(a)	198
10,236	Vertex Pharmaceuticals, Inc.(a)	2,786
		17,652

	Building Products — 0.20%
404	Armstrong World Industries, Inc.	28
17,452	Carrier Global Corp.	533
1,215	Lennox International, Inc.	331
50,415	Resideo Technologies, Inc.(a)	554
1,218	Trane Technologies PLC	148
		1,594

	Capital Markets — 2.23%
1,624	BlackRock, Inc., Class - A	915
2,554	CBOE Global Markets, Inc.	224
6,242	CME Group, Inc.	1,044
6,983	E*Trade Financial Corp.	349
1,203	FactSet Research Systems, Inc.	403
2,582	Intercontinental Exchange, Inc.	258
143,372	Invesco Ltd.	1,636
18,395	Janus Henderson Group PLC	400
5,371	LPL Financial Holdings, Inc.	412
349	MarketAxess Holdings, Inc.	168
1,577	Moody's Corp.	457
24,204	Morgan Stanley	1,170
390	Morningstar, Inc.	63
838	MSCI, Inc.	299
14,808	S&P Global, Inc.	5,341
2,729	SEI Investments Co.	138
5,465	T. Rowe Price Group, Inc.	701
7,304	TD Ameritrade Holding Corp.	286
8,409	The Charles Schwab Corp.	305
13,417	The Goldman Sachs Group, Inc.	2,696
28,121	Virtu Financial, Inc., Class - A	647
		17,912

	Chemicals — 2.00%
3,430	Air Products & Chemicals, Inc.	1,022
13,075	CF Industries Holdings, Inc.	402
11,817	Dow, Inc.	556
46,265	Ecolab, Inc.	9,245
999	FMC Corp.	106
1,601	International Flavors & Fragrances, Inc.	196
3,244	Linde PLC	772
28,629	LyondellBasell Industries N.V., Class - A	2,018
19,809	The Chemours Co.	414
1,773	The Sherwin-Williams Co.	1,235
		15,966

	Commercial Services & Supplies — 0.34%
2,657	Cintas Corp.	883
6,652	Copart, Inc.(a)	700
1,301	IAA, Inc.(a)	68
4,338	Rollins, Inc.	235

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
3,677	Waste Connections, Inc.	$382
3,522	Waste Management, Inc.	399
		2,667

	Communications Equipment — 0.56%
1,194	Arista Networks, Inc.(a)	247
101,754	Cisco Systems, Inc.	4,008
885	F5 Networks, Inc.(a)	109
153	Motorola Solutions, Inc.	24
377	Palo Alto Networks, Inc.(a)	92
		4,480

	Construction & Engineering — 0.03%
2,650	Jacobs Engineering Group, Inc.	246
374	Quanta Services, Inc.	20
		266

	Consumer Finance — 0.15%
95	Credit Acceptance Corp.(a)	32
141,214	SLM Corp.	1,143
		1,175

	Containers & Packaging — 0.08%
27,178	Amcor PLC	300
1,280	AptarGroup, Inc.	145
747	Avery Dennison Corp.	95
841	Packaging Corporation of America	92
		632

	Distributors — 0.05%
2,966	Genuine Parts Co.	283
381	Pool Corp.	127
		410

	Diversified Consumer Services — 0.03%
516	Bright Horizons Family Solutions, Inc.(a)	78
1,727	Service Corp. International	73
1,276	ServiceMaster Global Holdings, Inc.(a)	51
		202

	Diversified Financial Services — 0.81%
20,026	Berkshire Hathaway, Inc., Class - B(a)	4,264
34,972	Equitable Holdings, Inc.	638
32,649	Voya Financial, Inc.	1,565
		6,467

	Diversified Telecommunication Services — 0.51%
21,681	AT&T, Inc.	618
122,941	CenturyLink, Inc.	1,240
37,104	Verizon Communications, Inc.	2,208
		4,066

	Electric Utilities — 0.83%
15,796	Edison International	803
60,365	FirstEnergy Corp.	1,733
23,487	Hawaiian Electric Industries, Inc.	781
1,064	NextEra Energy, Inc.	295
18,697	OGE Energy Corp.	561
57,416	PG&E Corp.(a)	539
70,974	PPL Corp.	1,931
		6,643

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment — 0.22%
5,157	AMETEK, Inc.	$513
13,294	Emerson Electric Co.	871
1,210	Hubbell, Inc.	166
931	Rockwell Automation, Inc.	205
		1,755

	Electronic Equipment, Instruments & Components — 0.21%
8,822	Amphenol Corp., Class - A	956
1,465	CDW Corp.	175
1,015	Dolby Laboratories, Inc., Class - A	67
3,517	FLIR Systems, Inc.	126
3,147	National Instruments Corp.	112
1,757	Trimble, Inc.(a)	86
493	Zebra Technologies Corp.(a)	124
		1,646

	Energy Equipment & Services — 0.05%
25,809	Schlumberger Ltd.	402

	Entertainment — 1.54%
19,424	Netflix, Inc.(a)	9,712
5,785	Spotify Technology SA(a)	1,403
9,160	The Walt Disney Co.	1,137
		12,252

	Equity Real Estate Investment Trusts — 2.35%
6,015	American Tower Corp.	1,454
16,503	Equinix, Inc.	12,544
24,963	Equity Commonwealth	665
1,608	Equity Lifestyle Properties, Inc.	99
41,651	Healthpeak Properties, Inc.	1,131
52,271	SITE Centers Corp.	376
40,605	Ventas, Inc.	1,704
25,254	Vornado Realty Trust	851
		18,824

	Food & Staples Retailing — 1.58%
19,598	Costco Wholesale Corp.	6,957
11,656	Sysco Corp.	725
16,968	Walgreens Boots Alliance, Inc.	609
31,287	Walmart, Inc.	4,378
		12,669

	Food Products — 1.10%
70,463	Conagra Brands, Inc.	2,516
3,603	Flowers Foods, Inc.	88
5,224	Hormel Foods Corp.	255
413	Lamb Weston Holding, Inc.	27
2,546	McCormick & Company, Inc.	494
87,159	Mondelez International, Inc., Class - A	5,008
1,045	The Hershey Co.	150
2,332	The J.M. Smucker Co.	269
		8,807

	Gas Utilities — 0.35%
34,942	National Fuel Gas Co.	1,418
42,971	UGI Corp.	1,417
		2,835

	Health Care Equipment & Supplies — 3.23%
34,185	Abbott Laboratories	3,720
372	Abiomed, Inc.(a)	103
650	Align Technology, Inc.(a)	213

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
11,112	Baxter International, Inc.	$894
6,721	Becton, Dickinson & Co.	1,564
27,307	Boston Scientific Corp.(a)	1,043
21,384	Danaher Corp.	4,604
5,117	Dexcom, Inc.(a)	2,109
33,979	Edwards Lifesciences Corp.(a)	2,712
584	Hill-Rom Holdings, Inc.	49
2,690	IDEXX Laboratories, Inc.(a)	1,057
5,428	Intuitive Surgical, Inc.(a)	3,852
1,642	Medtronic PLC	171
4,072	ResMed, Inc.	698
9,642	Stryker Corp.	2,009
85	Teleflex, Inc.	29
332	The Cooper Companies, Inc.	112
2,841	Varian Medical Systems, Inc.(a)	489
3,346	Zimmer Biomet Holdings, Inc.	456
		25,884

	Health Care Providers & Services — 2.26%
22,388	Acadia Healthcare Company, Inc.(a)	660
5,215	Anthem, Inc.	1,401
1,732	Centene Corp.(a)	101
768	Cigna Corp.	130
25,863	CVS Health Corp.	1,510
3,283	Henry Schein, Inc.(a)	193
3,468	Humana, Inc.	1,436
1,952	Laboratory Corporation of America Holdings(a)	368
4,595	McKesson Corp.	684
2,799	Quest Diagnostics, Inc.	320
36,261	UnitedHealth Group, Inc.	11,305
		18,108

	Health Care Technology — 0.70%
51,381	Cerner Corp.	3,714
5,259	Teladoc Health, Inc.(a)	1,153
2,596	Veeva Systems, Inc., Class - A(a)	730
		5,597

	Hotels, Restaurants & Leisure — 2.30%
2,637	Chipotle Mexican Grill, Inc.(a)	3,280
1,046	Choice Hotels International, Inc.	90
419	Domino's Pizza, Inc.	178
2,110	Marriott International, Inc., Class - A	195
18,816	McDonald's Corp.	4,130
111,554	Starbucks Corp.	9,585
310	Vail Resorts, Inc.	66
7,868	Yum China Holdings, Inc.	417
5,019	YUM! Brands, Inc.	458
		18,399

	Household Durables — 0.03%
2,470	Garmin Ltd.	234

	Household Products — 1.14%
5,143	Church & Dwight Co., Inc.	482
17,683	Colgate-Palmolive Co.	1,364
7,129	Kimberly-Clark Corp.	1,053
2,554	The Clorox Co.	537
41,123	The Procter & Gamble Co.	5,715
		9,151

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Independent Power and Renewable Electricity Producers — 0.14%
36,550	NRG Energy, Inc.	$1,124

	Industrial Conglomerates — 0.53%
12,543	3M Co.	2,010
93,298	General Electric Co.	581
4,278	Honeywell International, Inc.	704
2,488	Roper Industries, Inc.	983
		4,278

	Insurance — 1.83%
9,715	Aflac, Inc.	353
7,992	Aon PLC, Class - A	1,649
1,196	Arthur J. Gallagher & Co.	126
10,152	Assurant, Inc.	1,232
16,505	AXIS Capital Holdings Ltd.	727
4,821	Brown & Brown, Inc.	218
11,297	Chubb Ltd.	1,312
171	Erie Indemnity Co., Class - A	36
9,236	Fidelity National Financial, Inc.	289
2,499	Globe Life, Inc.	200
43,476	Lincoln National Corp.	1,362
15,337	Marsh & McLennan Companies, Inc.	1,758
22,534	Principal Financial Group, Inc.	907
4,893	Prudential Financial, Inc.	311
14,254	Reinsurance Group of America	1,357
13,105	The Allstate Corp.	1,234
5,631	The Progressive Corp.	533
6,974	The Travelers Companies, Inc.	755
15,794	Unum Group	266
		14,625

	Interactive Media & Services — 5.84%
6,368	Alphabet, Inc.- Class A, Class - A(a)	9,333
10,662	Alphabet, Inc.- Class C, Class - C(a)	15,668
62,972	Facebook, Inc., Class - A(a)	16,493
646	IAC/InterActive Corp.(a)	77
26,243	Match Group, Inc.(a)	2,904
32,720	Tencent Holdings Ltd., ADR	2,214
		46,689

	Internet & Direct Marketing Retail — 5.83%
7,359	Alibaba Group Holding Ltd., ADR(a)	2,163
13,303	Amazon.com, Inc.(a)	41,888
1,528	Booking Holdings, Inc.(a)	2,614
		46,665

	IT Services — 10.06%
12,354	Accenture PLC, Class - A	2,792
78,675	Adyen N.V., ADR(a)	2,915
61,269	Automatic Data Processing, Inc.	8,547
1,297	Booz Allen Hamilton Holding Corp.	108
2,577	Broadridge Financial Solutions, Inc.	340
11,940	Cognizant Technology Solutions Corp.	829
1,932	Fidelity National Information Services, Inc.	284
5,200	Fiserv, Inc.(a)	536
9,624	FleetCor Technologies, Inc.(a)	2,291
8,004	Global Payments, Inc.	1,421
1,132	GoDaddy, Inc., Class - A(a)	86
2,436	International Business Machines Corp.	296
2,207	Jack Henry & Associates, Inc.	359
45,308	MasterCard, Inc., Class - A	15,323
19,033	Okta, Inc.(a)	4,070
6,384	Paychex, Inc.	509

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
55,313	PayPal Holdings, Inc.(a)	$10,899
4,178	Shopify, Inc.(a)	4,274
2,359	Square, Inc., Class - A(a)	383
10,152	Twilio, Inc., Class - A(a)	2,508
107,829	Visa, Inc., Class - A	21,563
		80,333

	Leisure Products — 0.16%
11,442	Peloton Interactive, Inc., Class - A(a)	1,136
1,422	Polaris Inc.	134
		1,270

	Life Sciences Tools & Services — 0.81%
754	Agilent Technologies, Inc.	76
1,141	Bio-Techne Corp.	283
440	Bruker Corp.	17
447	Charles River Laboratories International, Inc.(a)	101
1,402	Illumina, Inc.(a)	433
817	IQVIA Holdings, Inc.(a)	129
785	Mettler-Toledo International, Inc.(a)	759
239	PerkinElmer, Inc.	30
9,568	Thermo Fisher Scientific, Inc.	4,225
2,297	Waters Corp.(a)	449
		6,502

	Machinery — 1.39%
9,555	Caterpillar, Inc.	1,425
4,840	Deere & Co.	1,073
2,856	Donaldson Companies, Inc.	133
3,369	Dover Corp.	365
7,085	Fortive Corp.	540
34,446	Gates Industrial Corp. PLC(a)	383
1,569	Graco, Inc.	96
2,179	IDEX Corp.	397
8,257	Illinois Tool Works, Inc.	1,596
17,092	Ingersoll-Rand, Inc.(a)	608
506	Nordson Corp.	97
8,726	Otis Worldwide Corp.	545
16,178	PACCAR, Inc.	1,380
11,372	The Middleby Corp.(a)	1,020
927	The Toro Co.	78
16,855	Westinghouse Air Brake Technologies Corp.	1,043
4,438	Xylem, Inc.	373
		11,152

	Media — 0.89%
610	Charter Communications, Inc., Class - A(a)	381
58,598	Comcast Corp., Class - A	2,711
17,467	Discovery, Inc.(a)	380
4,099	GCI Liberty, Inc., Class - A(a)	336
4,935	Omnicom Group, Inc.	244
37,013	Sinclair Broadcast Group, Inc., Class - A	712
17,241	The Interpublic Group of Companies, Inc.	287
74,543	ViacomCBS, Inc., Class - B	2,088
		7,139

	Metals & Mining — 0.11%
13,795	Newmont Corp.	875

	Mortgage Real Estate Investment Trusts — 0.39%
45,247	AGNC Investment Corp.	629
49,025	Annaly Capital Management, Inc.	349

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
191,150	New Residential Investment Corp.	$1,520
20,515	Starwood Property Trust, Inc.	310
59,387	Two Harbors Investment Corp.	302
		3,110

	Multiline Retail — 0.08%
939	Dollar General Corp.	197
4,517	Dollar Tree, Inc.(a)	412
		609

	Multi-Utilities — 0.83%
84,210	CenterPoint Energy, Inc.	1,629
4,870	Consolidated Edison, Inc.	379
35,529	Dominion Energy, Inc.	2,805
15,797	DTE Energy Co.	1,817
		6,630

	Oil, Gas & Consumable Fuels — 1.14%
54,988	Antero Midstream Corp.	295
29,282	Apache Corp.	277
11,726	Concho Resources, Inc.	517
47,186	ConocoPhillips	1,550
41,773	EQT Corp.	540
37,914	Equitrans Midstream Corp.	321
142,438	Marathon Oil Corp.	583
56,183	Noble Energy, Inc.	480
13,944	ONEOK, Inc.	362
37,063	Parsley Energy, Inc., Class - A	347
129,720	Range Resources Corp.	859
28,597	Targa Resources Corp.	401
94,273	The Williams Companies, Inc.	1,853
153,610	WPX Energy, Inc.(a)	753
		9,138

	Personal Products — 0.45%
16,438	The Estee Lauder Companies, Inc.	3,588

	Pharmaceuticals — 3.21%
53,802	AstraZeneca PLC, ADR	2,948
61,477	Bristol-Myers Squibb Co.	3,706
31,235	Eli Lilly & Co.	4,623
33,814	Johnson & Johnson	5,035
55,581	Merck & Co., Inc.	4,610
49,218	Novo Nordisk A/S, Class - B, ADR	3,417
16,750	Pfizer, Inc.	615
4,788	Zoetis, Inc.	792
		25,746

	Professional Services — 0.27%
331	CoStar Group, Inc.(a)	281
2,353	Equifax, Inc.	369
4,977	IHS Markit Ltd.	391
1,445	Robert Half International, Inc.	76
1,517	TransUnion	128
4,817	Versik Analytics, Inc., Class - A	893
		2,138

	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class - A(a)	60

	Road & Rail — 1.69%
916	AMERCO	326
49,103	CSX Corp.	3,814
1,303	Landstar System, Inc.	164

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail (continued)
562	Old Dominion Freight Line, Inc.	$102
67,024	Uber Technologies, Inc.(a)	2,445
33,882	Union Pacific Corp.	6,669
		13,520

	Semiconductors & Semiconductor Equipment — 4.15%
96,872	Advanced Micro Devices, Inc.(a)	7,942
7,262	Analog Devices, Inc.	848
6,209	Applied Materials, Inc.	369
3,425	Broadcom, Inc.	1,248
94,338	Intel Corp.	4,884
1,378	KLA Corp.	267
1,153	Lam Research Corp.	383
28,189	Marvell Technology Group Ltd.	1,119
2,547	Maxim Integrated Products, Inc.	172
1,854	Microchip Technology, Inc.	191
7,602	Micron Technology, Inc.(a)	357
18,157	NVIDIA Corp.	9,826
3,257	ON Semiconductor Corp.(a)	71
30,091	QUALCOMM, Inc.	3,541
1,736	SolarEdge Technologies, Inc.(a)	414
9,164	Texas Instruments, Inc.	1,309
2,830	Xilinx, Inc.	295
		33,236

	Software — 12.79%
16,218	Adobe, Inc.(a)	7,953
1,974	ANSYS, Inc.(a)	646
11,064	Atlassian Corp. PLC, Class - A(a)	2,011
1,566	Autodesk, Inc.(a)	362
3,967	Citrix Systems, Inc.	546
5,800	Coupa Software, Inc.(a)	1,591
15,781	Crowdstrike Holdings, Inc., Class - A(a)	2,167
1,303	Fortinet, Inc.(a)	154
5,422	Intuit, Inc.	1,769
218,947	Microsoft Corp.	46,050
63,347	Oracle Corp.	3,782
6,161	RingCentral, Inc., Class - A(a)	1,692
81,047	Salesforce.com, Inc.(a)	20,369
17,664	SAP AG, ADR	2,752
6,085	ServiceNow, Inc.(a)	2,952
13,765	Splunk, Inc.(a)	2,590
1,391	SS&C Technologies Holdings, Inc.	84
151	Synopsys, Inc.(a)	32
2,636	The Trade Desk, Inc., Class - A(a)	1,368
1,831	VMware, Inc., Class - A(a)	263
14,716	Workday, Inc., Class - A(a)	3,166
		102,299

	Specialty Retail — 2.76%
1,475	Advance Auto Parts, Inc.	226
597	AutoZone, Inc.(a)	703
6,005	Best Buy Co., Inc.	668
376	Burlington Stores, Inc.(a)	77
56,169	Lowe's Companies, Inc.	9,317
1,946	O'Reilly Automotive, Inc.(a)	897
9,045	Ross Stores, Inc.	844
20,586	The Home Depot, Inc.	5,717
51,703	The TJX Companies, Inc.	2,877
2,234	Tiffany & Co.	259
1,256	Tractor Supply Co.	180
1,253	Ulta Beauty, Inc.(a)	281
		22,046

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals — 6.24%
430,988	Apple, Inc.	$49,913

	Textiles, Apparel & Luxury Goods — 2.12%
40,833	Kering SA, ADR	2,717
960	Kontoor Brands, Inc.	23
13,489	Lululemon Athletica, Inc.(a)	4,443
13,183	LVMH Moet Hennessy Louis Vuitton SE, ADR	1,242
64,355	NIKE, Inc., Class - B	8,080
6,722	V.F. Corp.	472
		16,977

	Tobacco — 0.28%
30,396	Philip Morris International, Inc.	2,279

	Trading Companies & Distributors — 0.23%
23,095	Air Lease Corp.	679
14,448	Fastenal Co.	651
909	MSC Industrial Direct Co., Inc.	58
1,221	W.W. Grainger, Inc.	436
		1,824

	Transportation Infrastructure — 0.04%
10,938	Macquarie Infrastructure Corp.	294

	Total Common Stocks	783,261

	Investment Companies — 1.32%
398,706	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(b)	399
10,166,293	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(b)	10,166
	Total Investment Companies	10,565

	Purchased Options on Futures — 0.08%
	Total Purchased Options on Futures	640

	Total Investments (cost $305,546) — 99.33%	794,466
	Other assets in excess of liabilities — 0.67%	5,340

	Net Assets - 100.00%	$799,806

^	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020, was $365 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2020.

ADR—American Depositary Receipt

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	23.84%	74.09%	97.93%
Investment Companies	-	1.32%	1.32%
Purchased Options on Futures	-	0.08%	0.08%
Other Assets (Liabilities)	0.21%	0.46%	0.67%
Total Net Assets	24.05%	75.95%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2020.

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	81	12/18/20	$18,480	$(345)
E-Mini S&P 500 Future	49	12/18/20	8,212	(54)
			$26,692	$(399)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(399)
	Total Net Unrealized Appreciation/(Depreciation)			$(399)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	15	$2,153	$2,870.00	10/16/20	$(2)
E-Mini S&P 500 Future Option	Put	12	1,800	3,000.00	10/16/20	(3)
E-Mini S&P 500 Future Option	Put	18	2,610	2,900.00	10/16/20	(3)
E-Mini S&P 500 Future Option	Put	16	2,512	3,140.00	10/16/20	(12)
E-Mini S&P 500 Future Option	Put	15	2,348	3,130.00	10/16/20	(10)
E-Mini S&P 500 Future Option	Put	28	4,340	3,100.00	10/16/20	(15)
E-Mini S&P 500 Future Option	Put	14	2,135	3,050.00	10/16/20	(5)
E-Mini S&P 500 Future Option	Put	15	2,213	2,950.00	10/16/20	(3)
E-Mini S&P 500 Future Option	Put	30	4,650	3,100.00	10/30/20	(38)
E-Mini S&P 500 Future Option	Put	15	2,288	3,050.00	10/30/20	(15)
E-Mini S&P 500 Future Option	Put	30	4,470	2,980.00	10/30/20	(20)
E-Mini S&P 500 Future Option	Put	10	1,460	2,920.00	10/30/20	(5)
E-Mini S&P 500 Future Option	Put	10	1,450	2,900.00	10/30/20	(4)
E-Mini S&P 500 Future Option	Put	27	3,983	2,950.00	10/30/20	(16)
E-Mini S&P 500 Future Option	Put	28	4,480	3,200.00	11/20/20	(115)
E-Mini S&P 500 Future Option	Put	20	2,850	2,850.00	11/20/20	(23)
E-Mini S&P 500 Future Option	Put	15	2,100	2,800.00	11/20/20	(14)
E-Mini S&P 500 Future Option	Put	10	1,375	2,750.00	11/20/20	(8)
E-Mini S&P 500 Future Option	Put	20	3,050	3,050.00	11/20/20	(49)
E-Mini S&P 500 Future Option	Put	26	4,095	3,150.00	11/30/20	(103)
E-Mini S&P 500 Future Option	Put	20	3,000	3,000.00	11/30/20	(49)
E-Mini S&P 500 Future Option	Put	10	1,450	2,900.00	11/30/20	(17)
E-Mini S&P 500 Future Option	Put	10	1,375	2,750.00	11/30/20	(10)
E-Mini S&P 500 Future Option	Put	20	2,750	2,750.00	12/18/20	(32)
E-Mini S&P 500 Future Option	Put	24	3,696	3,080.00	12/18/20	(102)
						$(673)

Exchanged-traded options on futures contacts purchased as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	14	$2,317	$3,310.00	10/16/20	$34
E-Mini S&P 500 Future Option	Put	15	2,400	3,200.00	10/16/20	17
E-Mini S&P 500 Future Option	Put	18	2,835	3,150.00	10/16/20	14
E-Mini S&P 500 Future Option	Put	15	2,513	3,350.00	10/30/20	65
E-Mini S&P 500 Future Option	Put	15	2,438	3,250.00	10/30/20	41
E-Mini S&P 500 Future Option	Put	14	2,415	3,450.00	11/20/20	124
E-Mini S&P 500 Future Option	Put	10	1,650	3,300.00	11/20/20	56
E-Mini S&P 500 Future Option	Put	13	2,243	3,450.00	11/30/20	122
E-Mini S&P 500 Future Option	Put	10	1,665	3,330.00	11/30/20	67
E-Mini S&P 500 Future Option	Put	12	2,010	3,350.00	12/18/20	100
						$640

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.93%
	Aerospace & Defense — 1.13%
1,084	BWX Technologies, Inc.	$61
579	Curtiss-Wright Corp.	54
14,872	General Dynamics Corp.	2,058
2,645	HEICO Corp.	277
4,112	HEICO Corp., Class - A	365
983	Hexcel Corp.	33
19,802	Howmet Aerospace, Inc.(a)	331
3,666	Huntington Ingalls Industries, Inc.	516
16,856	Kratos Defense & Security Solutions, Inc.(a)	325
14,228	L3Harris Technologies, Inc.	2,417
15,708	Lockheed Martin Corp.	6,020
596	Moog, Inc., Class - A	38
10,751	Northrop Grumman Corp.	3,392
80,716	Raytheon Technologies Corp.	4,644
2,247	Teledyne Technologies, Inc.(a)	697
12,356	Textron, Inc.	446
30,239	The Boeing Co.	4,998
8,611	TransDigm Group, Inc.	4,091
		30,763

	Air Freight & Logistics — 0.54%
925	Atlas Air Worldwide Holdings, Inc.(a)	56
16,275	C.H. Robinson Worldwide, Inc.	1,664
15,942	Expeditors International of Washington, Inc.	1,443
13,945	FedEx Corp.	3,507
709	Hub Group, Inc., Class - A(a)	36
44,114	United Parcel Service, Inc., Class - B	7,350
5,846	XPO Logistics, Inc.(a)	495
		14,551

	Airlines — 0.07%
3,355	Alaska Air Group, Inc.	123
434	Allegiant Travel Co.	52
13,247	Azul SA, ADR^(a)	174
58,077	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	419
7,843	Delta Air Lines, Inc.	240
2,558	Hawaiian Holdings, Inc.	33
20,680	JetBlue Airways Corp.(a)	234
1,462	SkyWest, Inc.	44
8,069	Southwest Airlines Co.	302
		1,621

	Auto Components — 0.15%
3,110	Adient PLC(a)	54
4,324	American Axle & Manufacturing Holdings, Inc.(a)	25
14,271	Aptiv PLC	1,308
4,152	Autoliv, Inc.	303
19,759	BorgWarner, Inc.	766
1,215	Cooper Tire & Rubber Co.	39
48,172	Dana, Inc.	593
499	Dorman Products, Inc.(a)	45
2,650	Gentex Corp.	68
795	LCI Industries	85
3,833	Lear Corp.	418
6,903	Modine Manufacturing Co.(a)	43
17,113	Stoneridge, Inc.(a)	314
7,008	Veoneer, Inc.(a)	103
713	Visteon Corp.(a)	49
		4,213

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Automobiles — 1.26%
270,231	Ford Motor Co.	$1,800
87,380	General Motors Co.	2,586
68,949	Tesla, Inc.(a)	29,579
1,413	Thor Industries, Inc.	135
		34,100

	Banks — 2.18%
525,673	Bank of America Corp.	12,662
4,943	BankUnited, Inc.	108
2,447	CIT Group, Inc.	43
111,204	Citigroup, Inc.	4,794
22,025	Citizens Financial Group, Inc.	557
7,493	Comerica, Inc.	287
8,631	East West Bancorp, Inc.	283
39,517	Fifth Third Bancorp	843
33,973	First Bancorp	177
10,197	First Republic Bank	1,113
52,354	Huntington Bancshares, Inc.	480
190,845	JPMorgan Chase & Co.	18,372
50,147	KeyCorp	598
6,887	M&T Bank Corp.	634
26,238	People's United Financial, Inc.	271
4,657	Pinnacle Financial Partners, Inc.	166
22,681	PNC Financial Services Group, Inc.	2,493
6,240	Popular, Inc.	227
49,378	Regions Financial Corp.	569
2,663	Signature Bank	221
3,144	SVB Financial Group(a)	756
16,222	The Bancorp, Inc.(a)	140
71,446	Truist Financial Corp.	2,719
72,938	U.S. Bancorp	2,615
6,546	Webster Financial Corp.	173
321,296	Wells Fargo & Co.	7,554
3,121	Wintrust Financial Corp.	125
9,357	Zions Bancorp NA	273
		59,253

	Beverages — 1.33%
24,956	Brown-Forman Corp., Class - B	1,880
896	Coca-Cola European Partners PLC	35
11,119	Constellation Brands, Inc., Class - A	2,107
32,881	Diageo PLC	1,129
43,544	Keurig Dr Pepper, Inc.	1,201
3,066	MGP Ingredients, Inc.	122
22,576	Molson Coors Beverage Co., Class - B	758
51,948	Monster Beverage Corp.(a)	4,166
86,335	PepsiCo, Inc.	11,967
203	The Boston Beer Co., Inc., Class - A(a)	179
254,122	The Coca-Cola Co.	12,546
		36,090

	Biotechnology — 1.87%
109,934	AbbVie, Inc.	9,630
3,374	Acadia Pharmaceuticals, Inc.(a)	139
14,237	Alexion Pharmaceuticals, Inc.(a)	1,630
9,023	Alnylam Pharmaceuticals, Inc.(a)	1,313
37,059	Amgen, Inc.	9,419
11,124	Biogen, Inc.(a)	3,156
13,272	BioMarin Pharmaceutical, Inc.(a)	1,009
10,057	Exact Sciences Corp.(a)	1,025
94,098	Gilead Sciences, Inc.	5,947
15,006	Incyte Corp.(a)	1,346
9,366	Ionis Pharmaceuticals, Inc.(a)	444
10,413	Karyopharm Therapeutics, Inc.(a)	152

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
25,230	Moderna, Inc.(a)	$1,785
2,259	Myriad Genetics, Inc.(a)	29
7,807	Neurocrine Biosciences, Inc.(a)	750
6,665	Regeneron Pharmaceuticals, Inc.(a)	3,732
5,306	Sangamo Therapeutics, Inc.(a)	50
7,586	Sarepta Therapeutics, Inc.(a)	1,065
8,644	Seattle Genetics, Inc.(a)	1,692
1,559	United Therapeutics Corp.(a)	158
22,851	Vertex Pharmaceuticals, Inc.(a)	6,218
		50,689

	Building Products — 0.40%
19,071	A.O. Smith Corp.	1,008
5,032	Allegion PLC	498
971	American Woodmark Corp.(a)	76
787	Armstrong World Industries, Inc.	54
8,441	Builders FirstSource, Inc.(a)	276
43,590	Carrier Global Corp.	1,331
7,634	Fortune Brands Home & Security, Inc.	660
45,683	Johnson Controls International PLC	1,867
4,327	Lennox International, Inc.	1,179
19,854	Masco Corp.	1,094
6,532	Owens Corning	449
13,781	Trane Technologies PLC	1,672
10,090	Trex Company, Inc.(a)	722
		10,886

	Capital Markets — 2.71%
810	Affiliated Managers Group, Inc.	55
6,897	Ameriprise Financial, Inc.	1,063
9,364	Apollo Global Management, Inc.	419
7,420	Artisan Partners Asset Management, Inc., Class - A	290
8,551	BlackRock, Inc., Class - A	4,818
12,984	CBOE Global Markets, Inc.	1,139
33,928	CME Group, Inc.	5,676
13,290	E*Trade Financial Corp.	665
2,698	Evercore, Inc., Class - A	177
9,044	FactSet Research Systems, Inc.	3,028
1,747	Federated Hermes, Inc., Class - B	38
19,873	Franklin Resources, Inc.	404
704	Houlihan Lokey, Inc.	42
68,109	Intercontinental Exchange, Inc.	6,814
29,699	Invesco Ltd.	339
26,677	KKR & Co., Inc., Class - A	916
6,100	LPL Financial Holdings, Inc.	467
3,636	MarketAxess Holdings, Inc.	1,751
19,236	Moody's Corp.	5,575
66,799	Morgan Stanley	3,230
11,055	MSCI, Inc.	3,944
8,482	Nasdaq, Inc.	1,041
10,362	Northern Trust Corp.	808
1,215	PJT Partners, Inc., Class - A	74
10,021	Raymond James Financial, Inc.	729
39,701	S&P Global, Inc.	14,316
8,027	SEI Investments Co.	408
19,891	State Street Corp.	1,180
13,920	T. Rowe Price Group, Inc.	1,785
14,321	TD Ameritrade Holding Corp.	561
42,612	The Bank of New York Mellon Corp.	1,463
36,930	The Blackstone Group, Inc., Class - A	1,928
12,054	The Carlyle Group, Inc.	298
61,601	The Charles Schwab Corp.	2,232
25,075	The Goldman Sachs Group, Inc.	5,040

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
11,386	Tradeweb Markets, Inc., Class - A	$661
2,359	Virtu Financial, Inc., Class - A	54
		73,428

	Chemicals — 1.48%
19,119	Air Products & Chemicals, Inc.	5,694
10,448	Albemarle Corp.	933
1,572	Avient Corp.	42
15,230	Axalta Coating Systems Ltd.(a)	337
6,731	Celanese Corp., Series A	723
11,631	CF Industries Holdings, Inc.	357
39,823	Corteva, Inc.	1,147
39,455	Dow, Inc.	1,856
39,349	DuPont de Nemours, Inc.	2,183
7,350	Eastman Chemical Co.	574
14,435	Ecolab, Inc.	2,886
14,431	FMC Corp.	1,528
6,387	Huntsman Corp.	142
7,506	International Flavors & Fragrances, Inc.	919
40,174	Linde PLC	9,567
11,651	Livent Corp.(a)	105
18,040	LyondellBasell Industries N.V., Class - A	1,272
4,058	Olin Corp.	50
15,022	PPG Industries, Inc.	1,834
9,605	RPM International, Inc.	796
589	Sensient Technologies Corp.	34
19,406	Symrise AG	2,680
2,698	The Chemours Co.	56
27,140	The Mosaic Co.	496
621	The Scotts Miracle-Gro Co.	95
4,868	The Sherwin-Williams Co.	3,392
23,505	Tronox Holdings PLC, Class - A	185
714	W.R. Grace & Co.	29
		39,912

	Commercial Services & Supplies — 0.63%
1,032	ABM Industries, Inc.	38
1,004	Advanced Disposal Services, Inc.(a)	30
5,352	Cintas Corp.	1,781
41,396	Copart, Inc.(a)	4,353
28,551	Covanta Holding Corp.	221
1,464	Healthcare Services Group, Inc.	32
1,816	Herman Miller, Inc.	55
27,747	Interface, Inc.	170
242	MSA Safety, Inc.	32
18,500	Republic Services, Inc.	1,727
32,721	Rollins, Inc.	1,773
1,008	Stericycle, Inc.(a)	64
34,694	Waste Connections, Inc.	3,601
28,824	Waste Management, Inc.	3,262
		17,139

	Communications Equipment — 0.55%
3,186	Arista Networks, Inc.(a)	659
1,290	Ciena Corp.(a)	51
225,937	Cisco Systems, Inc.	8,900
6,078	F5 Networks, Inc.(a)	746
43,393	Juniper Networks, Inc.	933
12,972	Motorola Solutions, Inc.	2,034
6,245	Palo Alto Networks, Inc.(a)	1,529
		14,852

	Construction & Engineering — 0.11%
7,537	AECOM(a)	315

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
987	Dycom Industries, Inc.(a)	$52
4,010	Fluor Corp.	35
15,171	Granite Construction, Inc.	267
9,599	Jacobs Engineering Group, Inc.	891
6,146	MasTec, Inc.(a)	259
7,694	Quanta Services, Inc.	407
66,587	Tutor Perini Corp.(a)	742
		2,968

	Construction Materials — 0.09%
2,753	Eagle Materials, Inc., Class - A	238
4,258	Martin Marietta Materials, Inc.	1,002
8,520	Vulcan Materials Co.	1,155
		2,395

	Consumer Finance — 0.33%
25,589	Ally Financial, Inc.	641
36,571	American Express Co.	3,667
29,440	Capital One Financial Corp.	2,115
17,740	Discover Financial Services	1,025
448	FirstCash, Inc.	26
4,406	Green Dot Corp., Class - A(a)	223
6,370	Navient Corp.	54
7,212	PRA Group, Inc.(a)	288
2,074	Santander Consumer USA Holdings, Inc.	38
28,637	Synchrony Financial	749
		8,826

	Containers & Packaging — 0.49%
87,258	Amcor PLC	964
568	AptarGroup, Inc.	64
5,862	Avery Dennison Corp.	749
57,980	Ball Corp.	4,820
1,141	Berry Global Group, Inc.(a)	55
46,536	Crown Holdings, Inc.(a)	3,577
12,299	Graphic Packaging Holding Co.	173
19,329	International Paper Co.	784
4,580	O-I Glass, Inc.	49
6,788	Packaging Corporation of America	740
17,492	Sealed Air Corp.	679
1,466	Silgan Holdings, Inc.	54
16,535	WestRock Co.	574
		13,282

	Distributors — 0.21%
8,682	Genuine Parts Co.	826
106,411	LKQ Corp.(a)	2,950
5,349	Pool Corp.	1,790
		5,566

	Diversified Consumer Services — 0.13%
9,534	Adtalem Global Education, Inc.(a)	234
428	Bright Horizons Family Solutions, Inc.(a)	65
68,582	Frontdoor, Inc.(a)	2,669
4,450	H&R Block, Inc.	72
24,179	Perdoceo Education Corp.(a)	296
1,165	Service Corp. International	49
1,047	ServiceMaster Global Holdings, Inc.(a)	42
		3,427

	Diversified Financial Services — 0.63%
75,364	Berkshire Hathaway, Inc., Class - B(a)	16,047
960	Cannae Holdings, Inc.(a)	36
21,424	Equitable Holdings, Inc.	390

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services (continued)
11,568	Jefferies Financial Group, Inc.	$209
9,079	Voya Financial, Inc.	436
		17,118

	Diversified Telecommunication Services — 1.14%
417,887	AT&T, Inc.	11,914
46,197	Cellnex Telecom SA	2,804
70,369	CenturyLink, Inc.	710
4,477	Cogent Communications Holdings, Inc.	269
256,316	Verizon Communications, Inc.	15,248
		30,945

	Electric Utilities — 1.34%
26,058	Alliant Energy Corp.	1,346
34,643	American Electric Power Co., Inc.	2,831
46,326	Duke Energy Corp.	4,104
28,058	Edison International	1,427
16,103	Entergy Corp.	1,587
19,837	Evergy, Inc.	1,008
25,300	Eversource Energy	2,114
62,825	Exelon Corp.	2,247
42,626	FirstEnergy Corp.	1,224
1,428	Hawaiian Electric Industries, Inc.	47
29,876	NextEra Energy, Inc.	8,293
27,735	OGE Energy Corp.	831
58,961	PG&E Corp.(a)	554
12,505	Pinnacle West Capital Corp.	932
55,879	PPL Corp.	1,520
68,469	The Southern Co.	3,712
37,153	Xcel Energy, Inc.	2,563
		36,340

	Electrical Equipment — 0.42%
511	Acuity Brands, Inc.	52
12,179	AMETEK, Inc.	1,211
22,631	Eaton Corp. PLC	2,309
34,506	Emerson Electric Co.	2,263
2,887	Encore Wire Corp.	134
2,278	EnerSys	153
1,149	Generac Holdings, Inc.(a)	222
402	Hubbell, Inc.	55
6,969	Rockwell Automation, Inc.	1,538
7,948	Sensata Technologies Holding PLC(a)	343
176,716	Vertiv Holdings Co.(a)	3,061
		11,341

	Electronic Equipment, Instruments & Components — 0.46%
15,858	Amphenol Corp., Class - A	1,717
5,179	Arrow Electronics, Inc.(a)	407
1,968	Avnet, Inc.	51
7,741	CDW Corp.	925
10,273	Cognex Corp.	669
670	Coherent, Inc.(a)	74
50,545	Corning, Inc.	1,638
531	Dolby Laboratories, Inc., Class - A	35
2,969	Fabrinet(a)	187
30,138	Flex Ltd.(a)	336
20,622	FLIR Systems, Inc.	739
1,337	II-VI, Inc.(a)	54
1,763	Insight Enterprises, Inc.(a)	100
1,860	IPG Photonics Corp.(a)	316
5,221	Itron, Inc.(a)	317
13,907	Jabil, Inc.	477

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
9,978	Keysight Technologies, Inc.(a)	$986
3,059	Rogers Corp.(a)	300
432	SYNNEX Corp.	61
17,800	TE Connectivity Ltd.	1,740
14,032	Trimble, Inc.(a)	683
2,873	Vishay Intertechnology, Inc.	45
3,044	Zebra Technologies Corp.(a)	769
		12,626

	Energy Equipment & Services — 0.10%
44,438	Baker Hughes, Inc.	590
1,800	Dril-Quip, Inc.(a)	45
49,032	Halliburton Co.	591
26,858	National Oilwell Varco, Inc.	244
18,370	Patterson-UTI Energy, Inc.	52
73,820	Schlumberger Ltd.	1,148
66,159	Transocean Ltd.^(a)	53
		2,723

	Entertainment — 1.94%
49,048	Activision Blizzard, Inc.	3,970
3,072	Cinemark Holdings, Inc.	31
20,536	Electronic Arts, Inc.(a)	2,678
10,946	Liberty Media Corp. - Liberty Formula One, Class - C(a)	397
19,839	Lions Gate Entertainment Corp., Class - B(a)	173
9,175	Live Nation Entertainment, Inc.(a)	494
360	Madison Square Garden Sports Corp.(a)	54
43,612	Netflix, Inc.(a)	21,808
4,583	Rosetta Stone, Inc.(a)	137
22,875	Sea Ltd., ADR(a)	3,523
6,281	Spotify Technology SA(a)	1,524
9,833	Take-Two Interactive Software, Inc.(a)	1,625
127,752	The Walt Disney Co.	15,852
14,196	Zynga, Inc., Class - A(a)	129
		52,395

	Equity Real Estate Investment Trusts — 4.67%
14,200	Agree Realty Corp.	904
23,390	Alexandria Real Estate Equities, Inc.	3,743
2,021	American Campus Communities, Inc.	71
174,037	American Homes 4 Rent, Class - A	4,957
60,806	American Tower Corp.	14,699
25,417	Americold Realty Trust	909
1,626	Apartment Investment & Management Co.	55
5,628	Apple Hospitality REIT, Inc.	54
23,322	AvalonBay Communities, Inc.	3,483
27,173	Boston Properties, Inc.	2,182
3,185	Brandywine Realty Trust	33
157,026	Brixmor Property Group, Inc.	1,836
27,944	Camden Property Trust	2,486
12,973	Colony Capital, Inc.	35
14,847	Community Healthcare Trust, Inc.	694
3,241	CoreCivic, Inc.	26
15,239	Corporate Office Properties Trust	361
1,121	Cousins Properties, Inc.	32
52,479	Crown Castle International Corp.	8,738
1,765	CubeSmart	57
849	CyrusOne, Inc.	59
30,930	Digital Realty Trust, Inc.	4,539
39,173	Douglas Emmett, Inc.	983
26,894	Duke Realty Corp.	993

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
329	EastGroup Properties, Inc.	$43
13,365	Equinix, Inc.	10,161
1,819	Equity Commonwealth	48
40,835	Equity Lifestyle Properties, Inc.	2,503
27,704	Equity Residential	1,422
5,030	Essex Property Trust, Inc.	1,010
28,137	Extra Space Storage, Inc.	3,011
5,861	Federal Realty Investment Trust	430
1,305	First Industrial Realty Trust, Inc.	52
10,473	Four Corners Property Trust, Inc.	268
1,972	Gaming & Leisure Properties, Inc.	73
1,609	Healthcare Realty Trust, Inc.	48
2,670	Healthcare Trust of America, Inc., Class - A	69
117,393	Healthpeak Properties, Inc.	3,187
1,441	Highwoods Properties, Inc.	48
40,708	Host Hotels & Resorts, Inc.	439
2,161	Hudson Pacific Property, Inc.	47
80,474	Independence Realty Trust, Inc.	933
5,738	Innovative Industrial Properties, Inc.	712
102,087	Invitation Homes, Inc.	2,857
25,879	Iron Mountain, Inc.	693
19,583	JBG SMITH Properties	524
31,507	Killam Apartment Real Estate Investment Trust	411
1,164	Kilroy Realty Corp.	60
4,625	Kimco Realty Corp.	52
1,170	Lamar Advertising Co., Class - A	77
4,793	Lexington Realty Trust	50
13,838	Life Storage, Inc.	1,457
111,468	Medical Properties Trust, Inc.	1,966
37,963	MGM Growth Properties LLC, Class - A	1,062
9,158	Mid-America Apartment Communities, Inc.	1,062
12,556	National Retail Properties, Inc.	434
5,334	NETSTREIT Corp.	97
22,281	NexPoint Residential Trust, Inc.	988
38,472	Omega Healthcare Investors, Inc.	1,152
3,619	Outfront Media, Inc.	53
2,339	Physicians Realty Trust	42
22,979	PotlatchDeltic Corp.	967
100,317	Prologis, Inc.	10,095
280	PS Business Parks, Inc.	34
12,355	Public Storage	2,751
18,278	Realty Income Corp.	1,110
10,392	Regency Centers Corp.	395
85,038	Retail Opportunity Investments Corp.	886
5,472	Retail Properties of America, Inc.	32
37,291	Rexford Industrial Realty, Inc.	1,706
6,151	RLJ Lodging Trust	53
8,474	SBA Communications Corp.	2,699
5,060	Service Properties Trust	40
17,280	Simon Property Group, Inc.	1,118
20,573	SITE Centers Corp.	148
5,154	STAG Industrial, Inc.	157
1,991	Store Capital Corp.	55
36,427	Sun Communities, Inc.	5,122
6,855	Sunstone Hotel Investors, Inc.	54
1,012	Taubman Centers, Inc.	34
4,784	The GEO Group, Inc.	54
97	The Macerich Co.	1
61,157	UDR, Inc.	1,994
19,617	Ventas, Inc.	823
54,617	VEREIT, Inc.	355
111,259	VICI Properties, Inc.	2,599
9,239	Vornado Realty Trust	311

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
2,114	Weingarten Realty Investors	$36
22,609	Welltower, Inc.	1,246
39,621	Weyerhaeuser Co.	1,130
12,227	WP Carey, Inc.	796
18,076	Xenia Hotels & Resorts, Inc.	159
		126,430

	Food & Staples Retailing — 1.25%
383	Casey's General Stores, Inc.	68
38,469	Costco Wholesale Corp.	13,656
2,159	Performance Food Group Co.(a)	75
4,590	Rite Aid Corp.(a)	44
3,870	Sprouts Farmers Market, Inc.(a)	81
29,727	Sysco Corp.	1,849
78,245	The Kroger Co.	2,654
2,299	US Foods Holding Corp.(a)	51
58,452	Walgreens Boots Alliance, Inc.	2,100
95,871	Walmart, Inc.	13,413
		33,991

	Food Products — 1.09%
40,833	Archer-Daniels-Midland Co.	1,898
1,897	B&G Foods, Inc.	53
16,995	Bunge Ltd.	777
1,098	Cal-Maine Foods, Inc.(a)	42
25,240	Campbell Soup Co.	1,221
48,141	Conagra Brands, Inc.	1,719
10,942	Darling Ingredients, Inc.(a)	394
47,217	General Mills, Inc.	2,912
31,378	Hormel Foods Corp.	1,535
8,640	Ingredion, Inc.	654
26,471	Kellogg Co.	1,710
12,371	Lamb Weston Holding, Inc.	820
324	Lancaster Colony Corp.	58
10,755	McCormick & Company, Inc.	2,087
87,430	Mondelez International, Inc., Class - A	5,022
15,628	Nestle SA, Registered Shares	1,860
2,272	Nomad Foods Ltd.(a)	58
459	Sanderson Farms, Inc.	54
1,642	The Hain Celestial Group, Inc.(a)	56
13,064	The Hershey Co.	1,873
13,400	The J.M. Smucker Co.	1,549
53,927	The Kraft Heinz Co.	1,615
1,173	TreeHouse Foods, Inc.(a)	48
27,127	Tyson Foods, Inc., Class - A	1,613
		29,628

	Gas Utilities — 0.07%
12,383	Atmos Energy Corp.	1,184
19,346	UGI Corp.	638
		1,822

	Health Care Equipment & Supplies — 3.39%
96,760	Abbott Laboratories	10,530
4,172	Abiomed, Inc.(a)	1,155
9,755	Align Technology, Inc.(a)	3,194
35,311	Baxter International, Inc.	2,839
18,329	Becton, Dickinson & Co.	4,265
162,614	Boston Scientific Corp.(a)	6,214
6,183	Cardiovascular Systems, Inc.(a)	243
63,910	Danaher Corp.	13,762
22,045	DENTSPLY SIRONA, Inc.	965
10,440	Dexcom, Inc.(a)	4,303
55,940	Edwards Lifesciences Corp.(a)	4,466

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
1,110	Globus Medical, Inc.(a)	$55
16,375	Hologic, Inc.(a)	1,088
10,053	IDEXX Laboratories, Inc.(a)	3,952
10,424	Insulet Corp.(a)	2,467
8,163	Intuitive Surgical, Inc.(a)	5,792
6,417	Masimo Corp.(a)	1,514
74,249	Medtronic PLC	7,715
2,336	Merit Medical Systems, Inc.(a)	102
9,715	ResMed, Inc.	1,665
22,819	STERIS PLC	4,021
17,949	Stryker Corp.	3,740
3,701	Tandem Diabetes Care, Inc.(a)	420
3,084	Teleflex, Inc.	1,050
5,968	The Cooper Companies, Inc.	2,012
6,047	Varian Medical Systems, Inc.(a)	1,040
6,542	West Pharmaceutical Services, Inc.	1,798
12,393	Zimmer Biomet Holdings, Inc.	1,687
		92,054

	Health Care Providers & Services — 2.15%
10,274	Acadia Healthcare Company, Inc.(a)	303
285	Amedisys, Inc.(a)	67
11,020	AmerisourceBergen Corp.	1,067
14,533	Anthem, Inc.	3,904
23,414	Cardinal Health, Inc.	1,099
77,516	Centene Corp.(a)	4,521
139	Chemed Corp.	67
36,709	Cigna Corp.	6,218
89,370	CVS Health Corp.	5,220
10,792	DaVita, Inc.(a)	924
1,026	Encompass Health Corp.	67
37,138	HCA Healthcare, Inc.	4,631
51,502	HealthEquity, Inc.(a)	2,646
14,589	Henry Schein, Inc.(a)	857
10,130	Humana, Inc.	4,192
5,377	Laboratory Corporation of America Holdings(a)	1,012
266	LHC Group, Inc.(a)	57
12,473	McKesson Corp.	1,858
2,774	MEDNAX, Inc.(a)	45
4,606	Molina Heathcare, Inc.(a)	844
2,292	Patterson Companies, Inc.	55
885	Premier, Inc., Class - A	29
12,025	Quest Diagnostics, Inc.	1,377
2,946	Tenet Healthcare Corp.(a)	72
53,717	UnitedHealth Group, Inc.	16,748
4,067	Universal Health Services, Inc., Class - B	435
		58,315

	Health Care Technology — 0.30%
25,534	Cerner Corp.	1,846
10,544	Teladoc Health, Inc.(a)	2,312
14,194	Veeva Systems, Inc., Class - A(a)	3,991
		8,149

	Hotels, Restaurants & Leisure — 1.59%
12,100	Aramark	320
3,968	Bloomin' Brands, Inc.	61
6,140	Boyd Gaming Corp.	188
4,372	Brinker International, Inc.	187
23,693	Caesars Entertainment, Inc.(a)	1,328
26,597	Carnival Corp., Class - A	404
3,767	Chipotle Mexican Grill, Inc.(a)	4,685
11,015	Choice Hotels International, Inc.	947

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
498	Churchill Downs, Inc.	$82
814	Cracker Barrel Old Country Store, Inc.	93
7,577	Darden Restaurants, Inc.	763
4,987	Domino's Pizza, Inc.	2,121
1,051	Dunkin' Brands Group, Inc.	86
3,364	Extended Stay America, Inc.	40
18,196	Hilton Worldwide Holdings, Inc.	1,552
7,513	Hyatt Hotels Corp., Class - A	401
22,117	Intercontinental Hotels Group PLC(a)	1,161
4,391	International Game Technology PLC	49
927	Jack in the Box, Inc.	74
20,194	Las Vegas Sands Corp.	943
15,230	Marriott International, Inc., Class - A	1,410
46,437	McDonald's Corp.	10,194
24,034	MGM Resorts International	523
661	Papa John's International, Inc.	54
2,464	Penn National Gaming, Inc.(a)	179
57,055	Planet Fitness, Inc., Class - A(a)	3,515
9,843	Royal Caribbean Cruises Ltd.	637
1,949	SeaWorld Entertainment, Inc.(a)	38
2,462	Six Flags Entertainment Corp.	50
68,642	Starbucks Corp.	5,898
780	Texas Roadhouse, Inc.	47
3,986	The Cheesecake Factory, Inc.	111
5,086	The Wendy's Co.	113
8,991	Vail Resorts, Inc.	1,923
15,628	Wyndham Hotels & Resorts, Inc.	789
5,219	Wynn Resorts Ltd.	375
23,225	YUM! Brands, Inc.	2,121
		43,462

	Household Durables — 0.60%
6,799	Century Communities, Inc.(a)	288
56,166	D.R. Horton, Inc.	4,249
10,951	Garmin Ltd.	1,039
266	Helen of Troy Ltd.(a)	51
960	KB Home	37
2,108	Leggett & Platt, Inc.	87
42,292	Lennar Corp., Class - A	3,453
2,761	LGI Homes, Inc.(a)	321
1,266	MDC Holdings, Inc.	60
685	Meritage Homes Corp.(a)	76
3,035	Mohawk Industries, Inc.(a)	296
20,305	Newell Brands, Inc.	348
222	NVR, Inc.(a)	906
16,482	PulteGroup, Inc.	763
5,412	Roku, Inc.(a)	1,022
2,193	Taylor Morrison Home Corp.(a)	54
593	Tempur Sealy International, Inc.(a)	53
31,363	Toll Brothers, Inc.	1,526
257	TopBuild Corp.(a)	44
37,869	TRI Pointe Homes, Inc.(a)	687
6,686	Universal Electronics, Inc.(a)	252
3,992	Whirlpool Corp.	734
		16,346

	Household Products — 1.28%
44,595	Church & Dwight Co., Inc.	4,179
56,553	Colgate-Palmolive Co.	4,363
24,335	Kimberly-Clark Corp.	3,594
10,855	The Clorox Co.	2,281
146,794	The Procter & Gamble Co.	20,403
		34,820

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Independent Power and Renewable Electricity Producers — 0.08%
19,378	NRG Energy, Inc.	$595
46,892	The AES Corp.	850
40,043	Vistra Corp.	755
		2,200

	Industrial Conglomerates — 0.71%
34,771	3M Co.	5,570
515,492	General Electric Co.	3,212
37,503	Honeywell International, Inc.	6,173
10,835	Roper Industries, Inc.	4,281
		19,236

	Insurance — 1.90%
38,296	Aflac, Inc.	1,392
812	Alleghany Corp.	423
4,305	American Financial Group, Inc.	288
59,102	American International Group, Inc.	1,628
29,592	Aon PLC, Class - A	6,104
106,782	Arch Capital Group Ltd.(a)	3,123
1,846	Argo Group International Holdings Ltd.	64
13,709	Arthur J. Gallagher & Co.	1,447
4,236	Assurant, Inc.	514
85,108	Athene Holding Ltd., Class - A(a)	2,900
1,756	Brighthouse Financial, Inc.(a)	47
22,446	Brown & Brown, Inc.	1,016
26,856	Chubb Ltd.	3,119
8,588	Cincinnati Financial Corp.	670
3,340	CNO Financial Group, Inc.	54
4,438	Erie Indemnity Co., Class - A	933
4,477	Everest Re Group Ltd.	885
26,464	Fidelity National Financial, Inc.	829
1,378	First American Financial Corp.	70
5,534	Globe Life, Inc.	442
2,065	James River Group Holdings Ltd.	92
809	Kemper Corp.	54
12,718	Lincoln National Corp.	398
15,039	Loews Corp.	523
767	Markel Corp.(a)	747
34,170	Marsh & McLennan Companies, Inc.	3,918
44,330	MetLife, Inc.	1,648
1,626	National General Holdings Corp.	55
2,402	Old Republic International Corp.	35
14,207	Principal Financial Group, Inc.	572
22,229	Prudential Financial, Inc.	1,412
3,616	Reinsurance Group of America	344
5,501	RenaissanceRe Holdings Ltd.	934
20,910	The Allstate Corp.	1,969
524	The Hanover Insurance Group, Inc.	49
19,977	The Hartford Financial Services Group, Inc.	736
38,498	The Progressive Corp.	3,645
16,489	The Travelers Companies, Inc.	1,784
2,099	Trupanion, Inc.(a)	166
1,779	Unum Group	30
14,001	W.R. Berkley Corp.	856
23,543	Willis Towers Watson PLC	4,916
		50,831

	Interactive Media & Services — 4.51%
22,236	Alphabet, Inc.- Class A, Class - A(a)	32,590
18,315	Alphabet, Inc.- Class C, Class - C(a)	26,915
24,788	Baidu, Inc., ADR(a)	3,138
169,566	Facebook, Inc., Class - A(a)	44,409
32,298	IAC/InterActive Corp.(a)	3,869

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Interactive Media & Services (continued)
36,641	Match Group, Inc.(a)	$4,054
21,400	Pinterest, Inc., Class - A(a)	888
60,681	Snap, Inc., Class - A(a)	1,584
28,980	Tencent Holdings Ltd., ADR	1,960
41,607	Twitter, Inc.(a)	1,852
9,522	Zillow Group, Inc., Class - C(a)	967
		122,226

	Internet & Direct Marketing Retail — 4.27%
17,920	Alibaba Group Holding Ltd., ADR(a)	5,268
28,257	Amazon.com, Inc.(a)	88,973
3,867	Booking Holdings, Inc.(a)	6,615
103,604	eBay, Inc.	5,398
7,417	Expedia Group, Inc.	680
46,627	JD.com, Inc., ADR(a)	3,619
3,744	MercadoLibre, Inc.(a)	4,052
8,632	Qurate Retail, Inc.	62
3,390	Wayfair, Inc., Class - A(a)	987
		115,654

	IT Services — 7.17%
35,355	Accenture PLC, Class - A	7,990
1,162	Adyen N.V.(a)	2,143
69,580	Adyen N.V., ADR(a)	2,577
36,085	Afterpay Ltd.(a)	2,127
15,004	Akamai Technologies, Inc.(a)	1,659
2,893	Alliance Data Systems Corp.	121
1,004	Amdocs Ltd.	58
32,994	Automatic Data Processing, Inc.	4,602
45,711	Black Knight, Inc.(a)	3,979
16,272	Booz Allen Hamilton Holding Corp.	1,350
35,133	Brightcove, Inc.(a)	360
10,224	Broadridge Financial Solutions, Inc.	1,350
343	CACI International, Inc., Class - A(a)	73
29,192	Cognizant Technology Solutions Corp.	2,027
661	CoreLogic, Inc.	45
3,171	EPAM Systems, Inc.(a)	1,025
79,032	Fidelity National Information Services, Inc.	11,634
68,320	Fiserv, Inc.(a)	7,041
6,654	FleetCor Technologies, Inc.(a)	1,585
5,515	Gartner, Inc.(a)	689
1,569	Genpact Ltd.	61
23,916	Global Payments, Inc.	4,247
13,993	GMO Payment Gateway, Inc.	1,499
44,589	GoDaddy, Inc., Class - A(a)	3,387
56,323	International Business Machines Corp.	6,854
20,004	Jack Henry & Associates, Inc.	3,252
25,279	KBR, Inc.	565
8,737	Leidos Holdings, Inc.	779
564	ManTech International Corp., Class - A	39
92,252	MasterCard, Inc., Class - A	31,195
671	MAXIMUS, Inc.	46
2,544	MongoDB, Inc.(a)	589
6,640	Okta, Inc.(a)	1,420
44,754	Pagseguro Digital Ltd.(a)	1,688
42,562	Paychex, Inc.	3,395
133,535	PayPal Holdings, Inc.(a)	26,310
985	Perficient, Inc.(a)	42
3,733	Shopify, Inc.(a)	3,819
1,206	Snowflake, Inc., Class - A(a)	303
30,205	Square, Inc., Class - A(a)	4,909
43,279	Stoneco Ltd., Class - A(a)	2,289
1,704	Teradata Corp.(a)	39
45,529	The Western Union Co.	976

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
15,798	Twilio, Inc., Class - A(a)	$3,903
39,440	VeriSign, Inc.(a)	8,080
149,780	Visa, Inc., Class - A	29,951
1,412	WEX, Inc.(a)	196
28,255	Worldline SA(a)	2,313
		194,581

	Leisure Products — 0.27%
707	Brunswick Corp.	42
7,658	Hasbro, Inc.	634
13,315	Mattel, Inc.(a)	156
65,658	Peloton Interactive, Inc., Class - A(a)	6,514
578	Polaris Inc.	55
		7,401

	Life Sciences Tools & Services — 1.63%
51,475	Agilent Technologies, Inc.	5,195
25,429	Avantor, Inc.(a)	572
2,471	Bio-Rad Laboratories, Inc., Class - A(a)	1,274
209	Bio-Techne Corp.	52
1,396	Bruker Corp.	55
256	Charles River Laboratories International, Inc.(a)	58
3,480	Eurofins Scientific SE	2,756
7,825	Illumina, Inc.(a)	2,419
28,121	IQVIA Holdings, Inc.(a)	4,433
3,506	Mettler-Toledo International, Inc.(a)	3,385
32,237	PerkinElmer, Inc.	4,046
4,368	QIAGEN N.V.(a)	228
1,827	Quanterix Corp.(a)	62
14,582	Sartorius Stedim Biotech	5,033
379	Syneos Health, Inc.(a)	20
31,306	Thermo Fisher Scientific, Inc.	13,822
4,821	Waters Corp.(a)	944
		44,354

	Machinery — 1.07%
850	AGCO Corp.	63
1,467	Allison Transmission Holdings, Inc.	52
28,923	Caterpillar, Inc.	4,315
1,482	Colfax Corp.(a)	46
600	Crane Co.	30
9,442	Cummins, Inc.	1,994
15,861	Deere & Co.	3,516
1,060	Donaldson Companies, Inc.	49
7,521	Dover Corp.	815
16,072	Fortive Corp.	1,225
365	Franklin Electric Co., Inc.	21
1,137	Graco, Inc.	70
14,194	IDEX Corp.	2,589
19,041	Illinois Tool Works, Inc.	3,679
19,655	Ingersoll-Rand, Inc.(a)	700
889	ITT, Inc.	52
608	Lincoln Electric Holdings, Inc.	56
17,292	Meritor, Inc.(a)	362
3,252	Nordson Corp.	624
21,799	Otis Worldwide Corp.	1,361
21,236	PACCAR, Inc.	1,811
7,217	Parker Hannifin Corp.	1,460
10,762	Pentair PLC	493
2,993	Snap-on, Inc.	440
8,189	Stanley Black & Decker, Inc.	1,328
2,679	Terex Corp.	52
1,436	The Greenbrier Companies, Inc.	42

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
1,127	The Timken Co.	$61
918	The Toro Co.	77
2,655	Trinity Industries, Inc.	52
10,124	Westinghouse Air Brake Technologies Corp.	626
11,128	Xylem, Inc.	936
		28,997

	Marine — 0.00%
3,024	Kirby Corp.(a)	109

	Media — 1.53%
122,969	Altice USA, Inc., Class - A(a)	3,197
1,289	AMC Networks, Inc., Class - A(a)	32
465	Cable One, Inc.	877
5,054	Cardlytics, Inc.(a)	357
14,098	Charter Communications, Inc., Class - A(a)	8,803
330,036	Comcast Corp., Class - A	15,268
20,703	Discovery, Inc.(a)	451
30,309	Discovery, Inc., Class - C(a)	594
12,345	Dish Network Corp.(a)	358
17,625	Fox Corp., Class - A	491
8,330	Fox Corp., Class - B	233
488	GCI Liberty, Inc., Class - A(a)	40
4,197	Liberty Broadband Corp., Class - A(a)	595
29,917	Liberty Broadband Corp., Class - C(a)	4,274
29,587	Liberty Global PLC, Class - A(a)	621
43,677	Liberty Global PLC, Class - C(a)	898
5,225	Liberty Media Corp. - Liberty SiriusXM, Class - A(a)	173
13,648	Liberty Media Corp. - Liberty SiriusXM, Class - C(a)	451
35,259	News Corp., Class - A	494
18,606	Omnicom Group, Inc.	920
99,432	Sirius XM Holdings, Inc.	533
4,813	TEGNA, Inc.	57
27,163	The Interpublic Group of Companies, Inc.	453
1,377	The New York Times Co., Class - A	59
36,854	ViacomCBS, Inc., Class - B	1,032
		41,261

	Metals & Mining — 0.30%
5,311	Agnico Eagle Mines Ltd.	423
15,593	Alamos Gold, Inc.	137
3,424	Alcoa Corp.(a)	40
14,911	Allegheny Technologies, Inc.(a)	130
3,254	Carpenter Technology Corp.	59
2,500	Commercial Metals Co.	50
584	Compass Minerals International, Inc.	35
82,826	Freeport-McMoRan, Inc.	1,296
11,000	Hecla Mining Co.	56
57,085	Newmont Corp.	3,621
16,892	Nucor Corp.	758
33,480	Pan American Silver Corp.	1,077
656	Reliance Steel & Aluminum Co.	67
10,760	Steel Dynamics, Inc.	308
498	Worthington Industries, Inc.	20
		8,077

	Mortgage Real Estate Investment Trusts — 0.09%
78,615	AGNC Investment Corp.	1,094
135,769	Annaly Capital Management, Inc.	966
2,379	Blackstone Mortgage Trust, Inc., Class - A	52
7,098	Chimera Investment Corp.	58

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
7,474	Invesco Mortgage Capital, Inc.^	$20
2,101	Ladder Capital Corp.	15
3,117	Pennymac Mortgage Investment Trust	50
4,648	Redwood Trust, Inc.	35
5,012	Starwood Property Trust, Inc.	76
11,127	Two Harbors Investment Corp.	57
		2,423

	Multiline Retail — 0.56%
20,791	Dollar General Corp.	4,359
48,241	Dollar Tree, Inc.(a)	4,406
2,652	Kohl's Corp.	49
10,259	Macy's, Inc.	58
3,312	Nordstrom, Inc.^	39
739	Ollie's Bargain Outlet Holdings, Inc.(a)	65
38,932	Target Corp.	6,129
		15,105

	Multi-Utilities — 0.71%
20,212	Ameren Corp.	1,599
887	Avista Corp.	30
27,393	CenterPoint Energy, Inc.	530
26,686	CMS Energy Corp.	1,638
27,343	Consolidated Edison, Inc.	2,128
52,737	Dominion Energy, Inc.	4,162
13,068	DTE Energy Co.	1,503
41,115	NiSource, Inc.	905
38,151	Public Service Enterprise Group, Inc.	2,095
18,699	Sempra Energy	2,213
24,325	WEC Energy Group, Inc.	2,357
		19,160

	Oil, Gas & Consumable Fuels — 1.20%
1,257	Apache Corp.	12
54,055	Cabot Oil & Gas Corp.	938
17,771	Cheniere Energy, Inc.(a)	822
110,235	Chevron Corp.	7,937
6,397	CNX Resources Corp.(a)	60
10,106	Concho Resources, Inc.	446
62,120	ConocoPhillips	2,040
9,194	Diamondback Energy, Inc.	277
30,935	EOG Resources, Inc.	1,112
3,939	EQT Corp.	51
37,119	Euronav N.V.	328
241,975	Exxon Mobil Corp.	8,306
5,595	Golar LNG Ltd.(a)	34
18,138	Hess Corp.	743
4,592	HollyFrontier Corp.	91
112,796	Kinder Morgan, Inc.	1,391
9,431	Marathon Oil Corp.	39
43,585	Marathon Petroleum Corp.	1,278
3,012	Murphy Oil Corp.	27
30,523	Navigator Holdings Ltd.(a)	255
21,462	Noble Energy, Inc.	184
49,686	Occidental Petroleum Corp.	497
24,431	ONEOK, Inc.	635
2,993	PBF Energy, Inc., Class - A	17
29,687	Phillips 66	1,539
8,655	Pioneer Natural Resources Co.	744
10,373	Range Resources Corp.	69
1,177	Renewable Energy Group, Inc.(a)	63
64,475	The Williams Companies, Inc.	1,267
29,564	Valero Energy Corp.	1,281
1,672	World Fuel Services Corp.	35

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
9,771	WPX Energy, Inc.(a)	$48
		32,566

	Paper & Forest Products — 0.01%
751	Boise Cascade Co.	30
1,853	Domtar Corp.	49
2,140	Louisiana-Pacific Corp.	63
		142

	Personal Products — 0.29%
1,720	Edgewell Personal Care Co.(a)	48
1,869	Herbalife Nutrition Ltd.(a)	87
4,440	L'Oreal SA	1,445
1,084	Nu Skin Enterprises, Inc., Class - A	54
29,480	The Estee Lauder Companies, Inc.	6,434
		8,068

	Pharmaceuticals — 2.93%
13,790	Aerie Pharmaceuticals, Inc.(a)	162
47,652	AstraZeneca PLC, ADR	2,611
140,506	Bristol-Myers Squibb Co.	8,471
9,590	Catalent, Inc.(a)	822
21,729	Elanco Animal Health, Inc.(a)	607
63,855	Eli Lilly & Co.	9,451
6,604	Jazz Pharmaceuticals PLC(a)	942
154,296	Johnson & Johnson	22,973
156,207	Merck & Co., Inc.	12,957
43,218	Mylan N.V.(a)	641
2,438	Nektar Therapeutics(a)	40
7,086	Pacira BioSciences, Inc.(a)	426
11,229	Perrigo Co. PLC	516
325,957	Pfizer, Inc.	11,963
40,931	Zoetis, Inc.	6,768
		79,350

	Professional Services — 1.17%
99,739	Clarivate PLC(a)	3,091
5,603	CoStar Group, Inc.(a)	4,755
29,933	Equifax, Inc.	4,696
613	FTI Consulting, Inc.(a)	65
90,733	IHS Markit Ltd.	7,123
1,002	ManpowerGroup, Inc.	73
19,128	Nielsen Holdings PLC	272
6,783	Robert Half International, Inc.	359
34,169	Thomson Reuters Corp.	2,726
43,168	TransUnion	3,632
2,745	Upwork, Inc.(a)	48
26,942	Versik Analytics, Inc., Class - A	4,992
		31,832

	Real Estate Management & Development — 0.04%
18,668	CBRE Group, Inc., Class - A(a)	877
2,555	Jones Lang LaSalle, Inc.	244
5,382	Realogy Holdings Corp.(a)	51
		1,172

	Road & Rail — 1.43%
1,974	AMERCO	703
6,506	Avis Budget Group, Inc.(a)	171
6,971	Canadian Pacific Railway Ltd.	2,121
82,265	CSX Corp.	6,390
7,392	JB Hunt Transport Services, Inc.	934
5,296	Kansas City Southern	958
26,148	Knight-Swift Transportation Holdings, Inc.	1,064

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail (continued)
425	Landstar System, Inc.	$53
13,726	Norfolk Southern Corp.	2,937
17,048	Old Dominion Freight Line, Inc.	3,084
596	Ryder System, Inc.	25
205,988	Uber Technologies, Inc.(a)	7,515
64,746	Union Pacific Corp.	12,747
1,482	Werner Enterprises, Inc.	62
		38,764

	Semiconductors & Semiconductor Equipment — 3.62%
68,557	Advanced Micro Devices, Inc.(a)	5,621
3,026	Amkor Technology, Inc.(a)	34
19,597	Analog Devices, Inc.	2,288
54,280	Applied Materials, Inc.	3,227
21,890	Broadcom, Inc.	7,975
865	Cirrus Logic, Inc.(a)	58
11,643	Cree, Inc.(a)	742
599	Entegris, Inc.	45
226,134	Intel Corp.	11,709
9,385	KLA Corp.	1,818
8,599	Lam Research Corp.	2,853
16,546	MACOM Technology Solutions Holdings, Inc.(a)	563
52,077	Marvell Technology Group Ltd.	2,067
14,900	Maxim Integrated Products, Inc.	1,008
13,818	Microchip Technology, Inc.	1,420
59,132	Micron Technology, Inc.(a)	2,777
1,804	MKS Instruments, Inc.	197
2,498	Monolithic Power Systems, Inc.	698
53,043	NVIDIA Corp.	28,707
14,843	NXP Semiconductors N.V.	1,853
21,033	ON Semiconductor Corp.(a)	456
10,322	Qorvo, Inc.(a)	1,332
69,458	QUALCOMM, Inc.	8,173
8,175	Semtech Corp.(a)	433
1,802	Silicon Laboratories, Inc.(a)	176
10,108	Skyworks Solutions, Inc.	1,471
648	Synaptics, Inc.(a)	52
11,165	Teradyne, Inc.	887
52,104	Texas Instruments, Inc.	7,440
3,819	Ultra Clean Holdings, Inc.(a)	82
2,311	Universal Display Corp.	418
13,863	Xilinx, Inc.	1,445
		98,025

	Software — 10.81%
10,968	2U, Inc.(a)	371
44,156	Adobe, Inc.(a)	21,655
13,413	ANSYS, Inc.(a)	4,389
9,557	AppFolio, Inc., Class - A(a)	1,355
7,042	Aspen Technology, Inc.(a)	891
8,995	Atlassian Corp. PLC, Class - A(a)	1,635
22,453	Autodesk, Inc.(a)	5,187
6,442	Avalara, Inc.(a)	820
21,202	Benefitfocus, Inc.(a)	237
12,024	Bentley Systems, Inc., Class - B(a)	378
17,017	Bill.Com Holdings, Inc.(a)	1,707
17,691	Cadence Design Systems, Inc.(a)	1,886
15,173	CDK Global, Inc.	662
24,261	Ceridian HCM Holding, Inc.(a)	2,005
12,295	Citrix Systems, Inc.	1,694
1,021	Constellation Software, Inc.	1,135
8,512	Coupa Software, Inc.(a)	2,334
50,366	Crowdstrike Holdings, Inc., Class - A(a)	6,917

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
12,078	Dassault Systemes SE	$2,253
6,947	Datadog, Inc., Class - A(a)	710
11,039	DocuSign, Inc.(a)	2,376
20,090	Dropbox, Inc., Class - A(a)	387
9,762	Dynatrace, Inc.(a)	400
1,902	Fair Isaac Corp.(a)	809
8,410	Fortinet, Inc.(a)	991
7,064	Guidewire Software, Inc.(a)	736
6,262	HubSpot, Inc.(a)	1,830
26,275	Intuit, Inc.	8,571
16,229	Kinaxis, Inc.(a)	2,389
60,894	Lightspeed Pos, Inc.(a)	1,951
589	Manhattan Associates, Inc.(a)	56
4,983	Medallia, Inc.(a)	137
469,886	Microsoft Corp.	98,830
4,744	Model N, Inc.(a)	167
55,098	Money Forward, Inc.(a)	3,989
1,632	New Relic, Inc.(a)	92
61,647	Nortonlifelock, Inc.	1,285
20,382	Nuance Communications, Inc.(a)	677
119,424	Oracle Corp.	7,128
8,224	PAYCOM Software, Inc.(a)	2,560
17,204	Paylocity Holding Corp.(a)	2,777
1,009	Pegasystems, Inc.	122
6,632	PTC, Inc.(a)	549
71,878	RealPage, Inc.(a)	4,143
9,343	RingCentral, Inc., Class - A(a)	2,566
99,649	Salesforce.com, Inc.(a)	25,043
11,918	SAP SE	1,856
26,418	ServiceNow, Inc.(a)	12,812
10,135	Simcorp A/S	1,330
25,917	Slack Technologies, Inc., Class - A(a)	696
20,133	Splunk, Inc.(a)	3,788
95,038	SS&C Technologies Holdings, Inc.	5,752
8,612	Synopsys, Inc.(a)	1,843
71,653	Talend SA, ADR(a)	2,798
164,429	Technology One Ltd.	942
14,979	Temenos AG, Registered Shares	2,014
50,123	The Descartes Systems Group, Inc.(a)	2,855
236,609	The Sage Group PLC	2,198
4,457	The Trade Desk, Inc., Class - A(a)	2,312
9,587	Tyler Technologies, Inc.(a)	3,343
4,572	VMware, Inc., Class - A(a)	657
31,559	Workday, Inc., Class - A(a)	6,790
1,751	Workiva, Inc.(a)	98
52,582	Xero Ltd.(a)	3,835
17,978	Xperi Holding Corp.	207
28,103	Zendesk, Inc.(a)	2,892
11,603	Zoom Video Communications, Inc., Class - A(a)	5,455
3,968	Zscaler, Inc.(a)	558
		293,813

	Specialty Retail — 1.97%
951	Aaron's, Inc.	54
3,781	Abercrombie & Fitch Co.	53
5,322	Advance Auto Parts, Inc.	817
11,159	American Eagle Outfitters, Inc.	165
513	Asbury Automotive Group, Inc.(a)	50
982	AutoNation, Inc.(a)	52
1,859	AutoZone, Inc.(a)	2,190
11,003	Bed Bath & Beyond, Inc.	165
16,977	Best Buy Co., Inc.	1,889
3,797	Burlington Stores, Inc.(a)	783

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
9,046	CarMax, Inc.(a)	$832
1,200	Dick's Sporting Goods, Inc.	69
3,036	Floor & Decor Holdings, Inc., Class - A(a)	227
2,949	Foot Locker, Inc.	97
8,464	Gap, Inc.	144
591	Group 1 Automotive, Inc.	52
2,563	Guess?, Inc.	30
4,251	L Brands, Inc.	135
513	Lithia Motors, Inc.	117
65,263	Lowe's Companies, Inc.	10,824
592	Murphy USA, Inc.(a)	76
4,961	O'Reilly Automotive, Inc.(a)	2,287
20,012	Ross Stores, Inc.	1,868
4,303	Sally Beauty Holdings, Inc.(a)	37
3,891	Signet Jewelers Ltd.	73
1,042	Sonic Automotive, Inc., Class - A	42
73,840	The Home Depot, Inc.	20,505
120,385	The TJX Companies, Inc.	6,699
6,215	Tiffany & Co.	720
10,927	Tractor Supply Co.	1,567
3,080	Ulta Beauty, Inc.(a)	690
3,538	Urban Outfitters, Inc.(a)	74
2,067	Williams-Sonoma, Inc.	187
		53,570

	Technology Hardware, Storage & Peripherals — 4.74%
1,061,843	Apple, Inc.	122,972
13,464	Dell Technologies, Inc.(a)	911
90,028	Hewlett Packard Enterprise Co.	843
83,799	HP, Inc.	1,591
1,693	NCR Corp.(a)	37
11,323	NetApp, Inc.	496
19,065	Seagate Technology PLC	940
17,753	Western Digital Corp.	649
		128,439

	Textiles, Apparel & Luxury Goods — 0.84%
980	Carter's, Inc.	85
628	Deckers Outdoor Corp.(a)	138
1,597	G-III Apparel Group Ltd.(a)	21
6,303	Hanesbrands, Inc.	99
36,467	Kering SA, ADR	2,426
2,329	Kontoor Brands, Inc.	56
16,438	Lululemon Athletica, Inc.(a)	5,414
11,776	LVMH Moet Hennessy Louis Vuitton SE, ADR	1,110
93,562	NIKE, Inc., Class - B	11,745
3,761	Ralph Lauren Corp.	256
19,138	V.F. Corp.	1,345
		22,695

	Tobacco — 0.44%
120,246	Altria Group, Inc.	4,647
98,539	Philip Morris International, Inc.	7,389
		12,036

	Trading Companies & Distributors — 0.21%
7,123	Beacon Roofing Supply, Inc.(a)	221
13,749	BMC Stock Holdings, Inc.(a)	589
37,538	Fastenal Co.	1,692
12,633	HD Supply Holdings, Inc.(a)	522
27,545	MRC Global, Inc.(a)	118
928	MSC Industrial Direct Co., Inc.	59
4,128	United Rentals, Inc.(a)	720

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
2,870	W.W. Grainger, Inc.	$1,024
1,860	Watsco, Inc.	433
4,838	WESCO International, Inc.(a)	213
		5,591

	Transportation Infrastructure — 0.00%
1,849	Macquarie Infrastructure Corp.	50

	Water Utilities — 0.10%
13,950	American Water Works Co., Inc.	2,021
20,276	Essential Utilities, Inc.	816
		2,837

	Wireless Telecommunication Services — 0.25%
60,447	T-Mobile US, Inc.(a)	6,913

	Total Common Stocks	2,519,944

	Contingent Rights — 0.01%
	Biotechnology — 0.00%
14	Oncternal Therapeutics, Inc. CVR, 6/8/29(b)	–

	Metals & Mining — 0.01%
247,963	Pan American Silver Corp. CVR, 2/22/29(a)	193

	Total Contingent Rights	193

Principal Amount (000)
	U.S. Treasury Obligation — 0.01%
$221	U.S. Treasury Bill, 0.10%, 2/25/21(c)(d)	221
	Total U.S. Treasury Obligation	221

	Investment Companies — 4.81%
268,778	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(e)	269
130,277,949	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(e)	130,278
	Total Investment Companies	130,547

	Purchased Options on Futures — 0.09%
	Total Purchased Options on Futures	2,416

	Total Investments (cost $1,920,823) — 97.85%	2,653,321
	Other assets in excess of liabilities — 2.15%	58,216

	Net Assets - 100.00%	$2,711,537

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020, was $189 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2020.
(c)	The rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(e)	The rate disclosed is the rate in effect on September 30, 2020.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The Institutional U.S. Equity Portfolio	Echo Street Capital Management LLC	Frontier Capital Management Company, LLC	Jennison Associates, LLC	Mellon Investments Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	9.52%	1.34%	6.29%	69.72%	4.06%	-	2.00%	-	92.93%
Contingent Rights	-	0.01%	-	-	-	-	-	-	0.01%
U.S. Treasury Obligation	-	-	-	0.01%	-	-	-	-	0.01%
Investment Companies	-	0.01%	-	0.00%	0.05%	4.72%	0.03%	0.00%	4.81%
Purchased Options on Futures	-	-	-	-	-	0.09%	-	-	0.09%
Other Assets (Liabilities)	1.45%	0.00%	0.05%	0.09%	-0.01%	0.55%	0.00%	0.02%	2.15%
Total Net Assets	10.97%	1.36%	6.34%	69.82%	4.10%	5.36%	2.03%	0.02%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	1,333	12/18/20	$223,411	$1,154
Russell 2000 Mini Index Future	39	12/18/20	2,933	24
			$226,344	$1,178

	Total Unrealized Appreciation			$1,178
	Total Unrealized Depreciation			-
	Total Net Unrealized Appreciation/(Depreciation)			$1,178

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	60	$8,700	$2,900.00	10/16/20	$(9)
E-Mini S&P 500 Future Option	Put	56	8,540	3,050.00	10/16/20	(21)
E-Mini S&P 500 Future Option	Put	112	17,360	3,100.00	10/16/20	(61)
E-Mini S&P 500 Future Option	Put	50	7,825	3,130.00	10/16/20	(34)
E-Mini S&P 500 Future Option	Put	40	6,000	3,000.00	10/16/20	(11)
E-Mini S&P 500 Future Option	Put	70	10,990	3,140.00	10/16/20	(51)
E-Mini S&P 500 Future Option	Put	50	7,175	2,870.00	10/16/20	(6)
E-Mini S&P 500 Future Option	Put	70	10,325	2,950.00	10/16/20	(14)
E-Mini S&P 500 Future Option	Put	33	4,785	2,900.00	10/30/20	(15)
E-Mini S&P 500 Future Option	Put	33	4,818	2,920.00	10/30/20	(16)
E-Mini S&P 500 Future Option	Put	108	16,092	2,980.00	10/30/20	(73)
E-Mini S&P 500 Future Option	Put	90	13,275	2,950.00	10/30/20	(52)
E-Mini S&P 500 Future Option	Put	116	17,980	3,100.00	10/30/20	(149)
E-Mini S&P 500 Future Option	Put	50	7,625	3,050.00	10/30/20	(49)
E-Mini S&P 500 Future Option	Put	112	17,920	3,200.00	11/20/20	(460)
E-Mini S&P 500 Future Option	Put	70	10,675	3,050.00	11/20/20	(172)
E-Mini S&P 500 Future Option	Put	33	4,538	2,750.00	11/20/20	(25)
E-Mini S&P 500 Future Option	Put	50	7,000	2,800.00	11/20/20	(46)
E-Mini S&P 500 Future Option	Put	66	9,405	2,850.00	11/20/20	(75)
E-Mini S&P 500 Future Option	Put	33	4,538	2,750.00	11/30/20	(33)
E-Mini S&P 500 Future Option	Put	33	4,785	2,900.00	11/30/20	(57)
E-Mini S&P 500 Future Option	Put	70	10,500	3,000.00	11/30/20	(172)
E-Mini S&P 500 Future Option	Put	106	16,695	3,150.00	11/30/20	(422)
E-Mini S&P 500 Future Option	Put	80	12,320	3,080.00	12/18/20	(340)
E-Mini S&P 500 Future Option	Put	66	9,075	2,750.00	12/18/20	(104)
						$(2,467)

Exchanged-traded options on futures contacts purchased as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	56	$9,268	$3,310.00	10/16/20	$136
E-Mini S&P 500 Future Option	Put	70	11,200	3,200.00	10/16/20	79
E-Mini S&P 500 Future Option	Put	60	9,450	3,150.00	10/16/20	47
E-Mini S&P 500 Future Option	Put	58	9,715	3,350.00	10/30/20	251
E-Mini S&P 500 Future Option	Put	54	8,775	3,250.00	10/30/20	146
E-Mini S&P 500 Future Option	Put	56	9,660	3,450.00	11/20/20	495
E-Mini S&P 500 Future Option	Put	35	5,775	3,300.00	11/20/20	197
E-Mini S&P 500 Future Option	Put	53	9,143	3,450.00	11/30/20	496
E-Mini S&P 500 Future Option	Put	35	5,828	3,330.00	11/30/20	235
E-Mini S&P 500 Future Option	Put	40	6,700	3,350.00	12/18/20	334
						$2,416

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.51%
	Aerospace & Defense — 0.78%
290	Aerovironment, Inc.(a)	$17
700	Curtiss-Wright Corp.	65
118	Ducommun, Inc.(a)	4
16,088	Kratos Defense & Security Solutions, Inc.(a)	311
1,168	Mercury Systems, Inc.(a)	90
64	Moog, Inc., Class - A	4
119	National Presto Industries, Inc.	10
4,770	Triumph Group, Inc.	31
		532

	Air Freight & Logistics — 0.33%
2,611	Atlas Air Worldwide Holdings, Inc.(a)	159
643	Echo Global Logistics, Inc.(a)	17
586	Hub Group, Inc., Class - A(a)	29
3,812	Radiant Logistics, Inc.(a)	20
		225

	Airlines — 1.00%
2,396	Alaska Air Group, Inc.	88
8,789	Azul SA, ADR^(a)	116
41,000	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	296
9,151	JetBlue Airways Corp.(a)	104
1,981	SkyWest, Inc.	59
1,519	Spirit Airlines, Inc.(a)	24
		687

	Auto Components — 1.90%
1,571	Adient PLC(a)	27
2,008	American Axle & Manufacturing Holdings, Inc.(a)	12
5,530	BorgWarner, Inc.	214
1,602	Cooper Tire & Rubber Co.	51
1,750	Cooper-Standard Holding, Inc.(a)	23
33,722	Dana, Inc.	415
554	Dorman Products, Inc.(a)	50
63	Fox Factory Holding Corp.(a)	5
566	LCI Industries	60
8,189	Modine Manufacturing Co.(a)	51
12,712	Stoneridge, Inc.(a)	234
2,188	Tenneco, Inc., Class - A(a)	15
1,827	The Goodyear Tire & Rubber Co.	14
4,943	Veoneer, Inc.(a)	73
872	Visteon Corp.(a)	60
		1,304

	Automobiles — 0.04%
557	Winnebago Industries, Inc.	29

	Banks — 5.05%
1,044	1st Source, Inc.	32
678	Ameris Bancorp	15
819	Ames National Corp.	14
813	Banc of California, Inc.	8
6,709	BankUnited, Inc.	147
1,471	Bankwell Financial Group, Inc.	21
4,535	Berkshire Hills Bancorp, Inc.	46
612	Bryn Mawr Bank Corp.	15
418	Byline Bancorp, Inc.	5
7,342	Cadence Bancorp	63
5,390	Carter Bank & Trust	36
1,890	Cathay General BanCorp.	41

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
1,128	Central Pacific Financial Corp.	$15
2,637	CIT Group, Inc.	47
1,091	Civista Bancshares, Inc.	14
1,371	CNB Financial Corp.	20
3,735	Columbia Banking System, Inc.	89
7,173	Community Bankers Trust Corp.	36
2,630	ConnectOne Bancorp, Inc.	37
1,105	Cullen/Frost Bankers, Inc.	71
192	CVB Financial Corp.	3
581	Eagle Bancorp, Inc.	16
688	Enterprise Financial Services Corp.	19
1,703	FB Financial Corp.	43
3,956	Financial Institutions, Inc.	61
23,985	First Bancorp	125
166	First Bancorp	3
2,341	First Bank	15
3,516	First Busey Corp.	56
7	First Citizens BancShares, Inc., Class - A	2
180	First Community Bancshares, Inc.	3
3,478	First Financial Bancorp	42
2,535	First Financial Bankshares, Inc.	71
7,829	First Horizon National Corp.	74
2,145	First Interstate BancSystem, Inc., Class - A	68
1,995	Glacier Bancorp, Inc.	64
3,516	Great Western Bancorp, Inc.	44
3,305	Hancock Whitney Corp.	62
945	Hilltop Holdings, Inc.	19
6,454	Home Bancshares, Inc.	98
2,366	Horizon Bancorp, Inc.	24
825	Independent Bank Corp.	43
1,662	Independent Bank Group, Inc.	73
725	International Bancshares Corp.	19
1,158	Investar Holding Corp.	15
441	Lakeland Financial Corp.	18
2,392	Live Oak Bancshares, Inc.	61
1,181	Metrocity Bankshares, Inc.	16
1,295	Midland States Bancorp, Inc.	17
2,763	MidWestOne Financial Group, Inc.	49
1,622	Northrim Bancorp, Inc.	41
2,194	Old Second Bancorp, Inc.	16
1,149	Orrstown Financial Services, Inc.	15
1,042	Pacific Premier Bancorp, Inc.	21
4,781	PCB Bancorp	42
1,508	Peoples Bancorp, Inc.	29
3,284	Pinnacle Financial Partners, Inc.	117
4,462	Popular, Inc.	163
1,701	RBB Bancorp	19
2,356	S & T Bancorp, Inc.	42
121	Sandy Spring Bancorp, Inc.	3
189	Seacoast Banking Corp.(a)	3
1,928	Select Bancorp, Inc.(a)	14
1,732	ServisFirst Bancshares, Inc.	59
102	Sierra Bancorp	2
1,344	South State Corp.	65
1,311	Stock Yards Bancorp, Inc.	45
510	Texas Capital Bancshares, Inc.(a)	16
16,794	The Bancorp, Inc.(a)	145
2,444	The Bank of N.T. Butterfield & Son Ltd.	54
2,678	Towne Bank	44
259	TriCo Bancshares	6
486	Tristate Capital Holdings, Inc.(a)	6
126	Triumph Bancorp, Inc.(a)	4
59	UMB Financial Corp.	3
1,542	United Bankshares, Inc.	33

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
149	United Community Banks, Inc.	$3
12,736	Valley National Bancorp	87
2,879	Veritex Holdings, Inc.	49
2,021	Washington Trust Bancorp, Inc.	62
4,621	Webster Financial Corp.	121
2,812	WesBanco, Inc.	60
2,204	Wintrust Financial Corp.	88
		3,472

	Beverages — 0.32%
676	Craft Brew Alliance, Inc.(a)	11
2,179	MGP Ingredients, Inc.	87
117	National Beverage Corp.(a)	8
316	Primo Water Corp.	4
122	The Boston Beer Co., Inc., Class - A(a)	108
		218

	Biotechnology — 5.79%
1,949	Abeona Therapeutics, Inc.(a)	2
3,316	Acadia Pharmaceuticals, Inc.(a)	137
1,078	Acceleron Pharma, Inc.(a)	121
3,463	Aimmune Therapeutics, Inc.(a)	119
2,188	Akebia Therapeutics, Inc.(a)	5
1,393	Aldeyra Therapeutics, Inc.(a)	10
468	Allakos, Inc.(a)	38
931	Allogene Therapeutics, Inc.(a)	35
224	Amicus Therapeutics, Inc.(a)	3
590	AnaptysBio, Inc.(a)	9
1,049	Anavex Life Sciences Corp.^(a)	5
863	Apellis Pharmaceuticals, Inc.(a)	26
734	Arcus Biosciences, Inc.(a)	13
1,201	Ardelyx, Inc.(a)	6
1,175	Arena Pharmaceuticals, Inc.(a)	88
1,119	Arrowhead Pharmaceuticals, Inc.(a)	48
334	Atara Biotherapeutics, Inc.(a)	4
312	Athenex, Inc.(a)	4
2,743	BioCryst Pharmaceuticals, Inc.(a)	9
503	Biohaven Pharmaceutical Holding Co. Ltd.(a)	33
1,206	BioMarin Pharmaceutical, Inc.(a)	92
114	BioSpecifics Technologies Corp.(a)	6
199	Blueprint Medicines Corp.(a)	18
417	Bridgebio Pharma, Inc.(a)	16
2,065	Calithera Biosciences, Inc.(a)	7
1,120	Calyxt, Inc.(a)	6
714	Cara Therapeutics, Inc.(a)	9
845	CareDx, Inc.(a)	32
1,151	Catalyst Pharmaceuticals, Inc.(a)	3
384	CEL-SCI Corp.^(a)	5
567	ChemoCentryx, Inc.(a)	31
1,515	Clovis Oncology, Inc.^(a)	9
613	Coherus Biosciences, Inc.(a)	11
1,150	Concert Pharmaceuticals, Inc.(a)	11
2,752	Crinetics Pharmaceuticals, Inc.(a)	43
7,573	Cyclerion Therapeutics, Inc.(a)	46
467	Cytokinetics, Inc.(a)	10
1,080	CytomX Therapeutics, Inc.(a)	7
451	Deciphera Pharmaceuticals, Inc.(a)	23
1,232	Dicerna Pharmaceuticals, Inc.(a)	22
1,419	Dynavax Technologies Corp.(a)	6
264	Eidos Therapeutics, Inc.(a)	13
1,056	Emergent BioSolutions, Inc.(a)	109
1,847	Epizyme, Inc.(a)	22
1,294	Exact Sciences Corp.(a)	132

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,244	Fate Therapeutics, Inc.(a)	$50
1,442	Fibrogen, Inc.(a)	59
606	Flexion Therapeutics, Inc.(a)	6
607	G1 Therapeutics, Inc.(a)	7
1,932	Galectin Therapeutics, Inc.(a)	5
11,674	GlycoMimetics, Inc.(a)	36
255	Gossamer Bio, Inc.(a)	3
11,225	Gritstone Oncology, Inc.(a)	30
6,298	Halozyme Therapeutics, Inc.(a)	167
3,139	ImmunoGen, Inc.(a)	11
960	Immunomedics, Inc.(a)	82
18,557	Inovio Pharmaceuticals, Inc.^(a)	216
2,118	Insmed, Inc.(a)	68
928	Intellia Therapeutics, Inc.(a)	18
357	Invitae Corp.(a)	15
2,520	Iovance Biotherapeutics, Inc.(a)	83
1,806	Ironwood Pharmaceuticals, Inc.(a)	16
1,106	Kadmon Holdings, Inc.(a)	4
49	Karuna Therapeutics, Inc.(a)	4
8,747	Karyopharm Therapeutics, Inc.(a)	127
975	Kezar Life Sciences, Inc.(a)	5
3,046	Kindred Biosciences, Inc.(a)	13
224	Kodiak Sciences, Inc.(a)	13
824	Kura Oncology, Inc.(a)	25
3,301	La Jolla Pharmaceutical Co.^(a)	13
411	Ligand Pharmaceuticals, Inc., Class - B(a)	39
854	MacroGenics, Inc.(a)	22
187	Madrigal Pharmaceuticals, Inc.(a)	22
19,534	Marker Therapeutics, Inc.(a)	29
1,076	MediciNova, Inc.(a)	6
584	Mersana Therapeutics, Inc.(a)	11
653	Mirati Therapeutics, Inc.(a)	108
542	Molecular Templates, Inc.(a)	6
2,342	Momenta Pharmaceuticals, Inc.(a)	123
649	Natera, Inc.(a)	47
4,080	NextCure, Inc.(a)	36
651	Novavax, Inc.(a)	71
9,226	OPKO Health, Inc.(a)	34
2,087	PDL BioPharma, Inc.(a)	7
1,855	Precigen, Inc.^(a)	6
747	Protagonist Therapeutics, Inc.(a)	15
882	Prothena Corp. PLC(a)	9
1,361	PTC Therapeutics, Inc.(a)	64
11,884	Recro Pharma, Inc.	25
1,375	Repligen Corp.(a)	204
3,884	Retrophin, Inc.(a)	72
702	Rhythm Pharmaceuticals, Inc.(a)	15
3,117	Rigel Pharmaceuticals, Inc.(a)	7
448	Rocket Pharmaceuticals, Inc.(a)	10
3,794	Sangamo Therapeutics, Inc.(a)	36
1,425	Seres Therapeutics, Inc.(a)	40
13,919	Solid Biosciences, Inc.(a)	28
2,724	Spectrum Pharmaceuticals, Inc.(a)	11
2,137	Syndax Pharmaceuticals, Inc.(a)	32
1,063	Syros Pharmaceuticals, Inc.(a)	9
1,519	TG Therapeutics, Inc.(a)	41
881	Translate Bio, Inc.(a)	12
121	Turning Point Therapeutics, Inc.(a)	11
167	Twist Bioscience Corp.(a)	13
1,299	Ultragenyx Pharmaceutical, Inc.(a)	107
612	United Therapeutics Corp.(a)	62
117	UroGen Pharma Ltd.(a)	2
326	Vanda Pharmaceuticals, Inc.(a)	3
828	Veracyte, Inc.(a)	27

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
802	Vericel Corp.(a)	$15
1,556	Viking Therapeutics, Inc.(a)	9
356	Vir Biotechnology, Inc.(a)	12
93	Xencor, Inc.(a)	4
1,004	Xoma Corp.(a)	19
131	Y-mAbs Therapeutics, Inc.(a)	5
3,849	ZIOPHARM Oncology, Inc.(a)	10
		3,976

	Building Products — 2.11%
712	AAON, Inc.	43
685	American Woodmark Corp.(a)	54
1,948	Apogee Enterprises, Inc.	42
5,407	Armstrong Flooring, Inc.(a)	19
8,299	Builders FirstSource, Inc.(a)	271
540	Caesarstone Ltd.	5
354	CSW Industrials, Inc.	27
815	Gibraltar Industries, Inc.(a)	53
1,230	Griffon Corp.	24
443	Insteel Industries, Inc.	8
887	Masonite International Corp.(a)	87
91	Patrick Industries, Inc.	5
1,334	Resideo Technologies, Inc.(a)	15
111	Simpson Manufacturing Co., Inc.	11
8,730	Trex Company, Inc.(a)	624
2,812	UFP Industries, Inc.	159
		1,447

	Capital Markets — 2.21%
1,715	Ares Management Corp., Class - A	69
10,138	Arlington Asset Investment Corp., Class - A	29
5,096	Artisan Partners Asset Management, Inc., Class - A	199
493	B. Riley Financial, Inc.	12
13,347	BGC Partners, Inc., Class - A	32
1,179	Brightsphere Investment Group, Inc.	15
979	Cohen & Steers, Inc.	55
677	Cowen, Inc., Class - A	11
1,473	Evercore, Inc., Class - A	96
3,056	Federated Hermes, Inc., Class - B	66
1,301	Focus Financial Partners, Inc., Class - A(a)	43
62	GlassBridge Enterprises, Inc.(a)	7
184	Hamilton Lane, Inc.	12
118	Houlihan Lokey, Inc.	7
3,551	LPL Financial Holdings, Inc.	271
116	Moelis & Co., Class - A	4
1,268	PJT Partners, Inc., Class - A	77
2,286	Raymond James Financial, Inc.	166
1,259	Sculptor Capital Management, Inc.	15
2,537	Stifel Financial Corp.	128
195	StoneX Group, Inc.(a)	10
4,324	The Carlyle Group, Inc.	107
2,045	Victory Capital Holdings, Inc., Class - A	35
157	Virtus Investment Partners, Inc.	22
9,720	WisdomTree Investments, Inc.	31
		1,519

	Chemicals — 2.32%
8,475	Advanced Emissions Solutions, Inc.	34
2,698	Albemarle Corp.	240
828	Avient Corp.	22
695	Balchem Corp.	68
48	Cabot Corp.	2
1,174	Ferro Corp.(a)	15

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
4,779	FMC Corp.	$505
4,005	FutureFuel Corp.	46
4,665	Huntsman Corp.	104
911	Innospec, Inc.	58
562	Kraton Corp.(a)	10
1,908	Kronos Worldwide, Inc.	25
8,219	Livent Corp.(a)	74
617	Minerals Technologies, Inc.	32
129	NewMarket Corp.	44
1,544	Orion Engineered Carbons SA	19
274	Quaker Chemical Corp.	49
898	Sensient Technologies Corp.	52
176	Stepan Co.	19
1,217	Trinseo SA	31
18,780	Tronox Holdings PLC, Class - A	148
		1,597

	Commercial Services & Supplies — 1.18%
1,375	ABM Industries, Inc.	50
1,728	ACCO Brands Corp.	10
2,167	BrightView Holdings, Inc.(a)	25
1,307	Casella Waste Systems, Inc.(a)	73
7,424	CECO Environmental Corp.(a)	54
335	Cimpress PLC(a)	25
25,419	Covanta Holding Corp.	196
802	Deluxe Corp.	21
1,301	Herman Miller, Inc.	39
656	HNI Corp.	21
19,841	Interface, Inc.	120
2,881	Knoll, Inc.	35
749	McGrath RentCorp	45
56	MSA Safety, Inc.	8
4,657	Team, Inc.(a)	26
236	Tetra Tech, Inc.	23
794	The Brink's Co.	33
27	UniFirst Corp.	5
48	VSE Corp.	1
		810

	Communications Equipment — 0.57%
1,062	Acacia Communications, Inc.(a)	71
1,460	ADTRAN, Inc.	15
594	Applied Optoelectronics, Inc.(a)	7
673	Clearfield, Inc.(a)	14
2,372	Infinera Corp.(a)	15
1,157	InterDigital, Inc.	66
1,607	Lumentum Holdings, Inc.(a)	120
822	NETGEAR, Inc.(a)	25
1,829	NetScout Systems, Inc.(a)	40
2,536	Ribbon Communications, Inc.(a)	10
423	Viavi Solutions, Inc.(a)	5
		388

	Construction & Engineering — 2.47%
4,318	AECOM(a)	181
1,546	Ameresco, Inc., Class - A(a)	52
1,158	Arcosa, Inc.	51
416	Argan, Inc.	17
1,585	Dycom Industries, Inc.(a)	84
1,160	EMCOR Group, Inc.	79
10,837	Granite Construction, Inc.	191
4,371	MasTec, Inc.(a)	184
117	MYR Group, Inc.(a)	4
2,758	Primoris Services Corp.	50

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
4,282	Quanta Services, Inc.	$226
47,370	Tutor Perini Corp.(a)	527
2,938	WillScot Mobile Mini Holdings Corp.(a)	49
		1,695

	Construction Materials — 0.61%
1,943	Eagle Materials, Inc., Class - A	168
738	Martin Marietta Materials, Inc.	174
4,300	Summit Materials, Inc., Class - A(a)	71
220	U.S. Concrete, Inc.(a)	6
		419

	Consumer Finance — 0.76%
137	Encore Capital Group, Inc.(a)	5
1,565	EZCorp., Inc., Class - A(a)	8
4,015	Green Dot Corp., Class - A(a)	203
3,434	LendingClub Corp.(a)	16
351	Nelnet, Inc., Class - A	21
1,129	Oportun Financial Corp.(a)	13
6,097	PRA Group, Inc.(a)	244
131	World Acceptance Corp.(a)	14
		524

	Containers & Packaging — 0.29%
693	AptarGroup, Inc.	78
5,544	Graphic Packaging Holding Co.	78
3,245	Myers Industries, Inc.	43
		199

	Distributors — 0.05%
1,087	Core-Mark Holding Co., Inc.	31

	Diversified Consumer Services — 1.15%
6,743	Adtalem Global Education, Inc.(a)	165
172	American Public Education, Inc.(a)	5
3,727	Chegg, Inc.(a)	267
114	Collectors Universe, Inc.	6
422	Frontdoor, Inc.(a)	16
8,669	Houghton Mifflin Harcourt Co.(a)	15
4,803	Laureate Education, Inc., Class - A(a)	64
17,183	Perdoceo Education Corp.(a)	210
88	Strategic Education, Inc.	8
1,756	WW International, Inc.(a)	33
		789

	Diversified Financial Services — 0.30%
2,195	Cannae Holdings, Inc.(a)	82
6,854	Jefferies Financial Group, Inc.	123
		205

	Diversified Telecommunication Services — 0.61%
265	ATN International, Inc.	13
379	Bandwidth, Inc.(a)	66
2,217	Cincinnati Bell, Inc.(a)	33
3,155	Cogent Communications Holdings, Inc.	189
2,058	Consolidated Communications Holdings, Inc.(a)	12
3,270	IDT Corp.(a)	22
1,867	Iridium Communications, Inc.(a)	48
10,805	ORBCOMM, Inc.(a)	37
		420

	Electric Utilities — 0.30%
1,876	ALLETE, Inc.	97

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electric Utilities (continued)
3,048	Genie Energy Ltd.	$24
98	Hawaiian Electric Industries, Inc.	3
33	IDACORP, Inc.	3
826	MGE Energy, Inc.	52
528	Otter Tail Corp.	19
192	PNM Resources, Inc.	8
86	Portland General Electric Co.	3
		209

	Electrical Equipment — 1.46%
514	American Superconductor Corp.(a)	7
1,099	Bloom Energy Corp., Class - A(a)	20
2,553	Encore Wire Corp.	119
9,956	Energous Corp.(a)	29
3,381	EnerSys	227
1,750	Enphase Energy, Inc.(a)	145
754	Generac Holdings, Inc.(a)	146
1,604	Plug Power, Inc.(a)	22
213	Powell Industries, Inc.	5
3,233	Sunrun, Inc.(a)	248
423	Vicor Corp.(a)	33
		1,001

	Electronic Equipment, Instruments & Components — 2.80%
517	Airgain, Inc.(a)	7
1,155	Arlo Technologies, Inc.(a)	6
521	Badger Meter, Inc.	34
473	Coherent, Inc.(a)	52
34	Dolby Laboratories, Inc., Class - A	2
46	ePlus, Inc.(a)	3
2,859	Fabrinet(a)	180
77	FARO Technologies, Inc.(a)	5
5,345	Fitbit, Inc., Class - A(a)	37
18,963	Flex Ltd.(a)	211
2,634	FLIR Systems, Inc.	94
283	II-VI, Inc.(a)	11
2,249	Insight Enterprises, Inc.(a)	127
548	IPG Photonics Corp.(a)	93
3,731	Itron, Inc.(a)	228
8,580	Jabil, Inc.	295
646	Kimball Electronics, Inc.(a)	7
2,844	Knowles Corp.(a)	42
520	Littelfuse, Inc.	92
1,820	Methode Electronics, Inc.	52
1,415	MTS Systems Corp.	27
801	nLight, Inc.(a)	19
530	Novanta, Inc.(a)	56
207	Par Technology Corp.(a)	8
114	PC Connection, Inc.	5
51	Plexus Corp.(a)	4
2,179	Rogers Corp.(a)	214
34	SYNNEX Corp.	5
801	TTM Technologies, Inc.(a)	9
412	Vishay Intertechnology, Inc.	6
		1,931

	Energy Equipment & Services — 0.37%
3,052	Dril-Quip, Inc.(a)	77
14,524	Franks International N.V.(a)	22
3,794	Liberty Oilfield Services, Inc., Class - A	30
1,660	Matrix Service Co.(a)	14
444	Nabors Industries Ltd.(a)	11
2,855	Nextier Oilfield Solutions, Inc.(a)	5

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
2,632	Oceaneering International, Inc.(a)	$9
4,898	Oil States International, Inc.(a)	13
4,093	Tidewater, Inc.(a)	27
63,109	Transocean Ltd.^(a)	51
		259

	Entertainment — 0.52%
8,685	Eros International PLC^(a)	19
2,755	Glu Mobile, Inc.(a)	21
1,640	Liberty Media Corp. - Liberty Braves Group, Class - A(a)	34
2,497	Liberty Media Corp. - Liberty Braves Group, Class - C(a)	52
14,187	Lions Gate Entertainment Corp., Class - B(a)	125
3,233	Rosetta Stone, Inc.(a)	97
1,227	The Marcus Corp.	9
		357

	Equity Real Estate Investment Trusts — 3.84%
1,462	Acadia Realty Trust	15
1,368	Alexander & Baldwin, Inc.	15
977	Alpine Income Property Trust, Inc.	15
1,274	American Assets Trust, Inc.	31
2,596	Armada Hoffler Properties, Inc.	24
879	Catchmark Timber Trust, Inc., Class - A	8
4,816	Chatham Lodging Trust	37
1,280	City Office REIT, Inc.	10
11,256	Colony Capital, Inc.	31
5,131	Columbia Property Trust, Inc.	56
1,131	Community Healthcare Trust, Inc.	53
1,721	Corenergy Infrastructure Trust, Inc.	10
9,239	CorePoint Lodging, Inc.	50
9,734	Corporate Office Properties Trust	232
281	Cousins Properties, Inc.	8
9,262	DiamondRock Hospitality Co.	47
14,808	Diversified Healthcare Trust	52
1,839	Easterly Government Properties, Inc.	41
1,309	EastGroup Properties, Inc.	169
681	Farmland Partners, Inc.^	5
433	First Industrial Realty Trust, Inc.	17
2,615	Four Corners Property Trust, Inc.	67
1,730	Getty Realty Corp.	45
2,520	Gladstone Commercial Corp.	42
437	Gladstone Land Corp.	7
6,912	Global Medical REIT, Inc.	93
6,232	Hersha Hospitality Trust	35
2,387	Independence Realty Trust, Inc.	28
1,774	Industrial Logistics Property Trust	39
711	Innovative Industrial Properties, Inc.	88
5,617	Lexington Realty Trust	59
814	LTC Properties, Inc.	28
3,088	Monmouth Real Estate Investment Corp., Class - A	43
763	National Health Investors, Inc.	46
1,574	National Storage Affiliates	51
3,765	NETSTREIT Corp.	69
9,522	New Senior Investment Group, Inc.	38
861	Office Properties Income Trust	18
496	Physicians Realty Trust	9
2,244	Piedmont Office Realty Trust, Inc., Class - A	30
1,185	PotlatchDeltic Corp.	50
24	PS Business Parks, Inc.	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
172	QTS Realty Trust, Inc., Class - L	$11
6,433	RLJ Lodging Trust	56
1,766	Ryman Hospitality Properties, Inc.	65
6,550	Sabra Health Care REIT, Inc.	90
1,543	Saul Centers, Inc.	41
1,446	Seritage Growth Properties, Class - A^(a)	19
5,156	Service Properties Trust	41
15,384	SITE Centers Corp.	111
3,718	STAG Industrial, Inc.	113
7,641	Summit Hotel Properties, Inc.	40
8,446	Sunstone Hotel Investors, Inc.	67
166	Terreno Realty Corp.	9
4,483	The Macerich Co.^	30
1,806	Uniti Group, Inc.	19
411	Universal Health Realty Income Trust	23
3,117	Washington Real Estate Investment Trust	63
3,050	Xenia Hotels & Resorts, Inc.	27
		2,639

	Food & Staples Retailing — 0.61%
2,670	BJ's Wholesale Club Holdings, Inc., Class - C(a)	111
205	Casey's General Stores, Inc.	36
1,889	HF Foods Group, Inc.(a)	12
191	Ingles Markets, Inc., Class - A	7
1,122	Performance Food Group Co.(a)	39
538	PriceSmart, Inc.	36
1,528	Rite Aid Corp.(a)	15
1,071	SpartanNash Co.	18
1,208	The Andersons, Inc.	23
6,106	United Natural Foods, Inc.(a)	91
714	Weis Markets, Inc.	34
		422

	Food Products — 1.05%
1,523	B&G Foods, Inc.^	42
569	Cal-Maine Foods, Inc.(a)	22
11,532	Darling Ingredients, Inc.(a)	415
2,268	Farmer Brothers Co.(a)	10
423	Freshpet, Inc.(a)	47
682	J&J Snack Foods Corp.	89
63	John B. Sanfilippo & Son, Inc.	5
351	Lancaster Colony Corp.	63
1,116	The Simply Good Foods Co.(a)	25
		718

	Gas Utilities — 0.58%
480	Chesapeake Utilities Corp.	40
2,881	New Jersey Resources Corp.	79
1,243	Northwest Natural Holding Co.	56
122	One Gas, Inc.	8
3,216	South Jersey Industries, Inc.	62
52	Southwest Gas Holdings, Inc.	3
1,528	Spire, Inc.	82
2,134	UGI Corp.	70
		400

	Health Care Equipment & Supplies — 4.93%
290	Abiomed, Inc.(a)	81
155	AtriCure, Inc.(a)	6
1,216	Avanos Medical, Inc.(a)	40
179	Axonics Modulation Technologies, Inc.(a)	9
736	Cantel Medical Corp.	32
4,362	Cardiovascular Systems, Inc.(a)	172

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
1,164	Cerus Corp.(a)	$7
42	CONMED Corp.	3
454	Dexcom, Inc.(a)	187
1,433	Edwards Lifesciences Corp.(a)	114
698	Glaukos Corp.(a)	35
175	Globus Medical, Inc.(a)	9
3,005	Insulet Corp.(a)	712
661	Intricon Corp.(a)	8
3,272	Invacare Corp.	25
933	iRhythm Technologies, Inc.(a)	222
511	Lantheus Holdings, Inc.(a)	6
4,255	Merit Medical Systems, Inc.(a)	185
2,023	Neogen Corp.(a)	158
671	Nevro Corp.(a)	93
103	NuVasive, Inc.(a)	5
249	Quidel Corp.(a)	55
121	Shockwave Medical, Inc.(a)	9
12,294	Sientra, Inc.(a)	42
119	Silk Road Medical, Inc.(a)	8
1,272	STAAR Surgical Co.(a)	72
749	STERIS PLC	132
3,312	Tandem Diabetes Care, Inc.(a)	375
1,384	The Cooper Companies, Inc.	468
360	Vapotherm, Inc.(a)	10
3,000	Wright Medical Group N.V.(a)	92
		3,372

	Health Care Providers & Services — 1.65%
7,261	Acadia Healthcare Company, Inc.(a)	215
126	Addus HomeCare Corp.(a)	12
316	Amedisys, Inc.(a)	75
590	AMN Healthcare Services, Inc.(a)	34
463	Biotelemetry, Inc.(a)	21
13	Chemed Corp.	6
1,165	Community Health Systems, Inc.(a)	5
153	CorVel Corp.(a)	13
47	Encompass Health Corp.	3
145	Guardant Health, Inc.(a)	16
576	Hanger, Inc.(a)	9
1,566	HealthEquity, Inc.(a)	80
776	LHC Group, Inc.(a)	165
373	Magellan Health, Inc.(a)	28
36	Molina Heathcare, Inc.(a)	7
788	National Healthcare Corp.	49
409	Option Care Health, Inc.(a)	5
1,478	Owens & Minor, Inc.	37
3,683	Patterson Companies, Inc.	89
277	Providence Service Corp.(a)	26
1,149	R1 RCM, Inc.(a)	20
2,950	RadNet, Inc.(a)	45
1,380	Select Medical Holdings Corp.(a)	29
435	Surgery Partners, Inc.(a)	10
2,414	Tenet Healthcare Corp.(a)	59
195	The Ensign Group, Inc.	11
87	The Pennant Group, Inc.(a)	3
244	Triple-S Management Corp., Class - B(a)	4
630	U.S. Physical Therapy, Inc.	55
		1,131

	Health Care Technology — 0.86%
236	Computer Programs & Systems, Inc.	7
1,328	Evolent Health, Inc., Class - A(a)	16
276	Health Catalyst, Inc.(a)	10
1,693	Inovalon Holdings, Inc., Class - A(a)	45

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology (continued)
925	Inspire Medical System, Inc.(a)	$119
353	Livongo Health, Inc.(a)	49
2,060	NextGen Healthcare, Inc.(a)	26
1,677	Omnicell, Inc.(a)	126
831	Teladoc Health, Inc.(a)	183
250	Vocera Communications, Inc.(a)	7
		588

	Hotels, Restaurants & Leisure — 2.49%
162	BJ's Restaurants, Inc.	5
805	Bloomin' Brands, Inc.	12
4,418	Bluegreen Vacations Corp.	22
1,451	Bluegreen Vacations Holding Corp.(a)	19
6,409	Boyd Gaming Corp.	197
7,119	Caesars Entertainment, Inc.(a)	398
294	Churchill Downs, Inc.	48
398	Chuy's Holdings, Inc.(a)	8
1,221	Dave & Buster's Entertainment, Inc.	19
295	Denny's Corp.(a)	3
1,018	Dine Brands Global, Inc.	56
470	El Pollo Loco Holdings, Inc.(a)	8
7,017	Fiesta Restaurant Group, Inc.(a)	66
428	Golden Entertainment, Inc.(a)	6
5,491	Lindblad Expeditions Holdings, Inc.(a)	47
696	Noodles & Co.(a)	5
731	Papa John's International, Inc.	60
1,134	Penn National Gaming, Inc.(a)	82
3,402	Planet Fitness, Inc., Class - A(a)	209
913	PlayAGS, Inc.(a)	3
2,685	Red Robin Gourmet Burgers, Inc.(a)	35
4,134	Red Rock Resorts, Inc., Class - A	71
999	Scientific Games Corp., Class - A(a)	35
647	Texas Roadhouse, Inc.	39
316	Vail Resorts, Inc.	68
1,396	Wingstop, Inc.	191
		1,712

	Household Durables — 2.63%
286	Cavco Industries, Inc.(a)	52
4,831	Century Communities, Inc.(a)	204
972	Gopro, Inc., Class - A(a)	4
5,700	Green Brick Partners, Inc.(a)	92
1,600	Hamilton Beach Brands Holding Co., Class - A	31
126	Helen of Troy Ltd.(a)	24
156	Hooker Furniture Corp.	4
370	Installed Building Products, Inc.(a)	38
787	iRobot Corp.(a)	60
1,077	La-Z-Boy, Inc.	34
2,723	LGI Homes, Inc.(a)	317
485	M/I Homes, Inc.(a)	22
720	MDC Holdings, Inc.	34
1,111	Meritage Homes Corp.(a)	123
153	Roku, Inc.(a)	29
147	Skyline Champion Corp.(a)	4
584	The Lovesac Co.(a)	16
1,473	TopBuild Corp.(a)	252
3,928	TRI Pointe Homes, Inc.(a)	71
9,982	Tupperware Brands Corp.(a)	201
4,781	Universal Electronics, Inc.(a)	180
5,455	Zagg, Inc.(a)	15
		1,807

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products — 0.07%
240	Central Garden & Pet Co.(a)	$10
990	Central Garden & Pet Co., Class - A(a)	35
20	WD-40 Co.	4
		49

	Independent Power and Renewable Electricity Producers — 0.15%
1,499	Clearway Energy, Inc., Class - C	40
2,146	Sunnova Energy International, Inc.(a)	66
		106

	Industrial Conglomerates — 0.06%
1,959	Raven Industries, Inc.	42

	Insurance — 2.08%
2,133	American Equity Investment Life Holding Co.	47
273	AMERISAFE, Inc.	16
3,439	Argo Group International Holdings Ltd.	118
887	Citizens, Inc.(a)	5
3,379	CNO Financial Group, Inc.	54
530	Crawford & Co., Class - A	3
94	Enstar Group Ltd.(a)	15
908	Everest Re Group Ltd.	180
1,948	Fidelity National Financial, Inc.	61
1,459	Goosehead Insurance, Inc.	126
628	Heritage Insurance Holdings, Inc.	6
1,784	James River Group Holdings Ltd.	80
655	Kinsale Capital Group, Inc.	125
8,523	MBIA, Inc.(a)	52
159	National General Holdings Corp.	5
2,483	ProAssurance Corp.	39
1,753	ProSight Global, Inc.(a)	20
72	RLI Corp.	6
1,404	Selective Insurance Group, Inc.	72
2,453	State Auto Financial Corp.	34
4,441	Third Point Reinsurance Ltd.(a)	31
1,625	Trupanion, Inc.(a)	128
1,852	United Fire Group, Inc.	38
2,822	W.R. Berkley Corp.	173
		1,434

	Interactive Media & Services — 0.07%
1,650	Cargurus, Inc.(a)	36
3,625	Liberty TripAdvisor Holdings, Inc., Class - A(a)	6
139	Yelp, Inc.(a)	3
		45

	Internet & Direct Marketing Retail — 0.35%
593	1-800-Flowers.com, Inc., Class - A(a)	15
352	Etsy, Inc.(a)	43
724	Gaia, Inc.(a)	7
607	Lands' End, Inc.(a)	8
3,824	Magnite, Inc.(a)	27
135	Overstock.com, Inc.(a)	10
396	Stamps.com, Inc.(a)	94
2,561	The RealReal, Inc.(a)	37
		241

	IT Services — 2.30%
2,068	Alliance Data Systems Corp.	87
62	Booz Allen Hamilton Holding Corp.	5
25,157	Brightcove, Inc.(a)	258

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
20	CACI International, Inc., Class - A(a)	$4
1,176	Cass Information Systems, Inc.	47
10,305	Conduent, Inc.(a)	33
47	CoreLogic, Inc.	3
95	CSG Systems International, Inc.	4
2,141	EVERTEC, Inc.	74
717	Evo Payments, Inc., Class - A(a)	18
514	Exlservice Holdings, Inc.(a)	34
254	Jack Henry & Associates, Inc.	41
19,425	KBR, Inc.	435
2,099	Limelight Networks, Inc.(a)	12
1,607	LiveRamp Holdings, Inc.(a)	83
78	ManTech International Corp., Class - A	5
979	MAXIMUS, Inc.	67
198	NIC, Inc.	4
783	Perficient, Inc.(a)	34
10,581	PRGX Global, Inc.(a)	50
1,018	Science Applications International Corp.	80
605	Sykes Enterprises, Inc.(a)	21
135	The Hackett Group, Inc.	2
81	TTEC Holdings, Inc.	4
68	Tucows, Inc.(a)	5
2,286	Verra Mobility Corp.(a)	22
108	Virtusa Corp.(a)	5
996	WEX, Inc.(a)	138
		1,575

	Leisure Products — 0.44%
324	American Outdoor Brands, Inc.(a)	4
4,164	Callaway Golf Co.	80
77	Johnson Outdoors, Inc., Class - A	6
356	Mastercraft Boat Holdings, Inc.(a)	6
9,402	Mattel, Inc.(a)	110
1,298	Smith & Wesson Brands, Inc.	20
1,691	Yeti Holdings, Inc.(a)	77
		303

	Life Sciences Tools & Services — 0.71%
2,686	Accelerate Diagnostics, Inc.^(a)	29
102	Bruker Corp.	4
2,235	ENZO Biochem, Inc.(a)	5
3,486	Fluidigm Corp.(a)	26
2,529	Luminex Corp.	66
599	Medpace Holdings, Inc.(a)	67
636	NanoString Technologies, Inc.(a)	28
3,662	NeoGenomics, Inc.(a)	135
664	Personalis, Inc.(a)	14
58	PRA Health Sciences, Inc.(a)	6
1,290	Quanterix Corp.(a)	44
1,153	Syneos Health, Inc.(a)	61
		485

	Machinery — 2.61%
1,758	Astec Industries, Inc.	95
1,580	Chart Industries, Inc.(a)	111
1,128	CIRCOR International, Inc.(a)	31
168	Columbus McKinnon Corp.	6
1,804	DMC Global, Inc.	59
3,382	Evoqua Water Technologies Co.(a)	72
1,773	Federal Signal Corp.	52
211	Franklin Electric Co., Inc.	12
1,283	Graham Corp.	16
4,941	Harsco Corp.(a)	69
434	Helios Technologies, Inc.	16

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
116	Hurco Companies, Inc.	$3
431	Hyster-Yale Materials Handling, Inc.	16
332	IDEX Corp.	61
1,220	ITT, Inc.	72
819	John Bean Technologies Corp.	75
217	Kadant, Inc.	24
121	Kennametal, Inc.	4
1,296	Kornit Digital Ltd.(a)	85
902	Lincoln Electric Holdings, Inc.	83
321	Luxfer Holdings PLC	4
331	Lydall, Inc.(a)	5
14,748	Meritor, Inc.(a)	309
151	Miller Industries, Inc.	5
118	Mueller Industries, Inc.	3
47	Oshkosh Corp.	3
1,221	Park-Ohio Holdings Corp.	20
1,080	Proto Labs, Inc.(a)	140
2,342	Rexnord Corp.	70
1,356	SPX Corp.(a)	63
2,060	SPX FLOW, Inc.(a)	88
2,067	Terex Corp.	40
2,085	The Greenbrier Companies, Inc.	61
2,838	Welbilt, Inc.(a)	17
		1,790

	Marine — 0.19%
658	Genco Shipping & Trading Ltd.	5
2,135	Kirby Corp.(a)	77
1,166	Matson, Inc.	47
		129

	Media — 0.73%
609	AMC Networks, Inc., Class - A(a)	15
3,610	Cardlytics, Inc.(a)	254
3,074	ComScore, Inc.(a)	6
5,382	Emerald Holding, Inc.	11
10,482	Gannett Co., Inc.(a)	14
5,444	Gray Television, Inc.(a)	75
1,631	iheartMedia, Inc., Class - A(a)	13
3,244	Liberty Latin America Ltd., Class - C(a)	26
1,114	Meredith Corp.	15
4,099	MSG Networks, Inc., Class - A(a)	39
4,015	National CineMedia, Inc.	11
120	Nexstar Media Group, Inc., Class - A	11
414	Tribune Publishing Co.	5
503	WideOpenwest, Inc.(a)	3
		498

	Metals & Mining — 2.55%
3,798	Agnico Eagle Mines Ltd.	302
11,006	Alamos Gold, Inc.	97
6,347	Alcoa Corp.(a)	74
13,764	Allegheny Technologies, Inc.(a)	120
3,994	Carpenter Technology Corp.	73
2,916	Cleveland-Cliffs, Inc.	19
4,270	Coeur Mining, Inc.(a)	32
257	Commercial Metals Co.	5
873	Compass Minerals International, Inc.	52
9,750	Hecla Mining Co.	50
828	Kaiser Aluminum Corp.	44
23,941	Pan American Silver Corp.	769
2,916	Ryerson Holding Corp.(a)	17
5,772	Timkensteel Corp.(a)	20

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining (continued)
1,868	Worthington Industries, Inc.	$75
		1,749

	Mortgage Real Estate Investment Trusts — 0.38%
10,110	AG Mortgage Investment Trust, Inc.	28
3,653	ARMOUR Residential REIT, Inc.	35
1,929	Broadmark Realty Capital, Inc.	19
1,677	Capstead Mortgage Corp.	9
7,810	Colony Credit Real Estate, Inc.	38
1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	80
6,389	MFA Financial, Inc.	17
2,348	Redwood Trust, Inc.	18
3,043	Two Harbors Investment Corp.	15
		259

	Multiline Retail — 0.07%
8,601	Macy's, Inc.	49

	Multi-Utilities — 0.12%
1,598	NorthWestern Corp.	78
88	Unitil Corp.	3
		81

	Oil, Gas & Consumable Fuels — 1.48%
1,121	Amyris, Inc.^(a)	3
2,408	Clean Energy Fuels Corp.(a)	6
5,573	Comstock Resources, Inc.(a)	24
3,905	Delek US Holdings, Inc.	43
1,588	Earthstone Energy, Inc., Class - A(a)	4
26,207	Euronav N.V.	231
13,487	Evolution Petroleum Corp.	30
6,314	Golar LNG Ltd.(a)	38
7,365	Montage Resources Corp.(a)	32
21,682	Navigator Holdings Ltd.(a)	182
15,258	Noble Energy, Inc.	131
3,341	Nordic American Tankers Ltd.	12
6,034	Overseas Shipholding Group, Inc.(a)	13
3,747	Ovintiv, Inc.	31
1,745	PBF Energy, Inc., Class - A	10
1,582	Penn Virginia Corp.(a)	16
696	Renewable Energy Group, Inc.(a)	37
52	REX American Resources Corp.(a)	3
34,271	Southwestern Energy Co.(a)	81
2,721	World Fuel Services Corp.	58
6,949	WPX Energy, Inc.(a)	34
		1,019

	Paper & Forest Products — 0.17%
563	Boise Cascade Co.	22
277	Clearwater Paper Corp.(a)	11
1,354	Domtar Corp.	36
458	Neenah, Inc.	17
729	PH Glatfelter Co.	10
586	Schweitzer-Mauduit International, Inc.	18
		114

	Personal Products — 0.10%
494	e.l.f. Beauty, Inc.(a)	9
274	Edgewell Personal Care Co.(a)	8
198	Medifast, Inc.	32
238	USANA Health Sciences, Inc.(a)	18
		67

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals — 1.48%
10,185	Acer Therapeutics, Inc.^(a)	$29
13,242	Aerie Pharmaceuticals, Inc.(a)	156
2,129	Amneal Pharmaceuticals, Inc.(a)	8
736	ANI Pharmaceuticals, Inc.(a)	21
420	Assembly Biosciences, Inc.(a)	7
7,981	Baudax Bio, Inc.^(a)	22
81	Catalent, Inc.(a)	7
260	Corcept Therapeutics, Inc.(a)	5
3,371	CorMedix, Inc.(a)	20
3,039	ENDO International PLC(a)	10
6,646	Evolus, Inc.(a)	26
653	Horizon Therapeutics PLC(a)	51
4,700	Innoviva, Inc.(a)	49
717	Intra-Cellular Therapies, Inc.(a)	18
1,037	Kala Pharmaceuticals, Inc.(a)	8
1,598	Marinus Pharmaceuticals, Inc.(a)	21
472	Myokardia, Inc.(a)	64
1,744	Nektar Therapeutics(a)	29
5,003	Pacira BioSciences, Inc.(a)	300
1,073	Paratek Pharmaceuticals, Inc.(a)	6
1,528	Prestige Consumer Healthcare, Inc.(a)	56
1,048	Revance Therapeutics, Inc.(a)	26
540	WaVe Life Sciences Ltd.(a)	5
8,892	Xeris Pharmaceuticals, Inc.^(a)	53
937	Zogenix, Inc.(a)	17
		1,014

	Professional Services — 0.58%
917	ASGN, Inc.(a)	57
1,815	CBIZ, Inc.(a)	42
216	Exponent, Inc.	16
2,022	GP Strategies Corp.(a)	19
594	Kelly Services, Inc., Class - A	10
982	Kforce, Inc.	32
1,998	Korn Ferry	58
9,154	Mistras Group, Inc.(a)	36
1,071	TriNet Group, Inc.(a)	63
3,586	Upwork, Inc.(a)	63
		396

	Real Estate Management & Development — 0.25%
264	Essential Properties Realty Trust, Inc.	5
616	eXp World Holdings, Inc.(a)	25
299	Forestar Group, Inc.(a)	5
1,050	Kennedy-Wilson Holdings, Inc.	15
821	Marcus & Millichap, Inc.(a)	23
3,583	Newmark Group, Inc., Class - A	15
40	Rafael Holdings, Inc., Class - B(a)	1
1,604	Redfin Corp.(a)	80
		169

	Road & Rail — 0.60%
6,494	Knight-Swift Transportation Holdings, Inc.	264
378	Marten Transport Ltd.	6
103	P.A.M. Transportation Services, Inc.(a)	4
808	Saia, Inc.(a)	102
286	Universal Truckload Services, Inc.	6
1,629	US Xpress Enterprise, Inc., Class - A(a)	13
3,453	YRC Worldwide, Inc.(a)	14
		409

	Semiconductors & Semiconductor Equipment — 5.74%
809	Advanced Energy Industries, Inc.(a)	51
485	Alpha & Omega Semiconductor Ltd.(a)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
658	Ambarella, Inc.(a)	$34
3,622	Amkor Technology, Inc.(a)	41
3,010	AXT, Inc.(a)	18
97	Brooks Automation, Inc.	4
453	Cabot Microelectronics Corp.	65
521	CEVA, Inc.(a)	21
87	Cirrus Logic, Inc.(a)	6
7,008	Cree, Inc.(a)	447
216	Diodes, Inc.(a)	12
126	Entegris, Inc.	9
4,167	FormFactor, Inc.(a)	104
3,000	GSI Technology, Inc.(a)	17
188	Impinj, Inc.(a)	5
286	Inphi Corp.(a)	32
5,553	Lattice Semiconductor Corp.(a)	161
12,771	MACOM Technology Solutions Holdings, Inc.(a)	434
7,220	Marvell Technology Group Ltd.	287
2,995	MaxLinear, Inc., Class - A(a)	70
1,834	MKS Instruments, Inc.	200
1,832	Monolithic Power Systems, Inc.	512
335	Photronics, Inc.(a)	3
2,556	Power Integrations, Inc.	142
2,820	Qorvo, Inc.(a)	364
5,852	Semtech Corp.(a)	310
1,413	Silicon Laboratories, Inc.(a)	138
324	SMART Global Holdings, Inc.(a)	9
799	Synaptics, Inc.(a)	64
2,928	Ultra Clean Holdings, Inc.(a)	63
1,653	Universal Display Corp.	299
661	Veeco Instruments, Inc.(a)	8
		3,936

	Software — 4.95%
7,737	2U, Inc.(a)	262
2,571	ACI Worldwide, Inc.(a)	67
416	Alarm.com Holding, Inc.(a)	23
829	Altair Engineering, Inc., Class - A(a)	35
343	Alteryx, Inc., Class - A(a)	39
192	Appian Corp.^(a)	12
3,150	Asure Software, Inc.(a)	24
49	Avalara, Inc.(a)	6
15,855	Benefitfocus, Inc.(a)	178
1,111	Blackbaud, Inc.	62
138	Blackline, Inc.(a)	12
1,039	Bottomline Technologies, Inc.(a)	44
5,897	Cloudera, Inc.(a)	64
803	Cornerstone OnDemand, Inc.(a)	29
259	Coupa Software, Inc.(a)	71
313	Digimarc Corp.(a)	7
740	Digital Turbine, Inc.(a)	24
434	Domo, Inc., Class - B(a)	17
1,935	Ebix, Inc.	40
581	eGain Corp.(a)	8
107	Envestnet, Inc.(a)	8
485	Everbridge, Inc.(a)	61
83	Fair Isaac Corp.(a)	35
631	Five9, Inc.(a)	82
846	Guidewire Software, Inc.(a)	88
512	HubSpot, Inc.(a)	150
724	J2 Global, Inc.(a)	50
167	LivePerson, Inc.(a)	9
3,518	Medallia, Inc.(a)	96

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
3,392	Model N, Inc.(a)	$120
1,152	New Relic, Inc.(a)	65
12,943	Nuance Communications, Inc.(a)	430
785	Onespan, Inc.(a)	16
566	Pegasystems, Inc.	69
192	Ping Identity Holding Corp.(a)	6
97	Progress Software Corp.	4
705	Proofpoint, Inc.(a)	74
1,208	PTC, Inc.(a)	100
205	Q2 Holdings, Inc.(a)	19
680	Qualys, Inc.(a)	67
1,182	Rapid7, Inc.(a)	72
157	Sailpoint Technologies Holding, Inc.(a)	6
831	SPS Commerce, Inc.(a)	65
3,623	SS&C Technologies Holdings, Inc.	219
1,579	SVMK, Inc.(a)	35
680	Telenav, Inc.(a)	2
782	Tenable Holdings, Inc.(a)	30
131	Upland Software, Inc.(a)	5
202	Varonis Systems, Inc.(a)	23
979	Verint Systems, Inc.(a)	47
1,606	VirnetX Holding Corp.	8
1,235	Workiva, Inc.(a)	69
14,037	Xperi Holding Corp.	162
2,378	Yext, Inc.(a)	36
690	Zix Corp.(a)	4
307	Zscaler, Inc.(a)	43
		3,399

	Specialty Retail — 1.30%
936	Aaron's, Inc.	53
1,447	American Eagle Outfitters, Inc.	21
520	Asbury Automotive Group, Inc.(a)	51
790	Camping World Holdings, Inc., Class - A	24
226	Carvana Co.(a)	50
3,734	Designer Brands, Inc., Class - A	20
2,158	Floor & Decor Holdings, Inc., Class - A(a)	161
2,020	Genesco, Inc.(a)	44
72	Group 1 Automotive, Inc.	6
1,362	Guess?, Inc.	16
1,774	Hudson Ltd., Class - A(a)	13
487	Lithia Motors, Inc.	111
173	Monro, Inc.	7
280	Murphy USA, Inc.(a)	36
53	Penske Automotive Group, Inc.	3
247	Restoration Hardware Co.(a)	95
354	Shoe Carnival, Inc.	12
7,426	Sportsman's Warehouse Holdings, Inc.(a)	106
2,415	The Michaels Companies, Inc.(a)	23
2,099	The ODP Corp.(a)	41
		893

	Technology Hardware, Storage & Peripherals — 0.07%
1,377	Diebold Nixdorf, Inc.(a)	11
761	Immersion Corp.(a)	5
2,592	Stratasys Ltd.^(a)	32
		48

	Textiles, Apparel & Luxury Goods — 0.67%
759	Columbia Sportswear Co.	66
1,161	Crocs, Inc.(a)	50
180	Deckers Outdoor Corp.(a)	40
3,666	Fossil Group, Inc.(a)	21
792	G-III Apparel Group Ltd.(a)	10

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
5,020	Kontoor Brands, Inc.	$121
1,344	Superior Group of Companies, Inc.	31
4,730	Wolverine World Wide, Inc.	123
		462

	Thrifts & Mortgage Finance — 0.68%
1,712	Axos Financial, Inc.(a)	40
3,569	Bankfinancial Corp.	26
3,702	Columbia Financial, Inc.(a)	41
99	Essent Group Ltd.	4
70	Federal Agricultural Mortgage Corp., Class - C	4
1,911	Flagstar Bancorp, Inc.	57
79	HomeStreet, Inc.	2
3,424	Meridian Bancorp, Inc.	35
155	Meta Financial Group, Inc.	3
228	MGIC Investment Corp.	2
1,030	Mr Cooper Group, Inc.(a)	23
1,238	NMI Holdings, Inc.(a)	22
5,668	Northwest Bancshares, Inc.	52
871	PennyMac Financial Services, Inc.	51
3,124	Provident Financial Services, Inc.	38
3,405	Sterling Bancorp, Inc.	10
941	Walker & Dunlop, Inc.	50
247	WSFS Financial Corp.	7
		467

	Tobacco — 0.11%
888	Universal Corp.	37
3,797	Vector Group Ltd.	37
		74

	Trading Companies & Distributors — 2.18%
113	Applied Industrial Technologies, Inc.	6
5,255	Beacon Roofing Supply, Inc.(a)	163
9,699	BMC Stock Holdings, Inc.(a)	416
2,991	DXP Enterprises, Inc.(a)	48
89	GATX Corp.	6
192	GMS, Inc.(a)	5
1,745	Herc Holdings, Inc.(a)	69
1,252	Kaman Corp.	49
19,426	MRC Global, Inc.(a)	83
1,052	Rush Enterprises, Inc., Class - A	53
1,389	SiteOne Landscape Supply, Inc.(a)	169
4,993	Textainer Group Holdings Ltd.(a)	71
1,074	Watsco, Inc.	250
2,494	WESCO International, Inc.(a)	110
		1,498

	Water Utilities — 0.26%
839	American States Water Co.	63
600	California Water Service Group	26
1,063	Global Water Resources, Inc.	11
626	Middlesex Water Co.	39
650	SJW Corp.	40
		179

	Wireless Telecommunication Services — 0.08%
1,190	Shenandoah Telecommunications Co.	53

	Total Common Stocks	60,064

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stock — 0.02%
	Trading Companies & Distributors — 0.02%
493	WESCO International, Inc. - Preferred, Series A, cumulative redeemable, 10.63%(c)	$14

	Total Preferred Stock	14

	Contingent Rights — 0.20%
	Biotechnology — 0.00%
1,646	Progenics Pharma CVR, 12/31/22(a)(b)	–
1	Tobira Therapeutics, Inc. CVR, 12/31/28(a)(b)	–
		–

	Metals & Mining — 0.20%
176,955	Pan American Silver Corp. CVR, 2/22/29(a)	138

	Pharmaceuticals — 0.00%
759	Aratana Therapeutics, Inc. CVR, 12/31/21(a)(b)	–

	Total Contingent Rights	138

	Investment Companies — 12.04%
756,154	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(d)	756
7,510,329	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	7,510
	Total Investment Companies	8,266

	Total Investments (cost $48,418) — 99.77%	68,482
	Other assets in excess of liabilities — 0.23%	161

	Net Assets - 100.00%	$68,643

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020, was $666 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2020.
(c)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d)	The rate disclosed is the rate in effect on September 30, 2020.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	37.48%	50.03%	87.51%
Preferred Stock	-	0.02%	0.02%
Contingent Rights	0.20%	-	0.20%
Investment Companies	0.30%	11.74%	12.04%
Other Assets (Liabilities)	-0.01%	0.24%	0.23%
Total Net Assets	37.97%	62.03%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	106	12/18/20	$7,973	$80
			$7,973	$80

	Total Unrealized Appreciation			$80
	Total Unrealized Depreciation			–
	Total Net Unrealized Appreciation/(Depreciation)			$80

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Investment Company — 91.82%
10,866,844	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (a)	$10,867

	Total Investment Company	10,867

	Total Investments (cost $10,867) — 91.82%	10,867
	Other assets in excess of liabilities — 8.18%	968

	Net Assets - 100.00%	$11,835

(a)	The rate disclosed is the rate in effect on September 30, 2020.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The Commodity Returns Strategy Portfolio	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Investment Company	89.65%	2.17%	91.82%
Other Assets (Liabilities)	4.37%	3.81%	8.18%
Total Net Assets	94.02%	5.98%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2020.

Futures Contracts Purchased^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	67	12/18/20	$11,229	$73
			$11,229	$73

Total Unrealized Appreciation	$73
Total Unrealized Depreciation	–
Total Net Unrealized Appreciation/(Depreciation)	$73

^	Cash has been pledged as collateral for futures contracts held by the Portfolio

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.87%
	Australia — 1.68%
585	Afterpay Ltd. (IT Services)(a)	$35
1,696	AGL Energy Ltd. (Multi-Utilities)	17
8,990	AMP Ltd. (Diversified Financial Services)	8
693	Ampol Ltd. (Oil, Gas & Consumable Fuels)	12
2,941	APA Group (Gas Utilities)	22
1,433	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	31
485	ASX Ltd. (Capital Markets)	28
5,652	Aurizon Holdings Ltd. (Road & Rail)	17
3,765	AusNet Services (Electric Utilities)	5
7,214	Australia & New Zealand Banking Group Ltd. (Banks)	90
7,588	BHP Billiton Ltd. (Metals & Mining)	196
5,377	BHP Group Ltd. (Metals & Mining)	115
1,410	BlueScope Steel Ltd. (Metals & Mining)	13
3,941	Brambles Ltd. (Commercial Services & Supplies)	30
351	CIMIC Group Ltd. (Construction & Engineering)(a)	5
1,358	Coca-Cola Amatil Ltd. (Beverages)	9
165	Cochlear Ltd. (Health Care Equipment & Supplies)	24
3,429	Coles Group Ltd. (Food & Staples Retailing)	42
4,556	Commonwealth Bank of Australia (Banks)	210
1,360	Computershare Ltd. (IT Services)	12
991	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	6
1,167	CSL Ltd. (Biotechnology)	241
2,615	Dexus (Equity Real Estate Investment Trusts)	17
3,517	Evolution Mining Ltd. (Metals & Mining)	15
4,206	Fortescue Metals Group Ltd. (Metals & Mining)	49
4,174	Goodman Group (Equity Real Estate Investment Trusts)	53
5,779	Insurance Australia Group Ltd. (Insurance)	18
1,593	LendLease Group (Real Estate Management & Development)(b)	13
856	Macquarie Group Ltd. (Capital Markets)	74
357	Magellan Financial Group Ltd. (Capital Markets)	15
7,667	Medibank Private Ltd. (Insurance)	14
11,309	Mirvac Group (Equity Real Estate Investment Trusts)	18
8,197	National Australia Bank Ltd. (Banks)	105
1,950	Newcrest Mining Ltd. (Metals & Mining)	44
1,607	Northern Star Resources Ltd. (Metals & Mining)	16
927	Orica Ltd. (Chemicals)	10
4,121	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	13
2,446	Qantas Airways Ltd. (Airlines)	7
3,741	QBE Insurance Group Ltd. (Insurance)	24
427	Ramsay Health Care Ltd. (Health Care Providers & Services)	20
112	REA Group Ltd. (Interactive Media & Services)	9
944	Rio Tinto Ltd. (Metals & Mining)	64
4,289	Santos Ltd. (Oil, Gas & Consumable Fuels)	15

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
12,339	Scentre Group (Equity Real Estate Investment Trusts)	$19
923	SEEK Ltd. (Professional Services)	14
1,187	Sonic Healthcare Ltd. (Health Care Providers & Services)	29
11,701	South32 Ltd. (Metals & Mining)	17
6,813	Stockland (Equity Real Estate Investment Trusts)	19
3,312	Suncorp Group Ltd. (Insurance)	20
2,888	Sydney Airport (Transportation Infrastructure)	12
5,667	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	14
10,531	Telstra Corp. Ltd. (Diversified Telecommunication Services)	21
5,576	The GPT Group (Equity Real Estate Investment Trusts)	16
6,949	Transurban Group (Transportation Infrastructure)	71
2,004	Treasury Wine Estates Ltd. (Beverages)	13
8,881	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	9
433	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	7
2,884	Wesfarmers Ltd. (Food & Staples Retailing)	92
9,086	Westpac Banking Corp. (Banks)	110
480	WiseTech Global Ltd. (Software)	9
2,388	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	31
3,209	Woolworths Group Ltd. (Food & Staples Retailing)	84
		2,388

	Austria — 0.04%
153	ANDRITZ AG (Machinery)	5
747	Erste Group Bank AG (Banks)(a)	16
383	OMV AG (Oil, Gas & Consumable Fuels)(a)	10
389	Raiffeisen Bank International AG (Banks)(a)(b)	6
147	Verbund AG (Electric Utilities)	8
246	Voestalpine AG (Metals & Mining)	6
		51

	Belgium — 0.56%
444	Ageas SA (Insurance)	18
11,312	Anheuser-Busch InBev N.V. (Beverages)	608
134	Colruyt SA (Food & Staples Retailing)	9
67	Elia Group SA/NV (Electric Utilities)(b)	7
76	Galapagos N.V. (Biotechnology)(a)(b)	11
281	Groupe Bruxelles Lambert SA (Diversified Financial Services)	25
634	KBC Group N.V. (Banks)	32
370	Proximus SADP (Diversified Telecommunication Services)	7
183	Solvay SA, Class - A (Chemicals)	16
170	Telenet Group Holding N.V. (Media)	7
321	UCB SA (Pharmaceuticals)	36
491	Umicore SA (Chemicals)(b)	20
		796

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Bermuda — 0.17%
1,034	Arch Capital Group Ltd. (Insurance)(a)	$30
225	Athene Holding Ltd., Class - A (Insurance)(a)	8
409	Bunge Ltd. (Food Products)	19
972	IHS Markit Ltd. (Professional Services)	77
1,149	Invesco Ltd. (Capital Markets)	13
1,699	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	67
131	RenaissanceRe Holdings Ltd. (Insurance)	22
		236

	Canada — 2.55%
600	Agnico Eagle Mines Ltd. (Metals & Mining)	48
400	Air Canada (Airlines)(a)(b)	5
1,317	Algonquin Power & Utilities Corp. (Multi-Utilities)	19
2,200	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	76
800	AltaGas Ltd. (Gas Utilities)	10
200	Atco Ltd. (Multi-Utilities)	6
2,300	B2gold Corp. (Metals & Mining)	15
1,600	Bank of Montreal (Banks)	94
4,500	Barrick Gold Corp. (Metals & Mining)	127
400	BCE, Inc. (Diversified Telecommunication Services)	17
1,100	Blackberry Ltd. (Software)(a)	5
3,450	Brookfield Asset Management, Inc. (Capital Markets)	113
800	CAE, Inc. (Aerospace & Defense)	12
900	Cameco Corp. (Oil, Gas & Consumable Fuels)	9
200	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	7
1,100	Canadian Imperial Bank of Commerce (Banks)	82
1,800	Canadian National Railway Co. (Road & Rail)	191
400	Canadian Pacific Railway Ltd. (Road & Rail)	122
200	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	20
300	Canadian Utilities Ltd., Class - A (Multi-Utilities)	7
600	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	8
400	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	15
2,700	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	11
600	CGI, Inc. (IT Services)(a)	41
600	CI Financial Corp. (Capital Markets)	8
700	Cronos Group, Inc. (Pharmaceuticals)(a)	4
800	Dollarama, Inc. (Multiline Retail)	31
600	Emera, Inc. (Electric Utilities)	25
400	Empire Co. Ltd. (Food & Staples Retailing)	12
5,200	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	151
400	First Capital Real Estate Investment Trust (Real Estate Management & Development)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
1,500	First Quantum Minerals Ltd. (Metals & Mining)	$13
1,200	Fortis, Inc. (Electric Utilities)	49
500	Franco-Nevada Corp. (Metals & Mining)	70
600	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	12
800	Great-West Lifeco, Inc. (Insurance)	16
800	Hydro One Ltd. (Electric Utilities)(b)	17
300	iA Financial Corp., Inc. (Insurance)	10
200	IGM Financial, Inc. (Capital Markets)	5
800	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	10
400	Intact Financial Corp. (Insurance)(b)	43
1,200	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	12
600	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	9
3,200	Kinross Gold Corp. (Metals & Mining)(a)	28
700	Kirkland Lake Gold Ltd. (Metals & Mining)	34
500	Loblaw Companies Ltd. (Food & Staples Retailing)	26
311	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	102
1,400	Lundin Mining Corp. (Metals & Mining)(b)	8
700	Magna International, Inc. (Auto Components)	32
5,000	Manulife Financial Corp. (Insurance)	70
700	Metro, Inc. (Food & Staples Retailing)	34
900	National Bank of Canada (Banks)	45
1,500	Nutrien Ltd. (Chemicals)	59
200	Onex Corp. (Diversified Financial Services)	9
700	Open Text Corp. (Software)(b)	30
500	Pan American Silver Corp. (Metals & Mining)	16
400	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	11
1,400	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	30
1,450	Power Corp. of Canada (Insurance)	28
500	Quebecor, Inc. (Media)	13
700	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	40
300	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	3
300	Ritchie Bros Auctioneers, Inc. (Commercial Services & Supplies)	18
900	Rogers Communications, Inc. (Wireless Telecommunication Services)	36
3,600	Royal Bank of Canada (Banks)	252
1,200	Shaw Communications, Inc., Class - B (Media)	21
300	Shopify, Inc. (IT Services)(a)	307
400	SSR Mining, Inc. (Metals & Mining)(a)	7
1,500	Sun Life Financial, Inc. (Insurance)	61
3,900	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	48
2,400	TC Energy Corp. (Oil, Gas & Consumable Fuels)	100
1,400	Teck Resources Ltd., Class - B (Metals & Mining)	19
1,000	TELUS Corp. (Diversified Telecommunication Services)	17

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
3,100	The Bank of Nova Scotia (Banks)	$129
4,600	The Toronto-Dominion Bank (Banks)	212
500	Thomson Reuters Corp. (Professional Services)	40
200	TMX Group Ltd. (Capital Markets)	21
700	Waste Connections, Inc. (Commercial Services & Supplies)	72
200	Weston (George) Ltd. (Food & Staples Retailing)	15
1,100	Wheaton Precious Metals Corp. (Metals & Mining)	54
300	WSP Global, Inc. (Construction & Engineering)(b)	20
2,100	Yamana Gold, Inc. (Metals & Mining)	12
		3,640

	China — 0.00%
1,000	Microport Scientific Corp. (Health Care Equipment & Supplies)	4

	Denmark — 1.27%
8	A.P. Moller - Maersk A/S, Class - A (Marine)	12
17	A.P. Moller - Maersk A/S, Class - B (Marine)	27
354	Ambu A/S, Class - B (Health Care Equipment & Supplies)	10
271	Carlsberg A/S, Class - B (Beverages)	37
263	Christian Hansen Holding A/S (Chemicals)(b)	29
302	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	48
292	Demant A/S (Health Care Equipment & Supplies)(a)	9
538	DSV PANALPINA A/S (Road & Rail)	87
165	Genmab A/S (Biotechnology)(a)(b)	60
278	GN Store Nord A/S (Health Care Equipment & Supplies)	21
144	H. Lundbeck A/S (Pharmaceuticals)	5
4,417	Novo Nordisk A/S, Class - B (Pharmaceuticals)	306
541	Novozymes A/S, B Shares (Chemicals)	34
7,329	Orsted A/S (Electric Utilities)	1,010
275	Pandora A/S (Textiles, Apparel & Luxury Goods)	20
374	Tryg A/S (Insurance)	12
504	Vestas Wind Systems A/S (Electrical Equipment)	81
		1,808

	Finland — 0.77%
360	Elisa Oyj (Diversified Telecommunication Services)	21
1,122	Fortum Oyj (Electric Utilities)	23
864	Kone Oyj, Class - B (Machinery)	76
13,789	Neste Oyj (Oil, Gas & Consumable Fuels)	726
14,334	Nokia Oyj (Communications Equipment)(a)	56
8,236	Nordea Bank Abp (Banks)(a)	63
243	Orion Oyj, Class - B (Pharmaceuticals)	11
1,192	Sampo Oyj, Class - A (Insurance)	47
1,660	Stora Enso Oyj, R Shares (Paper & Forest Products)	26
1,356	UPM-Kymmene Oyj (Paper & Forest Products)	41

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
1,231	Wartsila Oyj Abp (Machinery)	$10
		1,100

	France — 2.46%
434	Accor SA (Hotels, Restaurants & Leisure)(b)	12
91	Aeroports de Paris (Transportation Infrastructure)	9
1,218	Air Liquide SA (Chemicals)	194
476	Alstom SA (Machinery)(a)(b)	24
152	Amundi SA (Capital Markets)(b)	11
193	Arkema SA (Chemicals)	20
245	Atos SE (IT Services)	20
4,921	AXA SA (Insurance)	91
104	BioMerieux (Health Care Equipment & Supplies)	16
2,864	BNP Paribas SA (Banks)	104
566	Bouygues SA (Construction & Engineering)	20
727	Bureau Veritas SA (Professional Services)(b)	16
403	Capgemini SE (IT Services)	52
1,562	Carrefour SA (Food & Staples Retailing)	25
620	CNP Assurances (Insurance)	8
1,311	Compagnie de Saint-Gobain (Building Products)	55
434	Compagnie Generale des Etablissements Michelin (Auto Components)	47
115	Covivio (Equity Real Estate Investment Trusts)	8
2,922	Credit Agricole SA (Banks)	25
1,572	Danone SA (Food Products)	102
334	Dassault Systemes SE (Software)	62
629	Edenred (Commercial Services & Supplies)	28
195	Eiffage SA (Construction & Engineering)(b)	16
1,615	Electricite de France SA (Electric Utilities)	17
4,644	Engie SA (Multi-Utilities)	63
723	EssilorLuxottica SA (Health Care Equipment & Supplies)	99
78	Eurazeo SE (Diversified Financial Services)(a)	4
33	Eurofins Scientific SE (Life Sciences Tools & Services)	26
161	Faurecia SE (Auto Components)	7
116	Gecina SA (Equity Real Estate Investment Trusts)(b)	15
1,089	Getlink SE (Transportation Infrastructure)	15
81	Hermes International (Textiles, Apparel & Luxury Goods)	70
64	ICADE (Equity Real Estate Investment Trusts)	4
49	Iliad SA (Diversified Telecommunication Services)(b)	9
150	Ingenico Group SA (Electronic Equipment, Instruments & Components)	23
78	Ipsen SA (Pharmaceuticals)	8
269	JCDecaux SA (Media)(b)	5
193	Kering SA (Textiles, Apparel & Luxury Goods)	128
458	Klepierre SA (Equity Real Estate Investment Trusts)	6
187	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	7
678	Legrand SA (Electrical Equipment)	54

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
647	L'Oreal SA (Personal Products)	$211
710	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	331
2,371	Natixism SA (Capital Markets)	5
5,075	Orange SA (Diversified Telecommunication Services)(b)	53
112	Orpea (Health Care Providers & Services)(a)(b)	13
541	Pernod Ricard SA (Beverages)	86
1,488	Peugeot SA (Automobiles)(a)	27
571	Publicis Groupe SA (Media)	18
49	Remy Cointreau SA (Beverages)	9
440	Renault SA (Automobiles)(a)(b)	11
833	Safran SA (Aerospace & Defense)(a)	82
2,901	Sanofi (Pharmaceuticals)	291
70	Sartorius Stedim Biotech (Life Sciences Tools & Services)	24
1,425	Schneider Electric SE (Electrical Equipment)(b)	177
360	SCOR SE (Insurance)(a)	10
50	SEB SA (Household Durables)	8
2,059	Societe Generale SA (Banks)	27
224	Sodexo SA (Hotels, Restaurants & Leisure)	16
1,055	Suez SA (Multi-Utilities)	19
149	Teleperformance (Professional Services)	46
270	Thales SA (Aerospace & Defense)	20
6,328	TOTAL SA (Oil, Gas & Consumable Fuels)	217
225	UbiSoft Entertainment SA (Entertainment)(a)	20
346	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	13
595	Valeo SA (Auto Components)	18
1,367	Veolia Environnement SA (Multi-Utilities)	29
1,330	Vinci SA (Construction & Engineering)	111
2,106	Vivendi SA (Entertainment)	59
71	Wendel SE (Diversified Financial Services)	7
323	Worldline SA (IT Services)(a)(b)	26
		3,509

	Germany — 2.90%
484	adidas AG (Textiles, Apparel & Luxury Goods)	157
1,073	Allianz SE (Insurance)	205
3,030	Aroundtown SA (Real Estate Management & Development)(b)	15
2,339	BASF SE (Chemicals)	143
2,530	Bayer AG, Registered Shares (Pharmaceuticals)	156
842	Bayerische Motoren Werke AG (Automobiles)	61
255	Beiersdorf AG (Personal Products)	29
400	Brenntag AG (Trading Companies & Distributors)	25
99	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	13
2,817	Commerzbank AG (Banks)	14
279	Continental AG (Auto Components)	30
494	Covestro AG (Chemicals)(b)	24
2,200	Daimler AG (Automobiles)	119
321	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	36
4,983	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	42

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
484	Deutsche Boerse AG (Capital Markets)	$85
512	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	4
25,185	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	1,142
8,489	Deutsche Telekom AG (Diversified Telecommunication Services)	142
914	Deutsche Wohnen SE (Real Estate Management & Development)	46
5,711	E.ON SE (Multi-Utilities)	63
515	Evonik Industries AG (Chemicals)	13
82	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	3
541	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	46
1,062	Fresenius SE & Co. KGAA (Health Care Providers & Services)	48
419	GEA Group AG (Machinery)	15
153	Hannover Rueckversicherung SE (Insurance)	24
370	HeidelbergCement AG (Construction Materials)	23
263	Henkel AG & Co. KGAA (Household Products)	25
48	HOCHTIEF AG (Construction & Engineering)(b)	4
3,180	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	90
176	KION Group AG (Machinery)(b)	15
126	Knorr-Bremse AG (Machinery)	15
229	Lanxess AG (Chemicals)	13
193	LEG Immobilien AG (Real Estate Management & Development)	28
328	Merck KGAA (Pharmaceuticals)	48
650	METRO AG (Food & Staples Retailing)	6
130	MTU Aero Engines AG (Aerospace & Defense)	22
367	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	93
126	Nemetschek SE (Software)	9
205	Puma SE (Textiles, Apparel & Luxury Goods)(a)	18
1,593	RWE AG (Multi-Utilities)	60
2,668	SAP SE (Software)	415
295	Scout24 AG (Interactive Media & Services)(b)	26
1,969	Siemens AG, Registered Shares (Industrial Conglomerates)	248
985	Siemens Energy AG (Electric Utilities)(a)	27
629	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	28
326	Symrise AG (Chemicals)(b)	45
232	TeamViewer AG (Software)(a)(b)	11
3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	8
1,108	thyssenkrupp AG (Metals & Mining)(a)	6
497	Uniper SE (Independent Power and Renewable Electricity Producers)	16
190	United Internet AG (Diversified Telecommunication Services)(b)	7

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
1,350	Vonovia SE (Real Estate Management & Development)	$92
381	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	36
		4,134

	Hong Kong — 1.29%
106,775	AIA Group Ltd. (Insurance)	1,060
900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)(b)	9
9,500	BOC Hong Kong Holdings Ltd. (Banks)	25
4,200	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	12
6,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	32
7,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	42
1,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	7
4,000	CLP Holdings Ltd. (Electric Utilities)	38
6,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	41
5,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	13
2,000	Hang Seng Bank Ltd. (Banks)	30
4,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	15
6,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	7
10,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	14
27,300	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	40
3,049	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	144
1,500	Kerry Properties Ltd. (Real Estate Management & Development)	4
490	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	8
4,000	MTR Corp. Ltd. (Road & Rail)	20
4,000	New World Development Co. Ltd. (Real Estate Management & Development)	20
972	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	—
9,000	PCCW Ltd. (Diversified Telecommunication Services)(b)	5
3,500	Power Assets Holdings Ltd. (Electric Utilities)	18
6,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	23
8,000	Sino Land Co. Ltd. (Real Estate Management & Development)	9
3,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	45
1,500	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	7
3,000	Swire Properties Ltd. (Real Estate Management & Development)	8
3,500	Techtronic Industries Co. Ltd. (Household Durables)	47

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
2,826	The Bank of East Asia Ltd. (Banks)	$5
5,423	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	44
24,000	WH Group Ltd. (Food Products)(b)	20
4,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	16
3,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	6
		1,834

	Ireland (Republic of) — 0.64%
234	Allegion PLC (Building Products)	23
2,010	CRH PLC (Construction Materials)(b)	73
235	DCC PLC (Industrial Conglomerates)(b)	18
1,026	Eaton Corp. PLC (Electrical Equipment)	105
2,311	Experian PLC (Professional Services)	87
379	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	60
1,037	James Hardie Industries PLC (Construction Materials)	25
403	Kerry Group PLC, Class - A (Food Products)	52
384	Kingspan Group PLC (Building Products)(a)	35
3,447	Medtronic PLC (Health Care Equipment & Supplies)	358
458	Pentair PLC (Machinery)	21
540	Smurfit Kappa Group PLC (Containers & Packaging)	21
216	STERIS PLC (Health Care Equipment & Supplies)	38
		916

	Isle of Man — 0.01%
1,648	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	21

	Israel — 0.35%
101	Azrieli Group Ltd. (Real Estate Management & Development)	5
2,821	Bank Hapoalim BM (Banks)	15
3,663	Bank Leumi Le (Banks)	16
311	Check Point Software Technologies Ltd. (Software)(a)	37
3,263	CyberArk Software Ltd. (Software)(a)	337
54	Elbit Systems Ltd. (Aerospace & Defense)	7
1,491	ICL Group Ltd. (Chemicals)(b)	5
1	Isracard Ltd. (Consumer Finance)	—
3,213	Israel Discount Bank Ltd., Class - A (Banks)	9
304	Mizrahi Tefahot Bank Ltd. (Banks)	5
155	Nice Ltd. (Software)(a)	35
136	Wix.com Ltd. (IT Services)(a)	35
		506

	Italy — 0.49%
2,791	Assicurazioni Generali SpA (Insurance)	39
1,251	Atlantia SpA (Transportation Infrastructure)(a)	20
1,427	Davide Campari-Milano N.V. (Beverages)	16
54	Diasorin SpA (Health Care Equipment & Supplies)	11
20,943	Enel SpA (Electric Utilities)(b)	181
6,471	Eni SpA (Oil, Gas & Consumable Fuels)	50
320	Ferrari N.V. (Automobiles)	59
1,728	FinecoBank Banca Fineco SpA (Banks)	24

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
521	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	$6
40,908	Intesa Sanpaolo SpA (Banks)(a)(b)	77
1,115	Leonardo SpA (Aerospace & Defense)	7
1,412	Mediobanca Banca di Credito Finanziario SpA (Banks)	11
450	Moncler SpA (Textiles, Apparel & Luxury Goods)	18
673	Nexi SpA (IT Services)(a)(b)	13
1,444	Pirelli & C SpA (Auto Components)(a)(b)	6
1,363	Poste Italiane SpA (Insurance)(b)	12
676	Prusmian SpA (Electrical Equipment)	20
257	Recordati SpA (Pharmaceuticals)	13
5,158	Snam SpA (Oil, Gas & Consumable Fuels)	27
25,056	Telecom Italia SpA (Diversified Telecommunication Services)	10
21,767	Telecom Italia SpA (Diversified Telecommunication Services)	9
3,563	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	25
5,375	Unicredit SpA (Banks)	44
		698

	Japan — 6.78%
1,000	Acom Co. Ltd. (Consumer Finance)	4
500	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	24
1,700	Aeon Mall Co. Ltd. (Food & Staples Retailing)	46
200	AEON Mall Co. Ltd. (Real Estate Management & Development)	3
500	AGC, Inc. (Building Products)	15
400	Air Water, Inc. (Chemicals)	5
1,100	Ajinomoto Co., Inc. (Food Products)	22
500	Alfresa Holdings Corp. (Health Care Providers & Services)	11
700	Amada Co. Ltd. (Machinery)	7
300	ANA Holdings, Inc. (Airlines)	7
300	Aozora Bank Ltd. (Banks)	5
1,000	Asahi Group Holdings Ltd. (Beverages)(b)	35
500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	16
3,200	Asahi Kasei Corp. (Chemicals)	28
4,800	Astellas Pharma, Inc. (Pharmaceuticals)	72
200	Benesse Holdings, Inc. (Diversified Consumer Services)	5
1,400	Bridgestone Corp. (Auto Components)	44
500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	8
200	Calbee, Inc. (Food Products)	7
2,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	43
400	Casio Computer Co. Ltd. (Household Durables)	6
400	Central Japan Railway Co. (Road & Rail)	57
1,600	Chubu Electric Power Co. Inc. (Electric Utilities)	20
1,700	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	76
200	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	3
2,800	Concordia Financial Group Ltd. (Banks)	10

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
300	CyberAgent, Inc. (Media)	$18
600	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	12
500	Daicel Corp. (Chemicals)	4
300	Daifuku Co. Ltd. (Machinery)	30
2,700	Dai-ichi Life Holdings, Inc. (Insurance)	38
4,500	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	138
600	Daikin Industries Ltd. (Building Products)	111
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	18
1,500	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	38
5	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	13
3,800	Daiwa Securities Group, Inc. (Capital Markets)	16
1,100	Denso Corp. (Auto Components)	48
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	24
800	East Japan Railway Co. (Road & Rail)	49
700	Eisai Co. Ltd. (Pharmaceuticals)	64
300	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	5
7,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	28
600	FamilyMart Co. Ltd. (Food & Staples Retailing)	14
500	FANUC Corp. (Machinery)	95
200	Fast Retailing Co. Ltd. (Specialty Retail)	126
300	Fuji Electric Co. Ltd. (Electrical Equipment)	10
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	44
500	Fujitsu Ltd. (IT Services)(b)	67
8	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	12
100	GMO Payment Gateway, Inc. (IT Services)	11
600	Hakuhodo DY Holdings, Inc. (Media)	8
300	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	15
600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	19
100	Hikari Tsushin, Inc. (Specialty Retail)	24
1,000	Hino Motors Ltd. (Machinery)	6
100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	13
100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	5
300	Hitachi Construction Machinery Co. Ltd. (Machinery)	11
2,500	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	85
500	Hitachi Metals Ltd. (Metals & Mining)	8
4,200	Honda Motor Co. Ltd. (Automobiles)	100
100	Hoshizaki Corp. (Machinery)	8
1,000	HOYA Corp. (Health Care Equipment & Supplies)	113
800	Hulic Co. Ltd. (Real Estate Management & Development)	8

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	$11
2,500	INPEX Corp. (Oil, Gas & Consumable Fuels)	13
1,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	6
1,500	Isuzu Motors Ltd. (Automobiles)	13
100	ITO EN Ltd. (Beverages)	7
3,400	ITOCHU Corp. (Trading Companies & Distributors)	87
200	ITOCHU Techno-Solutions Corp. (IT Services)	8
300	Japan Airlines Co. Ltd. (Airlines)	6
100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	4
1,300	Japan Exchange Group, Inc. (Capital Markets)	36
4,000	Japan Post Holdings Co. Ltd. (Insurance)(b)	27
2	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	6
3	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	15
8	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	12
1,400	JFE Holdings, Inc. (Metals & Mining)(a)	10
400	JGC Holdings Corp. (Construction & Engineering)	4
500	JSR Corp. (Chemicals)	12
1,100	Kajima Corp. (Construction & Engineering)	13
300	Kakaku.com, Inc. (Interactive Media & Services)	8
200	Kamigumi Co. Ltd. (Transportation Infrastructure)	4
500	Kansai Paint Co. Ltd. (Chemicals)	12
1,200	Kao Corp. (Personal Products)	90
300	Kawasaki Heavy Industries Ltd. (Machinery)	4
4,100	KDDI Corp. (Wireless Telecommunication Services)	103
200	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	8
500	Keikyu Corp. (Road & Rail)	8
300	Keio Corp. (Road & Rail)	19
300	Keisei Electric Railway Co. Ltd. (Road & Rail)	8
500	Keyence Corp. (Electronic Equipment, Instruments & Components)	233
400	Kikkoman Corp. (Food Products)	22
400	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	17
2,100	Kirin Holdings Co. Ltd., Class - C (Beverages)	40
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	10
200	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	11
2,300	Komatsu Ltd. (Machinery)	51
200	Konami Holdings Corp. (Entertainment)	9
100	Kose Corp. (Personal Products)	12
2,600	Kubota Corp. (Machinery)	47
900	Kuraray Co. Ltd. (Chemicals)	9
300	Kurita Water Industries Ltd. (Machinery)	10

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	$46
700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	20
800	Kyushu Electric Power Co., Inc. (Electric Utilities)	7
400	Kyushu Railway Co. (Road & Rail)	9
100	Lawson, Inc. (Food & Staples Retailing)	5
200	LINE Corp. (Interactive Media & Services)(a)	10
600	Lion Corp. (Household Products)	12
700	LIXIL Group Corp. (Building Products)	14
3,900	Marubeni Corp. (Trading Companies & Distributors)	22
500	Marui Group Co. Ltd. (Multiline Retail)	10
1,500	Mazda Motor Corp. (Automobiles)	9
200	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	10
1,800	Mebuki Financial Group, Inc. (Banks)	4
500	Medipal Holdings Corp. (Health Care Providers & Services)	10
300	MEIJI Holdings Co. Ltd. (Food Products)	22
200	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	9
900	MINEBEA MITSUMI, Inc. (Machinery)	17
15,549	MISUMI Group, Inc. (Machinery)	435
3,200	Mitsubishi Chemical Holdings Corp. (Chemicals)	18
3,500	Mitsubishi Corp. (Trading Companies & Distributors)	84
4,700	Mitsubishi Electric Corp. (Electrical Equipment)	64
3,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	45
300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	6
800	Mitsubishi Heavy Industries Ltd. (Machinery)	18
300	Mitsubishi Materials Corp. (Metals & Mining)	6
31,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	126
800	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	4
4,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	72
500	Mitsui Chemicals, Inc. (Chemicals)	12
2,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	40
200	Miura Co. Ltd. (Machinery)	10
6,140	Mizuho Financial Group, Inc. (Banks)	77
300	MonotaRO Co. Ltd. (Trading Companies & Distributors)	15
1,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	30
1,500	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	98
300	Nabtesco Corp. (Machinery)	11
500	Nagoya Railroad Co. Ltd. (Road & Rail)	14
600	NEC Corp. (Technology Hardware, Storage & Peripherals)	35
600	NGK Insulators Ltd. (Machinery)	9

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
300	NGK Spark Plug Co. Ltd. (Auto Components)	$5
200	NH Foods Ltd. (Food Products)	9
10,636	Nidec Corp. (Electrical Equipment)	996
800	Nikon Corp. (Household Durables)	5
300	Nintendo Co. Ltd. (Entertainment)	170
3	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	17
200	Nippon Express Co. Ltd. (Road & Rail)	12
400	Nippon Paint Holdings Co. Ltd. (Chemicals)	41
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	17
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	8
2,000	Nippon Steel Corp. (Metals & Mining)(a)(b)	18
3,300	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	67
300	Nippon Yusen Kabushiki Kaisha (Marine)	5
300	Nissan Chemical Corp. (Chemicals)	16
500	Nisshin Seifun Group, Inc. (Food Products)	8
200	Nissin Foods Holdings Co. Ltd. (Food Products)	19
200	Nitori Holdings Co. Ltd. (Specialty Retail)	41
400	Nitto Denko Corp. (Chemicals)	26
8,400	Nomura Holdings, Inc. (Capital Markets)	38
400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	8
11	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	14
800	Nomura Research Institute Ltd. (IT Services)	24
800	NSK Ltd. (Machinery)	6
1,600	NTT Data Corp. (IT Services)	20
2,900	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	107
1,500	Obayashi Corp. (Construction & Engineering)	14
800	Odakyu Electric Railway Co. Ltd. (Road & Rail)	20
2,400	Oji Paper Co. Ltd. (Paper & Forest Products)	11
500	OMRON Corp. (Electronic Equipment, Instruments & Components)	39
900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	28
100	Oracle Corp. Japan (Software)	11
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	70
3,400	ORIX Corp. (Diversified Financial Services)	43
7	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	11
1,000	Osaka Gas Co. Ltd. (Gas Utilities)	19
300	OTSUKA Corp. (IT Services)	15
1,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	42
1,100	Pan Pacific International Holdings Corp. (Multiline Retail)	25
5,600	Panasonic Corp. (Household Durables)	48
300	Park24 Co. Ltd. (Commercial Services & Supplies)	5
500	Persol Holdings Co. Ltd. (Professional Services)	8

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	$24
3,300	Recruit Holdings Co. Ltd. (Professional Services)(b)	131
5,200	Resona Holdings, Inc. (Banks)	18
1,900	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	13
100	Rinnai Corp. (Household Durables)	10
200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	15
400	Ryohin Keikaku Co. Ltd. (Multiline Retail)	7
1,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	20
600	SBI Holdings, Inc. (Capital Markets)	16
100	SCSK Corp. (IT Services)	6
500	Secom Co. Ltd. (Commercial Services & Supplies)	46
400	Sega Sammy Holdings, Inc. (Leisure Products)	5
400	Seibu Holdings, Inc. (Industrial Conglomerates)	4
600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	7
1,000	Sekisui Chemical Co. Ltd. (Household Durables)	16
1,600	Sekisui House Ltd. (Household Durables)	28
1,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	58
1,100	Seven Bank Ltd. (Banks)	3
400	SG Holdings Co. Ltd. (Air Freight & Logistics)	21
500	Sharp Corp. (Household Durables)(b)	6
600	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	18
200	Shimano, Inc. (Leisure Products)	40
1,400	Shimizu Corp. (Construction & Engineering)	11
900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	117
400	Shinsei Bank Ltd. (Banks)(b)	5
700	Shionogi & Co. Ltd. (Pharmaceuticals)	37
1,000	Shiseido Co. Ltd. (Personal Products)	58
300	Showa Denko KK (Chemicals)	6
6,900	Softbank Corp. (Wireless Telecommunication Services)	77
4,000	SoftBank Group Corp. (Wireless Telecommunication Services)	247
200	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	10
900	Sompo Holdings, Inc. (Insurance)	31
3,200	Sony Corp. (Household Durables)	246
200	Square Enix Holdings Co. Ltd. (Entertainment)	13
300	Stanley Electric Co. Ltd. (Auto Components)	9
4,200	Sumitomo Chemical Co. Ltd. (Chemicals)	14
3,000	Sumitomo Corp. (Trading Companies & Distributors)	36
300	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	4
1,900	Sumitomo Electric Industries Ltd. (Auto Components)	21
300	Sumitomo Heavy Industries Ltd. (Machinery)	7

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
600	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	$19
3,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	91
900	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	24
600	Sumitomo Rubber Industries Ltd. (Auto Components)	6
200	Sundrug Co. Ltd. (Food & Staples Retailing)	8
400	Suntory Beverage & Food Ltd. (Beverages)	15
200	Suzuken Co. Ltd. (Health Care Providers & Services)	8
400	Sysmex Corp. (Health Care Equipment & Supplies)	38
1,300	T&D Holdings, Inc. (Insurance)	13
300	Taiheiyo Cement Corp. (Construction Materials)	8
500	Taisei Corp. (Construction & Engineering)	17
100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	7
4,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	144
300	TDK Corp. (Electronic Equipment, Instruments & Components)	33
500	Teijin Ltd. (Chemicals)	8
1,700	Terumo Corp. (Health Care Equipment & Supplies)	68
1,200	The Chiba Bank Ltd. (Banks)	7
600	The Chugoku Electric Power Company, Inc. (Electric Utilities)	8
1,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	17
1,000	The Shizuoka Bank Ltd. (Banks)	7
300	THK Co. Ltd. (Machinery)	8
500	TIS, Inc. (IT Services)	11
500	Tobu Railway Co. Ltd. (Road & Rail)	15
300	Toho Co. Ltd. (Entertainment)	12
200	Toho Gas Co. Ltd. (Gas Utilities)	10
1,000	Tohoku Electric Power Co., Inc. (Electric Utilities)	10
1,600	Tokio Marine Holdings, Inc. (Insurance)	70
100	Tokyo Century Corp. (Diversified Financial Services)	5
400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	106
1,400	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)(b)	6
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	23
1,300	Tokyu Corp. (Road & Rail)	17
800	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	11
3,400	Toray Industries, Inc. (Chemicals)	16
1,000	Toshiba Corp. (Industrial Conglomerates)	26
600	Tosoh Corp. (Chemicals)	10
400	TOTO Ltd. (Building Products)	18
200	Toyo Suisan Kaisha Ltd. (Food Products)	11
200	Toyoda Gosei Co. Ltd. (Auto Components)	5
5,400	Toyota Motor Corp. (Automobiles)	358
500	Toyota Tsusho Corp. (Trading Companies & Distributors)	14
100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	14
1,000	Unicharm Corp. (Household Products)	45

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
7	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	$8
500	USS Co. Ltd. (Specialty Retail)	9
200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	9
400	West Japan Railway Co. (Road & Rail)	20
300	Yakult Honsha Co. Ltd. (Food Products)(b)	17
1,800	Yamada Denki Co. Ltd. (Specialty Retail)	9
300	Yamaha Corp. (Leisure Products)	14
800	Yamaha Motor Co. Ltd. (Automobiles)	12
800	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	21
300	Yamazaki Baking Co. Ltd. (Food Products)	5
600	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	23
600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	10
6,700	Z Holdings Corp. (Interactive Media & Services)	45
300	ZOZO, Inc. (Internet & Direct Marketing Retail)	8
		9,669

	Jersey — 0.05%
25,695	Glencore PLC (Metals & Mining)(a)(b)	53
3,155	WPP PLC (Media)	25
		78

	Liberia — 0.02%
448	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	29

	Luxembourg — 0.03%
1,600	Altice Europe N.V. (Media)(a)(b)	8
1,650	ArcelorMittal SA (Metals & Mining)(a)	21
984	SES SA (Media)(b)	7
1,138	Tenaris SA (Energy Equipment & Services)	6
		42

	Netherlands — 1.49%
1,276	ABN AMRO Group N.V. (Banks)(a)(b)	11
295	Adyen N.V. (IT Services)(a)	545
4,294	AEGON N.V. (Insurance)	11
392	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	10
1,487	Airbus SE (Aerospace & Defense)	108
513	Akzo Nobel N.V. (Chemicals)	52
125	Argenx SE (Biotechnology)(a)	33
1,095	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	405
2,515	CNH Industrial N.V. (Machinery)	19
274	Exor N.V. (Diversified Financial Services)	15
292	Heineken Holding N.V., Class - A (Beverages)	23
659	Heineken N.V. (Beverages)	58
9,913	ING Groep N.V. (Banks)(a)	70
292	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	33
2,801	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	83
445	Koninklijke DSM N.V. (Chemicals)	73

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
9,043	Koninklijke KPN N.V. (Diversified Telecommunication Services)	$21
2,351	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	111
181	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	10
680	LyondellBasell Industries N.V., Class - A (Chemicals)	48
755	NN Group N.V. (Insurance)(b)	28
713	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	90
1,241	Prosus N.V. (Internet & Direct Marketing Retail)(a)(b)	114
568	QIAGEN N.V. (Life Sciences Tools & Services)(a)	29
276	Randstad N.V. (Professional Services)	14
1,640	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	50
694	Wolters Kluwer N.V. (Professional Services)	60
		2,124

	New Zealand — 0.07%
1,836	a2 Milk Co. Ltd. (Food Products)(a)	19
2,680	Auckland International Airport Ltd. (Transportation Infrastructure)	13
1,455	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	32
1,764	Mercury NZ Ltd. (Electric Utilities)	6
2,860	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	9
860	Ryman Healthcare Ltd. (Health Care Providers & Services)	8
5,100	Spark New Zealand Ltd. (Diversified Telecommunication Services)	16
		103

	Norway — 0.13%
428	Adevinta ASA (Interactive Media & Services)(a)	7
2,403	DNB ASA (Banks)(a)	33
2,540	Equinor ASA (Oil, Gas & Consumable Fuels)	36
485	Gjensidige Forsikring ASA (Insurance)	10
1,094	Mowi ASA (Food Products)	19
2,954	Norsk Hydro ASA (Metals & Mining)(a)	8
1,866	Orkla ASA (Food Products)	19
194	Schibsted ASA, Class - B (Media)(a)(b)	8
1,828	Telenor ASA (Diversified Telecommunication Services)	31
438	Yara International ASA (Chemicals)	17
		188

	Papua New Guinea — 0.01%
4,780	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	9

	Portugal — 0.04%
6,487	EDP - Energias de Portugal SA (Electric Utilities)	32
1,241	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	12

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Portugal (continued)
633	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	$10
		54

	Singapore — 0.26%
8,140	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	20
6,000	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	7
6,700	CapitaLand Ltd. (Real Estate Management & Development)	13
7,000	CapitaLand Mall Trust (Equity Real Estate Investment Trusts)	10
1,000	City Developments Ltd. (Real Estate Management & Development)	6
4,600	DBS Group Holdings Ltd. (Banks)	69
21,800	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	11
200	Jardine Cycle & Carriage Ltd. (Distributors)	3
4,100	Keppel Corp. Ltd. (Industrial Conglomerates)	13
5,600	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	8
5,800	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	9
8,413	Oversea-Chinese Banking Corp. Ltd. (Banks)	52
2,700	Singapore Airlines Ltd. (Airlines)	7
2,000	Singapore Exchange Ltd. (Capital Markets)	13
4,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	12
20,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	32
6,800	Suntec REIT (Equity Real Estate Investment Trusts)	7
3,000	United Overseas Bank Ltd. (Banks)	42
1,000	United Overseas Land Group Ltd. (Real Estate Management & Development)	5
700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	10
5,000	Wilmar International Ltd. (Food Products)	16
		365

	South Africa — 0.32%
2,615	Naspers Ltd. (Media)(a)	462

	Spain — 0.89%
634	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	14
171	Aena SME SA (Transportation Infrastructure)(b)	24
1,097	Amadeus IT Group SA (IT Services)	61
16,961	Banco Bilbao Vizcaya Argentaria SA (Banks)	47
42,327	Banco Santander SA (Banks)(b)	79
1,832	Bankinter SA (Banks)	8
9,071	CaixaBank SA (Banks)	19
801	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	49
585	Enagas SA (Oil, Gas & Consumable Fuels)(b)	13
802	Endesa SA (Electric Utilities)	21

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
1,255	Ferrovial SA (Construction & Engineering)	$31
756	Grifols SA (Biotechnology)	22
15,282	Iberdrola SA (Electric Utilities)	189
20,517	Industria de Diseno Textil SA (Specialty Retail)	568
2,181	Mapfre SA (Insurance)	3
768	Naturgy Energy Group SA (Gas Utilities)	15
1,081	Red Electrica Corp. SA (Electric Utilities)	20
3,792	Repsol SA (Oil, Gas & Consumable Fuels)	26
597	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	16
12,379	Telefonica SA (Diversified Telecommunication Services)	42
		1,267

	Sweden — 0.74%
779	Alfa Laval AB (Machinery)	17
2,548	Assa Abloy AB, B Shares (Building Products)	60
1,708	Atlas Copco AB, A Shares (Machinery)	82
989	Atlas Copco AB, B Shares (Machinery)	41
773	Boliden AB (Metals & Mining)	23
623	Electrolux AB, B Shares (Household Durables)	15
1,637	Epiroc AB, Class - A (Machinery)	24
1,066	Epiroc AB, Class - B (Machinery)	15
518	Equities AB (Capital Markets)	10
1,541	Essity AB, Class - B (Household Products)(a)	52
325	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)(b)	21
2,036	Hennes & Mauritz AB, B Shares (Specialty Retail)	35
711	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	54
854	Husqvarna AB (Household Durables)	9
221	ICA Gruppen AB (Food & Staples Retailing)	11
451	Industrivarden AB, C Shares (Diversified Financial Services)	12
321	Investment AB Latour, Class - B (Industrial Conglomerates)	8
1,158	Investor AB, B Shares (Diversified Financial Services)	76
673	Kinnevik AB, Class - B (Diversified Financial Services)	27
169	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	8
560	Lundin Energy AB (Oil, Gas & Consumable Fuels)	11
677	Nibe Industrier AB, B Shares (Building Products)(a)	17
2,868	Sandvik AB (Machinery)(a)	56
856	Securitas AB, B Shares (Commercial Services & Supplies)(a)	13
4,127	Skandinaviska Enskilda Banken AB, Class - A (Banks)(a)	37
802	Skanska AB, B Shares (Construction & Engineering)(a)	17
1,083	SKF AB, B Shares (Machinery)	22

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
1,316	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)(a)	$18
3,948	Svenska Handelsbanken AB, A Shares (Banks)(a)	33
2,295	Swedbank AB, A Shares (Banks)(a)	36
1,242	Tele2 AB, B Shares (Wireless Telecommunication Services)	18
7,494	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	82
6,933	Telia Co. AB (Diversified Telecommunication Services)(b)	28
3,777	Volvo AB, B Shares (Machinery)	73
		1,061

	Switzerland — 3.51%
4,692	ABB Ltd., Registered Shares (Electrical Equipment)	119
371	Adecco Group AG (Professional Services)	20
1,226	Alcon, Inc. (Health Care Equipment & Supplies)	70
117	Baloise Holding AG, Registered Shares (Insurance)	17
70	Banque Cantonale Vaudoise, Registered Shares (Banks)	7
8	Barry Callebaut AG, Registered Shares (Food Products)	18
3	Chocoladefabriken Lindt & Spruengli AG (Food Products)	25
1,169	Chubb Ltd. (Insurance)	135
541	Clariant AG, Registered Shares (Chemicals)	11
520	Coca-Cola HBC AG (Beverages)	13
1,329	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	89
6,235	Credit Suisse Group AG, Registered Shares (Capital Markets)	62
21	EMS-Chemie Holding AG (Chemicals)	19
361	Garmin Ltd. (Household Durables)	34
94	Geberit AG, Registered Shares (Building Products)	56
24	Givaudan SA, Registered Shares (Chemicals)	104
559	Julius Baer Group Ltd. (Capital Markets)	24
137	Kuehne & Nagel International AG, Registered Shares (Marine)	27
1,325	LafargeHolcim Ltd., Registered Shares (Construction Materials)(b)	60
444	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	34
190	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	117
7,609	Nestle SA, Registered Shares (Food Products)	907
5,615	Novartis AG, Registered Shares (Pharmaceuticals)	488
48	Partners Group Holding AG (Capital Markets)	44
5,105	Roche Holding AG (Pharmaceuticals)	1,750
102	Schindler Holding AG (Machinery)	27
50	Schindler Holding AG, Registered Shares (Machinery)	14

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
15	SGS SA, Registered Shares (Professional Services)(b)	$40
356	Sika AG, Registered Shares (Chemicals)(b)	87
139	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)(b)	35
26	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	26
86	Swiss Life Holding AG (Insurance)	33
190	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	17
750	Swiss Re AG (Insurance)	56
66	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	35
800	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	78
164	Temenos AG, Registered Shares (Software)	22
108	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	5
82	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	19
9,414	UBS Group AG (Capital Markets)	105
113	Vifor Pharma AG (Pharmaceuticals)	15
382	Zurich Financial Services AG (Insurance)	133
		4,997

	Taiwan — 0.58%
10,248	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	831

	United Arab Emirates — 0.00%
339	NMC Health PLC (Health Care Providers & Services)(a)(c)	—

	United Kingdom — 4.42%
2,438	3i Group PLC (Capital Markets)	31
496	Admiral Group PLC (Insurance)	17
4,133	Amcor PLC (Containers & Packaging)	46
3,061	Anglo American PLC (Metals & Mining)	74
961	Antofagasta PLC (Metals & Mining)	13
597	Aon PLC, Class - A (Insurance)	124
651	Aptiv PLC (Auto Components)	60
1,142	Ashtead Group PLC (Trading Companies & Distributors)	41
902	Associated British Foods PLC (Food Products)	22
3,373	AstraZeneca PLC (Pharmaceuticals)(b)	367
2,623	Auto Trader Group PLC (Interactive Media & Services)(b)	19
170	Aveva Group PLC (Software)	10
9,943	Aviva PLC (Insurance)	37
8,149	BAE Systems PLC (Aerospace & Defense)	51
43,922	Barclays PLC (Banks)	55
2,421	Barratt Developments PLC (Household Durables)	15
341	Berkeley Group Holdings PLC (Household Durables)	19
52,143	BP PLC (Oil, Gas & Consumable Fuels)	150
2,489	British Land Co. PLC (Equity Real Estate Investment Trusts)	11

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
21,316	BT Group PLC (Diversified Telecommunication Services)	$27
886	Bunzl PLC (Trading Companies & Distributors)	29
1,017	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	20
530	Coca-Cola European Partners PLC (Beverages)	21
4,480	Compass Group PLC (Hotels, Restaurants & Leisure)(b)	67
8,163	Croda International PLC (Chemicals)	657
5,979	Diageo PLC (Beverages)	205
3,851	Direct Line Insurance Group PLC (Insurance)	13
575	Ferguson PLC (Trading Companies & Distributors)	58
12,832	GlaxoSmithKline PLC (Pharmaceuticals)	241
950	Halma PLC (Electronic Equipment, Instruments & Components)	29
823	Hargreaves Lansdown PLC (Capital Markets)	17
496	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	17
52,229	HSBC Holdings PLC (Banks)	205
3,731	Informa PLC (Media)(a)	18
8,611	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	451
405	Intertek Group PLC (Professional Services)	33
4,827	J Sainsbury PLC (Food & Staples Retailing)	12
950	JD Sports Fashion PLC (Specialty Retail)(b)	10
547	Johnson Matthey PLC (Chemicals)	17
5,891	Kingfisher PLC (Specialty Retail)	22
1,659	Land Securities Group PLC (Equity Real Estate Investment Trusts)	11
15,153	Legal & General Group PLC (Insurance)	37
439	Liberty Global PLC, Class - A (Media)(a)	9
1,047	Liberty Global PLC, Class - C (Media)(a)	22
1,344	Linde PLC (Chemicals)	320
213,096	Lloyds Banking Group PLC (Banks)(a)	72
801	London Stock Exchange Group PLC (Capital Markets)(b)	92
6,041	M&G PLC (Diversified Financial Services)	12
11,643	Melrose Industries PLC (Electrical Equipment)	18
1,214	Mondi PLC (Paper & Forest Products)	26
8,865	National Grid PLC (Multi-Utilities)	102
12,230	Natwest Group PLC (Banks)(b)	17
350	Next PLC (Multiline Retail)	27
1,147	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	41
2,183	Pearson PLC (Media)	15
795	Persimmon PLC (Household Durables)	25
6,619	Prudential PLC (Insurance)	95
1,827	RecKitt Benckiser Group PLC (Household Products)	178
4,937	RELX PLC (Professional Services)	110
4,625	Rentokil Initial PLC (Commercial Services & Supplies)(a)	32
2,900	Rio Tinto PLC (Metals & Mining)	174
4,845	Rolls-Royce Holdings PLC (Aerospace & Defense)(b)	8
10,542	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	132

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
9,612	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	$117
2,942	RSA Insurance Group PLC (Insurance)	17
325	Schroders PLC (Capital Markets)	11
2,779	Segro PLC (Equity Real Estate Investment Trusts)	33
377	Sensata Technologies Holding PLC (Electrical Equipment)(a)	16
626	Severn Trent PLC (Water Utilities)	20
2,223	Smith & Nephew PLC (Health Care Equipment & Supplies)	44
939	Smiths Group PLC (Industrial Conglomerates)	17
184	Spirax-Sarco Engineering PLC (Machinery)	26
2,629	SSE PLC (Electric Utilities)	41
24,126	St. James Place PLC (Capital Markets)	289
6,902	Standard Chartered PLC (Banks)	32
5,849	Standard Life Aberdeen PLC (Diversified Financial Services)	17
7,703	Taylor Wimpey PLC (Household Durables)(b)	11
24,925	Tesco PLC (Food & Staples Retailing)	68
2,722	The Sage Group PLC (Software)	26
3,737	Unilever N.V. (Personal Products)	226
2,966	Unilever PLC (Personal Products)	183
1,702	United Utilities Group PLC (Water Utilities)	19
68,170	Vodafone Group PLC (Wireless Telecommunication Services)	90
574	Whitbread PLC (Hotels, Restaurants & Leisure)	16
6,672	William Morrison Supermarkets PLC (Food & Staples Retailing)	15
328	Willis Towers Watson PLC (Insurance)	68
		6,308

	United States — 59.35%
1,480	3M Co. (Industrial Conglomerates)	237
352	A.O. Smith Corp. (Building Products)	19
4,510	Abbott Laboratories (Health Care Equipment & Supplies)	491
4,502	AbbVie, Inc. (Biotechnology)	395
119	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	33
1,624	Accenture PLC, Class - A (IT Services)	367
1,982	Activision Blizzard, Inc. (Entertainment)	160
1,233	Adobe, Inc. (Software)(a)	605
182	Advance Auto Parts, Inc. (Specialty Retail)	28
2,950	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	242
1,766	Aflac, Inc. (Insurance)	64
789	Agilent Technologies, Inc. (Life Sciences Tools & Services)	80
569	Air Products & Chemicals, Inc. (Chemicals)	169
412	Akamai Technologies, Inc. (IT Services)(a)	46
255	Albemarle Corp. (Chemicals)	23
311	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	50
588	Alexion Pharmaceuticals, Inc. (Biotechnology)(a)	67
191	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	63
624	Alliant Energy Corp. (Electric Utilities)	32

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
918	Ally Financial, Inc. (Consumer Finance)	$23
1,457	Alphabet, Inc.- Class A, Class - A (Interactive Media & Services)(a)	2,136
774	Alphabet, Inc.- Class C, Class - C (Interactive Media & Services)(a)	1,137
1,457	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	4,588
20	AMERCO (Road & Rail)	7
628	Ameren Corp. (Multi-Utilities)	50
1,275	American Electric Power Co., Inc. (Electric Utilities)	104
1,759	American Express Co. (Consumer Finance)	176
184	American Financial Group, Inc. (Insurance)	12
2,219	American International Group, Inc. (Insurance)	61
1,139	American Tower Corp. (Equity Real Estate Investment Trusts)	276
7,182	American Water Works Co., Inc. (Water Utilities)	1,040
323	Ameriprise Financial, Inc. (Capital Markets)	50
394	AmerisourceBergen Corp. (Health Care Providers & Services)	38
1,509	Amgen, Inc. (Biotechnology)	385
756	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	82
940	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	110
3,608	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	26
215	ANSYS, Inc. (Software)(a)	70
646	Anthem, Inc. (Health Care Providers & Services)	174
44,332	Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,135
2,384	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	142
597	Aramark (Hotels, Restaurants & Leisure)	16
1,420	Archer-Daniels-Midland Co. (Food Products)	66
145	Arista Networks, Inc. (Communications Equipment)(a)	30
209	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	16
476	Arthur J. Gallagher & Co. (Insurance)	50
147	Assurant, Inc. (Insurance)	18
18,213	AT&T, Inc. (Diversified Telecommunication Services)	519
304	Atmos Energy Corp. (Gas Utilities)	29
567	Autodesk, Inc. (Software)(a)	131
194	Autoliv, Inc. (Auto Components)	14
1,114	Automatic Data Processing, Inc. (IT Services)	155
356	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	53
1,078	Avantor, Inc. (Life Sciences Tools & Services)(a)	24
211	Avery Dennison Corp. (Containers & Packaging)	27
493	Axalta Coating Systems Ltd. (Chemicals)(a)	11

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,637	Baker Hughes, Inc. (Energy Equipment & Services)	$22
826	Ball Corp. (Containers & Packaging)	68
19,977	Bank of America Corp. (Banks)	481
1,297	Baxter International, Inc. (Health Care Equipment & Supplies)	104
727	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	169
3,552	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	757
605	Best Buy Co., Inc. (Specialty Retail)	67
421	Biogen, Inc. (Biotechnology)(a)	119
458	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	35
378	Black Knight, Inc. (IT Services)(a)	33
388	BlackRock, Inc., Class - A (Capital Markets)	219
5,772	Bluebird Bio, Inc. (Biotechnology)(a)	311
105	Booking Holdings, Inc. (Internet & Direct Marketing Retail)(a)	180
354	Booz Allen Hamilton Holding Corp. (IT Services)	29
492	BorgWarner, Inc. (Auto Components)	19
394	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	32
3,668	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	140
5,795	Bristol-Myers Squibb Co. (Pharmaceuticals)	349
292	Broadridge Financial Solutions, Inc. (IT Services)	39
611	Brown & Brown, Inc. (Insurance)	28
787	Brown-Forman Corp., Class - B (Beverages)	59
169	Burlington Stores, Inc. (Specialty Retail)(a)	35
341	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	35
10	Cable One, Inc. (Media)	19
716	Cadence Design Systems, Inc. (Software)(a)	76
244	Camden Property Trust (Equity Real Estate Investment Trusts)	22
423	Campbell Soup Co. (Food Products)	20
746	Cardinal Health, Inc. (Health Care Providers & Services)	35
415	CarMax, Inc. (Specialty Retail)(a)	38
2,109	Carrier Global Corp. (Building Products)	64
402	Catalent, Inc. (Pharmaceuticals)(a)	34
1,388	Caterpillar, Inc. (Machinery)	207
283	CBOE Global Markets, Inc. (Capital Markets)	25
811	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	38
345	CDK Global, Inc. (Software)	15
388	CDW Corp. (Electronic Equipment, Instruments & Components)	46
305	Celanese Corp., Series A (Chemicals)	33
1,508	Centene Corp. (Health Care Providers & Services)(a)	88
1,266	CenterPoint Energy, Inc. (Multi-Utilities)	24
2,503	CenturyLink, Inc. (Diversified Telecommunication Services)	25
801	Cerner Corp. (Health Care Technology)	58
578	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	27

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
4,771	Chevron Corp. (Oil, Gas & Consumable Fuels)	$344
67	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	83
626	Church & Dwight Co., Inc. (Household Products)	59
961	Cigna Corp. (Health Care Providers & Services)	163
420	Cincinnati Financial Corp. (Insurance)	33
224	Cintas Corp. (Commercial Services & Supplies)	75
10,844	Cisco Systems, Inc. (Communications Equipment)	426
5,327	Citigroup, Inc. (Banks)	230
1,097	Citizens Financial Group, Inc. (Banks)	28
300	Citrix Systems, Inc. (Software)	41
922	CME Group, Inc. (Capital Markets)	154
724	CMS Energy Corp. (Multi-Utilities)	44
430	Cognex Corp. (Electronic Equipment, Instruments & Components)	28
1,397	Cognizant Technology Solutions Corp. (IT Services)	97
2,099	Colgate-Palmolive Co. (Household Products)	162
11,616	Comcast Corp., Class - A (Media)	536
343	Comerica, Inc. (Banks)	13
1,241	Conagra Brands, Inc. (Food Products)	44
2,770	ConocoPhillips (Oil, Gas & Consumable Fuels)	91
848	Consolidated Edison, Inc. (Multi-Utilities)	66
427	Constellation Brands, Inc., Class - A (Beverages)	81
534	Copart, Inc. (Commercial Services & Supplies)(a)	56
1,962	Corning, Inc. (Electronic Equipment, Instruments & Components)	64
1,909	Corteva, Inc. (Chemicals)	55
1,135	Costco Wholesale Corp. (Food & Staples Retailing)	403
172	Coupa Software, Inc. (Software)(a)	47
1,071	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	178
342	Crown Holdings, Inc. (Containers & Packaging)(a)	26
1,966	CSX Corp. (Road & Rail)	153
371	Cummins, Inc. (Machinery)	78
3,347	CVS Health Corp. (Health Care Providers & Services)	195
892	D.R. Horton, Inc. (Household Durables)	67
7,895	Danaher Corp. (Health Care Equipment & Supplies)	1,700
338	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	34
367	Datadog, Inc., Class - A (Software)(a)	37
229	DaVita, Inc. (Health Care Providers & Services)(a)	20
772	Deere & Co. (Machinery)	171
586	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals)(a)	40
418	Delta Air Lines, Inc. (Airlines)	13
561	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	25

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
236	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	$97
671	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	98
800	Discover Financial Services (Consumer Finance)	46
360	Discovery, Inc. (Media)(a)	8
872	Discovery, Inc., Class - C (Media)(a)	17
445	DocuSign, Inc. (Software)(a)	96
636	Dollar Tree, Inc. (Multiline Retail)(a)	58
2,119	Dominion Energy, Inc. (Multi-Utilities)	168
99	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	42
371	Dover Corp. (Machinery)	40
1,891	Dow, Inc. (Chemicals)	89
569	Dropbox, Inc., Class - A (Software)(a)	11
490	DTE Energy Co. (Multi-Utilities)	56
1,887	Duke Energy Corp. (Electric Utilities)	167
938	Duke Realty Corp. (Equity Real Estate Investment Trusts)	35
1,890	DuPont de Nemours, Inc. (Chemicals)	105
326	Dynatrace, Inc. (Software)(a)	13
569	E*Trade Financial Corp. (Capital Markets)	28
342	East West Bancorp, Inc. (Banks)	11
358	Eastman Chemical Co. (Chemicals)	28
1,826	eBay, Inc. (Internet & Direct Marketing Retail)	95
4,768	Ecolab, Inc. (Chemicals)	953
915	Edison International (Electric Utilities)	47
1,614	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	129
1,000	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	28
745	Electronic Arts, Inc. (Entertainment)(a)	97
2,201	Eli Lilly & Co. (Pharmaceuticals)	326
1,554	Emerson Electric Co. (Electrical Equipment)	102
508	Entergy Corp. (Electric Utilities)	50
12,383	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	444
139	EPAM Systems, Inc. (IT Services)(a)	45
309	Equifax, Inc. (Professional Services)	48
224	Equinix, Inc. (Equity Real Estate Investment Trusts)	170
1,051	Equitable Holdings, Inc. (Diversified Financial Services)	19
947	Equity Residential (Equity Real Estate Investment Trusts)	49
63	Erie Indemnity Co., Class - A (Insurance)	13
545	Essential Utilities, Inc. (Water Utilities)	22
169	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	34
581	Evergy, Inc. (Electric Utilities)	30
826	Eversource Energy (Electric Utilities)	69
2,480	Exelon Corp. (Electric Utilities)	89
351	Expedia Group, Inc. (Internet & Direct Marketing Retail)	32
434	Expeditors International of Washington, Inc. (Air Freight & Logistics)	39
10,821	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	371
153	F5 Networks, Inc. (Communications Equipment)(a)	19

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
6,140	Facebook, Inc., Class - A (Interactive Media & Services)(a)	$1,608
96	FactSet Research Systems, Inc. (Capital Markets)	32
75	Fair Isaac Corp. (Software)(a)	32
1,463	Fastenal Co. (Trading Companies & Distributors)	66
182	Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	13
632	FedEx Corp. (Air Freight & Logistics)	159
1,581	Fidelity National Information Services, Inc. (IT Services)	233
1,810	Fifth Third Bancorp (Banks)	39
8,486	First Republic Bank (Banks)	925
1,378	FirstEnergy Corp. (Electric Utilities)	40
1,458	Fiserv, Inc. (IT Services)(a)	150
348	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	12
331	FMC Corp. (Chemicals)	35
371	Fortinet, Inc. (Software)(a)	44
12,029	Fortive Corp. (Machinery)	917
336	Fortune Brands Home & Security, Inc. (Building Products)	29
748	Franklin Resources, Inc. (Capital Markets)	15
3,661	Freeport-McMoRan, Inc. (Metals & Mining)	57
226	Gartner, Inc. (IT Services)(a)	28
627	General Dynamics Corp. (Aerospace & Defense)	87
22,477	General Electric Co. (Industrial Conglomerates)	140
1,542	General Mills, Inc. (Food Products)	95
367	Genuine Parts Co. (Distributors)	35
3,209	Gilead Sciences, Inc. (Biotechnology)	203
766	Global Payments, Inc. (IT Services)	136
259	Globe Life, Inc. (Insurance)	21
436	GoDaddy, Inc., Class - A (IT Services)(a)	33
208	Guidewire Software, Inc. (Software)(a)	22
2,310	Halliburton Co. (Energy Equipment & Services)	28
328	Hasbro, Inc. (Leisure Products)	27
692	HCA Healthcare, Inc. (Health Care Providers & Services)	86
393	HD Supply Holdings, Inc. (Trading Companies & Distributors)(a)	16
1,263	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	34
100	HEICO Corp. (Aerospace & Defense)	10
183	HEICO Corp., Class - A (Aerospace & Defense)	16
370	Henry Schein, Inc. (Health Care Providers & Services)(a)	22
700	Hess Corp. (Oil, Gas & Consumable Fuels)	29
3,301	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	31
684	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	58
677	Hologic, Inc. (Health Care Equipment & Supplies)(a)	45
1,795	Honeywell International, Inc. (Industrial Conglomerates)	295
749	Hormel Foods Corp. (Food Products)	37

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,807	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	$19
979	Howmet Aerospace, Inc. (Aerospace & Defense)(a)	16
3,780	HP, Inc. (Technology Hardware, Storage & Peripherals)	72
341	Humana, Inc. (Health Care Providers & Services)	141
2,604	Huntington Bancshares, Inc. (Banks)	24
103	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	14
194	IDEX Corp. (Machinery)	35
219	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	86
816	Illinois Tool Works, Inc. (Machinery)	158
379	Illumina, Inc. (Life Sciences Tools & Services)(a)	117
3,223	Incyte Corp. (Biotechnology)(a)	289
891	Ingersoll-Rand, Inc. (Machinery)(a)	32
159	Ingredion, Inc. (Food Products)	12
158	Insulet Corp. (Health Care Equipment & Supplies)(a)	37
10,828	Intel Corp. (Semiconductors & Semiconductor Equipment)	561
1,402	Intercontinental Exchange, Inc. (Capital Markets)	140
2,278	International Business Machines Corp. (IT Services)	277
222	International Flavors & Fragrances, Inc. (Chemicals)	27
950	International Paper Co. (Containers & Packaging)	39
670	Intuit, Inc. (Software)	219
302	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	214
345	Ionis Pharmaceuticals, Inc. (Biotechnology)(a)	16
482	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	76
722	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	19
196	Jack Henry & Associates, Inc. (IT Services)	32
339	Jacobs Engineering Group, Inc. (Construction & Engineering)	31
136	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	19
214	JB Hunt Transport Services, Inc. (Road & Rail)	27
6,736	Johnson & Johnson (Pharmaceuticals)	1,004
1,968	Johnson Controls International PLC (Building Products)	80
150	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	14
7,792	JPMorgan Chase & Co. (Banks)	750
879	Juniper Networks, Inc. (Communications Equipment)	19
253	Kansas City Southern (Road & Rail)	46
653	Kellogg Co. (Food Products)	42
953	Keurig Dr Pepper, Inc. (Beverages)	26
2,513	KeyCorp (Banks)	30
478	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	47

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
884	Kimberly-Clark Corp. (Household Products)	$131
5,200	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	64
1,264	KKR & Co., Inc., Class - A (Capital Markets)	43
403	KLA Corp. (Semiconductors & Semiconductor Equipment)	78
358	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	15
554	L3Harris Technologies, Inc. (Aerospace & Defense)	94
248	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	47
375	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	124
369	Lamb Weston Holding, Inc. (Food Products)	24
882	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	41
343	Leidos Holdings, Inc. (IT Services)	31
714	Lennar Corp., Class - A (Household Durables)	58
87	Lennox International, Inc. (Building Products)	24
54	Liberty Broadband Corp., Class - A (Media)(a)	8
273	Liberty Broadband Corp., Class - C (Media)(a)	39
476	Lincoln National Corp. (Insurance)	15
382	Live Nation Entertainment, Inc. (Entertainment)(a)	21
744	LKQ Corp. (Distributors)(a)	21
645	Lockheed Martin Corp. (Aerospace & Defense)	248
676	Loews Corp. (Insurance)	23
1,932	Lowe's Companies, Inc. (Specialty Retail)	320
320	M&T Bank Corp. (Banks)	29
1,656	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	49
36	Markel Corp. (Insurance)(a)	35
1,387	MarketAxess Holdings, Inc. (Capital Markets)	669
709	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	66
1,302	Marsh & McLennan Companies, Inc. (Insurance)	150
159	Martin Marietta Materials, Inc. (Construction Materials)	37
718	Masco Corp. (Building Products)	40
2,289	MasterCard, Inc., Class - A (IT Services)	774
690	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	47
315	McCormick & Company, Inc. (Food Products)	61
1,908	McDonald's Corp. (Hotels, Restaurants & Leisure)	419
412	McKesson Corp. (Health Care Providers & Services)	61
114	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	123
6,449	Merck & Co., Inc. (Pharmaceuticals)	535
1,994	MetLife, Inc. (Insurance)	74

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
62	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	$60
1,181	MGM Resorts International (Hotels, Restaurants & Leisure)	26
610	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	63
2,856	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)(a)	134
24,855	Microsoft Corp. (Software)	5,228
291	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	34
144	Mohawk Industries, Inc. (Household Durables)(a)	14
165	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	30
479	Molson Coors Beverage Co., Class - B (Beverages)	16
3,666	Mondelez International, Inc., Class - A (Food Products)	212
124	MongoDB, Inc. (IT Services)(a)	29
439	Moody's Corp. (Capital Markets)	127
3,072	Morgan Stanley (Capital Markets)	149
437	Motorola Solutions, Inc. (Communications Equipment)	69
293	Nasdaq, Inc. (Capital Markets)	36
903	National Oilwell Varco, Inc. (Energy Equipment & Services)	8
576	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	25
966	Newell Brands, Inc. (Household Durables)	17
2,069	Newmont Corp. (Metals & Mining)	131
1,257	NextEra Energy, Inc. (Electric Utilities)	348
1,025	Nielsen Holdings PLC (Professional Services)	15
3,178	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	399
943	NiSource, Inc. (Multi-Utilities)	21
149	Nordson Corp. (Machinery)	29
660	Norfolk Southern Corp. (Road & Rail)	141
513	Northern Trust Corp. (Capital Markets)	40
412	Northrop Grumman Corp. (Aerospace & Defense)	130
1,470	Nortonlifelock, Inc. (Software)	31
773	Nucor Corp. (Metals & Mining)	35
2,901	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,569
9	NVR, Inc. (Household Durables)(a)	37
2,279	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	23
485	OGE Energy Corp. (Electric Utilities)	15
287	Okta, Inc. (IT Services)(a)	61
244	Old Dominion Freight Line, Inc. (Road & Rail)	44
405	Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	12
555	Omnicom Group, Inc. (Media)	27
984	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	21
1,042	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	27
5,305	Oracle Corp. (Software)	317
1,054	Otis Worldwide Corp. (Machinery)	66

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
312	Owens Corning (Building Products)	$21
882	PACCAR, Inc. (Machinery)	75
169	Packaging Corporation of America (Containers & Packaging)	18
328	Parker Hannifin Corp. (Machinery)	66
822	Paychex, Inc. (IT Services)	66
127	PAYCOM Software, Inc. (Software)(a)	40
2,849	PayPal Holdings, Inc. (IT Services)(a)	561
1,062	People's United Financial, Inc. (Banks)	11
3,554	PepsiCo, Inc. (Beverages)	493
280	PerkinElmer, Inc. (Life Sciences Tools & Services)	35
312	Perrigo Co. PLC (Pharmaceuticals)	14
3,003	PG&E Corp. (Electric Utilities)(a)	28
1,134	Phillips 66 (Oil, Gas & Consumable Fuels)	59
284	Pinnacle West Capital Corp. (Electric Utilities)	21
1,000	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	42
423	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	36
1,108	PNC Financial Services Group, Inc. (Banks)	122
603	PPG Industries, Inc. (Chemicals)	74
1,944	PPL Corp. (Electric Utilities)	53
700	Principal Financial Group, Inc. (Insurance)	28
1,898	Prologis, Inc. (Equity Real Estate Investment Trusts)	191
1,025	Prudential Financial, Inc. (Insurance)	65
276	PTC, Inc. (Software)(a)	23
1,290	Public Service Enterprise Group, Inc. (Multi-Utilities)	71
647	PulteGroup, Inc. (Household Durables)	30
293	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	38
344	Quest Diagnostics, Inc. (Health Care Providers & Services)	39
148	Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	10
314	Raymond James Financial, Inc. (Capital Markets)	23
3,897	Raytheon Technologies Corp. (Aerospace & Defense)	224
831	Realty Income Corp. (Equity Real Estate Investment Trusts)	50
421	Regency Centers Corp. (Equity Real Estate Investment Trusts)	16
258	Regeneron Pharmaceuticals, Inc. (Biotechnology)(a)	144
2,436	Regions Financial Corp. (Banks)	28
150	Reinsurance Group of America (Insurance)	14
367	ResMed, Inc. (Health Care Equipment & Supplies)	63
191	RingCentral, Inc., Class - A (Software)(a)	52
298	Robert Half International, Inc. (Professional Services)	16
295	Rockwell Automation, Inc. (Electrical Equipment)	65
268	Roper Industries, Inc. (Industrial Conglomerates)	106
923	Ross Stores, Inc. (Specialty Retail)	86
327	RPM International, Inc. (Chemicals)	27
617	S&P Global, Inc. (Capital Markets)	222
2,310	Salesforce.com, Inc. (Software)(a)	581

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
187	Sarepta Therapeutics, Inc. (Biotechnology)(a)	$26
290	SBA Communications Corp. (Equity Real Estate Investment Trusts)	92
3,531	Schlumberger Ltd. (Energy Equipment & Services)	55
603	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	30
436	Sealed Air Corp. (Containers & Packaging)	17
325	Seattle Genetics, Inc. (Biotechnology)(a)	64
743	Sempra Energy (Multi-Utilities)	88
485	ServiceNow, Inc. (Software)(a)	235
128	Signature Bank (Banks)	11
783	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	51
2,933	Sirius XM Holdings, Inc. (Media)	16
435	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	63
684	Slack Technologies, Inc., Class - A (Software)(a)	18
2,180	Snap, Inc., Class - A (Interactive Media & Services)(a)	57
132	Snap-on, Inc. (Machinery)	19
45	Snowflake, Inc., Class - A (IT Services)(a)	11
410	Southwest Airlines Co. (Airlines)	15
394	Splunk, Inc. (Software)(a)	74
915	Square, Inc., Class - A (IT Services)(a)	149
388	Stanley Black & Decker, Inc. (Machinery)	63
3,003	Starbucks Corp. (Hotels, Restaurants & Leisure)	258
928	State Street Corp. (Capital Markets)	55
554	Steel Dynamics, Inc. (Metals & Mining)	16
2,721	SVB Financial Group (Banks)(a)	654
1,361	Synchrony Financial (Consumer Finance)	36
383	Synopsys, Inc. (Software)(a)	82
1,236	Sysco Corp. (Food & Staples Retailing)	77
596	T. Rowe Price Group, Inc. (Capital Markets)	76
289	Take-Two Interactive Software, Inc. (Entertainment)(a)	48
1,280	Target Corp. (Multiline Retail)	202
689	TD Ameritrade Holding Corp. (Capital Markets)	27
184	Teladoc Health, Inc. (Health Care Technology)(a)	40
93	Teledyne Technologies, Inc. (Aerospace & Defense)(a)	29
118	Teleflex, Inc. (Health Care Equipment & Supplies)	40
423	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	34
1,895	Tesla, Inc. (Automobiles)(a)	813
2,352	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	336
551	Textron, Inc. (Aerospace & Defense)	20
1,676	The AES Corp. (Independent Power and Renewable Electricity Producers)	30
826	The Allstate Corp. (Insurance)	78
2,054	The Bank of New York Mellon Corp. (Capital Markets)	71
12,289	The Blackstone Group, Inc., Class - A (Capital Markets)	642
1,376	The Boeing Co. (Aerospace & Defense)	228
303	The Carlyle Group, Inc. (Capital Markets)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,979	The Charles Schwab Corp. (Capital Markets)	$108
320	The Clorox Co. (Household Products)	67
10,460	The Coca-Cola Co. (Beverages)	517
126	The Cooper Companies, Inc. (Health Care Equipment & Supplies)	42
4,205	The Estee Lauder Companies, Inc. (Personal Products)	918
836	The Goldman Sachs Group, Inc. (Capital Markets)	168
919	The Hartford Financial Services Group, Inc. (Insurance)	34
378	The Hershey Co. (Food Products)	54
2,751	The Home Depot, Inc. (Specialty Retail)	764
935	The Interpublic Group of Companies, Inc. (Media)	16
291	The J.M. Smucker Co. (Food Products)	34
1,713	The Kraft Heinz Co. (Food Products)	51
2,045	The Kroger Co. (Food & Staples Retailing)	69
1,054	The Mosaic Co. (Chemicals)	19
6,320	The Procter & Gamble Co. (Household Products)	878
1,508	The Progressive Corp. (Insurance)	143
210	The Sherwin-Williams Co. (Chemicals)	146
2,701	The Southern Co. (Electric Utilities)	146
19,756	The TJX Companies, Inc. (Specialty Retail)	1,100
658	The Travelers Companies, Inc. (Insurance)	71
4,616	The Walt Disney Co. (Entertainment)	573
1,057	The Western Union Co. (IT Services)	23
3,092	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	61
1,010	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	446
275	Tiffany & Co. (Specialty Retail)	32
7,176	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	821
299	Tractor Supply Co. (Specialty Retail)	43
611	Trane Technologies PLC (Building Products)	74
129	TransDigm Group, Inc. (Aerospace & Defense)	61
480	TransUnion (Professional Services)	40
628	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	31
3,461	Truist Financial Corp. (Banks)	132
302	Twilio, Inc., Class - A (IT Services)(a)	75
1,981	Twitter, Inc. (Interactive Media & Services)(a)	88
99	Tyler Technologies, Inc. (Software)(a)	35
753	Tyson Foods, Inc., Class - A (Food Products)	45
3,534	U.S. Bancorp (Banks)	127
2,533	Uber Technologies, Inc. (Road & Rail)(a)	92
748	UDR, Inc. (Equity Real Estate Investment Trusts)	24
502	UGI Corp. (Gas Utilities)	17
143	Ulta Beauty, Inc. (Specialty Retail)(a)	32
1,737	Union Pacific Corp. (Road & Rail)	342
1,803	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	301
189	United Rentals, Inc. (Trading Companies & Distributors)(a)	33

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
5,724	UnitedHealth Group, Inc. (Health Care Providers & Services)	$1,785
866	V.F. Corp. (Textiles, Apparel & Luxury Goods)	61
98	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	21
1,048	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	45
230	Varian Medical Systems, Inc. (Health Care Equipment & Supplies)(a)	40
951	Ventas, Inc. (Equity Real Estate Investment Trusts)	40
270	VeriSign, Inc. (IT Services)(a)	55
10,575	Verizon Communications, Inc. (Diversified Telecommunication Services)	630
397	Versik Analytics, Inc., Class - A (Professional Services)	74
662	Vertex Pharmaceuticals, Inc. (Biotechnology)(a)	180
1,458	ViacomCBS, Inc., Class - B (Media)	41
1,161	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	27
4,314	Visa, Inc., Class - A (IT Services)	862
210	VMware, Inc., Class - A (Software)(a)	30
431	Vornado Realty Trust (Equity Real Estate Investment Trusts)	15
323	Voya Financial, Inc. (Diversified Financial Services)	15
338	Vulcan Materials Co. (Construction Materials)	46
117	W.W. Grainger, Inc. (Trading Companies & Distributors)	42
1,935	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	70
3,628	Walmart, Inc. (Food & Staples Retailing)	507
1,096	Waste Management, Inc. (Commercial Services & Supplies)	124
164	Waters Corp. (Life Sciences Tools & Services)(a)	32
161	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	47
805	WEC Energy Group, Inc. (Multi-Utilities)	78
1,035	Welltower, Inc. (Equity Real Estate Investment Trusts)	57
189	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	52
834	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	30
459	Westinghouse Air Brake Technologies Corp. (Machinery)	28
649	WestRock Co. (Containers & Packaging)	23
1,901	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	54
151	Whirlpool Corp. (Household Durables)	28
2,023	Workday, Inc., Class - A (Software)(a)	435
439	WP Carey, Inc. (Equity Real Estate Investment Trusts)	29
1,338	Xcel Energy, Inc. (Electric Utilities)	92
641	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	67
459	Xylem, Inc. (Machinery)	39
772	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	70

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
138	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	$35
405	Zions Bancorp NA (Banks)	12
1,227	Zoetis, Inc. (Pharmaceuticals)	203
412	Zoom Video Communications, Inc., Class - A (Software)(a)	194
128	Zscaler, Inc. (Software)(a)	18
		84,596

	Total Common Stocks	133,824

	Preferred Stocks — 0.07%
	Germany — 0.07%
121	Bayerische Motoren Werke Aktiengesellschaft - Preferred (Automobiles)	7
148	FUCHS PETROLUB SE - Preferred (Chemicals)	8
452	Henkel AG & Co. KGAA - Preferred (Household Products)	47
89	Sartorius AG - Preferred (Health Care Equipment & Supplies)	36

	Total Preferred Stocks	98

	Investment Company — 4.84%
6,902,855	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	6,903

	Total Investment Company	6,903

	Total Investments (cost $123,430) — 98.78%	140,825
	Other assets in excess of liabilities — 1.22%	1,741

	Net Assets - 100.00%	$142,566

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2020.
(d)	The rate disclosed is the rate in effect on September 30, 2020.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	75.67%	-	18.20%	93.87%
Preferred Stocks	0.07%	-	-	0.07%
Investment Company	0.02%	4.82%	-	4.84%
Other Assets (Liabilities)	0.16%	0.95%	0.11%	1.22%
Total Net Assets	75.92%	5.77%	18.31%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	28	12/18/20	$4,693	$30
MSCI EAFE Index Future	31	12/18/20	2,872	(67)
			$7,565	$(37)

	Total Unrealized Appreciation			$30
	Total Unrealized Depreciation			(67)
	Total Net Unrealized Appreciation/(Depreciation)			$(37)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.50%
	Australia — 2.07%
287	Afterpay Ltd. (IT Services)(a)	$17
929	AGL Energy Ltd. (Multi-Utilities)	9
5,481	AMP Ltd. (Diversified Financial Services)	5
369	Ampol Ltd. (Oil, Gas & Consumable Fuels)	6
1,609	APA Group (Gas Utilities)	12
792	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	17
276	ASX Ltd. (Capital Markets)	16
2,899	Aurizon Holdings Ltd. (Road & Rail)	9
3,200	AusNet Services (Electric Utilities)	4
3,902	Australia & New Zealand Banking Group Ltd. (Banks)	49
4,140	BHP Billiton Ltd. (Metals & Mining)	106
2,914	BHP Group Ltd. (Metals & Mining)	62
791	BlueScope Steel Ltd. (Metals & Mining)	7
2,152	Brambles Ltd. (Commercial Services & Supplies)	16
123	CIMIC Group Ltd. (Construction & Engineering)(a)	2
670	Coca-Cola Amatil Ltd. (Beverages)	5
95	Cochlear Ltd. (Health Care Equipment & Supplies)	14
1,851	Coles Group Ltd. (Food & Staples Retailing)	23
2,487	Commonwealth Bank of Australia (Banks)	113
718	Computershare Ltd. (IT Services)	6
649	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	4
1,423	Dexus (Equity Real Estate Investment Trusts)	9
2,101	Evolution Mining Ltd. (Metals & Mining)	9
2,352	Fortescue Metals Group Ltd. (Metals & Mining)	28
2,291	Goodman Group (Equity Real Estate Investment Trusts)	30
3,042	Insurance Australia Group Ltd. (Insurance)	10
846	LendLease Group (Real Estate Management & Development)(b)	7
462	Macquarie Group Ltd. (Capital Markets)	40
192	Magellan Financial Group Ltd. (Capital Markets)	8
3,915	Medibank Private Ltd. (Insurance)	7
5,085	Mirvac Group (Equity Real Estate Investment Trusts)	8
4,402	National Australia Bank Ltd. (Banks)	57
1,126	Newcrest Mining Ltd. (Metals & Mining)	26
960	Northern Star Resources Ltd. (Metals & Mining)	10
559	Orica Ltd. (Chemicals)	6
2,294	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	7
942	Qantas Airways Ltd. (Airlines)	3
2,080	QBE Insurance Group Ltd. (Insurance)	13
81	REA Group Ltd. (Interactive Media & Services)	6
519	Rio Tinto Ltd. (Metals & Mining)	35
2,509	Santos Ltd. (Oil, Gas & Consumable Fuels)	9
7,504	Scentre Group (Equity Real Estate Investment Trusts)	12
492	SEEK Ltd. (Professional Services)	8
615	Sonic Healthcare Ltd. (Health Care Providers & Services)	15

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
6,272	South32 Ltd. (Metals & Mining)	$9
3,417	Stockland (Equity Real Estate Investment Trusts)	9
1,809	Suncorp Group Ltd. (Insurance)	11
1,620	Sydney Airport (Transportation Infrastructure)	7
2,868	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	7
6,212	Telstra Corp. Ltd. (Diversified Telecommunication Services)	13
2,746	The GPT Group (Equity Real Estate Investment Trusts)	8
467	TPG Telecom Ltd. (Diversified Telecommunication Services)(a)	2
3,747	Transurban Group (Transportation Infrastructure)	38
1,020	Treasury Wine Estates Ltd. (Beverages)	6
4,776	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	5
150	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	3
1,561	Wesfarmers Ltd. (Food & Staples Retailing)	50
4,979	Westpac Banking Corp. (Banks)	61
185	WiseTech Global Ltd. (Software)	3
1,310	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	17
1,735	Woolworths Group Ltd. (Food & Staples Retailing)	45
		1,159

	Austria — 0.06%
125	ANDRITZ AG (Machinery)	4
425	Erste Group Bank AG (Banks)(a)	9
219	OMV AG (Oil, Gas & Consumable Fuels)(a)	6
254	Raiffeisen Bank International AG (Banks)(a)(b)	4
106	Verbund AG (Electric Utilities)	6
128	Voestalpine AG (Metals & Mining)	3
		32

	Belgium — 0.28%
258	Ageas SA (Insurance)	11
1,050	Anheuser-Busch InBev N.V. (Beverages)	57
73	Colruyt SA (Food & Staples Retailing)	5
40	Elia Group SA/NV (Electric Utilities)(b)	4
151	Groupe Bruxelles Lambert SA (Diversified Financial Services)	14
347	KBC Group N.V. (Banks)	17
225	Proximus SADP (Diversified Telecommunication Services)	4
20	Sofina SA (Diversified Financial Services)	5
105	Solvay SA, Class - A (Chemicals)	9
59	Telenet Group Holding N.V. (Media)	2
171	UCB SA (Pharmaceuticals)	19
289	Umicore SA (Chemicals)(b)	12
		159

	Bermuda — 0.25%
594	Arch Capital Group Ltd. (Insurance)(a)	18
177	Athene Holding Ltd., Class - A (Insurance)(a)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Bermuda (continued)
207	Bunge Ltd. (Food Products)	$9
56	Everest Re Group Ltd. (Insurance)	11
533	IHS Markit Ltd. (Professional Services)	42
563	Invesco Ltd. (Capital Markets)	6
941	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	37
74	RenaissanceRe Holdings Ltd. (Insurance)	13
		142

	Canada — 3.60%
300	Agnico Eagle Mines Ltd. (Metals & Mining)	24
200	Air Canada (Airlines)(a)(b)	2
807	Algonquin Power & Utilities Corp. (Multi-Utilities)^	11
1,200	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	42
400	AltaGas Ltd. (Gas Utilities)	5
100	Atco Ltd. (Multi-Utilities)	3
1,300	B2gold Corp. (Metals & Mining)	8
919	Bank of Montreal (Banks)	54
2,500	Barrick Gold Corp. (Metals & Mining)	70
200	BCE, Inc. (Diversified Telecommunication Services)	8
700	Blackberry Ltd. (Software)(a)	3
1,850	Brookfield Asset Management, Inc. (Capital Markets)	62
600	Cameco Corp. (Oil, Gas & Consumable Fuels)	6
100	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	3
600	Canadian Imperial Bank of Commerce (Banks)	45
1,029	Canadian National Railway Co. (Road & Rail)	109
1,600	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	26
200	Canadian Pacific Railway Ltd. (Road & Rail)	61
100	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	10
200	Canadian Utilities Ltd., Class - A (Multi-Utilities)	5
300	Canopy Growth Corp. (Pharmaceuticals)^(a)(b)	4
200	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	8
1,500	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	6
300	CGI, Inc. (IT Services)(a)	20
300	CI Financial Corp. (Capital Markets)	4
26	Constellation Software, Inc. (Software)	29
300	Cronos Group, Inc. (Pharmaceuticals)^(a)	2
400	Dollarama, Inc. (Multiline Retail)	15
400	Emera, Inc. (Electric Utilities)	16
300	Empire Co. Ltd. (Food & Staples Retailing)	9
2,895	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	84
36	Fairfax Financial Holdings Ltd. (Insurance)	11
200	First Capital Real Estate Investment Trust (Real Estate Management & Development)	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
900	First Quantum Minerals Ltd. (Metals & Mining)	$8
650	Fortis, Inc. (Electric Utilities)	27
239	Franco-Nevada Corp. (Metals & Mining)	33
300	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	6
400	Great-West Lifeco, Inc. (Insurance)	8
500	Hydro One Ltd. (Electric Utilities)(b)	11
138	iA Financial Corp., Inc. (Insurance)	5
100	IGM Financial, Inc. (Capital Markets)	2
349	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	4
200	Intact Financial Corp. (Insurance)(b)	21
600	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	6
300	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	5
1,700	Kinross Gold Corp. (Metals & Mining)(a)	15
400	Kirkland Lake Gold Ltd. (Metals & Mining)	20
237	Loblaw Companies Ltd. (Food & Staples Retailing)	12
174	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	57
1,000	Lundin Mining Corp. (Metals & Mining)(b)	6
400	Magna International, Inc. (Auto Components)	18
2,700	Manulife Financial Corp. (Insurance)	37
400	Metro, Inc. (Food & Staples Retailing)	19
430	National Bank of Canada (Banks)	21
800	Nutrien Ltd. (Chemicals)	31
100	Onex Corp. (Diversified Financial Services)	4
345	Open Text Corp. (Software)(b)	15
300	Pan American Silver Corp. (Metals & Mining)	10
200	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	5
752	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	16
820	Power Corp. of Canada (Insurance)	16
300	Quebecor, Inc. (Media)	8
400	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	23
200	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	2
200	Ritchie Bros Auctioneers, Inc. (Commercial Services & Supplies)	12
500	Rogers Communications, Inc. (Wireless Telecommunication Services)	20
2,041	Royal Bank of Canada (Banks)	144
400	Saputo, Inc. (Food Products)(b)	10
700	Shaw Communications, Inc., Class - B (Media)	12
126	Shopify, Inc. (IT Services)(a)	129
100	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2
300	SSR Mining, Inc. (Metals & Mining)(a)	6
800	Sun Life Financial, Inc. (Insurance)	33
2,100	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	26
1,300	TC Energy Corp. (Oil, Gas & Consumable Fuels)	54

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
700	Teck Resources Ltd., Class - B (Metals & Mining)	$10
600	TELUS Corp. (Diversified Telecommunication Services)	11
1,672	The Bank of Nova Scotia (Banks)	69
2,548	The Toronto-Dominion Bank (Banks)	119
200	Thomson Reuters Corp. (Professional Services)	16
100	TMX Group Ltd. (Capital Markets)	10
400	Waste Connections, Inc. (Commercial Services & Supplies)	41
100	Weston (George) Ltd. (Food & Staples Retailing)	7
600	Wheaton Precious Metals Corp. (Metals & Mining)	29
134	WSP Global, Inc. (Construction & Engineering)(b)	9
1,200	Yamana Gold, Inc. (Metals & Mining)	7
		2,014

	China — 0.03%
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	12
1,000	Microport Scientific Corp. (Health Care Equipment & Supplies)	4
		16

	Denmark — 0.50%
4	A.P. Moller - Maersk A/S, Class - A (Marine)	6
9	A.P. Moller - Maersk A/S, Class - B (Marine)	14
212	Ambu A/S, Class - B (Health Care Equipment & Supplies)	6
148	Carlsberg A/S, Class - B (Beverages)	20
142	Christian Hansen Holding A/S (Chemicals)(b)	16
166	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	26
950	Danske Bank A/S (Banks)	13
126	Demant A/S (Health Care Equipment & Supplies)(a)	4
293	DSV PANALPINA A/S (Road & Rail)	48
167	GN Store Nord A/S (Health Care Equipment & Supplies)	13
295	Novozymes A/S, B Shares (Chemicals)	18
264	Orsted A/S (Electric Utilities)(b)	36
146	Pandora A/S (Textiles, Apparel & Luxury Goods)	11
168	Tryg A/S (Insurance)	5
280	Vestas Wind Systems A/S (Electrical Equipment)	45
		281

	Finland — 0.41%
194	Elisa Oyj (Diversified Telecommunication Services)	11
638	Fortum Oyj (Electric Utilities)	13
475	Kone Oyj, Class - B (Machinery)	42
589	Neste Oyj (Oil, Gas & Consumable Fuels)	31
7,753	Nokia Oyj (Communications Equipment)(a)	30
4,437	Nordea Bank Abp (Banks)(a)	34
652	Sampo Oyj, Class - A (Insurance)	26

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
785	Stora Enso Oyj, R Shares (Paper & Forest Products)	$12
742	UPM-Kymmene Oyj (Paper & Forest Products)	23
631	Wartsila Oyj Abp (Machinery)	5
		227

	France — 3.02%
261	Accor SA (Hotels, Restaurants & Leisure)(b)	7
43	Aeroports de Paris (Transportation Infrastructure)	4
666	Air Liquide SA (Chemicals)	106
282	Alstom SA (Machinery)(a)(b)	14
93	Amundi SA (Capital Markets)(b)	7
98	Arkema SA (Chemicals)	10
141	Atos SE (IT Services)	11
2,663	AXA SA (Insurance)	50
1,552	BNP Paribas SA (Banks)	56
1,315	Bollore SA (Air Freight & Logistics)	5
303	Bouygues SA (Construction & Engineering)	10
384	Bureau Veritas SA (Professional Services)(b)	9
220	Capgemini SE (IT Services)	29
896	Carrefour SA (Food & Staples Retailing)	14
255	CNP Assurances (Insurance)	3
722	Compagnie de Saint-Gobain (Building Products)	30
238	Compagnie Generale des Etablissements Michelin (Auto Components)	26
72	Covivio (Equity Real Estate Investment Trusts)	5
1,649	Credit Agricole SA (Banks)	14
851	Danone SA (Food Products)	55
184	Dassault Systemes SE (Software)	34
333	Edenred (Commercial Services & Supplies)	15
115	Eiffage SA (Construction & Engineering)(b)	9
954	Electricite de France SA (Electric Utilities)	10
2,550	Engie SA (Multi-Utilities)	34
392	EssilorLuxottica SA (Health Care Equipment & Supplies)	53
50	Eurazeo SE (Diversified Financial Services)(a)	3
118	Faurecia SE (Auto Components)	5
65	Gecina SA (Equity Real Estate Investment Trusts)(b)	8
625	Getlink SE (Transportation Infrastructure)	9
45	Hermes International (Textiles, Apparel & Luxury Goods)	39
52	ICADE (Equity Real Estate Investment Trusts)	3
18	Iliad SA (Diversified Telecommunication Services)(b)	3
88	Ingenico Group SA (Electronic Equipment, Instruments & Components)	14
56	Ipsen SA (Pharmaceuticals)	6
152	JCDecaux SA (Media)(b)	3
106	Kering SA (Textiles, Apparel & Luxury Goods)	71
291	Klepierre SA (Equity Real Estate Investment Trusts)	4
111	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
372	Legrand SA (Electrical Equipment)	$30
351	L'Oreal SA (Personal Products)	114
390	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	183
1,408	Natixism SA (Capital Markets)	3
2,727	Orange SA (Diversified Telecommunication Services)(b)	29
67	Orpea (Health Care Providers & Services)(a)(b)	8
292	Pernod Ricard SA (Beverages)	47
849	Peugeot SA (Automobiles)(a)	15
311	Publicis Groupe SA (Media)^	10
29	Remy Cointreau SA (Beverages)	5
272	Renault SA (Automobiles)(a)(b)	7
778	Schneider Electric SE (Electrical Equipment)(b)	96
232	SCOR SE (Insurance)(a)	6
37	SEB SA (Household Durables)	6
1,182	Societe Generale SA (Banks)	16
125	Sodexo SA (Hotels, Restaurants & Leisure)	9
504	Suez SA (Multi-Utilities)	9
80	Teleperformance (Professional Services)	24
3,472	TOTAL SA (Oil, Gas & Consumable Fuels)	119
139	UbiSoft Entertainment SA (Entertainment)(a)	13
212	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	8
341	Valeo SA (Auto Components)	10
769	Veolia Environnement SA (Multi-Utilities)	17
726	Vinci SA (Construction & Engineering)	62
1,179	Vivendi SA (Entertainment)	32
37	Wendel SE (Diversified Financial Services)	3
189	Worldline SA (IT Services)(a)(b)	15
		1,688

	Germany — 2.80%
268	adidas AG (Textiles, Apparel & Luxury Goods)	87
586	Allianz SE (Insurance)	112
1,663	Aroundtown SA (Real Estate Management & Development)(b)	8
1,293	BASF SE (Chemicals)	80
462	Bayerische Motoren Werke AG (Automobiles)	34
220	Brenntag AG (Trading Companies & Distributors)	14
61	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	8
1,423	Commerzbank AG (Banks)	7
157	Continental AG (Auto Components)	17
247	Covestro AG (Chemicals)(b)	12
1,206	Daimler AG (Automobiles)	65
180	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	21
2,733	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	23
261	Deutsche Boerse AG (Capital Markets)	46
354	Deutsche Lufthansa AG, Registered Shares (Airlines)^(a)	3
1,364	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	62
4,692	Deutsche Telekom AG (Diversified Telecommunication Services)	78

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
464	Deutsche Wohnen SE (Real Estate Management & Development)	$23
3,141	E.ON SE (Multi-Utilities)	35
326	Evonik Industries AG (Chemicals)	8
65	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)^	3
297	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	25
234	GEA Group AG (Machinery)	8
83	Hannover Rueckversicherung SE (Insurance)	13
211	HeidelbergCement AG (Construction Materials)	13
149	Henkel AG & Co. KGAA (Household Products)	14
39	HOCHTIEF AG (Construction & Engineering)(b)	3
1,719	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	48
102	KION Group AG (Machinery)(b)	9
106	Knorr-Bremse AG (Machinery)	12
128	Lanxess AG (Chemicals)	7
92	LEG Immobilien AG (Real Estate Management & Development)	13
227	METRO AG (Food & Staples Retailing)	2
74	MTU Aero Engines AG (Aerospace & Defense)	12
195	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	50
75	Nemetschek SE (Software)	5
122	Puma SE (Textiles, Apparel & Luxury Goods)(a)	11
885	RWE AG (Multi-Utilities)	33
1,465	SAP SE (Software)	229
159	Scout24 AG (Interactive Media & Services)(b)	14
1,074	Siemens AG, Registered Shares (Industrial Conglomerates)	136
537	Siemens Energy AG (Electric Utilities)(a)	14
386	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	17
183	Symrise AG (Chemicals)(b)	25
168	TeamViewer AG (Software)(a)(b)	8
1,611	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	4
596	thyssenkrupp AG (Metals & Mining)(a)	3
294	Uniper SE (Independent Power and Renewable Electricity Producers)	9
134	United Internet AG (Diversified Telecommunication Services)(b)	5
47	Volkswagen AG (Automobiles)(a)	8
718	Vonovia SE (Real Estate Management & Development)	50
208	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	19
		1,565

	Hong Kong — 1.05%
16,892	AIA Group Ltd. (Insurance)	169

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)(b)	$5
5,000	BOC Hong Kong Holdings Ltd. (Banks)	13
2,400	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	7
3,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	17
1,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	5
2,500	CLP Holdings Ltd. (Electric Utilities)	23
600	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	2
3,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	20
3,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	8
1,100	Hang Seng Bank Ltd. (Banks)	16
2,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	7
3,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	4
5,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	7
14,700	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	21
1,723	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	81
1,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	6
300	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	6
1,000	Kerry Properties Ltd. (Real Estate Management & Development)	3
305	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	5
2,000	MTR Corp. Ltd. (Road & Rail)	10
2,250	New World Development Co. Ltd. (Real Estate Management & Development)	11
756	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	—
7,000	PCCW Ltd. (Diversified Telecommunication Services)(b)	4
1,779	Power Assets Holdings Ltd. (Electric Utilities)	9
3,600	Sands China Ltd. (Hotels, Restaurants & Leisure)	14
4,000	Sino Land Co. Ltd. (Real Estate Management & Development)	5
3,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	4
2,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	26
639	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	3
1,800	Swire Properties Ltd. (Real Estate Management & Development)	5
1,757	Techtronic Industries Co. Ltd. (Household Durables)	23
2,011	The Bank of East Asia Ltd. (Banks)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
2,973	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	$24
13,500	WH Group Ltd. (Food Products)(b)	11
2,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	8
2,000	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	3
		589

	Ireland (Republic of) — 0.90%
126	Allegion PLC (Building Products)	12
1,106	CRH PLC (Construction Materials)(b)	40
134	DCC PLC (Industrial Conglomerates)(b)	10
564	Eaton Corp. PLC (Electrical Equipment)	58
1,248	Experian PLC (Professional Services)	47
214	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	34
649	James Hardie Industries PLC (Construction Materials)	16
221	Kerry Group PLC, Class - A (Food Products)	28
211	Kingspan Group PLC (Building Products)(a)	20
1,881	Medtronic PLC (Health Care Equipment & Supplies)	195
239	Pentair PLC (Machinery)	11
324	Smurfit Kappa Group PLC (Containers & Packaging)	13
121	STERIS PLC (Health Care Equipment & Supplies)	21
		505

	Isle of Man — 0.02%
863	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	11

	Israel — 0.17%
73	Azrieli Group Ltd. (Real Estate Management & Development)	3
1,441	Bank Hapoalim BM (Banks)	8
2,113	Bank Leumi Le (Banks)	9
160	Check Point Software Technologies Ltd. (Software)(a)	19
55	CyberArk Software Ltd. (Software)(a)	6
1,212	ICL Group Ltd. (Chemicals)(b)	4
1,718	Israel Discount Bank Ltd., Class - A (Banks)	5
235	Mizrahi Tefahot Bank Ltd. (Banks)	4
91	Nice Ltd. (Software)(a)	21
72	Wix.com Ltd. (IT Services)(a)	18
		97

	Italy — 0.72%
1,528	Assicurazioni Generali SpA (Insurance)	21
711	Atlantia SpA (Transportation Infrastructure)(a)	11
853	Davide Campari-Milano N.V. (Beverages)	9
33	Diasorin SpA (Health Care Equipment & Supplies)	7
11,436	Enel SpA (Electric Utilities)(b)	99
3,480	Eni SpA (Oil, Gas & Consumable Fuels)	27
177	Ferrari N.V. (Automobiles)	33
1,477	Fiat Chrysler Automobiles N.V. (Automobiles)	18
889	FinecoBank Banca Fineco SpA (Banks)	12

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
312	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	$3
22,859	Intesa Sanpaolo SpA (Banks)(a)(b)	43
883	Mediobanca Banca di Credito Finanziario SpA (Banks)	7
285	Moncler SpA (Textiles, Apparel & Luxury Goods)	12
489	Nexi SpA (IT Services)(a)(b)	10
503	Pirelli & C SpA (Auto Components)(a)(b)	2
767	Poste Italiane SpA (Insurance)(b)	7
356	Prusmian SpA (Electrical Equipment)	10
155	Recordati SpA (Pharmaceuticals)	8
2,945	Snam SpA (Oil, Gas & Consumable Fuels)	15
13,448	Telecom Italia SpA (Diversified Telecommunication Services)	6
7,590	Telecom Italia SpA (Diversified Telecommunication Services)	3
1,934	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	14
2,977	Unicredit SpA (Banks)	25
		402

	Japan — 7.99%
42	ABC-Mart, Inc. (Specialty Retail)	2
500	Acom Co. Ltd. (Consumer Finance)	2
300	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	15
900	Aeon Mall Co. Ltd. (Food & Staples Retailing)	24
100	AEON Mall Co. Ltd. (Real Estate Management & Development)	1
300	AGC, Inc. (Building Products)	9
300	Air Water, Inc. (Chemicals)	4
200	Aisin Seiki Co. Ltd. (Auto Components)	6
700	Ajinomoto Co., Inc. (Food Products)	15
300	Alfresa Holdings Corp. (Health Care Providers & Services)	6
500	Amada Co. Ltd. (Machinery)	5
200	ANA Holdings, Inc. (Airlines)	4
200	Aozora Bank Ltd. (Banks)	3
600	Asahi Group Holdings Ltd. (Beverages)(b)	21
300	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	9
300	Bandai Namco Holdings, Inc. (Leisure Products)	22
100	Benesse Holdings, Inc. (Diversified Consumer Services)	3
733	Bridgestone Corp. (Auto Components)	23
300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	5
100	Calbee, Inc. (Food Products)	3
1,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	23
300	Casio Computer Co. Ltd. (Household Durables)	5
200	Central Japan Railway Co. (Road & Rail)	28
900	Chubu Electric Power Co. Inc. (Electric Utilities)	10
200	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	3
1,200	Concordia Financial Group Ltd. (Banks)	4
100	CyberAgent, Inc. (Media)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
400	Daicel Corp. (Chemicals)	$3
130	Daifuku Co. Ltd. (Machinery)	13
1,486	Dai-ichi Life Holdings, Inc. (Insurance)	21
320	Daikin Industries Ltd. (Building Products)	59
100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	9
800	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	21
3	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	8
2,200	Daiwa Securities Group, Inc. (Capital Markets)	9
656	Denso Corp. (Auto Components)	29
300	Dentsu Group, Inc. (Media)	9
35	Disco Corp. (Semiconductors & Semiconductor Equipment)	9
400	East Japan Railway Co. (Road & Rail)	24
200	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	3
4,500	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	16
300	FamilyMart Co. Ltd. (Food & Staples Retailing)	7
249	FANUC Corp. (Machinery)	48
100	Fast Retailing Co. Ltd. (Specialty Retail)	63
200	Fuji Electric Co. Ltd. (Electrical Equipment)	6
500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	24
252	Fujitsu Ltd. (IT Services)(b)	33
200	Fukuoka Financial Group, Inc. (Banks)	3
5	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	8
100	GMO Payment Gateway, Inc. (IT Services)	11
300	Hakuhodo DY Holdings, Inc. (Media)	4
200	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	10
300	Hankyu Hanshin Holdings, Inc. (Road & Rail)	10
27	Hikari Tsushin, Inc. (Specialty Retail)	6
400	Hino Motors Ltd. (Machinery)	3
42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	5
100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	5
200	Hitachi Construction Machinery Co. Ltd. (Machinery)	7
300	Hitachi Metals Ltd. (Metals & Mining)	5
2,300	Honda Motor Co. Ltd. (Automobiles)	55
100	Hoshizaki Corp. (Machinery)	8
500	HOYA Corp. (Health Care Equipment & Supplies)	57
400	Hulic Co. Ltd. (Real Estate Management & Development)	4
252	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	5
200	Iida Group Holdings Co. Ltd. (Household Durables)	4
1,500	INPEX Corp. (Oil, Gas & Consumable Fuels)	8

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
500	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	$3
800	Isuzu Motors Ltd. (Automobiles)	7
100	ITO EN Ltd. (Beverages)	7
1,900	ITOCHU Corp. (Trading Companies & Distributors)	49
100	ITOCHU Techno-Solutions Corp. (IT Services)	4
148	Japan Airlines Co. Ltd. (Airlines)	3
100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	4
700	Japan Exchange Group, Inc. (Capital Markets)	20
600	Japan Post Bank Co. Ltd. (Banks)	5
2,200	Japan Post Holdings Co. Ltd. (Insurance)(b)	15
300	Japan Post Insurance Co. Ltd. (Insurance)(b)	5
1	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	3
2	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	10
4	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	6
700	JFE Holdings, Inc. (Metals & Mining)(a)	5
300	JGC Holdings Corp. (Construction & Engineering)	3
300	JTEKT Corp. (Machinery)	2
600	Kajima Corp. (Construction & Engineering)	7
200	Kakaku.com, Inc. (Interactive Media & Services)	5
100	Kamigumi Co. Ltd. (Transportation Infrastructure)	2
300	Kansai Paint Co. Ltd. (Chemicals)	7
727	Kao Corp. (Personal Products)	54
200	Kawasaki Heavy Industries Ltd. (Machinery)	3
2,274	KDDI Corp. (Wireless Telecommunication Services)	57
100	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	4
300	Keikyu Corp. (Road & Rail)	5
132	Keio Corp. (Road & Rail)	8
200	Keisei Electric Railway Co. Ltd. (Road & Rail)	6
234	Keyence Corp. (Electronic Equipment, Instruments & Components)	110
200	Kikkoman Corp. (Food Products)	12
300	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	13
1,100	Kirin Holdings Co. Ltd., Class - C (Beverages)	21
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	10
100	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	6
134	Koito Manufacturing Co. Ltd. (Auto Components)	7
1,200	Komatsu Ltd. (Machinery)	26
100	Konami Holdings Corp. (Entertainment)	4
43	Kose Corp. (Personal Products)	5
1,500	Kubota Corp. (Machinery)	27
500	Kuraray Co. Ltd. (Chemicals)	5
200	Kurita Water Industries Ltd. (Machinery)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	$29
400	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	11
500	Kyushu Electric Power Co., Inc. (Electric Utilities)	5
200	Kyushu Railway Co. (Road & Rail)	4
100	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	8
100	Lawson, Inc. (Food & Staples Retailing)	5
100	LINE Corp. (Interactive Media & Services)(a)	5
300	Lion Corp. (Household Products)	6
400	LIXIL Group Corp. (Building Products)	8
600	M3, Inc. (Health Care Technology)	37
300	Makita Corp. (Machinery)	14
2,400	Marubeni Corp. (Trading Companies & Distributors)	14
300	Marui Group Co. Ltd. (Multiline Retail)	6
100	Maruichi Steel Tube Ltd. (Metals & Mining)	3
800	Mazda Motor Corp. (Automobiles)	5
100	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	5
1,100	Mebuki Financial Group, Inc. (Banks)	2
300	Medipal Holdings Corp. (Health Care Providers & Services)	6
100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	5
500	MINEBEA MITSUMI, Inc. (Machinery)	10
400	MISUMI Group, Inc. (Machinery)	11
1,900	Mitsubishi Corp. (Trading Companies & Distributors)	45
2,500	Mitsubishi Electric Corp. (Electrical Equipment)	34
1,700	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	25
200	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	4
200	Mitsubishi Materials Corp. (Metals & Mining)	4
1,000	Mitsubishi Motors Corp. (Automobiles)	2
16,879	Mitsubishi UFJ Financial Group, Inc. (Banks)	68
500	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	2
300	Mitsui Chemicals, Inc. (Chemicals)	7
1,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	23
100	Miura Co. Ltd. (Machinery)	5
3,310	Mizuho Financial Group, Inc. (Banks)	42
200	MonotaRO Co. Ltd. (Trading Companies & Distributors)	10
630	MS&AD Insurance Group Holdings, Inc. (Insurance)	17
837	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	54
200	Nabtesco Corp. (Machinery)	7
300	Nagoya Railroad Co. Ltd. (Road & Rail)	8
330	NEC Corp. (Technology Hardware, Storage & Peripherals)	19
700	Nexon Co. Ltd. (Entertainment)	17
400	NGK Insulators Ltd. (Machinery)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	NGK Spark Plug Co. Ltd. (Auto Components)	$3
100	NH Foods Ltd. (Food Products)	4
600	Nidec Corp. (Electrical Equipment)	57
200	Nihon M&A Center, Inc. (Professional Services)	11
500	Nikon Corp. (Household Durables)	3
145	Nintendo Co. Ltd. (Entertainment)	83
2	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	11
100	Nippon Express Co. Ltd. (Road & Rail)	6
200	Nippon Paint Holdings Co. Ltd. (Chemicals)	21
3	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	10
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	8
1,200	Nippon Steel Corp. (Metals & Mining)(a)(b)	11
1,762	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	36
200	Nippon Yusen Kabushiki Kaisha (Marine)	3
3,300	Nissan Motor Co. Ltd. (Automobiles)(a)	12
254	Nisshin Seifun Group, Inc. (Food Products)	4
100	Nissin Foods Holdings Co. Ltd. (Food Products)	9
100	Nitori Holdings Co. Ltd. (Specialty Retail)	21
200	Nitto Denko Corp. (Chemicals)	13
4,500	Nomura Holdings, Inc. (Capital Markets)	20
200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	4
6	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	8
435	Nomura Research Institute Ltd. (IT Services)	13
500	NSK Ltd. (Machinery)	4
900	NTT Data Corp. (IT Services)	12
1,566	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	58
900	Obayashi Corp. (Construction & Engineering)	8
100	Obic Co. Ltd. (IT Services)	18
400	Odakyu Electric Railway Co. Ltd. (Road & Rail)	10
1,300	Oji Paper Co. Ltd. (Paper & Forest Products)	6
1,600	Olympus Corp. (Health Care Equipment & Supplies)	33
247	OMRON Corp. (Electronic Equipment, Instruments & Components)	19
500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	16
49	Oracle Corp. Japan (Software)	5
300	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	42
1,800	ORIX Corp. (Diversified Financial Services)	23
4	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	6
500	Osaka Gas Co. Ltd. (Gas Utilities)	10
134	OTSUKA Corp. (IT Services)	7
600	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	26
568	Pan Pacific International Holdings Corp. (Multiline Retail)	13
3,100	Panasonic Corp. (Household Durables)	26

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	Park24 Co. Ltd. (Commercial Services & Supplies)	$3
100	PeptiDream, Inc. (Biotechnology)(a)	5
300	Persol Holdings Co. Ltd. (Professional Services)	5
148	Pigeon Corp. (Household Products)	7
100	Pola Orbis Holdings, Inc. (Personal Products)	2
1,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	12
1,800	Recruit Holdings Co. Ltd. (Professional Services)(b)	72
1,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	8
3,000	Resona Holdings, Inc. (Banks)	10
1,000	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	7
43	Rinnai Corp. (Household Durables)	4
121	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	9
310	Ryohin Keikaku Co. Ltd. (Multiline Retail)	5
500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	10
300	SBI Holdings, Inc. (Capital Markets)	8
100	SCSK Corp. (IT Services)	6
300	Secom Co. Ltd. (Commercial Services & Supplies)	27
200	Sega Sammy Holdings, Inc. (Leisure Products)	2
300	Seibu Holdings, Inc. (Industrial Conglomerates)	3
400	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	5
500	Sekisui Chemical Co. Ltd. (Household Durables)	8
900	Sekisui House Ltd. (Household Durables)	16
1,067	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	32
800	Seven Bank Ltd. (Banks)	2
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	10
300	Sharp Corp. (Household Durables)(b)	4
28	Shimamura Co. Ltd. (Specialty Retail)	3
100	Shimano, Inc. (Leisure Products)	20
700	Shimizu Corp. (Construction & Engineering)	5
500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	65
200	Shinsei Bank Ltd. (Banks)(b)	2
600	Shiseido Co. Ltd. (Personal Products)	35
200	Showa Denko KK (Chemicals)	4
100	SMC Corp. (Machinery)	55
4,100	Softbank Corp. (Wireless Telecommunication Services)	46
2,218	SoftBank Group Corp. (Wireless Telecommunication Services)	138
100	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	5
500	Sompo Holdings, Inc. (Insurance)	17
1,800	Sony Corp. (Household Durables)	139
100	Square Enix Holdings Co. Ltd. (Entertainment)	7
200	Stanley Electric Co. Ltd. (Auto Components)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
900	Subaru Corp. (Automobiles)	$17
400	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	6
1,700	Sumitomo Corp. (Trading Companies & Distributors)	20
1,100	Sumitomo Electric Industries Ltd. (Auto Components)	12
142	Sumitomo Heavy Industries Ltd. (Machinery)	3
300	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	9
1,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	51
523	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	14
400	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	12
200	Sumitomo Rubber Industries Ltd. (Auto Components)	2
100	Sundrug Co. Ltd. (Food & Staples Retailing)	4
200	Suntory Beverage & Food Ltd. (Beverages)	8
100	Suzuken Co. Ltd. (Health Care Providers & Services)	4
500	Suzuki Motor Corp. (Automobiles)	21
200	Sysmex Corp. (Health Care Equipment & Supplies)	19
800	T&D Holdings, Inc. (Insurance)	8
200	Taiheiyo Cement Corp. (Construction Materials)	5
300	Taisei Corp. (Construction & Engineering)	11
46	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	3
200	Taiyo Nippon Sanso Corp. (Chemicals)	3
200	TDK Corp. (Electronic Equipment, Instruments & Components)	22
300	Teijin Ltd. (Chemicals)	5
100	The Bank of Kyoto Ltd. (Banks)	5
900	The Chiba Bank Ltd. (Banks)	5
400	The Chugoku Electric Power Company, Inc. (Electric Utilities)	5
1,000	The Kansai Electric Power Co., Inc. (Electric Utilities)	10
600	The Shizuoka Bank Ltd. (Banks)	4
200	The Yokohama Rubber Co. Ltd. (Auto Components)	3
200	THK Co. Ltd. (Machinery)	5
300	TIS, Inc. (IT Services)	6
245	Tobu Railway Co. Ltd. (Road & Rail)	8
145	Toho Co. Ltd. (Entertainment)	6
100	Toho Gas Co. Ltd. (Gas Utilities)	5
600	Tohoku Electric Power Co., Inc. (Electric Utilities)	6
931	Tokio Marine Holdings, Inc. (Insurance)	41
100	Tokyo Century Corp. (Diversified Financial Services)	5
2,200	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	6
200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	52
800	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)(b)	3
500	Tokyo Gas Co. Ltd. (Gas Utilities)	11

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
700	Tokyu Corp. (Road & Rail)	$9
400	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	6
2,000	Toray Industries, Inc. (Chemicals)	9
600	Toshiba Corp. (Industrial Conglomerates)	16
400	Tosoh Corp. (Chemicals)	6
200	TOTO Ltd. (Building Products)	9
100	Toyo Suisan Kaisha Ltd. (Food Products)	5
100	Toyoda Gosei Co. Ltd. (Auto Components)	2
200	Toyota Industries Corp. (Auto Components)	13
2,930	Toyota Motor Corp. (Automobiles)	195
200	Trend Micro, Inc. (Software)	12
47	Tsuruha Holdings, Inc. (Food & Staples Retailing)	7
600	Unicharm Corp. (Household Products)	27
4	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	4
300	USS Co. Ltd. (Specialty Retail)	5
100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	4
200	Yakult Honsha Co. Ltd. (Food Products)(b)	12
1,000	Yamada Denki Co. Ltd. (Specialty Retail)	5
200	Yamaha Corp. (Leisure Products)	10
400	Yamaha Motor Co. Ltd. (Automobiles)	6
400	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	11
200	Yamazaki Baking Co. Ltd. (Food Products)	3
300	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	12
300	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	5
3,600	Z Holdings Corp. (Interactive Media & Services)	24
200	ZOZO, Inc. (Internet & Direct Marketing Retail)	6
		4,463

	Jersey — 0.08%
14,218	Glencore PLC (Metals & Mining)(a)(b)	29
1,773	WPP PLC (Media)	14
		43

	Liberia — 0.03%
261	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	17

	Luxembourg — 0.04%
870	Altice Europe N.V. (Media)(a)(b)	4
1,061	ArcelorMittal SA (Metals & Mining)(a)	14
535	SES SA (Media)(b)	4
691	Tenaris SA (Energy Equipment & Services)	3
		25

	Netherlands — 1.52%
599	ABN AMRO Group N.V. (Banks)(a)(b)	5
25	Adyen N.V. (IT Services)(a)(b)	46
2,691	AEGON N.V. (Insurance)^	7
188	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	5
270	Akzo Nobel N.V. (Chemicals)	28
65	Argenx SE (Biotechnology)(a)	17

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
597	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	$221
1,436	CNH Industrial N.V. (Machinery)	11
154	Exor N.V. (Diversified Financial Services)	8
165	Heineken Holding N.V., Class - A (Beverages)	13
355	Heineken N.V. (Beverages)	31
5,350	ING Groep N.V. (Banks)(a)	38
174	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	19
1,513	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	45
245	Koninklijke DSM N.V. (Chemicals)	41
4,861	Koninklijke KPN N.V. (Diversified Telecommunication Services)	11
1,262	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	60
109	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	6
372	LyondellBasell Industries N.V., Class - A (Chemicals)	26
423	NN Group N.V. (Insurance)(b)	16
392	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	49
672	Prosus N.V. (Internet & Direct Marketing Retail)(a)(b)	62
310	QIAGEN N.V. (Life Sciences Tools & Services)(a)	16
169	Randstad N.V. (Professional Services)	9
908	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	28
381	Wolters Kluwer N.V. (Professional Services)	32
		850

	New Zealand — 0.11%
984	a2 Milk Co. Ltd. (Food Products)(a)	10
1,902	Auckland International Airport Ltd. (Transportation Infrastructure)	9
841	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	20
878	Mercury NZ Ltd. (Electric Utilities)	3
1,904	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	6
642	Ryman Healthcare Ltd. (Health Care Providers & Services)	6
2,712	Spark New Zealand Ltd. (Diversified Telecommunication Services)	8
		62

	Norway — 0.19%
294	Adevinta ASA (Interactive Media & Services)(a)	5
1,313	DNB ASA (Banks)(a)	18
1,359	Equinor ASA (Oil, Gas & Consumable Fuels)	19
298	Gjensidige Forsikring ASA (Insurance)	6
597	Mowi ASA (Food Products)	11
1,987	Norsk Hydro ASA (Metals & Mining)(a)	5
1,086	Orkla ASA (Food Products)	11
124	Schibsted ASA, Class - B (Media)(a)(b)	5
1,048	Telenor ASA (Diversified Telecommunication Services)	18

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway (continued)
252	Yara International ASA (Chemicals)	$10
		108

	Panama — 0.02%
729	Carnival Corp., Class - A (Hotels, Restaurants & Leisure)	11

	Papua New Guinea — 0.01%
2,465	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	5

	Portugal — 0.06%
3,830	EDP - Energias de Portugal SA (Electric Utilities)	18
711	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	7
374	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	6
		31

	Singapore — 0.35%
4,292	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	10
3,900	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	5
3,600	CapitaLand Ltd. (Real Estate Management & Development)	8
3,800	CapitaLand Mall Trust (Equity Real Estate Investment Trusts)	5
600	City Developments Ltd. (Real Estate Management & Development)	3
2,500	DBS Group Holdings Ltd. (Banks)	37
9,000	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	4
100	Jardine Cycle & Carriage Ltd. (Distributors)	1
2,100	Keppel Corp. Ltd. (Industrial Conglomerates)	7
3,500	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	5
3,500	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	5
4,617	Oversea-Chinese Banking Corp. Ltd. (Banks)	29
2,100	Singapore Airlines Ltd. (Airlines)	5
1,200	Singapore Exchange Ltd. (Capital Markets)	8
11,400	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	18
2,400	Suntec REIT (Equity Real Estate Investment Trusts)	3
1,600	United Overseas Bank Ltd. (Banks)	23
600	United Overseas Land Group Ltd. (Real Estate Management & Development)	3
400	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	6
2,800	Wilmar International Ltd. (Food Products)	9
3,000	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	2
		196

	Spain — 0.76%
398	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	9

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
93	Aena SME SA (Transportation Infrastructure)(b)	$13
623	Amadeus IT Group SA (IT Services)	35
9,043	Banco Bilbao Vizcaya Argentaria SA (Banks)	25
22,864	Banco Santander SA (Banks)(b)	42
996	Bankinter SA (Banks)	4
5,078	CaixaBank SA (Banks)	11
447	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	27
313	Enagas SA (Oil, Gas & Consumable Fuels)(b)	7
456	Endesa SA (Electric Utilities)	12
683	Ferrovial SA (Construction & Engineering)	17
454	Grifols SA (Biotechnology)	13
8,352	Iberdrola SA (Electric Utilities)	102
1,497	Industria de Diseno Textil SA (Specialty Retail)	41
1,358	Mapfre SA (Insurance)	2
437	Naturgy Energy Group SA (Gas Utilities)	9
621	Red Electrica Corp. SA (Electric Utilities)	12
1,887	Repsol SA (Oil, Gas & Consumable Fuels)	13
355	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	10
6,602	Telefonica SA (Diversified Telecommunication Services)	23
		427

	Sweden — 1.05%
447	Alfa Laval AB (Machinery)	10
1,398	Assa Abloy AB, B Shares (Building Products)	33
940	Atlas Copco AB, A Shares (Machinery)	44
541	Atlas Copco AB, B Shares (Machinery)	23
389	Boliden AB (Metals & Mining)	12
331	Electrolux AB, B Shares (Household Durables)	8
936	Epiroc AB, Class - A (Machinery)	14
600	Epiroc AB, Class - B (Machinery)	8
309	Equities AB (Capital Markets)	6
846	Essity AB, Class - B (Household Products)(a)	29
188	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)(b)	12
1,110	Hennes & Mauritz AB, B Shares (Specialty Retail)	19
394	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	30
530	Husqvarna AB (Household Durables)	6
135	ICA Gruppen AB (Food & Staples Retailing)	7
249	Industrivarden AB, C Shares (Diversified Financial Services)	7
192	Investment AB Latour, Class - B (Industrial Conglomerates)	5
637	Investor AB, B Shares (Diversified Financial Services)	41
354	Kinnevik AB, Class - B (Diversified Financial Services)	14
121	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
282	Lundin Energy AB (Oil, Gas & Consumable Fuels)	$6
405	Nibe Industrier AB, B Shares (Building Products)(a)	10
1,573	Sandvik AB (Machinery)(a)	31
460	Securitas AB, B Shares (Commercial Services & Supplies)(a)	7
2,258	Skandinaviska Enskilda Banken AB, Class - A (Banks)(a)	20
511	Skanska AB, B Shares (Construction & Engineering)(a)	11
541	SKF AB, B Shares (Machinery)	11
787	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)(a)	11
2,160	Svenska Handelsbanken AB, A Shares (Banks)(a)	18
1,293	Swedbank AB, A Shares (Banks)(a)	20
709	Tele2 AB, B Shares (Wireless Telecommunication Services)^	10
3,998	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	44
3,453	Telia Co. AB (Diversified Telecommunication Services)(b)	14
2,075	Volvo AB, B Shares (Machinery)	39
		586

	Switzerland — 2.60%
2,542	ABB Ltd., Registered Shares (Electrical Equipment)	65
224	Adecco Group AG (Professional Services)	12
675	Alcon, Inc. (Health Care Equipment & Supplies)	38
64	Baloise Holding AG, Registered Shares (Insurance)	9
40	Banque Cantonale Vaudoise, Registered Shares (Banks)	4
4	Barry Callebaut AG, Registered Shares (Food Products)	9
2	Chocoladefabriken Lindt & Spruengli AG (Food Products)	17
625	Chubb Ltd. (Insurance)	73
307	Clariant AG, Registered Shares (Chemicals)	6
284	Coca-Cola HBC AG (Beverages)	7
718	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	48
3,447	Credit Suisse Group AG, Registered Shares (Capital Markets)	34
12	EMS-Chemie Holding AG (Chemicals)	11
202	Garmin Ltd. (Household Durables)	19
52	Geberit AG, Registered Shares (Building Products)	31
13	Givaudan SA, Registered Shares (Chemicals)	56
305	Julius Baer Group Ltd. (Capital Markets)	13
77	Kuehne & Nagel International AG, Registered Shares (Marine)	15
735	LafargeHolcim Ltd., Registered Shares (Construction Materials)(b)	33
220	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	17

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
4,170	Nestle SA, Registered Shares (Food Products)	$495
26	Partners Group Holding AG (Capital Markets)	24
56	Schindler Holding AG (Machinery)	16
31	Schindler Holding AG, Registered Shares (Machinery)	8
8	SGS SA, Registered Shares (Professional Services)(b)	21
195	Sika AG, Registered Shares (Chemicals)(b)	48
75	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)(b)	19
15	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	15
46	Swiss Life Holding AG (Insurance)	17
108	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	10
403	Swiss Re AG (Insurance)	30
37	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	20
500	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	49
93	Temenos AG, Registered Shares (Software)	13
71	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	3
41	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	10
5,053	UBS Group AG (Capital Markets)	57
65	Vifor Pharma AG (Pharmaceuticals)	9
210	Zurich Financial Services AG (Insurance)	74
		1,455

	United Arab Emirates — 0.00%
118	NMC Health PLC (Health Care Providers & Services)(a)(c)	—

	United Kingdom — 4.01%
1,422	3i Group PLC (Capital Markets)	18
278	Admiral Group PLC (Insurance)	9
2,254	Amcor PLC (Containers & Packaging)	25
1,686	Anglo American PLC (Metals & Mining)	41
585	Antofagasta PLC (Metals & Mining)	8
322	Aon PLC, Class - A (Insurance)	67
380	Aptiv PLC (Auto Components)	35
612	Ashtead Group PLC (Trading Companies & Distributors)	22
474	Associated British Foods PLC (Food Products)	11
1,257	Auto Trader Group PLC (Interactive Media & Services)(b)	9
106	Aveva Group PLC (Software)	7
5,748	Aviva PLC (Insurance)	21
23,705	Barclays PLC (Banks)	30
1,516	Barratt Developments PLC (Household Durables)	9
185	Berkeley Group Holdings PLC (Household Durables)	10
28,504	BP PLC (Oil, Gas & Consumable Fuels)	83
1,290	British Land Co. PLC (Equity Real Estate Investment Trusts)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
12,371	BT Group PLC (Diversified Telecommunication Services)	$16
483	Bunzl PLC (Trading Companies & Distributors)	16
582	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	12
297	Coca-Cola European Partners PLC (Beverages)	12
2,445	Compass Group PLC (Hotels, Restaurants & Leisure)(b)	37
175	Croda International PLC (Chemicals)	14
3,285	Diageo PLC (Beverages)	112
2,018	Direct Line Insurance Group PLC (Insurance)	7
753	Evraz PLC (Metals & Mining)	3
316	Ferguson PLC (Trading Companies & Distributors)	31
509	Halma PLC (Electronic Equipment, Instruments & Components)	15
476	Hargreaves Lansdown PLC (Capital Markets)	10
28,628	HSBC Holdings PLC (Banks)	112
2,041	Informa PLC (Media)(a)	10
235	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	12
236	Intertek Group PLC (Professional Services)	19
2,611	J Sainsbury PLC (Food & Staples Retailing)	6
546	JD Sports Fashion PLC (Specialty Retail)(b)	6
274	Johnson Matthey PLC (Chemicals)	8
3,099	Kingfisher PLC (Specialty Retail)	12
1,000	Land Securities Group PLC (Equity Real Estate Investment Trusts)	7
8,289	Legal & General Group PLC (Insurance)	20
255	Liberty Global PLC, Class - A (Media)(a)	5
569	Liberty Global PLC, Class - C (Media)(a)	12
737	Linde PLC (Chemicals)	176
99,587	Lloyds Banking Group PLC (Banks)(a)	34
442	London Stock Exchange Group PLC (Capital Markets)(b)	51
3,588	M&G PLC (Diversified Financial Services)	7
719	Mondi PLC (Paper & Forest Products)	15
4,831	National Grid PLC (Multi-Utilities)	55
6,349	Natwest Group PLC (Banks)(b)	9
195	Next PLC (Multiline Retail)	15
628	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	22
1,108	Pearson PLC (Media)	8
429	Persimmon PLC (Household Durables)	14
3,584	Prudential PLC (Insurance)	51
2,664	RELX PLC (Professional Services)	60
2,640	Rentokil Initial PLC (Commercial Services & Supplies)(a)	18
1,578	Rio Tinto PLC (Metals & Mining)	95
5,688	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	71
5,142	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	62
1,457	RSA Insurance Group PLC (Insurance)	9
184	Schroders PLC (Capital Markets)	6
1,596	Segro PLC (Equity Real Estate Investment Trusts)	19
233	Sensata Technologies Holding PLC (Electrical Equipment)(a)	10

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
347	Severn Trent PLC (Water Utilities)	$11
1,219	Smith & Nephew PLC (Health Care Equipment & Supplies)	24
514	Smiths Group PLC (Industrial Conglomerates)	9
100	Spirax-Sarco Engineering PLC (Machinery)	14
1,467	SSE PLC (Electric Utilities)	23
686	St. James Place PLC (Capital Markets)	8
3,769	Standard Chartered PLC (Banks)	17
2,996	Standard Life Aberdeen PLC (Diversified Financial Services)	9
4,931	Taylor Wimpey PLC (Household Durables)(b)	7
13,436	Tesco PLC (Food & Staples Retailing)	37
1,461	The Sage Group PLC (Software)	13
2,052	Unilever N.V. (Personal Products)	125
1,643	Unilever PLC (Personal Products)	101
996	United Utilities Group PLC (Water Utilities)	11
36,875	Vodafone Group PLC (Wireless Telecommunication Services)	49
301	Whitbread PLC (Hotels, Restaurants & Leisure)	8
3,471	William Morrison Supermarkets PLC (Food & Staples Retailing)	8
180	Willis Towers Watson PLC (Insurance)	38
		2,244

	United States — 64.80%
808	3M Co. (Industrial Conglomerates)	130
202	A.O. Smith Corp. (Building Products)	11
2,480	Abbott Laboratories (Health Care Equipment & Supplies)	270
62	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	17
894	Accenture PLC, Class - A (IT Services)	202
1,084	Activision Blizzard, Inc. (Entertainment)	88
675	Adobe, Inc. (Software)(a)	331
102	Advance Auto Parts, Inc. (Specialty Retail)	16
1,646	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	135
930	Aflac, Inc. (Insurance)	34
426	Agilent Technologies, Inc. (Life Sciences Tools & Services)	43
731	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	10
311	Air Products & Chemicals, Inc. (Chemicals)	94
225	Akamai Technologies, Inc. (IT Services)(a)	25
144	Albemarle Corp. (Chemicals)	13
172	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	28
310	Alexion Pharmaceuticals, Inc. (Biotechnology)(a)	35
105	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	34
21	Alleghany Corp. (Insurance)	11
358	Alliant Energy Corp. (Electric Utilities)	18
484	Ally Financial, Inc. (Consumer Finance)	12
155	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	23
420	Alphabet, Inc.- Class A, Class - A (Interactive Media & Services)(a)	616

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
424	Alphabet, Inc.- Class C, Class - C (Interactive Media & Services)(a)	$623
453	Altice USA, Inc., Class - A (Media)(a)	12
594	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	1,870
14	AMERCO (Road & Rail)	5
343	Ameren Corp. (Multi-Utilities)	27
699	American Electric Power Co., Inc. (Electric Utilities)	57
949	American Express Co. (Consumer Finance)	96
96	American Financial Group, Inc. (Insurance)	6
1,196	American International Group, Inc. (Insurance)	33
623	American Tower Corp. (Equity Real Estate Investment Trusts)	150
248	American Water Works Co., Inc. (Water Utilities)	36
166	Ameriprise Financial, Inc. (Capital Markets)	26
214	AmerisourceBergen Corp. (Health Care Providers & Services)	21
319	AMETEK, Inc. (Electrical Equipment)	32
410	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	44
520	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	61
1,906	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	14
118	ANSYS, Inc. (Software)(a)	39
349	Anthem, Inc. (Health Care Providers & Services)	94
255	Apollo Global Management, Inc. (Capital Markets)	11
24,275	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,810
1,284	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	76
325	Aramark (Hotels, Restaurants & Leisure)	9
763	Archer-Daniels-Midland Co. (Food Products)	35
80	Arista Networks, Inc. (Communications Equipment)(a)	17
101	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	8
257	Arthur J. Gallagher & Co. (Insurance)	27
88	Assurant, Inc. (Insurance)	11
9,990	AT&T, Inc. (Diversified Telecommunication Services)	285
180	Atmos Energy Corp. (Gas Utilities)	17
304	Autodesk, Inc. (Software)(a)	70
122	Autoliv, Inc. (Auto Components)	9
605	Automatic Data Processing, Inc. (IT Services)	84
33	AutoZone, Inc. (Specialty Retail)(a)	39
109	Avalara, Inc. (Software)(a)	14
192	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	29
639	Avantor, Inc. (Life Sciences Tools & Services)(a)	14
114	Avery Dennison Corp. (Containers & Packaging)	15

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
300	Axalta Coating Systems Ltd. (Chemicals)(a)	$7
875	Baker Hughes, Inc. (Energy Equipment & Services)	12
458	Ball Corp. (Containers & Packaging)	37
10,950	Bank of America Corp. (Banks)	263
703	Baxter International, Inc. (Health Care Equipment & Supplies)	57
408	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	95
1,949	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	415
331	Best Buy Co., Inc. (Specialty Retail)	37
251	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	19
31	Bio-Rad Laboratories, Inc., Class - A (Life Sciences Tools & Services)(a)	16
201	Black Knight, Inc. (IT Services)(a)	17
214	BlackRock, Inc., Class - A (Capital Markets)	122
57	Booking Holdings, Inc. (Internet & Direct Marketing Retail)(a)	98
188	Booz Allen Hamilton Holding Corp. (IT Services)	16
294	BorgWarner, Inc. (Auto Components)	11
210	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	17
1,986	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	76
561	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	204
164	Broadridge Financial Solutions, Inc. (IT Services)	22
322	Brown & Brown, Inc. (Insurance)	15
431	Brown-Forman Corp., Class - B (Beverages)	32
92	Burlington Stores, Inc. (Specialty Retail)(a)	19
187	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	19
7	Cable One, Inc. (Media)	13
600	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	10
393	Cadence Design Systems, Inc. (Software)(a)	42
132	Camden Property Trust (Equity Real Estate Investment Trusts)	12
259	Campbell Soup Co. (Food Products)	13
624	Capital One Financial Corp. (Consumer Finance)	45
415	Cardinal Health, Inc. (Health Care Providers & Services)	19
228	CarMax, Inc. (Specialty Retail)(a)	21
1,170	Carrier Global Corp. (Building Products)	36
761	Caterpillar, Inc. (Machinery)	113
158	CBOE Global Markets, Inc. (Capital Markets)	14
470	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	22
178	CDK Global, Inc. (Software)	8
200	CDW Corp. (Electronic Equipment, Instruments & Components)	24
160	Celanese Corp., Series A (Chemicals)	17
807	Centene Corp. (Health Care Providers & Services)(a)	47
687	CenterPoint Energy, Inc. (Multi-Utilities)	13

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,335	CenturyLink, Inc. (Diversified Telecommunication Services)	$13
414	Cerner Corp. (Health Care Technology)	30
316	CF Industries Holdings, Inc. (Chemicals)	10
201	Charter Communications, Inc., Class - A (Media)(a)	125
316	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	15
2,620	Chevron Corp. (Oil, Gas & Consumable Fuels)	189
37	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	46
515	Cigna Corp. (Health Care Providers & Services)	87
207	Cincinnati Financial Corp. (Insurance)	16
121	Cintas Corp. (Commercial Services & Supplies)	40
5,922	Cisco Systems, Inc. (Communications Equipment)	233
2,924	Citigroup, Inc. (Banks)	126
610	Citizens Financial Group, Inc. (Banks)	15
167	Citrix Systems, Inc. (Software)	23
505	CME Group, Inc. (Capital Markets)	84
395	CMS Energy Corp. (Multi-Utilities)	24
235	Cognex Corp. (Electronic Equipment, Instruments & Components)	15
755	Cognizant Technology Solutions Corp. (IT Services)	52
1,136	Colgate-Palmolive Co. (Household Products)	88
6,386	Comcast Corp., Class - A (Media)	296
178	Comerica, Inc. (Banks)	7
677	Conagra Brands, Inc. (Food Products)	24
281	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	12
1,490	ConocoPhillips (Oil, Gas & Consumable Fuels)	49
456	Consolidated Edison, Inc. (Multi-Utilities)	35
230	Constellation Brands, Inc., Class - A (Beverages)	44
292	Copart, Inc. (Commercial Services & Supplies)(a)	31
1,044	Corteva, Inc. (Chemicals)	30
55	CoStar Group, Inc. (Professional Services)(a)	47
619	Costco Wholesale Corp. (Food & Staples Retailing)	220
90	Coupa Software, Inc. (Software)(a)	25
193	Crowdstrike Holdings, Inc., Class - A (Software)(a)	27
586	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	98
182	Crown Holdings, Inc. (Containers & Packaging)(a)	14
1,078	CSX Corp. (Road & Rail)	84
202	Cummins, Inc. (Machinery)	43
1,838	CVS Health Corp. (Health Care Providers & Services)	108
489	D.R. Horton, Inc. (Household Durables)	38
176	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	18
181	Datadog, Inc., Class - A (Software)(a)	18

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
118	DaVita, Inc. (Health Care Providers & Services)(a)	$10
416	Deere & Co. (Machinery)	92
334	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals)(a)	23
244	Delta Air Lines, Inc. (Airlines)	7
322	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	14
129	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	53
220	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	7
372	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	55
439	Discover Financial Services (Consumer Finance)	25
231	Discovery, Inc. (Media)(a)	5
472	Discovery, Inc., Class - C (Media)(a)	9
347	Dish Network Corp. (Media)(a)	10
241	DocuSign, Inc. (Software)(a)	52
351	Dollar General Corp. (Multiline Retail)	74
330	Dollar Tree, Inc. (Multiline Retail)(a)	30
1,173	Dominion Energy, Inc. (Multi-Utilities)	94
54	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	23
196	Dover Corp. (Machinery)	21
1,019	Dow, Inc. (Chemicals)	48
308	Dropbox, Inc., Class - A (Software)(a)	6
268	DTE Energy Co. (Multi-Utilities)	31
1,024	Duke Energy Corp. (Electric Utilities)	91
526	Duke Realty Corp. (Equity Real Estate Investment Trusts)	19
1,018	DuPont de Nemours, Inc. (Chemicals)	56
232	Dynatrace, Inc. (Software)(a)	10
309	E*Trade Financial Corp. (Capital Markets)	15
206	East West Bancorp, Inc. (Banks)	7
198	Eastman Chemical Co. (Chemicals)	15
991	eBay, Inc. (Internet & Direct Marketing Retail)	52
359	Ecolab, Inc. (Chemicals)	72
526	Edison International (Electric Utilities)	27
866	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	69
600	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	17
407	Electronic Arts, Inc. (Entertainment)(a)	53
843	Emerson Electric Co. (Electrical Equipment)	55
278	Entergy Corp. (Electric Utilities)	27
797	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	29
76	EPAM Systems, Inc. (IT Services)(a)	25
169	Equifax, Inc. (Professional Services)	27
125	Equinix, Inc. (Equity Real Estate Investment Trusts)	95
600	Equitable Holdings, Inc. (Diversified Financial Services)	11
232	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	14
507	Equity Residential (Equity Real Estate Investment Trusts)	26
37	Erie Indemnity Co., Class - A (Insurance)	8
322	Essential Utilities, Inc. (Water Utilities)	13

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
92	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	$18
304	Evergy, Inc. (Electric Utilities)	15
467	Eversource Energy (Electric Utilities)	39
204	Exact Sciences Corp. (Biotechnology)(a)	21
1,340	Exelon Corp. (Electric Utilities)	48
185	Expedia Group, Inc. (Internet & Direct Marketing Retail)	17
242	Expeditors International of Washington, Inc. (Air Freight & Logistics)	22
185	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	20
5,932	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	204
79	F5 Networks, Inc. (Communications Equipment)(a)	10
3,368	Facebook, Inc., Class - A (Interactive Media & Services)(a)	881
54	FactSet Research Systems, Inc. (Capital Markets)	18
42	Fair Isaac Corp. (Software)(a)	18
787	Fastenal Co. (Trading Companies & Distributors)	35
98	Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	7
345	FedEx Corp. (Air Freight & Logistics)	87
374	Fidelity National Financial, Inc. (Insurance)	12
868	Fidelity National Information Services, Inc. (IT Services)	128
1,010	Fifth Third Bancorp (Banks)	22
233	First Republic Bank (Banks)	25
755	FirstEnergy Corp. (Electric Utilities)	22
795	Fiserv, Inc. (IT Services)(a)	82
117	FleetCor Technologies, Inc. (IT Services)(a)	28
179	FMC Corp. (Chemicals)	19
5,335	Ford Motor Co. (Automobiles)	36
193	Fortinet, Inc. (Software)(a)	23
421	Fortive Corp. (Machinery)	32
199	Fortune Brands Home & Security, Inc. (Building Products)	17
494	Fox Corp., Class - A (Media)	14
246	Fox Corp., Class - B (Media)	7
461	Franklin Resources, Inc. (Capital Markets)	9
2,012	Freeport-McMoRan, Inc. (Metals & Mining)	31
128	Gartner, Inc. (IT Services)(a)	16
832	General Mills, Inc. (Food Products)	51
1,770	General Motors Co. (Automobiles)	52
207	Genuine Parts Co. (Distributors)	19
417	Global Payments, Inc. (IT Services)	74
150	Globe Life, Inc. (Insurance)	12
232	GoDaddy, Inc., Class - A (IT Services)(a)	18
118	Guidewire Software, Inc. (Software)(a)	12
1,181	Halliburton Co. (Energy Equipment & Services)	14
174	Hasbro, Inc. (Leisure Products)	14
373	HCA Healthcare, Inc. (Health Care Providers & Services)	47
207	HD Supply Holdings, Inc. (Trading Companies & Distributors)(a)	9
742	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	20
63	HEICO Corp. (Aerospace & Defense)	7

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
99	HEICO Corp., Class - A (Aerospace & Defense)	$9
191	Henry Schein, Inc. (Health Care Providers & Services)(a)	11
402	Hess Corp. (Oil, Gas & Consumable Fuels)	16
1,792	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	17
390	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	33
372	Hologic, Inc. (Health Care Equipment & Supplies)(a)	25
407	Hormel Foods Corp. (Food Products)	20
1,046	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	11
589	Howmet Aerospace, Inc. (Aerospace & Defense)(a)	10
1,963	HP, Inc. (Technology Hardware, Storage & Peripherals)	37
183	Humana, Inc. (Health Care Providers & Services)	76
1,409	Huntington Bancshares, Inc. (Banks)	13
110	IAC/InterActive Corp. (Interactive Media & Services)(a)	13
105	IDEX Corp. (Machinery)	19
120	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	47
441	Illinois Tool Works, Inc. (Machinery)	85
255	Incyte Corp. (Biotechnology)(a)	23
518	Ingersoll-Rand, Inc. (Machinery)(a)	18
98	Ingredion, Inc. (Food Products)	7
94	Insulet Corp. (Health Care Equipment & Supplies)(a)	22
5,936	Intel Corp. (Semiconductors & Semiconductor Equipment)	307
770	Intercontinental Exchange, Inc. (Capital Markets)	77
1,247	International Business Machines Corp. (IT Services)	152
124	International Flavors & Fragrances, Inc. (Chemicals)	15
516	International Paper Co. (Containers & Packaging)	21
366	Intuit, Inc. (Software)	119
162	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	115
747	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	21
170	Ionis Pharmaceuticals, Inc. (Biotechnology)(a)	8
53	IPG Photonics Corp. (Electronic Equipment, Instruments & Components)(a)	9
265	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	42
425	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	11
107	Jack Henry & Associates, Inc. (IT Services)	17
183	Jacobs Engineering Group, Inc. (Construction & Engineering)	17
73	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	10
123	JB Hunt Transport Services, Inc. (Road & Rail)	16

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,040	Johnson Controls International PLC (Building Products)	$41
73	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	7
4,271	JPMorgan Chase & Co. (Banks)	410
493	Juniper Networks, Inc. (Communications Equipment)	11
129	Kansas City Southern (Road & Rail)	23
356	Kellogg Co. (Food Products)	23
518	Keurig Dr Pepper, Inc. (Beverages)	14
1,385	KeyCorp (Banks)	17
262	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	26
477	Kimberly-Clark Corp. (Household Products)	70
2,796	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	34
683	KKR & Co., Inc., Class - A (Capital Markets)	23
212	KLA Corp. (Semiconductors & Semiconductor Equipment)	41
193	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	8
135	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	25
203	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	67
199	Lamb Weston Holding, Inc. (Food Products)	13
481	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	22
84	Lear Corp. (Auto Components)	9
390	Lennar Corp., Class - A (Household Durables)	32
50	Lennox International, Inc. (Building Products)	14
33	Liberty Broadband Corp., Class - A (Media)(a)	5
148	Liberty Broadband Corp., Class - C (Media)(a)	21
265	Liberty Media Corp. - Liberty Formula One, Class - C (Entertainment)(a)	10
136	Liberty Media Corp. - Liberty SiriusXM, Class - A (Media)(a)	5
249	Liberty Media Corp. - Liberty SiriusXM, Class - C (Media)(a)	8
289	Lincoln National Corp. (Insurance)	9
237	Live Nation Entertainment, Inc. (Entertainment)(a)	13
384	LKQ Corp. (Distributors)(a)	11
345	Loews Corp. (Insurance)	12
1,053	Lowe's Companies, Inc. (Specialty Retail)	175
186	M&T Bank Corp. (Banks)	17
909	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	27
20	Markel Corp. (Insurance)(a)	19
53	MarketAxess Holdings, Inc. (Capital Markets)	26
389	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	36
718	Marsh & McLennan Companies, Inc. (Insurance)	83

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
89	Martin Marietta Materials, Inc. (Construction Materials)	$21
384	Masco Corp. (Building Products)	21
75	Masimo Corp. (Health Care Equipment & Supplies)(a)	18
1,252	MasterCard, Inc., Class - A (IT Services)	423
341	Match Group, Inc. (Interactive Media & Services)(a)	38
376	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	25
173	McCormick & Company, Inc. (Food Products)	34
1,043	McDonald's Corp. (Hotels, Restaurants & Leisure)	229
221	McKesson Corp. (Health Care Providers & Services)	33
760	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	13
62	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	67
1,095	MetLife, Inc. (Insurance)	41
34	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	33
624	MGM Resorts International (Hotels, Restaurants & Leisure)	14
340	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	35
1,566	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)(a)	74
10,087	Microsoft Corp. (Software)	2,122
158	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	18
87	Mohawk Industries, Inc. (Household Durables)(a)	8
79	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	14
281	Molson Coors Beverage Co., Class - B (Beverages)	9
1,983	Mondelez International, Inc., Class - A (Food Products)	115
65	MongoDB, Inc. (IT Services)(a)	15
551	Monster Beverage Corp. (Beverages)(a)	44
233	Moody's Corp. (Capital Markets)	68
1,657	Morgan Stanley (Capital Markets)	80
239	Motorola Solutions, Inc. (Communications Equipment)	37
119	MSCI, Inc. (Capital Markets)	42
159	Nasdaq, Inc. (Capital Markets)	20
544	National Oilwell Varco, Inc. (Energy Equipment & Services)	5
221	National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	8
317	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	14
617	Netflix, Inc. (Entertainment)(a)	309
129	Neurocrine Biosciences, Inc. (Biotechnology)(a)	12
1,115	Newmont Corp. (Metals & Mining)	72
568	News Corp., Class - A (Media)	8
687	NextEra Energy, Inc. (Electric Utilities)	191

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
505	Nielsen Holdings PLC (Professional Services)	$7
1,739	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	219
568	NiSource, Inc. (Multi-Utilities)	12
81	Nordson Corp. (Machinery)	16
356	Norfolk Southern Corp. (Road & Rail)	76
280	Northern Trust Corp. (Capital Markets)	22
806	Nortonlifelock, Inc. (Software)	17
364	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	11
431	Nucor Corp. (Metals & Mining)	19
862	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	467
5	NVR, Inc. (Household Durables)(a)	20
1,297	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	13
260	OGE Energy Corp. (Electric Utilities)	8
159	Okta, Inc. (IT Services)(a)	34
133	Old Dominion Freight Line, Inc. (Road & Rail)	24
328	Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	10
302	Omnicom Group, Inc. (Media)	15
607	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	13
591	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	15
2,877	Oracle Corp. (Software)	172
103	O'Reilly Automotive, Inc. (Specialty Retail)(a)	47
561	Otis Worldwide Corp. (Machinery)	35
156	Owens Corning (Building Products)	11
476	PACCAR, Inc. (Machinery)	41
136	Packaging Corporation of America (Containers & Packaging)	15
135	Palo Alto Networks, Inc. (Communications Equipment)(a)	33
180	Parker Hannifin Corp. (Machinery)	36
441	Paychex, Inc. (IT Services)	35
69	PAYCOM Software, Inc. (Software)(a)	21
1,564	PayPal Holdings, Inc. (IT Services)(a)	308
279	Peloton Interactive, Inc., Class - A (Leisure Products)(a)	28
665	People's United Financial, Inc. (Banks)	7
1,945	PepsiCo, Inc. (Beverages)	270
1,540	PG&E Corp. (Electric Utilities)(a)	14
624	Phillips 66 (Oil, Gas & Consumable Fuels)	32
148	Pinnacle West Capital Corp. (Electric Utilities)	11
600	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	25
230	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	20
597	PNC Financial Services Group, Inc. (Banks)	66
331	PPG Industries, Inc. (Chemicals)	40
1,077	PPL Corp. (Electric Utilities)	29
383	Principal Financial Group, Inc. (Insurance)	15
1,039	Prologis, Inc. (Equity Real Estate Investment Trusts)	104
562	Prudential Financial, Inc. (Insurance)	36
159	PTC, Inc. (Software)(a)	13

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
708	Public Service Enterprise Group, Inc. (Multi-Utilities)	$39
216	Public Storage (Equity Real Estate Investment Trusts)	48
373	PulteGroup, Inc. (Household Durables)	17
160	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	21
1,569	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	185
187	Quest Diagnostics, Inc. (Health Care Providers & Services)	21
77	Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	5
180	Raymond James Financial, Inc. (Capital Markets)	13
475	Realty Income Corp. (Equity Real Estate Investment Trusts)	29
227	Regency Centers Corp. (Equity Real Estate Investment Trusts)	9
1,282	Regions Financial Corp. (Banks)	15
89	Reinsurance Group of America (Insurance)	8
312	Republic Services, Inc. (Commercial Services & Supplies)	29
198	ResMed, Inc. (Health Care Equipment & Supplies)	34
99	RingCentral, Inc., Class - A (Software)(a)	27
174	Robert Half International, Inc. (Professional Services)	9
160	Rockwell Automation, Inc. (Electrical Equipment)	35
140	Roku, Inc. (Household Durables)(a)	26
217	Rollins, Inc. (Commercial Services & Supplies)	12
145	Roper Industries, Inc. (Industrial Conglomerates)	57
487	Ross Stores, Inc. (Specialty Retail)	45
173	RPM International, Inc. (Chemicals)	14
337	S&P Global, Inc. (Capital Markets)	123
1,261	Salesforce.com, Inc. (Software)(a)	317
105	Sarepta Therapeutics, Inc. (Biotechnology)(a)	15
158	SBA Communications Corp. (Equity Real Estate Investment Trusts)	50
1,903	Schlumberger Ltd. (Energy Equipment & Services)	29
335	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	17
221	Sealed Air Corp. (Containers & Packaging)	9
168	Seattle Genetics, Inc. (Biotechnology)(a)	33
185	SEI Investments Co. (Capital Markets)	9
403	Sempra Energy (Multi-Utilities)	48
266	ServiceNow, Inc. (Software)(a)	129
80	Signature Bank (Banks)	7
415	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	27
1,676	Sirius XM Holdings, Inc. (Media)	9
238	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	35
524	Slack Technologies, Inc., Class - A (Software)(a)	14
1,216	Snap, Inc., Class - A (Interactive Media & Services)(a)	32
66	Snap-on, Inc. (Machinery)	10

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
30	Snowflake, Inc., Class - A (IT Services)(a)	$8
204	Southwest Airlines Co. (Airlines)	8
220	Splunk, Inc. (Software)(a)	41
511	Square, Inc., Class - A (IT Services)(a)	83
315	SS&C Technologies Holdings, Inc. (Software)	19
210	Stanley Black & Decker, Inc. (Machinery)	34
1,626	Starbucks Corp. (Hotels, Restaurants & Leisure)	140
480	State Street Corp. (Capital Markets)	28
318	Steel Dynamics, Inc. (Metals & Mining)	9
472	Stryker Corp. (Health Care Equipment & Supplies)	98
141	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	20
75	SVB Financial Group (Banks)(a)	18
738	Synchrony Financial (Consumer Finance)	19
213	Synopsys, Inc. (Software)(a)	46
679	Sysco Corp. (Food & Staples Retailing)	42
312	T. Rowe Price Group, Inc. (Capital Markets)	40
157	Take-Two Interactive Software, Inc. (Entertainment)(a)	26
701	Target Corp. (Multiline Retail)	110
397	TD Ameritrade Holding Corp. (Capital Markets)	16
102	Teladoc Health, Inc. (Health Care Technology)(a)	22
54	Teledyne Technologies, Inc. (Aerospace & Defense)(a)	17
64	Teleflex, Inc. (Health Care Equipment & Supplies)	22
232	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	18
1,040	Tesla, Inc. (Automobiles)(a)	446
1,288	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	184
890	The AES Corp. (Independent Power and Renewable Electricity Producers)	16
435	The Allstate Corp. (Insurance)	41
1,091	The Bank of New York Mellon Corp. (Capital Markets)	37
927	The Blackstone Group, Inc., Class - A (Capital Markets)	48
180	The Carlyle Group, Inc. (Capital Markets)	4
1,594	The Charles Schwab Corp. (Capital Markets)	58
175	The Clorox Co. (Household Products)	37
5,721	The Coca-Cola Co. (Beverages)	283
454	The Goldman Sachs Group, Inc. (Capital Markets)	91
484	The Hartford Financial Services Group, Inc. (Insurance)	18
207	The Hershey Co. (Food Products)	30
1,508	The Home Depot, Inc. (Specialty Retail)	419
506	The Interpublic Group of Companies, Inc. (Media)	8
163	The J.M. Smucker Co. (Food Products)	19
938	The Kraft Heinz Co. (Food Products)	28
1,075	The Kroger Co. (Food & Staples Retailing)	36
519	The Mosaic Co. (Chemicals)	9
816	The Progressive Corp. (Insurance)	77
114	The Sherwin-Williams Co. (Chemicals)	80
1,486	The Southern Co. (Electric Utilities)	81

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,664	The TJX Companies, Inc. (Specialty Retail)	$93
56	The Trade Desk, Inc., Class - A (Software)(a)	29
346	The Travelers Companies, Inc. (Insurance)	37
2,533	The Walt Disney Co. (Entertainment)	313
546	The Western Union Co. (IT Services)	12
1,696	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	33
150	Tiffany & Co. (Specialty Retail)	17
782	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	89
164	Tractor Supply Co. (Specialty Retail)	24
106	Tradeweb Markets, Inc., Class - A (Capital Markets)	6
335	Trane Technologies PLC (Building Products)	41
72	TransDigm Group, Inc. (Aerospace & Defense)	33
262	TransUnion (Professional Services)	22
341	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	17
1,898	Truist Financial Corp. (Banks)	72
173	Twilio, Inc., Class - A (IT Services)(a)	43
1,098	Twitter, Inc. (Interactive Media & Services)(a)	49
57	Tyler Technologies, Inc. (Software)(a)	20
411	Tyson Foods, Inc., Class - A (Food Products)	24
1,891	U.S. Bancorp (Banks)	68
1,306	Uber Technologies, Inc. (Road & Rail)(a)	48
394	UDR, Inc. (Equity Real Estate Investment Trusts)	13
272	UGI Corp. (Gas Utilities)	9
78	Ulta Beauty, Inc. (Specialty Retail)(a)	17
946	Union Pacific Corp. (Road & Rail)	186
989	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	164
102	United Rentals, Inc. (Trading Companies & Distributors)(a)	18
1,329	UnitedHealth Group, Inc. (Health Care Providers & Services)	415
103	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	11
474	V.F. Corp. (Textiles, Apparel & Luxury Goods)	33
58	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	12
575	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	25
123	Varian Medical Systems, Inc. (Health Care Equipment & Supplies)(a)	21
187	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	53
517	Ventas, Inc. (Equity Real Estate Investment Trusts)	22
1,563	VEREIT, Inc. (Equity Real Estate Investment Trusts)	10
147	VeriSign, Inc. (IT Services)(a)	30
5,800	Verizon Communications, Inc. (Diversified Telecommunication Services)	345
218	Versik Analytics, Inc., Class - A (Professional Services)	40

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
365	Vertex Pharmaceuticals, Inc. (Biotechnology)(a)	$99
760	ViacomCBS, Inc., Class - B (Media)	21
686	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	16
2,364	Visa, Inc., Class - A (IT Services)	472
611	Vistra Corp. (Independent Power and Renewable Electricity Producers)	12
113	VMware, Inc., Class - A (Software)(a)	16
243	Vornado Realty Trust (Equity Real Estate Investment Trusts)	8
171	Voya Financial, Inc. (Diversified Financial Services)	8
180	Vulcan Materials Co. (Construction Materials)	24
200	W.R. Berkley Corp. (Insurance)	12
65	W.W. Grainger, Inc. (Trading Companies & Distributors)	23
1,024	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	37
1,986	Walmart, Inc. (Food & Staples Retailing)	278
586	Waste Management, Inc. (Commercial Services & Supplies)	66
89	Waters Corp. (Life Sciences Tools & Services)(a)	17
87	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	25
433	WEC Energy Group, Inc. (Multi-Utilities)	42
5,472	Wells Fargo & Co. (Banks)	129
592	Welltower, Inc. (Equity Real Estate Investment Trusts)	33
105	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	29
412	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	15
243	Westinghouse Air Brake Technologies Corp. (Machinery)	15
383	WestRock Co. (Containers & Packaging)	13
1,037	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	30
85	Whirlpool Corp. (Household Durables)	16
246	Workday, Inc., Class - A (Software)(a)	53
250	WP Carey, Inc. (Equity Real Estate Investment Trusts)	16
132	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	9
722	Xcel Energy, Inc. (Electric Utilities)	50
340	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	35
138	XPO Logistics, Inc. (Air Freight & Logistics)(a)	12
257	Xylem, Inc. (Machinery)	22
423	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	39
75	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	19
206	Zillow Group, Inc., Class - C (Interactive Media & Services)(a)	21
283	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	39
210	Zions Bancorp NA (Banks)	6
668	Zoetis, Inc. (Pharmaceuticals)	111

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
224	Zoom Video Communications, Inc., Class - A (Software)(a)	$105
103	Zscaler, Inc. (Software)(a)	14
		36,224

	Total Common Stocks	55,634

	Preferred Stocks — 0.20%
	Germany — 0.20%
92	Bayerische Motoren Werke Aktiengesellschaft - Preferred (Automobiles)	5
112	FUCHS PETROLUB SE - Preferred (Chemicals)	6
243	Henkel AG & Co. KGAA - Preferred (Household Products)	25
208	Porsche Automobil Holding SE - Preferred (Automobiles)(a)	12
49	Sartorius AG - Preferred (Health Care Equipment & Supplies)	20
255	Volkswagen AG - Preferred (Automobiles)(a)	42

	Total Preferred Stocks	110

	Investment Companies — 0.15%
34,937	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(d)	35
48,410	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	48

	Total Investment Companies	83

	Total Investments (cost $48,291) — 99.85%	55,827
	Other assets in excess of liabilities — 0.15%	82

	Net Assets - 100.00%	$55,909

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020, was $33 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2020.
(d)	The rate disclosed is the rate in effect on September 30, 2020.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

As of September 30, 2020, 100% of the Portfolio's net assets were managed by Mellon Investments Corporation.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.51%
	Australia — 6.16%
8,110	Afterpay Ltd. (IT Services)(a)	$478
24,161	AGL Energy Ltd. (Multi-Utilities)	236
69,563	Ampol Ltd. (Oil, Gas & Consumable Fuels)	1,201
133,508	APA Group (Gas Utilities)	992
21,823	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	476
295,341	Aurizon Holdings Ltd. (Road & Rail)	908
78,246	AusNet Services (Electric Utilities)	106
193,458	Australia & New Zealand Banking Group Ltd. (Banks)	2,413
82,839	Bendigo & Adelaide Bank Ltd. (Banks)	361
70,201	BHP Billiton Ltd. (Metals & Mining)	1,813
136,113	BHP Group Ltd. (Metals & Mining)	2,903
14,978	Brambles Ltd. (Commercial Services & Supplies)	114
1,978	Cochlear Ltd. (Health Care Equipment & Supplies)	283
9,044	Coles Group Ltd. (Food & Staples Retailing)	110
30,088	Commonwealth Bank of Australia (Banks)	1,384
16,416	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	104
11,194	CSL Ltd. (Biotechnology)	2,312
201,121	Dexus (Equity Real Estate Investment Trusts)	1,288
64,304	Fortescue Metals Group Ltd. (Metals & Mining)	755
68,557	Goodman Group (Equity Real Estate Investment Trusts)	887
25,683	LendLease Group (Real Estate Management & Development)	205
7,899	Macquarie Group Ltd. (Capital Markets)	685
104,574	Medibank Private Ltd. (Insurance)	189
149,383	Mirvac Group (Equity Real Estate Investment Trusts)	234
206,900	National Australia Bank Ltd. (Banks)	2,657
17,940	Newcrest Mining Ltd. (Metals & Mining)	407
140,321	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	434
41,362	Qantas Airways Ltd. (Airlines)	121
55,092	QBE Insurance Group Ltd. (Insurance)	342
30,588	Rio Tinto Ltd. (Metals & Mining)	2,089
73,450	Santos Ltd. (Oil, Gas & Consumable Fuels)	260
205,252	Scentre Group (Equity Real Estate Investment Trusts)	327
90,538	Stockland (Equity Real Estate Investment Trusts)	247
42,047	Sydney Airport (Transportation Infrastructure)	179
562,458	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,354
42,567	The GPT Group (Equity Real Estate Investment Trusts)	120
117,131	Transurban Group (Transportation Infrastructure)	1,195
44,996	Treasury Wine Estates Ltd. (Beverages)	289
63,839	Wesfarmers Ltd. (Food & Staples Retailing)	2,040
224,539	Westpac Banking Corp. (Banks)	2,731

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
20,593	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	$261
48,346	Woolworths Group Ltd. (Food & Staples Retailing)	1,264
35,740	Worley Ltd. (Energy Equipment & Services)	249
		37,003

	Austria — 0.15%
23,927	Erste Group Bank AG (Banks)(a)	502
10,540	OMV AG (Oil, Gas & Consumable Fuels)(a)	288
6,566	Raiffeisen Bank International AG (Banks)(a)	100
		890

	Belgium — 0.70%
4,336	Ageas SA (Insurance)	177
48,894	Anheuser-Busch InBev N.V. (Beverages)	2,631
2,942	Colruyt SA (Food & Staples Retailing)	191
6,010	Proximus SADP (Diversified Telecommunication Services)	110
1,294	Solvay SA, Class - A (Chemicals)	111
1,028	UCB SA (Pharmaceuticals)	117
20,206	Umicore SA (Chemicals)	841
		4,178

	Canada — 8.61%
9,075	Agnico Eagle Mines Ltd. (Metals & Mining)	723
29,247	Air Canada (Airlines)(a)	345
67,294	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	2,344
20,657	B2gold Corp. (Metals & Mining)	135
45,514	Bank of Montreal (Banks)	2,661
83,898	Barrick Gold Corp. (Metals & Mining)	2,356
31,672	BCE, Inc. (Diversified Telecommunication Services)	1,313
19,498	Brookfield Asset Management, Inc. (Capital Markets)	645
6,848	CAE, Inc. (Aerospace & Defense)	100
116,117	Cameco Corp. (Oil, Gas & Consumable Fuels)	1,173
3,161	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)	110
6,667	Canadian National Railway Co. (Road & Rail)	711
55,134	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	884
626	Canadian Pacific Railway Ltd. (Road & Rail)	190
11,085	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	1,117
4,454	Canadian Utilities Ltd., Class - A (Multi-Utilities)	106
9,252	Canopy Growth Corp. (Pharmaceuticals)(a)	133
3,259	CCL Industries, Inc., Class - B (Containers & Packaging)	126

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
169,544	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	$661
9,128	CGI, Inc. (IT Services)(a)	620
30,477	CI Financial Corp. (Capital Markets)	387
835	Constellation Software, Inc. (Software)	928
21,784	Cronos Group, Inc. (Pharmaceuticals)(a)	109
11,192	Dollarama, Inc. (Multiline Retail)	429
7,651	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	224
10,649	First Capital Real Estate Investment Trust (Real Estate Management & Development)	104
17,917	First Quantum Minerals Ltd. (Metals & Mining)	160
8,953	Franco-Nevada Corp. (Metals & Mining)	1,251
24,142	GFL Environmental, Inc. (Commercial Services & Supplies)	513
64,358	Great-West Lifeco, Inc. (Insurance)	1,258
27,914	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	203
12,464	Hydro One Ltd. (Electric Utilities)	264
75,889	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	909
5,430	Intact Financial Corp. (Insurance)	582
133,199	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	1,307
56,358	Keyera Corp. (Oil, Gas & Consumable Fuels)	851
10,347	Kirkland Lake Gold Ltd. (Metals & Mining)	505
36,396	Magna International, Inc. (Auto Components)	1,666
15,818	Methanex Corp. (Chemicals)	386
18,402	National Bank of Canada (Banks)	914
3,107	Nutrien Ltd. (Chemicals)	122
2,257	Onex Corp. (Diversified Financial Services)	101
55,004	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	450
3,972	Pan American Silver Corp. (Metals & Mining)	128
63,425	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	1,345
66,482	Power Corp. of Canada (Insurance)	1,303
1,971	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	113
67,963	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)	718
4,162	Ritchie Bros Auctioneers, Inc. (Commercial Services & Supplies)	247
22,615	Royal Bank of Canada (Banks)	1,588
3,968	Shopify, Inc. (IT Services)(a)	4,058
7,087	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	106
52,951	Sun Life Financial, Inc. (Insurance)	2,157
71,217	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	870
18,439	Teck Resources Ltd., Class - B (Metals & Mining)	257

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
72,937	TELUS Corp. (Diversified Telecommunication Services)	$1,284
71,727	The Bank of Nova Scotia (Banks)	2,979
25,374	The Toronto-Dominion Bank (Banks)	1,175
22,457	Thomson Reuters Corp. (Professional Services)	1,792
28,308	Wheaton Precious Metals Corp. (Metals & Mining)	1,389
20,803	Yamana Gold, Inc. (Metals & Mining)	118
		51,703

	China — 0.53%
486	BeiGene Ltd., ADR (Biotechnology)(a)	139
8,800	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	350
39,800	Tencent Holdings Ltd. (Interactive Media & Services)	2,688
		3,177

	Denmark — 2.22%
77	A.P. Moller - Maersk A/S, Class - B (Marine)	122
6,413	Ambu A/S, Class - B (Health Care Equipment & Supplies)	181
865	Carlsberg A/S, Class - B (Beverages)	117
4,942	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	783
23,055	Danske Bank A/S (Banks)	312
4,260	Demant A/S (Health Care Equipment & Supplies)(a)	134
5,336	DSV PANALPINA A/S (Road & Rail)	866
11,019	Genmab A/S (Biotechnology)(a)	3,999
3,667	H. Lundbeck A/S (Pharmaceuticals)	121
89,256	Novo Nordisk A/S, Class - B (Pharmaceuticals)	6,184
1,943	Novozymes A/S, B Shares (Chemicals)	122
1,731	Orsted A/S (Electric Utilities)	239
3,832	Tryg A/S (Insurance)	121
		13,301

	Finland — 1.27%
17,096	Fortum Oyj (Electric Utilities)	346
1,563	Kone Oyj, Class - B (Machinery)	137
38,567	Neste Oyj (Oil, Gas & Consumable Fuels)	2,030
231,473	Nokia Oyj (Communications Equipment)(a)	906
278,699	Nordea Bank Abp (Banks)(a)	2,118
4,638	Sampo Oyj, Class - A (Insurance)	184
44,232	Stora Enso Oyj, R Shares (Paper & Forest Products)	692
38,915	UPM-Kymmene Oyj (Paper & Forest Products)	1,185
		7,598

	France — 9.02%
2,325	Aeroports de Paris (Transportation Infrastructure)	231
36,115	Air Liquide SA (Chemicals)	5,724
21,976	Amundi SA (Capital Markets)	1,549
69,410	AXA SA (Insurance)	1,284

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,848	BioMerieux (Health Care Equipment & Supplies)	$289
71,443	BNP Paribas SA (Banks)	2,584
7,743	Bouygues SA (Construction & Engineering)	268
1,044	Capgemini SE (IT Services)	134
7,846	Carrefour SA (Food & Staples Retailing)	125
3,697	Compagnie de Saint-Gobain (Building Products)	155
1,644	Covivio (Equity Real Estate Investment Trusts)	115
128,849	Credit Agricole SA (Banks)	1,124
23,670	Danone SA (Food Products)	1,533
126	Dassault Aviation SA (Aerospace & Defense)	106
5,400	Dassault Systemes SE (Software)	1,007
18,756	Eiffage SA (Construction & Engineering)	1,530
13,044	Electricite de France SA (Electric Utilities)	138
70,013	Engie SA (Multi-Utilities)	935
18,890	EssilorLuxottica SA (Health Care Equipment & Supplies)	2,572
2,933	Eurazeo SE (Diversified Financial Services)(a)	159
6,004	Faurecia SE (Auto Components)	259
1,347	Gecina SA (Equity Real Estate Investment Trusts)	178
2,500	Hermes International (Textiles, Apparel & Luxury Goods)	2,153
10,657	Ingenico Group SA (Electronic Equipment, Instruments & Components)	1,651
2,878	Kering SA (Textiles, Apparel & Luxury Goods)	1,909
7,475	Klepierre SA (Equity Real Estate Investment Trusts)	105
9,537	L'Oreal SA (Personal Products)	3,103
7,080	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,312
1,962	Orpea (Health Care Providers & Services)(a)	223
8,063	Pernod Ricard SA (Beverages)	1,285
26,410	Peugeot SA (Automobiles)(a)	479
8,075	Publicis Groupe SA (Media)	260
7,299	Renault SA (Automobiles)(a)	189
12,283	Safran SA (Aerospace & Defense)(a)	1,209
40,209	Sanofi (Pharmaceuticals)	4,029
34,976	Schneider Electric SE (Electrical Equipment)	4,347
6,206	SCOR SE (Insurance)(a)	173
1,501	SEB SA (Household Durables)	244
54,064	Societe Generale SA (Banks)	718
1,544	Sodexo SA (Hotels, Restaurants & Leisure)	110
2,405	Teleperformance (Professional Services)	741
4,176	Thales SA (Aerospace & Defense)	313
62,462	TOTAL SA (Oil, Gas & Consumable Fuels)	2,145
3,472	UbiSoft Entertainment SA (Entertainment)(a)	313
3,491	Valeo SA (Auto Components)	107
15,933	Veolia Environnement SA (Multi-Utilities)	344
13,277	Vinci SA (Construction & Engineering)	1,109

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
31,487	Vivendi SA (Entertainment)	$879
3,828	Wendel SE (Diversified Financial Services)	347
4,125	Worldline SA (IT Services)(a)	338
		54,134

	Germany — 7.89%
3,061	adidas AG (Textiles, Apparel & Luxury Goods)	989
23,597	Allianz SE (Insurance)	4,529
48,363	Aroundtown SA (Real Estate Management & Development)	243
14,687	BASF SE (Chemicals)	894
15,325	Bayer AG, Registered Shares (Pharmaceuticals)	945
1,793	Bayerische Motoren Werke AG (Automobiles)	130
3,868	Beiersdorf AG (Personal Products)	439
33,975	Commerzbank AG (Banks)	167
6,091	Continental AG (Auto Components)	660
2,273	Daimler AG (Automobiles)	123
4,651	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	534
113,622	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	958
23,940	Deutsche Boerse AG (Capital Markets)	4,197
21,146	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	183
100,449	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	4,557
268,933	Deutsche Telekom AG (Diversified Telecommunication Services)	4,477
17,334	Deutsche Wohnen SE (Real Estate Management & Development)	866
77,431	E.ON SE (Multi-Utilities)	854
7,243	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	285
8,164	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	690
16,070	Fresenius SE & Co. KGAA (Health Care Providers & Services)	731
6,983	GEA Group AG (Machinery)	244
1,115	Hannover Rueckversicherung SE (Insurance)	173
1,452	Henkel AG & Co. KGAA (Household Products)	136
2,297	HOCHTIEF AG (Construction & Engineering)	178
82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,317
1,986	Knorr-Bremse AG (Machinery)	234
11,778	METRO AG (Food & Staples Retailing)	117
1,793	MTU Aero Engines AG (Aerospace & Defense)	297
2,693	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	685
3,699	Puma SE (Textiles, Apparel & Luxury Goods)(a)	332

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
3,133	RWE AG (Multi-Utilities)	$117
42,196	SAP SE (Software)	6,571
32,127	Siemens AG, Registered Shares (Industrial Conglomerates)	4,057
16,064	Siemens Energy AG (Electric Utilities)(a)	433
5,796	Siemens Healthineers AG (Health Care Equipment & Supplies)	260
10,266	Symrise AG (Chemicals)	1,418
27,670	thyssenkrupp AG (Metals & Mining)(a)	139
56,299	TUI AG (Hotels, Restaurants & Leisure)	211
1,532	Volkswagen AG (Automobiles)(a)	267
17,715	Vonovia SE (Real Estate Management & Development)	1,214
5,685	Zalando SE (Internet & Direct Marketing Retail)(a)	531
		47,382

	Hong Kong — 2.44%
483,480	AIA Group Ltd. (Insurance)	4,807
11,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	118
143,055	BOC Hong Kong Holdings Ltd. (Banks)	379
37,000	Budweiser Brewing Co. APAC Ltd. (Beverages)	108
334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(b)	—
101,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	616
28,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	131
62,593	CLP Holdings Ltd. (Electric Utilities)	585
77,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	196
105,306	Hang Seng Bank Ltd. (Banks)	1,560
87,073	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	90
122,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	162
15,200	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	716
335,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,251
9,000	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	178
43,500	Kerry Properties Ltd. (Real Estate Management & Development)	112
8,297	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	138
59,500	MTR Corp. Ltd. (Road & Rail)	295
14,472	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	4
134,000	PCCW Ltd. (Diversified Telecommunication Services)	80
57,000	Power Assets Holdings Ltd. (Electric Utilities)	300
23,756	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	306

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
56,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	$271
52,000	Techtronic Industries Co. Ltd. (Household Durables)	691
52,600	The Bank of East Asia Ltd. (Banks)	97
59,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	487
101,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	203
413,500	WH Group Ltd. (Food Products)	337
101,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	414
		14,632

	Ireland (Republic of) — 0.76%
332,317	Bank of Ireland Group PLC (Banks)	616
24,053	CRH PLC (Construction Materials)	872
3,737	DCC PLC (Industrial Conglomerates)	289
34,489	Experian PLC (Professional Services)	1,297
1,552	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	246
1,766	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	278
16,821	James Hardie Industries PLC (Construction Materials)	403
4,517	Kerry Group PLC, Class - A (Food Products)	578
		4,579

	Isle of Man — 0.08%
38,227	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	479

	Israel — 0.55%
43,244	Bank Hapoalim BM (Banks)	231
866	Nice Ltd. (Software)(a)	196
11,379	Nice Systems Ltd., ADR (Software)(a)	2,584
1,096	Wix.com Ltd. (IT Services)(a)	279
		3,290

	Italy — 1.95%
81,579	Assicurazioni Generali SpA (Insurance)	1,150
18,814	Atlantia SpA (Transportation Infrastructure)(a)	295
319,846	Enel SpA (Electric Utilities)	2,774
12,925	Eni SpA (Oil, Gas & Consumable Fuels)	101
5,008	Ferrari N.V. (Automobiles)	919
41,665	Fiat Chrysler Automobiles N.V. (Automobiles)	511
549,472	Intesa Sanpaolo SpA (Banks)(a)	1,034
17,459	Leonardo SpA (Aerospace & Defense)	102
187,061	Mediobanca Banca di Credito Finanziario SpA (Banks)	1,465
7,356	Moncler SpA (Textiles, Apparel & Luxury Goods)	301
23,414	Pirelli & C SpA (Auto Components)(a)	100
12,285	Poste Italiane SpA (Insurance)	109
110,979	Snam SpA (Oil, Gas & Consumable Fuels)	571

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
229,225	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	$1,604
81,345	Unicredit SpA (Banks)	672
		11,708

	Japan — 22.25%
27,400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	737
6,845	AGC, Inc. (Building Products)	201
26,800	Ajinomoto Co., Inc. (Food Products)	549
7,100	Alfresa Holdings Corp. (Health Care Providers & Services)	156
15,300	Amada Co. Ltd. (Machinery)	143
60,700	Aozora Bank Ltd. (Banks)	1,008
14,300	Asahi Group Holdings Ltd. (Beverages)	498
3,900	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	123
48,400	Asahi Kasei Corp. (Chemicals)	422
103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,545
26,700	Bandai Namco Holdings, Inc. (Leisure Products)	1,956
15,200	Bridgestone Corp. (Auto Components)	481
3,900	Calbee, Inc. (Food Products)	128
12,600	Casio Computer Co. Ltd. (Household Durables)	204
5,600	Central Japan Railway Co. (Road & Rail)	802
82,400	Chubu Electric Power Co. Inc. (Electric Utilities)	1,003
363,700	Concordia Financial Group Ltd. (Banks)	1,265
10,000	CyberAgent, Inc. (Media)	617
13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	271
15,900	Daicel Corp. (Chemicals)	115
2,900	Daifuku Co. Ltd. (Machinery)	293
40,900	Dai-ichi Life Holdings, Inc. (Insurance)	577
64,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,989
15,400	Daikin Industries Ltd. (Building Products)	2,846
2,579	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	229
22,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	566
3,000	Denso Corp. (Auto Components)	132
4,800	Dentsu Group, Inc. (Media)	142
800	Disco Corp. (Semiconductors & Semiconductor Equipment)	196
14,000	Eisai Co. Ltd. (Pharmaceuticals)	1,279
388,857	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,388
6,800	FamilyMart Co. Ltd. (Food & Staples Retailing)	153
12,700	FANUC Corp. (Machinery)	2,439
2,400	Fast Retailing Co. Ltd. (Specialty Retail)	1,509
13,700	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	675
10,900	Fujitsu Ltd. (IT Services)	1,489
6,500	Fukuoka Financial Group, Inc. (Banks)	109
1,900	GMO Payment Gateway, Inc. (IT Services)	204
600	Hikari Tsushin, Inc. (Specialty Retail)	143
37,100	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	1,256
12,600	Hitachi Metals Ltd. (Metals & Mining)	194

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
101,700	Honda Motor Co. Ltd. (Automobiles)	$2,415
25,800	HOYA Corp. (Health Care Equipment & Supplies)	2,913
8,800	Iida Group Holdings Co. Ltd. (Household Durables)	178
21,000	Isuzu Motors Ltd. (Automobiles)	184
100,617	ITOCHU Corp. (Trading Companies & Distributors)	2,578
5,800	Japan Airlines Co. Ltd. (Airlines)	108
20,900	Japan Exchange Group, Inc. (Capital Markets)	586
16,700	Japan Post Bank Co. Ltd. (Banks)	130
131,100	Japan Post Holdings Co. Ltd. (Insurance)	894
8,300	Japan Post Insurance Co. Ltd. (Insurance)	131
40	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	205
15,400	Japan Tobacco, Inc. (Tobacco)	281
14,800	JFE Holdings, Inc. (Metals & Mining)(a)	104
5,554	JSR Corp. (Chemicals)	132
17,100	Kajima Corp. (Construction & Engineering)	206
6,000	Kamigumi Co. Ltd. (Transportation Infrastructure)	118
101,200	KDDI Corp. (Wireless Telecommunication Services)	2,546
8,500	Keikyu Corp. (Road & Rail)	131
4,000	Keio Corp. (Road & Rail)	248
5,300	Keisei Electric Railway Co. Ltd. (Road & Rail)	150
7,000	Keyence Corp. (Electronic Equipment, Instruments & Components)	3,273
46,300	Kirin Holdings Co. Ltd., Class - C (Beverages)	870
2,100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	203
4,000	Koito Manufacturing Co. Ltd. (Auto Components)	204
15,545	Komatsu Ltd. (Machinery)	341
1,400	Kose Corp. (Personal Products)	171
39,300	Kubota Corp. (Machinery)	704
12,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	699
49,500	Kyushu Electric Power Co., Inc. (Electric Utilities)	449
5,700	Kyushu Railway Co. (Road & Rail)	122
12,400	Lion Corp. (Household Products)	255
18,300	M3, Inc. (Health Care Technology)	1,132
63,300	Marubeni Corp. (Trading Companies & Distributors)	359
4,087	Maruichi Steel Tube Ltd. (Metals & Mining)	102
21,800	Mazda Motor Corp. (Automobiles)	128
23,200	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	1,128
7,600	Medipal Holdings Corp. (Health Care Providers & Services)	152
4,800	MEIJI Holdings Co. Ltd. (Food Products)	367
9,100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	421
11,600	MISUMI Group, Inc. (Machinery)	325

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
57,145	Mitsubishi Corp. (Trading Companies & Distributors)	$1,368
103,600	Mitsubishi Electric Corp. (Electrical Equipment)	1,406
38,100	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	577
59,000	Mitsubishi Heavy Industries Ltd. (Machinery)	1,306
48,800	Mitsubishi Motors Corp. (Automobiles)	108
468,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,871
22,300	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	104
131,788	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,265
36,100	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	628
7,900	MonotaRO Co. Ltd. (Trading Companies & Distributors)	392
4,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	113
47,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	3,070
5,800	Nabtesco Corp. (Machinery)	211
7,200	Nagoya Railroad Co. Ltd. (Road & Rail)	197
14,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	861
20,200	Nexon Co. Ltd. (Entertainment)	504
17,000	Nidec Corp. (Electrical Equipment)	1,594
4,300	Nintendo Co. Ltd. (Entertainment)	2,437
35	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	198
2,800	Nippon Express Co. Ltd. (Road & Rail)	163
82	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	276
32,800	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	2,701
11,400	Nippon Steel Corp. (Metals & Mining)(a)	108
49,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,009
7,600	Nisshin Seifun Group, Inc. (Food Products)	121
2,600	Nissin Foods Holdings Co. Ltd. (Food Products)	244
4,400	Nitori Holdings Co. Ltd. (Specialty Retail)	913
24,900	Nomura Holdings, Inc. (Capital Markets)	114
17,800	Nomura Research Institute Ltd. (IT Services)	524
44,825	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	1,647
12,100	Obayashi Corp. (Construction & Engineering)	110
1,800	Obic Co. Ltd. (IT Services)	317
4,300	Odakyu Electric Railway Co. Ltd. (Road & Rail)	108
46,900	Oji Paper Co. Ltd. (Paper & Forest Products)	216
44,200	Olympus Corp. (Health Care Equipment & Supplies)	919

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
10,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	$813
6,000	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	842
10,100	ORIX Corp. (Diversified Financial Services)	126
14,300	Osaka Gas Co. Ltd. (Gas Utilities)	278
18,900	Pan Pacific International Holdings Corp. (Multiline Retail)	440
201,500	Panasonic Corp. (Household Durables)	1,717
4,900	Pigeon Corp. (Household Products)	219
7,400	Pola Orbis Holdings, Inc. (Personal Products)	140
51,800	Rakuten, Inc. (Internet & Direct Marketing Retail)	558
48,200	Recruit Holdings Co. Ltd. (Professional Services)	1,915
32,600	Resona Holdings, Inc. (Banks)	111
25,800	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	174
2,700	Rinnai Corp. (Household Durables)	263
5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	433
5,100	SBI Holdings, Inc. (Capital Markets)	132
8,000	Secom Co. Ltd. (Commercial Services & Supplies)	733
11,600	Seibu Holdings, Inc. (Industrial Conglomerates)	125
80,652	Sekisui House Ltd. (Household Durables)	1,429
6,000	SG Holdings Co. Ltd. (Air Freight & Logistics)	312
16,500	Sharp Corp. (Household Durables)	205
2,800	Shimano, Inc. (Leisure Products)	553
11,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,466
9,300	Shinsei Bank Ltd. (Banks)	115
2,100	SMC Corp. (Machinery)	1,172
73,400	Softbank Corp. (Wireless Telecommunication Services)	820
62,800	SoftBank Group Corp. (Wireless Telecommunication Services)	3,887
2,800	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	133
12,800	Sompo Holdings, Inc. (Insurance)	442
30,600	Sony Corp. (Household Durables)	2,346
45,486	Sumitomo Corp. (Trading Companies & Distributors)	548
9,700	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	128
38,348	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,072
13,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	346
3,400	Sundrug Co. Ltd. (Food & Staples Retailing)	128
3,300	Suzuken Co. Ltd. (Health Care Providers & Services)	126
13,900	Suzuki Motor Corp. (Automobiles)	596
6,800	Sysmex Corp. (Health Care Equipment & Supplies)	651
4,900	Taiheiyo Cement Corp. (Construction Materials)	125

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
7,200	Taisei Corp. (Construction & Engineering)	$244
1,900	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	125
6,300	Taiyo Nippon Sanso Corp. (Chemicals)	97
59,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,113
1,100	TDK Corp. (Electronic Equipment, Instruments & Components)	120
52,200	Terumo Corp. (Health Care Equipment & Supplies)	2,079
2,900	The Bank of Kyoto Ltd. (Banks)	140
22,400	The Chiba Bank Ltd. (Banks)	124
9,942	The Chugoku Electric Power Company, Inc. (Electric Utilities)	124
27,000	The Kansai Electric Power Co., Inc. (Electric Utilities)	262
182,500	The Shizuoka Bank Ltd. (Banks)	1,261
8,000	THK Co. Ltd. (Machinery)	201
3,500	Tobu Railway Co. Ltd. (Road & Rail)	108
4,500	Toho Gas Co. Ltd. (Gas Utilities)	223
16,300	Tohoku Electric Power Co., Inc. (Electric Utilities)	163
24,600	Tokio Marine Holdings, Inc. (Insurance)	1,077
171,900	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	473
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,299
24,000	Tokyu Corp. (Road & Rail)	312
26,100	Toray Industries, Inc. (Chemicals)	119
7,000	Toyo Suisan Kaisha Ltd. (Food Products)	370
21,600	Toyota Industries Corp. (Auto Components)	1,367
97,000	Toyota Motor Corp. (Automobiles)	6,438
6,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	190
6,427	Trend Micro, Inc. (Software)	392
1,500	Tsuruha Holdings, Inc. (Food & Staples Retailing)	213
16,500	Unicharm Corp. (Household Products)	738
21,200	USS Co. Ltd. (Specialty Retail)	379
15,500	West Japan Railway Co. (Road & Rail)	766
21,900	Yamada Denki Co. Ltd. (Specialty Retail)	109
13,100	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	345
6,600	Yamazaki Baking Co. Ltd. (Food Products)	115
9,200	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	360
25,700	Z Holdings Corp. (Interactive Media & Services)	172
		133,612

	Jersey — 0.25%
387,007	Glencore PLC (Metals & Mining)(a)	802
88,265	WPP PLC (Media)	693
		1,495

	Luxembourg — 0.02%
9,194	ArcelorMittal SA (Metals & Mining)(a)	122

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands — 3.46%
57,506	ABN AMRO Group N.V. (Banks)(a)	$481
425	Adyen N.V. (IT Services)(a)	784
70,142	AEGON N.V. (Insurance)	182
8,378	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	211
23,020	Airbus SE (Aerospace & Defense)	1,669
29,390	Akzo Nobel N.V. (Chemicals)	2,971
12,377	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	4,571
16,726	CNH Industrial N.V. (Machinery)	129
6,020	Heineken N.V. (Beverages)	536
149,023	ING Groep N.V. (Banks)(a)	1,063
1,268	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	142
61,945	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,831
15,440	Koninklijke DSM N.V. (Chemicals)	2,542
11,545	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	650
5,828	NN Group N.V. (Insurance)	218
18,507	Prosus N.V. (Internet & Direct Marketing Retail)(a)	1,708
4,181	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	128
11,488	Wolters Kluwer N.V. (Professional Services)	980
		20,796

	New Zealand — 0.23%
60,589	Auckland International Airport Ltd. (Transportation Infrastructure)	294
25,101	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	554
38,532	Mercury NZ Ltd. (Electric Utilities)	130
48,979	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	161
16,268	Ryman Healthcare Ltd. (Health Care Providers & Services)	153
36,835	Spark New Zealand Ltd. (Diversified Telecommunication Services)	115
		1,407

	Norway — 0.51%
67,459	DNB ASA (Banks)(a)	940
108,907	Equinor ASA (Oil, Gas & Consumable Fuels)	1,544
24,253	Mowi ASA (Food Products)	432
7,079	Telenor ASA (Diversified Telecommunication Services)	119
		3,035

	Papua New Guinea — 0.04%
122,619	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	234

	Portugal — 0.36%
400,153	EDP - Energias de Portugal SA (Electric Utilities)	1,968
10,338	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	166
		2,134

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore — 0.86%
237,472	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	$569
231,944	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	281
58,000	CapitaLand Ltd. (Real Estate Management & Development)	116
57,800	DBS Group Holdings Ltd. (Banks)	850
18,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	116
58,700	Singapore Airlines Ltd. (Airlines)	150
18,700	Singapore Exchange Ltd. (Capital Markets)	126
540,700	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	1,378
8,100	United Overseas Bank Ltd. (Banks)	114
457,800	Wilmar International Ltd. (Food Products)	1,487
		5,187

	South Korea — 0.27%
32,902	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,634

	Spain — 1.76%
10,616	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	240
2,654	Aena SME SA (Transportation Infrastructure)	369
17,290	Amadeus IT Group SA (IT Services)	960
1,153,263	Banco Santander SA (Banks)	2,151
24,325	Bankinter SA (Banks)	105
140,428	CaixaBank SA (Banks)	298
3,037	Cellnex Telecom SA (Diversified Telecommunication Services)	184
11,451	Endesa SA (Electric Utilities)	306
4,343	Ferrovial SA (Construction & Engineering)	105
7,320	Grifols SA, ADR (Biotechnology)	127
4,458	Grifols SA (Biotechnology)	128
253,231	Iberdrola SA (Electric Utilities)	3,117
41,666	Industria de Diseno Textil SA (Specialty Retail)	1,153
102,050	Mapfre SA (Insurance)	160
14,150	Naturgy Energy Group SA (Gas Utilities)	284
17,123	Red Electrica Corp. SA (Electric Utilities)	321
66,659	Repsol SA (Oil, Gas & Consumable Fuels)	450
29,981	Telefonica SA (Diversified Telecommunication Services)	103
		10,561

	Sweden — 2.39%
38,059	Assa Abloy AB, B Shares (Building Products)	890
25,498	Atlas Copco AB, A Shares (Machinery)	1,216
14,818	Atlas Copco AB, B Shares (Machinery)	619
8,564	Electrolux AB, B Shares (Household Durables)	199
24,908	Essity AB, Class - B (Household Products)(a)	841
23,886	Hennes & Mauritz AB, B Shares (Specialty Retail)	412
15,868	Husqvarna AB (Household Durables)	175

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
2,566	ICA Gruppen AB (Food & Staples Retailing)	$130
6,435	Kinnevik AB, Class - B (Diversified Financial Services)(a)	5
6,435	Kinnevik AB, Class - B (Diversified Financial Services)	261
35,660	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	1,764
6,416	Sandvik AB (Machinery)(a)	126
61,801	Skandinaviska Enskilda Banken AB, Class - A (Banks)(a)	549
33,960	Skanska AB, B Shares (Construction & Engineering)(a)	717
36,959	SKF AB, B Shares (Machinery)	763
59,077	Svenska Handelsbanken AB, A Shares (Banks)(a)	494
34,388	Swedbank AB, A Shares (Banks)(a)	539
6,980	Swedish Match AB (Tobacco)	571
24,390	Tele2 AB, B Shares (Wireless Telecommunication Services)	344
97,622	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	1,069
95,151	Telia Co. AB (Diversified Telecommunication Services)	389
117,701	Volvo AB, B Shares (Machinery)	2,262
		14,335

	Switzerland — 9.24%
135,931	ABB Ltd., Registered Shares (Electrical Equipment)	3,457
13,310	Alcon, Inc. (Health Care Equipment & Supplies)	755
1,838	Baloise Holding AG, Registered Shares (Insurance)	271
116	Barry Callebaut AG, Registered Shares (Food Products)	258
44	Chocoladefabriken Lindt & Spruengli AG (Food Products)	372
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	446
14,421	Coca-Cola HBC AG (Beverages)	356
19,821	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	1,331
37,799	Credit Suisse Group AG, Registered Shares (Capital Markets)	377
761	EMS-Chemie Holding AG (Chemicals)	684
29,865	Idorsia Ltd. (Biotechnology)(a)	802
5,080	Kuehne & Nagel International AG, Registered Shares (Marine)	987
4,467	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)	2,757
8,432	Medacta Group SA (Health Care Equipment & Supplies)(a)	789
115,521	Nestle SA, Registered Shares (Food Products)	13,753
85,767	Novartis AG, Registered Shares (Pharmaceuticals)	7,449
441	Partners Group Holding AG (Capital Markets)	406
31,573	Roche Holding AG (Pharmaceuticals)	10,818

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
500	SGS SA, Registered Shares (Professional Services)	$1,340
504	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)	128
1,212	Swiss Life Holding AG (Insurance)	459
3,688	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	335
9,698	Swiss Re AG (Insurance)	720
1,212	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	642
6,058	Temenos AG, Registered Shares (Software)	814
1,098	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	256
280,613	UBS Group AG (Capital Markets)	3,136
871	Vifor Pharma AG (Pharmaceuticals)	119
4,186	Zurich Financial Services AG (Insurance)	1,459
		55,476

	United Kingdom — 11.54%
38,163	3i Group PLC (Capital Markets)	490
5,633	Admiral Group PLC (Insurance)	190
46,639	Anglo American PLC (Metals & Mining)	1,128
17,119	Ashtead Group PLC (Trading Companies & Distributors)	616
22,747	Associated British Foods PLC (Food Products)	548
53,275	AstraZeneca PLC (Pharmaceuticals)	5,819
31,506	Auto Trader Group PLC (Interactive Media & Services)	229
27,235	Aveva Group PLC (Software)	1,680
380,982	Aviva PLC (Insurance)	1,408
125,391	BAE Systems PLC (Aerospace & Defense)	779
74,250	Barratt Developments PLC (Household Durables)	455
798,608	BP PLC (Oil, Gas & Consumable Fuels)	2,309
122,235	British American Tobacco PLC (Tobacco)	4,384
48,150	British Land Co. PLC (Equity Real Estate Investment Trusts)	210
12,788	Bunzl PLC (Trading Companies & Distributors)	413
44,208	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	886
16,992	Carnival PLC (Hotels, Restaurants & Leisure)	216
22,254	Coca-Cola European Partners PLC (Beverages)	863
68,980	Compass Group PLC (Hotels, Restaurants & Leisure)	1,036
19,467	Diageo PLC (Beverages)	669
8,558	Ferguson PLC (Trading Companies & Distributors)	861
176,859	GlaxoSmithKline PLC (Pharmaceuticals)	3,315
14,664	Halma PLC (Electronic Equipment, Instruments & Components)	443
13,067	Hargreaves Lansdown PLC (Capital Markets)	263

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
6,791	Hikma Pharmaceuticals PLC (Pharmaceuticals)	$228
227,374	HSBC Holdings PLC (Banks)	889
98,505	Imperial Brands PLC (Tobacco)	1,740
278,038	Informa PLC (Media)(a)	1,347
6,566	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	345
6,129	Intertek Group PLC (Professional Services)	500
72,003	J Sainsbury PLC (Food & Staples Retailing)	177
7,625	Johnson Matthey PLC (Chemicals)	232
118,900	Kingfisher PLC (Specialty Retail)	455
26,793	Land Securities Group PLC (Equity Real Estate Investment Trusts)	180
230,229	Legal & General Group PLC (Insurance)	562
9,577	Linde PLC (Chemicals)	2,264
12,311	London Stock Exchange Group PLC (Capital Markets)	1,412
56,079	M&G PLC (Diversified Financial Services)	116
98,922	Meggitt PLC (Aerospace & Defense)	328
194,729	Melrose Industries PLC (Electrical Equipment)	289
18,592	Mondi PLC (Paper & Forest Products)	393
137,511	National Grid PLC (Multi-Utilities)	1,579
5,049	Next PLC (Multiline Retail)	387
17,550	Ocado Group PLC (Internet & Direct Marketing Retail)(a)	621
16,942	Pearson PLC (Media)	120
14,218	Persimmon PLC (Household Durables)	453
27,727	Prudential PLC (Insurance)	398
39,125	RecKitt Benckiser Group PLC (Household Products)	3,814
108,450	RELX PLC (Professional Services)	2,413
70,222	Rentokil Initial PLC (Commercial Services & Supplies)(a)	485
66,751	Rio Tinto PLC (Metals & Mining)	4,016
75,818	Rolls-Royce Holdings PLC (Aerospace & Defense)	126
76,871	RSA Insurance Group PLC (Insurance)	449
3,268	Schroders PLC (Capital Markets)	113
41,641	Segro PLC (Equity Real Estate Investment Trusts)	501
8,382	Severn Trent PLC (Water Utilities)	264
9,610	Smith & Nephew PLC (Health Care Equipment & Supplies)	188
12,142	Smiths Group PLC (Industrial Conglomerates)	215
2,797	Spirax-Sarco Engineering PLC (Machinery)	398
44,660	SSE PLC (Electric Utilities)	695
9,471	St. James Place PLC (Capital Markets)	114
39,246	Standard Life Aberdeen PLC (Diversified Financial Services)	114
582,105	Tesco PLC (Food & Staples Retailing)	1,597
12,537	The Sage Group PLC (Software)	116
18,373	The Weir Group PLC (Machinery)	296
62,331	Unilever N.V. (Personal Products)	3,785
64,435	Unilever PLC (Personal Products)	3,971

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
10,568	United Utilities Group PLC (Water Utilities)	$117
7,653	Whitbread PLC (Hotels, Restaurants & Leisure)	209
470,840	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,033
		69,254

	Total Common Stocks	573,336

	Preferred Stocks — 0.54%
	Germany — 0.54%
3,034	Henkel AG & Co. KGAA - Preferred (Household Products)	317
4,982	Porsche Automobil Holding SE - Preferred (Automobiles)(a)	296
1,461	Sartorius AG - Preferred (Health Care Equipment & Supplies)	599
12,574	Volkswagen AG - Preferred (Automobiles)(a)	2,023

	Total Preferred Stocks	3,235

	Investment Companies — 2.36%
4,053	Dreyfus Treasury Securities Cash Management, Institutional Shares, 0.01%(c)	4
14,136,242	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(c)	14,136

	Total Investment Companies	14,140

	Purchased Options on Futures — 0.06%
	Total Purchased Options on Futures	338

	Total Investments (cost $475,103) — 98.47%	591,049
	Other assets in excess of liabilities — 1.53%	9,199

	Net Assets - 100.00%	$600,248

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2020.
(c)	The rate disclosed is the rate in effect on September 30, 2020.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The International Equity Portfolio	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	95.51%	-	95.51%
Preferred Stocks	0.54%	-	0.54%
Investment Companies	2.36%	0.00%	2.36%
Purchased Options on Futures	0.06%	-	0.06%
Other Assets (Liabilities)	0.80%	0.73%	1.53%
Total Net Assets	99.27%	0.73%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2020.

Futures Contracts Purchased^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	4	12/18/20	$671	$2
MSCI EAFE Index Future	26	12/18/20	2,409	(32)
			$3,080	$(30)

Total Unrealized Appreciation	$2
Total Unrealized Depreciation	(32)
Total Net Unrealized Appreciation/(Depreciation)	$(30)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	24	$3,744	$3,120.00	10/16/20	$(15)
E-Mini S&P 500 Future Option	Put	11	1,711	3,110.00	10/16/20	(6)
E-Mini S&P 500 Future Option	Put	30	4,500	3,000.00	10/16/20	(8)
E-Mini S&P 500 Future Option	Put	30	4,575	3,050.00	10/30/20	(29)
E-Mini S&P 500 Future Option	Put	11	1,634	2,970.00	10/30/20	(7)
E-Mini S&P 500 Future Option	Put	11	1,617	2,940.00	10/30/20	(6)
E-Mini S&P 500 Future Option	Put	10	1,375	2,750.00	11/20/20	(8)
E-Mini S&P 500 Future Option	Put	22	3,366	3,060.00	11/20/20	(56)
E-Mini S&P 500 Future Option	Put	11	1,568	2,850.00	11/20/20	(12)
E-Mini S&P 500 Future Option	Put	20	2,800	2,800.00	11/20/20	(19)
E-Mini S&P 500 Future Option	Put	20	3,070	3,070.00	11/30/20	(62)
E-Mini S&P 500 Future Option	Put	22	3,333	3,030.00	12/18/20	(82)
E-Mini S&P 500 Future Option	Put	10	1,360	2,720.00	12/18/20	(14)
E-Mini S&P 500 Future Option	Put	10	1,350	2,700.00	12/18/20	(14)
						$(338)

Exchanged-traded options on futures contacts purchased as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	12	$2,010	$3,350.00	10/16/20	$38
E-Mini S&P 500 Future Option	Put	15	2,438	3,250.00	10/16/20	24
E-Mini S&P 500 Future Option	Put	15	2,475	3,300.00	10/30/20	51
E-Mini S&P 500 Future Option	Put	11	1,843	3,350.00	11/20/20	72
E-Mini S&P 500 Future Option	Put	10	1,675	3,350.00	11/30/20	71
E-Mini S&P 500 Future Option	Put	11	1,815	3,300.00	12/18/20	82
						$338

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 61.45%
	Australia — 4.22%
11,334	Afterpay Ltd. (IT Services)(a)	$668
33,909	AGL Energy Ltd. (Multi-Utilities)	331
182,366	AMP Ltd. (Diversified Financial Services)	172
13,251	Ampol Ltd. (Oil, Gas & Consumable Fuels)	229
62,613	APA Group (Gas Utilities)	465
30,497	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	664
10,389	ASX Ltd. (Capital Markets)	607
103,636	Aurizon Holdings Ltd. (Road & Rail)	319
98,249	AusNet Services (Electric Utilities)	133
152,069	Australia & New Zealand Banking Group Ltd. (Banks)	1,897
157,667	BHP Billiton Ltd. (Metals & Mining)	4,072
113,148	BHP Group Ltd. (Metals & Mining)	2,413
26,827	BlueScope Steel Ltd. (Metals & Mining)	247
84,043	Brambles Ltd. (Commercial Services & Supplies)	638
5,154	CIMIC Group Ltd. (Construction & Engineering)(a)	69
26,894	Coca-Cola Amatil Ltd. (Beverages)	184
3,610	Cochlear Ltd. (Health Care Equipment & Supplies)	516
70,787	Coles Group Ltd. (Food & Staples Retailing)	862
94,719	Commonwealth Bank of Australia (Banks)	4,358
25,832	Computershare Ltd. (IT Services)	228
19,764	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	126
24,284	CSL Ltd. (Biotechnology)	5,015
58,182	Dexus (Equity Real Estate Investment Trusts)	373
85,923	Evolution Mining Ltd. (Metals & Mining)	359
91,579	Fortescue Metals Group Ltd. (Metals & Mining)	1,076
88,997	Goodman Group (Equity Real Estate Investment Trusts)	1,151
122,638	Insurance Australia Group Ltd. (Insurance)	388
35,098	LendLease Group (Real Estate Management & Development)(b)	280
18,070	Macquarie Group Ltd. (Capital Markets)	1,567
6,771	Magellan Financial Group Ltd. (Capital Markets)	279
146,142	Medibank Private Ltd. (Insurance)	264
208,758	Mirvac Group (Equity Real Estate Investment Trusts)	327
171,315	National Australia Bank Ltd. (Banks)	2,200
43,566	Newcrest Mining Ltd. (Metals & Mining)	988
39,271	Northern Star Resources Ltd. (Metals & Mining)	389
21,468	Orica Ltd. (Chemicals)	239
93,460	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	289
53,562	Qantas Airways Ltd. (Airlines)	157
80,240	QBE Insurance Group Ltd. (Insurance)	499
10,044	Ramsay Health Care Ltd. (Health Care Providers & Services)	479
2,796	REA Group Ltd. (Interactive Media & Services)	223
19,939	Rio Tinto Ltd. (Metals & Mining)	1,362
93,960	Santos Ltd. (Oil, Gas & Consumable Fuels)	332

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
278,000	Scentre Group (Equity Real Estate Investment Trusts)	$442
17,748	SEEK Ltd. (Professional Services)	274
23,949	Sonic Healthcare Ltd. (Health Care Providers & Services)	568
260,011	South32 Ltd. (Metals & Mining)	386
126,527	Stockland (Equity Real Estate Investment Trusts)	346
66,913	Suncorp Group Ltd. (Insurance)	408
69,588	Sydney Airport (Transportation Infrastructure)	295
117,482	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	283
220,896	Telstra Corp. Ltd. (Diversified Telecommunication Services)	442
103,369	The GPT Group (Equity Real Estate Investment Trusts)	291
19,694	TPG Telecom Ltd. (Diversified Telecommunication Services)(a)	104
146,842	Transurban Group (Transportation Infrastructure)	1,500
38,205	Treasury Wine Estates Ltd. (Beverages)	245
206,048	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	206
5,716	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	97
60,797	Wesfarmers Ltd. (Food & Staples Retailing)	1,943
193,520	Westpac Banking Corp. (Banks)	2,353
7,602	WiseTech Global Ltd. (Software)	142
51,937	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	659
67,652	Woolworths Group Ltd. (Food & Staples Retailing)	1,769
		50,187

	Austria — 0.09%
3,863	ANDRITZ AG (Machinery)	119
14,825	Erste Group Bank AG (Banks)(a)	311
7,815	OMV AG (Oil, Gas & Consumable Fuels)(a)	214
7,855	Raiffeisen Bank International AG (Banks)(a)(b)	120
3,613	Verbund AG (Electric Utilities)	197
6,158	Voestalpine AG (Metals & Mining)	162
		1,123

	Belgium — 0.55%
9,474	Ageas SA (Insurance)	388
40,843	Anheuser-Busch InBev N.V. (Beverages)	2,199
2,938	Colruyt SA (Food & Staples Retailing)	191
1,639	Elia Group SA/NV (Electric Utilities)(b)	164
2,231	Galapagos N.V. (Biotechnology)(a)(b)	316
6,159	Groupe Bruxelles Lambert SA (Diversified Financial Services)	555
13,258	KBC Group N.V. (Banks)	665
8,072	Proximus SADP (Diversified Telecommunication Services)	147
818	Sofina SA (Diversified Financial Services)	223
3,933	Solvay SA, Class - A (Chemicals)	338
2,432	Telenet Group Holding N.V. (Media)	94
6,709	UCB SA (Pharmaceuticals)	762

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium (continued)
10,460	Umicore SA (Chemicals)(b)	$435
		6,477

	China — 0.10%
2,143	BeiGene Ltd., ADR (Biotechnology)(a)	614
11,700	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	465
38,000	Microport Scientific Corp. (Health Care Equipment & Supplies)	152
		1,231

	Denmark — 1.58%
171	A.P. Moller - Maersk A/S, Class - A (Marine)	250
358	A.P. Moller - Maersk A/S, Class - B (Marine)	566
8,664	Ambu A/S, Class - B (Health Care Equipment & Supplies)	244
5,677	Carlsberg A/S, Class - B (Beverages)	765
5,597	Christian Hansen Holding A/S (Chemicals)(b)	621
6,432	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	1,019
36,602	Danske Bank A/S (Banks)	495
5,857	Demant A/S (Health Care Equipment & Supplies)(a)	184
11,135	DSV PANALPINA A/S (Road & Rail)	1,807
3,502	Genmab A/S (Biotechnology)(a)(b)	1,271
6,795	GN Store Nord A/S (Health Care Equipment & Supplies)	512
4,018	H. Lundbeck A/S (Pharmaceuticals)	132
92,671	Novo Nordisk A/S, Class - B (Pharmaceuticals)	6,423
11,331	Novozymes A/S, B Shares (Chemicals)	713
10,213	Orsted A/S (Electric Utilities)(b)	1,408
5,307	Pandora A/S (Textiles, Apparel & Luxury Goods)	383
6,414	Tryg A/S (Insurance)	202
10,705	Vestas Wind Systems A/S (Electrical Equipment)	1,730
		18,725

	Finland — 0.76%
7,548	Elisa Oyj (Diversified Telecommunication Services)	444
23,569	Fortum Oyj (Electric Utilities)	476
18,340	Kone Oyj, Class - B (Machinery)	1,611
22,871	Neste Oyj (Oil, Gas & Consumable Fuels)	1,204
303,646	Nokia Oyj (Communications Equipment)(a)	1,188
174,999	Nordea Bank Abp (Banks)(a)	1,330
5,580	Orion Oyj, Class - B (Pharmaceuticals)	253
24,996	Sampo Oyj, Class - A (Insurance)	990
30,871	Stora Enso Oyj, R Shares (Paper & Forest Products)	483
28,892	UPM-Kymmene Oyj (Paper & Forest Products)	879
23,550	Wartsila Oyj Abp (Machinery)	185
		9,043

	France — 6.24%
10,054	Accor SA (Hotels, Restaurants & Leisure)(b)	281

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,575	Aeroports de Paris (Transportation Infrastructure)	$156
25,324	Air Liquide SA (Chemicals)	4,014
10,193	Alstom SA (Machinery)(a)(b)	509
3,218	Amundi SA (Capital Markets)(b)	227
3,660	Arkema SA (Chemicals)	388
5,215	Atos SE (IT Services)	419
103,676	AXA SA (Insurance)	1,919
2,198	BioMerieux (Health Care Equipment & Supplies)	344
60,264	BNP Paribas SA (Banks)	2,180
46,827	Bollore SA (Air Freight & Logistics)	174
12,093	Bouygues SA (Construction & Engineering)^	418
15,589	Bureau Veritas SA (Professional Services)(b)	351
8,705	Capgemini SE (IT Services)	1,116
33,424	Carrefour SA (Food & Staples Retailing)	534
9,109	CNP Assurances (Insurance)	114
27,999	Compagnie de Saint-Gobain (Building Products)	1,173
9,191	Compagnie Generale des Etablissements Michelin (Auto Components)	986
2,980	Covivio (Equity Real Estate Investment Trusts)	209
61,232	Credit Agricole SA (Banks)	534
33,094	Danone SA (Food Products)	2,143
133	Dassault Aviation SA (Aerospace & Defense)(b)	112
7,137	Dassault Systemes SE (Software)	1,331
13,274	Edenred (Commercial Services & Supplies)	596
4,675	Eiffage SA (Construction & Engineering)(b)	382
32,940	Electricite de France SA (Electric Utilities)	348
98,663	Engie SA (Multi-Utilities)	1,318
15,248	EssilorLuxottica SA (Health Care Equipment & Supplies)	2,076
2,086	Eurazeo SE (Diversified Financial Services)(a)	113
700	Eurofins Scientific SE (Life Sciences Tools & Services)	555
4,029	Faurecia SE (Auto Components)	174
2,433	Gecina SA (Equity Real Estate Investment Trusts)(b)	320
23,349	Getlink SE (Transportation Infrastructure)	316
1,692	Hermes International (Textiles, Apparel & Luxury Goods)	1,457
1,582	ICADE (Equity Real Estate Investment Trusts)	89
785	Iliad SA (Diversified Telecommunication Services)(b)	144
3,212	Ingenico Group SA (Electronic Equipment, Instruments & Components)	498
2,001	Ipsen SA (Pharmaceuticals)	209
4,517	JCDecaux SA (Media)(b)	78
4,061	Kering SA (Textiles, Apparel & Luxury Goods)	2,694
10,440	Klepierre SA (Equity Real Estate Investment Trusts)^	146
4,561	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	167
14,369	Legrand SA (Electrical Equipment)	1,144

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
13,517	L'Oreal SA (Personal Products)	$4,398
14,904	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	6,973
50,196	Natixism SA (Capital Markets)	113
107,918	Orange SA (Diversified Telecommunication Services)(b)	1,124
2,743	Orpea (Health Care Providers & Services)(a)(b)	312
11,389	Pernod Ricard SA (Beverages)	1,815
31,210	Peugeot SA (Automobiles)(a)	565
11,483	Publicis Groupe SA (Media)^	370
1,198	Remy Cointreau SA (Beverages)	219
10,200	Renault SA (Automobiles)(a)(b)	265
17,190	Safran SA (Aerospace & Defense)(a)	1,691
60,675	Sanofi (Pharmaceuticals)	6,081
1,467	Sartorius Stedim Biotech (Life Sciences Tools & Services)	506
29,603	Schneider Electric SE (Electrical Equipment)(b)	3,680
8,414	SCOR SE (Insurance)(a)	234
1,201	SEB SA (Household Durables)	195
43,021	Societe Generale SA (Banks)	571
4,695	Sodexo SA (Hotels, Restaurants & Leisure)	335
18,339	Suez SA (Multi-Utilities)	339
3,180	Teleperformance (Professional Services)	981
5,654	Thales SA (Aerospace & Defense)	424
132,630	TOTAL SA (Oil, Gas & Consumable Fuels)	4,554
4,802	UbiSoft Entertainment SA (Entertainment)(a)	433
7,343	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	271
12,151	Valeo SA (Auto Components)	373
28,598	Veolia Environnement SA (Multi-Utilities)	617
27,778	Vinci SA (Construction & Engineering)	2,320
44,854	Vivendi SA (Entertainment)	1,252
1,423	Wendel SE (Diversified Financial Services)	129
7,276	Worldline SA (IT Services)(a)(b)	596
		74,192

	Germany — 5.52%
10,198	adidas AG (Textiles, Apparel & Luxury Goods)	3,293
22,321	Allianz SE (Insurance)	4,284
61,143	Aroundtown SA (Real Estate Management & Development)(b)	307
49,195	BASF SE (Chemicals)	2,995
52,586	Bayer AG, Registered Shares (Pharmaceuticals)	3,244
17,896	Bayerische Motoren Werke AG (Automobiles)	1,299
5,349	Beiersdorf AG (Personal Products)	607
8,199	Brenntag AG (Trading Companies & Distributors)	521
2,136	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	270
53,166	Commerzbank AG (Banks)	261
5,837	Continental AG (Auto Components)	632
9,578	Covestro AG (Chemicals)(b)	475
45,894	Daimler AG (Automobiles)	2,475
7,021	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	806

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
104,192	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	$878
10,189	Deutsche Boerse AG (Capital Markets)	1,786
15,967	Deutsche Lufthansa AG, Registered Shares (Airlines)^(a)	138
53,036	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	2,406
178,491	Deutsche Telekom AG (Diversified Telecommunication Services)	2,972
18,493	Deutsche Wohnen SE (Real Estate Management & Development)	924
120,564	E.ON SE (Multi-Utilities)	1,329
11,128	Evonik Industries AG (Chemicals)	288
2,496	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)^	98
11,309	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	956
22,639	Fresenius SE & Co. KGAA (Health Care Providers & Services)	1,029
8,141	GEA Group AG (Machinery)	285
3,200	Hannover Rueckversicherung SE (Insurance)	495
7,897	HeidelbergCement AG (Construction Materials)	482
5,515	Henkel AG & Co. KGAA (Household Products)	516
1,445	HOCHTIEF AG (Construction & Engineering)(b)	112
67,129	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	1,892
3,447	KION Group AG (Machinery)(b)	294
3,573	Knorr-Bremse AG (Machinery)	421
4,409	Lanxess AG (Chemicals)	252
3,773	LEG Immobilien AG (Real Estate Management & Development)	538
6,858	Merck KGAA (Pharmaceuticals)	1,000
10,874	METRO AG (Food & Staples Retailing)	108
2,817	MTU Aero Engines AG (Aerospace & Defense)	467
7,549	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	1,919
3,064	Nemetschek SE (Software)	224
4,402	Puma SE (Textiles, Apparel & Luxury Goods)(a)	396
34,240	RWE AG (Multi-Utilities)	1,282
56,010	SAP SE (Software)	8,722
5,710	Scout24 AG (Interactive Media & Services)(b)	498
40,929	Siemens AG, Registered Shares (Industrial Conglomerates)	5,168
20,465	Siemens Energy AG (Electric Utilities)(a)	552
13,522	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	607
6,827	Symrise AG (Chemicals)(b)	943
6,899	TeamViewer AG (Software)(a)(b)	340
55,254	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	141
21,473	thyssenkrupp AG (Metals & Mining)(a)	108

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
10,681	Uniper SE (Independent Power and Renewable Electricity Producers)	$345
5,973	United Internet AG (Diversified Telecommunication Services)(b)	228
1,723	Volkswagen AG (Automobiles)(a)	301
27,760	Vonovia SE (Real Estate Management & Development)	1,903
8,051	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	752
		65,564

	Hong Kong — 1.96%
648,718	AIA Group Ltd. (Insurance)	6,448
16,310	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)(b)	167
196,195	BOC Hong Kong Holdings Ltd. (Banks)	520
91,400	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	267
588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(c)	—
137,200	CK Asset Holdings Ltd. (Real Estate Management & Development)	674
143,410	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	869
35,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	164
87,219	CLP Holdings Ltd. (Electric Utilities)	814
17,900	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	68
115,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	778
107,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	275
40,539	Hang Seng Bank Ltd. (Banks)	601
76,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	285
140,877	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	146
200,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	266
565,950	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	822
64,700	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	3,046
61,940	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	231
11,800	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	234
35,000	Kerry Properties Ltd. (Real Estate Management & Development)	90
11,594	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	193
81,500	MTR Corp. Ltd. (Road & Rail)	404
81,310	New World Development Co. Ltd. (Real Estate Management & Development)	397
24,300	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	6
225,000	PCCW Ltd. (Diversified Telecommunication Services)(b)	135

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
76,368	Power Assets Holdings Ltd. (Electric Utilities)	$403
128,660	Sands China Ltd. (Hotels, Restaurants & Leisure)	499
165,429	Sino Land Co. Ltd. (Real Estate Management & Development)	194
105,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	124
69,360	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	894
26,430	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	128
62,000	Swire Properties Ltd. (Real Estate Management & Development)	164
73,000	Techtronic Industries Co. Ltd. (Household Durables)	971
69,400	The Bank of East Asia Ltd. (Banks)	128
112,236	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	920
508,000	WH Group Ltd. (Food Products)(b)	414
92,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	377
82,800	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	133
		23,249

	Ireland (Republic of) — 0.67%
42,149	CRH PLC (Construction Materials)(b)	1,528
5,222	DCC PLC (Industrial Conglomerates)(b)	404
48,703	Experian PLC (Professional Services)	1,829
8,309	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	1,319
23,508	James Hardie Industries PLC (Construction Materials)	563
8,602	Kerry Group PLC, Class - A (Food Products)	1,102
8,164	Kingspan Group PLC (Building Products)(a)	743
11,993	Smurfit Kappa Group PLC (Containers & Packaging)	471
		7,959

	Isle of Man — 0.03%
30,923	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	387

	Israel — 0.37%
2,521	Azrieli Group Ltd. (Real Estate Management & Development)	113
60,224	Bank Hapoalim BM (Banks)	322
77,815	Bank Leumi Le (Banks)	342
6,177	Check Point Software Technologies Ltd. (Software)(a)	743
2,209	CyberArk Software Ltd. (Software)(a)	228
1,406	Elbit Systems Ltd. (Aerospace & Defense)	171
37,371	ICL Group Ltd. (Chemicals)(b)	132
1	Isracard Ltd. (Consumer Finance)	—
61,769	Israel Discount Bank Ltd., Class - A (Banks)	167
7,482	Mizrahi Tefahot Bank Ltd. (Banks)	133
3,383	Nice Ltd. (Software)(a)	768

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel (continued)
59,477	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	$536
2,771	Wix.com Ltd. (IT Services)(a)	706
		4,361

	Italy — 1.30%
59,838	Assicurazioni Generali SpA (Insurance)	843
27,120	Atlantia SpA (Transportation Infrastructure)(a)	425
30,820	Davide Campari-Milano N.V. (Beverages)	336
1,336	Diasorin SpA (Health Care Equipment & Supplies)	269
435,320	Enel SpA (Electric Utilities)(b)	3,777
136,629	Eni SpA (Oil, Gas & Consumable Fuels)^	1,067
6,811	Ferrari N.V. (Automobiles)	1,249
58,227	Fiat Chrysler Automobiles N.V. (Automobiles)	715
32,335	FinecoBank Banca Fineco SpA (Banks)	445
12,736	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	140
883,100	Intesa Sanpaolo SpA (Banks)(a)(b)	1,661
21,476	Leonardo SpA (Aerospace & Defense)	125
32,957	Mediobanca Banca di Credito Finanziario SpA (Banks)	258
10,280	Moncler SpA (Textiles, Apparel & Luxury Goods)	421
19,988	Nexi SpA (IT Services)(a)(b)	401
24,226	Pirelli & C SpA (Auto Components)(a)(b)	104
27,724	Poste Italiane SpA (Insurance)(b)	246
12,806	Prusmian SpA (Electrical Equipment)	372
5,549	Recordati SpA (Pharmaceuticals)	284
107,850	Snam SpA (Oil, Gas & Consumable Fuels)	555
443,716	Telecom Italia SpA (Diversified Telecommunication Services)	178
319,861	Telecom Italia SpA (Diversified Telecommunication Services)	129
74,664	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	522
114,230	Unicredit SpA (Banks)	944
		15,466

	Japan — 16.05%
1,800	ABC-Mart, Inc. (Specialty Retail)	94
21,200	Acom Co. Ltd. (Consumer Finance)^	92
10,600	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	516
34,700	Aeon Mall Co. Ltd. (Food & Staples Retailing)	934
5,400	AEON Mall Co. Ltd. (Real Estate Management & Development)	76
10,265	AGC, Inc. (Building Products)	302
9,800	Air Water, Inc. (Chemicals)	133
8,600	Aisin Seiki Co. Ltd. (Auto Components)	275
24,800	Ajinomoto Co., Inc. (Food Products)	508
10,000	Alfresa Holdings Corp. (Health Care Providers & Services)	219
17,600	Amada Co. Ltd. (Machinery)	165
6,100	ANA Holdings, Inc. (Airlines)^	141
6,300	Aozora Bank Ltd. (Banks)^	105
23,300	Asahi Group Holdings Ltd. (Beverages)(b)	812
10,400	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	327
66,610	Asahi Kasei Corp. (Chemicals)	581

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
99,890	Astellas Pharma, Inc. (Pharmaceuticals)	$1,489
10,900	Bandai Namco Holdings, Inc. (Leisure Products)	798
3,800	Benesse Holdings, Inc. (Diversified Consumer Services)	98
28,860	Bridgestone Corp. (Auto Components)	912
11,800	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	188
4,600	Calbee, Inc. (Food Products)	152
53,047	Canon, Inc. (Technology Hardware, Storage & Peripherals)	880
10,340	Casio Computer Co. Ltd. (Household Durables)^	167
7,700	Central Japan Railway Co. (Road & Rail)	1,104
34,200	Chubu Electric Power Co. Inc. (Electric Utilities)	415
36,000	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,616
6,600	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	111
56,200	Concordia Financial Group Ltd. (Banks)	196
1,100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	192
5,400	CyberAgent, Inc. (Media)	334
12,939	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	262
13,200	Daicel Corp. (Chemicals)	95
5,400	Daifuku Co. Ltd. (Machinery)	545
58,500	Dai-ichi Life Holdings, Inc. (Insurance)	826
91,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,800
13,400	Daikin Industries Ltd. (Building Products)	2,476
3,447	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)^	306
30,730	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	788
105	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	268
76,700	Daiwa Securities Group, Inc. (Capital Markets)^	323
23,000	Denso Corp. (Auto Components)	1,008
11,470	Dentsu Group, Inc. (Media)	338
1,600	Disco Corp. (Semiconductors & Semiconductor Equipment)	391
16,300	East Japan Railway Co. (Road & Rail)	1,003
13,400	Eisai Co. Ltd. (Pharmaceuticals)	1,224
7,300	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	113
167,378	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)^	598
10,500	FamilyMart Co. Ltd. (Food & Staples Retailing)	237
10,400	FANUC Corp. (Machinery)	1,997
3,100	Fast Retailing Co. Ltd. (Specialty Retail)	1,948
7,300	Fuji Electric Co. Ltd. (Electrical Equipment)	231
19,110	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	942
10,650	Fujitsu Ltd. (IT Services)(b)	1,455
9,100	Fukuoka Financial Group, Inc. (Banks)	153

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
193	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	$297
2,200	GMO Payment Gateway, Inc. (IT Services)	236
12,400	Hakuhodo DY Holdings, Inc. (Media)	160
7,400	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	374
12,600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	405
1,200	Hikari Tsushin, Inc. (Specialty Retail)	286
15,200	Hino Motors Ltd. (Machinery)	99
1,780	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	230
2,700	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	138
5,700	Hitachi Construction Machinery Co. Ltd. (Machinery)^	207
51,880	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	1,757
11,400	Hitachi Metals Ltd. (Metals & Mining)	176
87,354	Honda Motor Co. Ltd. (Automobiles)	2,075
2,700	Hoshizaki Corp. (Machinery)	215
20,300	HOYA Corp. (Health Care Equipment & Supplies)	2,292
16,100	Hulic Co. Ltd. (Real Estate Management & Development)	151
10,459	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	223
7,800	Iida Group Holdings Co. Ltd. (Household Durables)	158
54,300	INPEX Corp. (Oil, Gas & Consumable Fuels)	291
17,900	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)^	95
29,270	Isuzu Motors Ltd. (Automobiles)	256
2,800	ITO EN Ltd. (Beverages)	200
72,258	ITOCHU Corp. (Trading Companies & Distributors)^	1,850
5,100	ITOCHU Techno-Solutions Corp. (IT Services)	193
6,000	Japan Airlines Co. Ltd. (Airlines)	112
2,700	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)^	120
27,700	Japan Exchange Group, Inc. (Capital Markets)	775
21,500	Japan Post Bank Co. Ltd. (Banks)	168
83,560	Japan Post Holdings Co. Ltd. (Insurance)(b)	570
11,900	Japan Post Insurance Co. Ltd. (Insurance)(b)	187
49	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	152
70	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	358
139	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	215
64,927	Japan Tobacco, Inc. (Tobacco)	1,185
26,100	JFE Holdings, Inc. (Metals & Mining)(a)	183

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
11,700	JGC Holdings Corp. (Construction & Engineering)	$121
10,833	JSR Corp. (Chemicals)	258
10,900	JTEKT Corp. (Machinery)	86
23,800	Kajima Corp. (Construction & Engineering)	287
7,100	Kakaku.com, Inc. (Interactive Media & Services)	187
5,200	Kamigumi Co. Ltd. (Transportation Infrastructure)	102
9,400	Kansai Paint Co. Ltd. (Chemicals)	234
25,800	Kao Corp. (Personal Products)	1,938
7,500	Kawasaki Heavy Industries Ltd. (Machinery)	101
86,700	KDDI Corp. (Wireless Telecommunication Services)	2,181
5,100	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	212
11,700	Keikyu Corp. (Road & Rail)^	180
5,500	Keio Corp. (Road & Rail)	341
6,900	Keisei Electric Railway Co. Ltd. (Road & Rail)	195
9,800	Keyence Corp. (Electronic Equipment, Instruments & Components)	4,582
7,700	Kikkoman Corp. (Food Products)	427
9,100	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	388
44,410	Kirin Holdings Co. Ltd., Class - C (Beverages)	834
2,600	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	251
3,300	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	182
5,900	Koito Manufacturing Co. Ltd. (Auto Components)	301
46,490	Komatsu Ltd. (Machinery)	1,021
5,000	Konami Holdings Corp. (Entertainment)^	216
1,800	Kose Corp. (Personal Products)	220
55,100	Kubota Corp. (Machinery)	987
16,949	Kuraray Co. Ltd. (Chemicals)	164
5,200	Kurita Water Industries Ltd. (Machinery)	172
17,420	Kyocera Corp. (Electronic Equipment, Instruments & Components)	998
14,300	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	407
20,100	Kyushu Electric Power Co., Inc. (Electric Utilities)^	182
7,950	Kyushu Railway Co. (Road & Rail)	170
4,000	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	329
2,626	Lawson, Inc. (Food & Staples Retailing)	125
3,200	LINE Corp. (Interactive Media & Services)(a)	163
11,900	Lion Corp. (Household Products)	244
14,145	LIXIL Group Corp. (Building Products)	286
23,800	M3, Inc. (Health Care Technology)	1,472
11,900	Makita Corp. (Machinery)	570
87,571	Marubeni Corp. (Trading Companies & Distributors)	497
10,100	Marui Group Co. Ltd. (Multiline Retail)^	194
2,977	Maruichi Steel Tube Ltd. (Metals & Mining)	75
30,150	Mazda Motor Corp. (Automobiles)	177

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,500	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	$170
50,100	Mebuki Financial Group, Inc. (Banks)	114
9,700	Medipal Holdings Corp. (Health Care Providers & Services)	195
6,100	MEIJI Holdings Co. Ltd. (Food Products)	466
4,900	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	226
19,300	MINEBEA MITSUMI, Inc. (Machinery)	368
15,100	MISUMI Group, Inc. (Machinery)	423
67,910	Mitsubishi Chemical Holdings Corp. (Chemicals)^	392
72,540	Mitsubishi Corp. (Trading Companies & Distributors)^	1,737
98,590	Mitsubishi Electric Corp. (Electrical Equipment)	1,338
62,800	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	951
8,400	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	156
16,997	Mitsubishi Heavy Industries Ltd. (Machinery)	376
5,900	Mitsubishi Materials Corp. (Metals & Mining)	116
35,540	Mitsubishi Motors Corp. (Automobiles)	78
654,882	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,613
21,400	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	99
87,866	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,510
9,750	Mitsui Chemicals, Inc. (Chemicals)	236
49,400	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	860
4,700	Miura Co. Ltd. (Machinery)	231
129,452	Mizuho Financial Group, Inc. (Banks)	1,616
6,700	MonotaRO Co. Ltd. (Trading Companies & Distributors)	333
23,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	636
30,800	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,003
6,000	Nabtesco Corp. (Machinery)	218
9,900	Nagoya Railroad Co. Ltd. (Road & Rail)	271
13,130	NEC Corp. (Technology Hardware, Storage & Peripherals)	768
25,700	Nexon Co. Ltd. (Entertainment)	641
13,900	NGK Insulators Ltd. (Machinery)	198
8,360	NGK Spark Plug Co. Ltd. (Auto Components)	146
4,400	NH Foods Ltd. (Food Products)	197
24,000	Nidec Corp. (Electrical Equipment)	2,251
8,300	Nihon M&A Center, Inc. (Professional Services)	475
16,000	Nikon Corp. (Household Durables)	108
6,000	Nintendo Co. Ltd. (Entertainment)	3,402
70	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	396
3,900	Nippon Express Co. Ltd. (Road & Rail)	228
7,800	Nippon Paint Holdings Co. Ltd. (Chemicals)	803

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
111	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	$374
2,400	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	198
42,900	Nippon Steel Corp. (Metals & Mining)(a)(b)	405
69,040	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,410
8,100	Nippon Yusen Kabushiki Kaisha (Marine)	141
6,600	Nissan Chemical Corp. (Chemicals)	352
123,200	Nissan Motor Co. Ltd. (Automobiles)(a)	436
10,500	Nisshin Seifun Group, Inc. (Food Products)	167
3,400	Nissin Foods Holdings Co. Ltd. (Food Products)	319
4,300	Nitori Holdings Co. Ltd. (Specialty Retail)	892
8,460	Nitto Denko Corp. (Chemicals)	551
166,900	Nomura Holdings, Inc. (Capital Markets)	763
6,100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	116
225	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	282
17,020	Nomura Research Institute Ltd. (IT Services)	501
19,000	NSK Ltd. (Machinery)	145
33,500	NTT Data Corp. (IT Services)	429
60,950	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	2,240
34,500	Obayashi Corp. (Construction & Engineering)	315
3,700	Obic Co. Ltd. (IT Services)	651
15,600	Odakyu Electric Railway Co. Ltd. (Road & Rail)^	392
45,800	Oji Paper Co. Ltd. (Paper & Forest Products)	210
63,000	Olympus Corp. (Health Care Equipment & Supplies)	1,310
10,100	OMRON Corp. (Electronic Equipment, Instruments & Components)	790
19,600	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	617
2,000	Oracle Corp. Japan (Software)	216
10,800	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)^	1,515
70,300	ORIX Corp. (Diversified Financial Services)	879
139	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	214
19,945	Osaka Gas Co. Ltd. (Gas Utilities)	388
5,800	OTSUKA Corp. (IT Services)	296
20,700	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	877
21,900	Pan Pacific International Holdings Corp. (Multiline Retail)	510
119,500	Panasonic Corp. (Household Durables)	1,018
5,800	Park24 Co. Ltd. (Commercial Services & Supplies)	94
5,000	PeptiDream, Inc. (Biotechnology)(a)	235
9,400	Persol Holdings Co. Ltd. (Professional Services)	154
6,100	Pigeon Corp. (Household Products)	273

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,900	Pola Orbis Holdings, Inc. (Personal Products)	$92
45,700	Rakuten, Inc. (Internet & Direct Marketing Retail)	493
68,200	Recruit Holdings Co. Ltd. (Professional Services)(b)	2,708
40,800	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	299
110,985	Resona Holdings, Inc. (Banks)^	378
35,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)^	240
1,900	Rinnai Corp. (Household Durables)	185
4,670	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	361
12,700	Ryohin Keikaku Co. Ltd. (Multiline Retail)	211
19,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	391
12,600	SBI Holdings, Inc. (Capital Markets)	327
2,800	SCSK Corp. (IT Services)	157
11,300	Secom Co. Ltd. (Commercial Services & Supplies)	1,034
9,200	Sega Sammy Holdings, Inc. (Leisure Products)	112
11,500	Seibu Holdings, Inc. (Industrial Conglomerates)	124
14,869	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)^	171
19,300	Sekisui Chemical Co. Ltd. (Household Durables)	309
33,025	Sekisui House Ltd. (Household Durables)	585
40,730	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,265
31,300	Seven Bank Ltd. (Banks)^	76
8,500	SG Holdings Co. Ltd. (Air Freight & Logistics)	442
11,300	Sharp Corp. (Household Durables)^(b)	141
11,800	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	359
1,400	Shimamura Co. Ltd. (Specialty Retail)	136
4,000	Shimano, Inc. (Leisure Products)	790
29,300	Shimizu Corp. (Construction & Engineering)	221
18,985	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,484
8,200	Shinsei Bank Ltd. (Banks)(b)	101
14,300	Shionogi & Co. Ltd. (Pharmaceuticals)	766
21,500	Shiseido Co. Ltd. (Personal Products)	1,245
7,200	Showa Denko KK (Chemicals)	132
3,100	SMC Corp. (Machinery)	1,730
150,654	Softbank Corp. (Wireless Telecommunication Services)^	1,684
83,900	SoftBank Group Corp. (Wireless Telecommunication Services)	5,192
3,800	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	181
17,860	Sompo Holdings, Inc. (Insurance)^	617
67,600	Sony Corp. (Household Durables)	5,182
4,900	Square Enix Holdings Co. Ltd. (Entertainment)	324
6,900	Stanley Electric Co. Ltd. (Auto Components)	199
32,654	Subaru Corp. (Automobiles)	634

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
14,000	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	$198
79,060	Sumitomo Chemical Co. Ltd. (Chemicals)	262
64,440	Sumitomo Corp. (Trading Companies & Distributors)^	777
9,500	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	125
40,020	Sumitomo Electric Industries Ltd. (Auto Components)	451
5,900	Sumitomo Heavy Industries Ltd. (Machinery)	137
12,800	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	397
69,903	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,955
18,500	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	492
16,400	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	486
9,031	Sumitomo Rubber Industries Ltd. (Auto Components)	84
3,800	Sundrug Co. Ltd. (Food & Staples Retailing)	143
7,400	Suntory Beverage & Food Ltd. (Beverages)	278
3,600	Suzuken Co. Ltd. (Health Care Providers & Services)	137
19,500	Suzuki Motor Corp. (Automobiles)	835
8,900	Sysmex Corp. (Health Care Equipment & Supplies)	852
28,600	T&D Holdings, Inc. (Insurance)	282
6,400	Taiheiyo Cement Corp. (Construction Materials)	163
10,150	Taisei Corp. (Construction & Engineering)	343
1,800	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	119
8,000	Taiyo Nippon Sanso Corp. (Chemicals)	123
84,445	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,018
6,900	TDK Corp. (Electronic Equipment, Instruments & Components)	754
9,450	Teijin Ltd. (Chemicals)	147
34,900	Terumo Corp. (Health Care Equipment & Supplies)	1,390
3,000	The Bank of Kyoto Ltd. (Banks)	145
28,100	The Chiba Bank Ltd. (Banks)	155
15,400	The Chugoku Electric Power Company, Inc. (Electric Utilities)^	193
37,410	The Kansai Electric Power Co., Inc. (Electric Utilities)	363
22,500	The Shizuoka Bank Ltd. (Banks)	155
6,300	The Yokohama Rubber Co. Ltd. (Auto Components)	90
6,400	THK Co. Ltd. (Machinery)	161
11,900	TIS, Inc. (IT Services)	253
10,100	Tobu Railway Co. Ltd. (Road & Rail)	312
5,900	Toho Co. Ltd. (Entertainment)	243
3,900	Toho Gas Co. Ltd. (Gas Utilities)^	193
22,700	Tohoku Electric Power Co., Inc. (Electric Utilities)	228
33,940	Tokio Marine Holdings, Inc. (Insurance)	1,485

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,300	Tokyo Century Corp. (Diversified Financial Services)^	$125
76,800	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	211
8,060	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,106
32,500	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)(b)	140
20,000	Tokyo Gas Co. Ltd. (Gas Utilities)	457
26,500	Tokyu Corp. (Road & Rail)	344
13,900	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	197
73,600	Toray Industries, Inc. (Chemicals)^	337
21,000	Toshiba Corp. (Industrial Conglomerates)	535
13,800	Tosoh Corp. (Chemicals)	224
7,500	TOTO Ltd. (Building Products)	346
4,700	Toyo Suisan Kaisha Ltd. (Food Products)	248
3,400	Toyoda Gosei Co. Ltd. (Auto Components)	78
7,800	Toyota Industries Corp. (Auto Components)	494
113,820	Toyota Motor Corp. (Automobiles)	7,555
11,300	Toyota Tsusho Corp. (Trading Companies & Distributors)	318
7,100	Trend Micro, Inc. (Software)	433
2,000	Tsuruha Holdings, Inc. (Food & Staples Retailing)	284
21,400	Unicharm Corp. (Household Products)	957
157	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	175
11,600	USS Co. Ltd. (Specialty Retail)	208
5,000	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	219
8,900	West Japan Railway Co. (Road & Rail)	440
6,400	Yakult Honsha Co. Ltd. (Food Products)(b)	355
38,500	Yamada Denki Co. Ltd. (Specialty Retail)	192
7,100	Yamaha Corp. (Leisure Products)	341
14,900	Yamaha Motor Co. Ltd. (Automobiles)	217
16,400	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	432
6,400	Yamazaki Baking Co. Ltd. (Food Products)	112
13,100	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	513
12,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	192
140,800	Z Holdings Corp. (Interactive Media & Services)	941
5,800	ZOZO, Inc. (Internet & Direct Marketing Retail)	162
		190,615

	Jersey — 0.14%
540,245	Glencore PLC (Metals & Mining)(a)(b)	1,119
65,665	WPP PLC (Media)	516
		1,635

	Luxembourg — 0.08%
33,050	Altice Europe N.V. (Media)(a)(b)	157
38,039	ArcelorMittal SA (Metals & Mining)(a)	506
20,348	SES SA (Media)(b)	144

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Luxembourg (continued)
25,058	Tenaris SA (Energy Equipment & Services)	$125
		932

	Netherlands — 2.69%
22,447	ABN AMRO Group N.V. (Banks)(a)(b)	188
970	Adyen N.V. (IT Services)(a)(b)	1,789
97,388	AEGON N.V. (Insurance)	252
6,986	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	176
31,475	Airbus SE (Aerospace & Defense)	2,282
10,424	Akzo Nobel N.V. (Chemicals)	1,053
2,308	Argenx SE (Biotechnology)(a)	610
22,833	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	8,432
54,303	CNH Industrial N.V. (Machinery)	420
5,755	Exor N.V. (Diversified Financial Services)	312
6,114	Heineken Holding N.V., Class - A (Beverages)	476
13,924	Heineken N.V. (Beverages)	1,240
209,154	ING Groep N.V. (Banks)(a)	1,492
6,726	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	753
59,069	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,746
9,314	Koninklijke DSM N.V. (Chemicals)	1,534
189,574	Koninklijke KPN N.V. (Diversified Telecommunication Services)	445
49,036	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	2,315
3,731	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	210
15,948	NN Group N.V. (Insurance)(b)	598
26,114	Prosus N.V. (Internet & Direct Marketing Retail)(a)(b)	2,410
12,249	QIAGEN N.V. (Life Sciences Tools & Services)(a)	636
6,323	Randstad N.V. (Professional Services)	330
33,847	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	1,038
14,695	Wolters Kluwer N.V. (Professional Services)	1,253
		31,990

	New Zealand — 0.19%
40,673	a2 Milk Co. Ltd. (Food Products)(a)	414
70,205	Auckland International Airport Ltd. (Transportation Infrastructure)	341
30,489	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	672
36,145	Mercury NZ Ltd. (Electric Utilities)	122
68,003	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	224
21,226	Ryman Healthcare Ltd. (Health Care Providers & Services)	199
97,483	Spark New Zealand Ltd. (Diversified Telecommunication Services)	304
		2,276

	Norway — 0.35%
12,843	Adevinta ASA (Interactive Media & Services)(a)	221
50,316	DNB ASA (Banks)(a)	701

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway (continued)
53,151	Equinor ASA (Oil, Gas & Consumable Fuels)	$753
10,613	Gjensidige Forsikring ASA (Insurance)	216
23,325	Mowi ASA (Food Products)	416
71,365	Norsk Hydro ASA (Metals & Mining)(a)	197
39,856	Orkla ASA (Food Products)	402
5,201	Schibsted ASA, Class - B (Media)(a)(b)	207
38,273	Telenor ASA (Diversified Telecommunication Services)	643
9,396	Yara International ASA (Chemicals)	362
		4,118

	Papua New Guinea — 0.02%
104,712	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	200

	Portugal — 0.10%
147,273	EDP - Energias de Portugal SA (Electric Utilities)	724
26,600	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	247
13,358	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	215
		1,186

	Singapore — 0.65%
163,200	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	391
143,339	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	174
136,300	CapitaLand Ltd. (Real Estate Management & Development)	272
136,990	CapitaLand Mall Trust (Equity Real Estate Investment Trusts)	195
24,100	City Developments Ltd. (Real Estate Management & Development)	136
96,300	DBS Group Holdings Ltd. (Banks)	1,417
320,900	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	158
5,200	Jardine Cycle & Carriage Ltd. (Distributors)	69
80,200	Keppel Corp. Ltd. (Industrial Conglomerates)	263
114,100	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	164
141,200	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	213
178,900	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,113
71,600	Singapore Airlines Ltd. (Airlines)	183
42,700	Singapore Exchange Ltd. (Capital Markets)	288
82,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	211
433,240	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	678
104,380	Suntec REIT (Equity Real Estate Investment Trusts)	112
62,400	United Overseas Bank Ltd. (Banks)	879
24,600	United Overseas Land Group Ltd. (Real Estate Management & Development)	121

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
14,600	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	$207
101,900	Wilmar International Ltd. (Food Products)	331
137,100	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	100
		7,675

	Spain — 1.38%
14,405	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	326
3,582	Aena SME SA (Transportation Infrastructure)(b)	499
24,327	Amadeus IT Group SA (IT Services)	1,351
353,841	Banco Bilbao Vizcaya Argentaria SA (Banks)	982
890,622	Banco Santander SA (Banks)(b)	1,661
35,774	Bankinter SA (Banks)	154
190,446	CaixaBank SA (Banks)	404
17,124	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	1,039
13,208	Enagas SA (Oil, Gas & Consumable Fuels)(b)	305
16,855	Endesa SA (Electric Utilities)	451
25,717	Ferrovial SA (Construction & Engineering)	624
15,829	Grifols SA (Biotechnology)	455
317,896	Iberdrola SA (Electric Utilities)	3,913
58,544	Industria de Diseno Textil SA (Specialty Retail)	1,619
57,196	Mapfre SA (Insurance)	90
15,667	Naturgy Energy Group SA (Gas Utilities)	314
22,970	Red Electrica Corp. SA (Electric Utilities)	431
78,948	Repsol SA (Oil, Gas & Consumable Fuels)	533
12,651	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	342
258,307	Telefonica SA (Diversified Telecommunication Services)	885
		16,378

	Sweden — 1.94%
16,694	Alfa Laval AB (Machinery)	369
53,953	Assa Abloy AB, B Shares (Building Products)	1,262
36,039	Atlas Copco AB, A Shares (Machinery)	1,720
21,126	Atlas Copco AB, B Shares (Machinery)	882
14,514	Boliden AB (Metals & Mining)	431
11,969	Electrolux AB, B Shares (Household Durables)	279
34,971	Epiroc AB, Class - A (Machinery)	507
20,694	Epiroc AB, Class - B (Machinery)	287
12,643	Equities AB (Capital Markets)	245
32,541	Essity AB, Class - B (Household Products)(a)	1,099
6,747	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)(b)	446
42,632	Hennes & Mauritz AB, B Shares (Specialty Retail)	735
15,229	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	1,151
22,176	Husqvarna AB (Household Durables)	244
5,337	ICA Gruppen AB (Food & Staples Retailing)^	271

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
8,420	Industrivarden AB, C Shares (Diversified Financial Services)	$224
7,856	Investment AB Latour, Class - B (Industrial Conglomerates)	185
24,465	Investor AB, B Shares (Diversified Financial Services)	1,599
12,837	Kinnevik AB, Class - B (Diversified Financial Services)	521
4,033	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	199
9,862	Lundin Energy AB (Oil, Gas & Consumable Fuels)	196
16,548	Nibe Industrier AB, B Shares (Building Products)(a)	425
61,053	Sandvik AB (Machinery)(a)	1,194
16,616	Securitas AB, B Shares (Commercial Services & Supplies)(a)	254
86,366	Skandinaviska Enskilda Banken AB, Class - A (Banks)(a)	767
18,051	Skanska AB, B Shares (Construction & Engineering)(a)	381
20,200	SKF AB, B Shares (Machinery)	417
32,151	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)(a)	441
82,562	Svenska Handelsbanken AB, A Shares (Banks)(a)	691
48,057	Swedbank AB, A Shares (Banks)(a)	753
8,811	Swedish Match AB (Tobacco)	721
26,500	Tele2 AB, B Shares (Wireless Telecommunication Services)^	374
156,684	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	1,715
137,402	Telia Co. AB (Diversified Telecommunication Services)(b)	562
79,859	Volvo AB, B Shares (Machinery)	1,535
		23,082

	Switzerland — 6.43%
98,753	ABB Ltd., Registered Shares (Electrical Equipment)	2,511
8,235	Adecco Group AG (Professional Services)	435
26,393	Alcon, Inc. (Health Care Equipment & Supplies)	1,496
2,460	Baloise Holding AG, Registered Shares (Insurance)	362
1,598	Banque Cantonale Vaudoise, Registered Shares (Banks)	162
160	Barry Callebaut AG, Registered Shares (Food Products)	356
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	446
60	Chocoladefabriken Lindt & Spruengli AG (Food Products)	507
10,569	Clariant AG, Registered Shares (Chemicals)	209
10,606	Coca-Cola HBC AG (Beverages)	262
27,995	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	1,880
130,409	Credit Suisse Group AG, Registered Shares (Capital Markets)	1,302
434	EMS-Chemie Holding AG (Chemicals)	390
1,997	Geberit AG, Registered Shares (Building Products)	1,182

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
495	Givaudan SA, Registered Shares (Chemicals)	$2,138
11,877	Julius Baer Group Ltd. (Capital Markets)	505
2,866	Kuehne & Nagel International AG, Registered Shares (Marine)	557
28,284	LafargeHolcim Ltd., Registered Shares (Construction Materials)(b)	1,288
8,972	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	695
3,991	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	2,464
159,527	Nestle SA, Registered Shares (Food Products)	18,990
119,079	Novartis AG, Registered Shares (Pharmaceuticals)	10,342
1,007	Partners Group Holding AG (Capital Markets)	926
37,669	Roche Holding AG (Pharmaceuticals)	12,908
2,161	Schindler Holding AG (Machinery)	590
1,068	Schindler Holding AG, Registered Shares (Machinery)	290
321	SGS SA, Registered Shares (Professional Services)(b)	860
7,611	Sika AG, Registered Shares (Chemicals)(b)	1,869
2,924	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)(b)	741
548	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	555
1,694	Swiss Life Holding AG (Insurance)	641
4,031	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	366
15,924	Swiss Re AG (Insurance)	1,182
1,374	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	728
3,573	Temenos AG, Registered Shares (Software)	480
2,792	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	126
1,536	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	358
196,465	UBS Group AG (Capital Markets)	2,196
2,414	Vifor Pharma AG (Pharmaceuticals)	328
8,091	Zurich Financial Services AG (Insurance)	2,822
		76,445

	United Kingdom — 8.04%
51,637	3i Group PLC (Capital Markets)	663
10,130	Admiral Group PLC (Insurance)	342
65,898	Anglo American PLC (Metals & Mining)	1,594
22,002	Antofagasta PLC (Metals & Mining)	290
23,923	Ashtead Group PLC (Trading Companies & Distributors)	861
18,905	Associated British Foods PLC (Food Products)	455
70,403	AstraZeneca PLC (Pharmaceuticals)(b)	7,692
53,843	Auto Trader Group PLC (Interactive Media & Services)(b)	391
3,428	Aveva Group PLC (Software)	211
208,112	Aviva PLC (Insurance)	770

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
173,911	BAE Systems PLC (Aerospace & Defense)	$1,080
937,048	Barclays PLC (Banks)	1,182
54,037	Barratt Developments PLC (Household Durables)	331
6,680	Berkeley Group Holdings PLC (Household Durables)	364
1,083,694	BP PLC (Oil, Gas & Consumable Fuels)	3,134
122,719	British American Tobacco PLC (Tobacco)	4,401
46,715	British Land Co. PLC (Equity Real Estate Investment Trusts)	204
471,969	BT Group PLC (Diversified Telecommunication Services)	598
17,872	Bunzl PLC (Trading Companies & Distributors)	577
21,474	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	430
10,892	Coca-Cola European Partners PLC (Beverages)	423
96,254	Compass Group PLC (Hotels, Restaurants & Leisure)(b)	1,445
6,840	Croda International PLC (Chemicals)	552
125,039	Diageo PLC (Beverages)	4,294
72,964	Direct Line Insurance Group PLC (Insurance)	254
26,965	Evraz PLC (Metals & Mining)	120
11,961	Ferguson PLC (Trading Companies & Distributors)	1,204
268,318	GlaxoSmithKline PLC (Pharmaceuticals)	5,029
20,146	Halma PLC (Electronic Equipment, Instruments & Components)	609
17,619	Hargreaves Lansdown PLC (Capital Markets)	354
9,617	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	322
1,093,720	HSBC Holdings PLC (Banks)	4,279
50,222	Imperial Brands PLC (Tobacco)	887
79,711	Informa PLC (Media)(a)	386
9,177	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	482
8,564	Intertek Group PLC (Professional Services)	699
93,942	J Sainsbury PLC (Food & Staples Retailing)	231
23,240	JD Sports Fashion PLC (Specialty Retail)(b)	243
10,270	Johnson Matthey PLC (Chemicals)	312
111,974	Kingfisher PLC (Specialty Retail)	428
37,379	Land Securities Group PLC (Equity Real Estate Investment Trusts)	252
316,562	Legal & General Group PLC (Insurance)	772
3,771,699	Lloyds Banking Group PLC (Banks)(a)	1,280
16,878	London Stock Exchange Group PLC (Capital Markets)(b)	1,937
137,967	M&G PLC (Diversified Financial Services)	284
257,810	Melrose Industries PLC (Electrical Equipment)	382
25,766	Mondi PLC (Paper & Forest Products)	545
188,004	National Grid PLC (Multi-Utilities)	2,159
256,710	Natwest Group PLC (Banks)(b)	351
7,055	Next PLC (Multiline Retail)	541
24,527	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	867

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
40,739	Pearson PLC (Media)	$289
16,924	Persimmon PLC (Household Durables)	540
139,387	Prudential PLC (Insurance)	1,999
37,987	RecKitt Benckiser Group PLC (Household Products)	3,703
103,570	RELX PLC (Professional Services)	2,304
98,137	Rentokil Initial PLC (Commercial Services & Supplies)(a)	678
60,037	Rio Tinto PLC (Metals & Mining)	3,612
102,471	Rolls-Royce Holdings PLC (Aerospace & Defense)(b)	170
220,289	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	2,749
199,373	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	2,417
54,746	RSA Insurance Group PLC (Insurance)	320
6,597	Schroders PLC (Capital Markets)	229
63,891	Segro PLC (Equity Real Estate Investment Trusts)	767
12,627	Severn Trent PLC (Water Utilities)	397
46,412	Smith & Nephew PLC (Health Care Equipment & Supplies)	909
21,762	Smiths Group PLC (Industrial Conglomerates)	385
3,909	Spirax-Sarco Engineering PLC (Machinery)	557
56,359	SSE PLC (Electric Utilities)	877
28,390	St. James Place PLC (Capital Markets)	341
144,169	Standard Chartered PLC (Banks)	663
123,566	Standard Life Aberdeen PLC (Diversified Financial Services)	359
200,609	Taylor Wimpey PLC (Household Durables)(b)	280
525,567	Tesco PLC (Food & Staples Retailing)	1,442
57,925	The Sage Group PLC (Software)	539
78,173	Unilever N.V. (Personal Products)	4,746
62,549	Unilever PLC (Personal Products)	3,856
36,185	United Utilities Group PLC (Water Utilities)	400
1,434,288	Vodafone Group PLC (Wireless Telecommunication Services)	1,901
10,696	Whitbread PLC (Hotels, Restaurants & Leisure)	292
133,478	William Morrison Supermarkets PLC (Food & Staples Retailing)	293
		95,507

	Total Common Stocks	730,003

	Preferred Stocks — 0.35%
	Germany — 0.35%
2,997	Bayerische Motoren Werke Aktiengesellschaft - Preferred (Automobiles)	164
3,688	FUCHS PETROLUB SE - Preferred (Chemicals)	187
9,454	Henkel AG & Co. KGAA - Preferred (Household Products)	989
8,126	Porsche Automobil Holding SE - Preferred (Automobiles)(a)	483
1,887	Sartorius AG - Preferred (Health Care Equipment & Supplies)	773

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks (continued)
	Germany (continued)
9,961	Volkswagen AG - Preferred (Automobiles)(a)	$1,603

	Total Preferred Stocks	4,199

Principal Amount (000)
	U.S. Treasury Obligation — 0.08%
$981	U.S. Treasury Bill, 0.10%, 2/25/21(d)(e)	981

	Total U.S. Treasury Obligation	981

Shares
	Investment Companies — 34.68%
566,483	Aberdeen New Dawn Investment Trust PLC	1,931
181,099	Aberforth Smaller Companies Trust PLC	1,953
88,313	Antipodes Global Investment Co. Ltd.	62
204,561	Baillie Gifford European Growth Trust PLC	3,212
95,873	Baillie Gifford Japan Trust	1,091
1,732,781	Baillie Gifford UK Growth Fund PLC	3,999
309,528	BlackRock World Mining Trust PLC	1,603
756,987	BMO Global Smaller Companies PLC	1,190
40,300	CC Japan Income & Growth Trust PLC	65
579,383	Edinburgh Investment Trust PLC	3,303
748,991	European Assets Trust PLC	1,003
114,440	European Opportunities Trust PLC	993
5,485,747	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(f)	5,486
786,654	Fidelity European Values PLC	2,647
868,670	Fidelity Japan Trust PLC	2,228
62,231	First Trust Dynamic Europe Equity Income Fund	625
247,033	Genesis Emerging Markets Fund Ltd.	2,416
218,000	Henderson European Focus Trust PLC	3,540
157,145	Henderson EuroTrust PLC	2,585
716,219	Japan Smaller Capitalization Fund, Inc.	6,210
1,165,587	JPMorgan European Investment Trust PLC - Growth	4,038
839,000	JPMorgan European Investment Trust PLC - Income	1,256
38,430	JPMorgan Indian Investment Trust PLC	283
918,815	JPMorgan European Smaller Companies Trust PLC	4,749
491,608	JPMorgan Japan Smaller Companies Investment Trust, Ordinary Shares	3,279
551,811	JPMorgan Japanese Investment Trust PLC	4,403
53,376	L1 Long Short Fund Ltd.^	55
85,782	Morgan Stanley China A Share Fund, Inc.	1,812
537,262	Neuberger Berman MLP and Energy Income Fund, Inc.	1,279
641,190	Oakley Capital Investments Ltd.	2,097
1,456,529	Perpetual Income & Growth Investment Trust	4,126
78,086	Pershing Square Holdings Fund Ltd.	2,118
2,445,411	Platinum Asia Investments Ltd.^	1,956
3,703,762	PM Capital Global Opportunities Fund Ltd.	2,614
1,394,670	Polar Capital Global Financials Trust PLC	1,879
2,431,800	Schroder Japan Growth Fund PLC	5,531

Shares	Security Description	Value (000)
	Investment Companies (continued)
4,624,972	Schroder UK Public Private Trust PLC	$1,681
311,437,069	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(f)	311,437
413,310	Strategic Equity Capital PLC	1,036
204,371	Temple Bar Investment Trust PLC	1,723
188,000	Templeton Emerging Markets Investment Trust PLC	2,006
77,194	The Mexico Fund, Inc.	792
142,739	The New Germany Fund, Inc.	2,409
274,884	TR European Growth Trust PLC	3,364

	Total Investment Companies	412,065

	Purchased Options on Futures — 0.06%
	Total Purchased Options on Futures	712

	Total Investments (cost $1,096,966) — 96.62%	1,147,960
	Other assets in excess of liabilities — 3.38%	40,130

	Net Assets - 100.00%	$1,188,090

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020, was $11,443 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2020.
(d)	The rate disclosed represents effective yield at purchase.
(e)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(f)	The rate disclosed is the rate in effect on September 30, 2020.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The Institutional International Equity Portfolio	City of London Investment Management Company, Limited	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	-	61.45%	-	-	61.45%
Preferred Stocks	-	0.35%	-	-	0.35%
U.S. Treasury Obligation	-	0.08%	-	-	0.08%
Investment Companies	8.22%	0.54%	25.91%	0.01%	34.68%
Purchased Options on Futures	-	-	0.06%	-	0.06%
Other Assets (Liabilities)	-0.03%	-0.22%	2.97%	0.66%	3.38%
Total Net Assets	8.19%	62.20%	28.94%	0.67%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2020.

Futures Contracts Purchased^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	18	12/18/20	$3,017	$10
MSCI EAFE Index Future	3,766	12/18/20	348,957	(7,909)
			$351,974	$(7,899)

Total Unrealized Appreciation	$10
Total Unrealized Depreciation	(7,909)
Total Net Unrealized Appreciation/(Depreciation)	$(7,899)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	56	$8,736	$3,120.00	10/16/20	$(35)
E-Mini S&P 500 Future Option	Put	22	3,421	3,110.00	10/16/20	(13)
E-Mini S&P 500 Future Option	Put	64	9,600	3,000.00	10/16/20	(17)
E-Mini S&P 500 Future Option	Put	64	9,760	3,050.00	10/30/20	(63)
E-Mini S&P 500 Future Option	Put	22	3,267	2,970.00	10/30/20	(14)
E-Mini S&P 500 Future Option	Put	22	3,234	2,940.00	10/30/20	(12)
E-Mini S&P 500 Future Option	Put	48	7,344	3,060.00	11/20/20	(123)
E-Mini S&P 500 Future Option	Put	22	3,135	2,850.00	11/20/20	(25)
E-Mini S&P 500 Future Option	Put	46	6,440	2,800.00	11/20/20	(43)
E-Mini S&P 500 Future Option	Put	23	3,163	2,750.00	11/20/20	(17)
E-Mini S&P 500 Future Option	Put	40	6,140	3,070.00	11/30/20	(124)
E-Mini S&P 500 Future Option	Put	44	6,666	3,030.00	12/18/20	(163)
E-Mini S&P 500 Future Option	Put	23	3,128	2,720.00	12/18/20	(33)
E-Mini S&P 500 Future Option	Put	23	3,105	2,700.00	12/18/20	(31)
						$(713)

Exchanged-traded options on futures contacts purchased as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	28	$4,690	$3,350.00	10/16/20	$89
E-Mini S&P 500 Future Option	Put	32	5,200	3,250.00	10/16/20	52
E-Mini S&P 500 Future Option	Put	32	5,280	3,300.00	10/30/20	109
E-Mini S&P 500 Future Option	Put	24	4,020	3,350.00	11/20/20	157
E-Mini S&P 500 Future Option	Put	20	3,350	3,350.00	11/30/20	142
E-Mini S&P 500 Future Option	Put	22	3,630	3,300.00	12/18/20	163
						$712

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 82.38%
	Bermuda — 0.12%
286,000	Alibaba Health Information Technology Ltd. (Health Care Technology)(a)	$704
1,039,733	Beijing Enterprises Water Group Ltd. (Water Utilities)(b)	405
		1,109

	Brazil — 3.38%
462,200	Ambev SA (Beverages)	1,032
39,400	B2W CIA Digital (Internet & Direct Marketing Retail)(a)	631
289,571	B3 SA - Brasil Bolsa Balcao (Capital Markets)	2,837
714,599	Banco Bradesco SA (Banks)	2,293
120,800	Banco do Brasil SA (Banks)	637
161,250	BB Seguridade Participacoes SA (Insurance)	697
108,500	BRF SA (Food Products)(a)	355
69,300	Centrais Electricas Brasileiras SA (Electric Utilities)	374
193,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	567
538,600	Itau Unibanco Holding SA (Banks)	2,159
133,700	JBS SA (Food Products)	492
107,100	Klabin SA (Containers & Packaging)	454
55,965	Localiza Rent A Car SA (Road & Rail)(b)	565
190,740	Lojas Renner SA (Multiline Retail)	1,347
140,600	Magazine Luiza SA (Multiline Retail)(b)	2,233
184,600	Natura & Co. Holding SA (Personal Products)(a)	1,681
795,400	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	2,800
838,785	Raia Drogasil SA (Food & Staples Retailing)	3,498
108,800	Rumo SA (Road & Rail)(a)(b)	369
41,400	Suzano SA (Paper & Forest Products)(a)(b)	336
260,400	Tim Participacoes SA (Wireless Telecommunication Services)	606
285,200	Vale SA (Metals & Mining)	3,002
144,700	WEG SA (Machinery)	1,693
		30,658

	Cayman Islands — 0.65%
14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	76
103,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,075
24,000	China Mengniu Dairy Co. Ltd. (Food Products)	113
480,000	Geely Automobile Holdings Ltd. (Automobiles)(b)	963
62,000	Kingsoft Corp. Ltd. (Software)(b)	312
22,000	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services)(a)	3,290
2,706	SINA Corp. (Interactive Media & Services)(a)	115
		5,944

	Chile — 0.44%
18,008	Banco de Credito e Inversiones SA (Banks)	569

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile (continued)
293,158	Empresas CMPC SA (Paper & Forest Products)	$616
6,534,380	Enel Americas SA (Electric Utilities)	850
7,027,795	Enersis Chile SA (Electric Utilities)	493
504,407	S.A.C.I. Falabella (Multiline Retail)	1,478
		4,006

	China — 29.37%
263,765	360 Security Technology, Inc., Class - A (Software)	645
1,200	51Job, Inc., ADR (Professional Services)(a)	94
2,150,000	Agricultural Bank of China Ltd., H Shares (Banks)	675
75,400	Air China Ltd. (Airlines)	79
118,000	Air China Ltd. (Airlines)	78
56,000	AK Medical Holdings Ltd. (Health Care Equipment & Supplies)(b)	144
218,969	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail)(a)	64,374
314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining)(a)	65
6,100	Autobio Diagnostics Co. Ltd., Class - A (Health Care Equipment & Supplies)	145
8,900	Autohome, Inc., ADR (Interactive Media & Services)	854
97,600	Avic Shenyang Aircraft Co. Ltd. (Aerospace & Defense)	826
148,500	BAIC Bluepark New Energy Technology Co. Ltd. (Automobiles)(a)	129
186,000	BAIC Motor Corp. Ltd. (Automobiles)(b)	76
34,632	Baidu, Inc., ADR (Interactive Media & Services)(a)	4,384
9,637,100	Bank of China Ltd., H Shares (Banks)	2,997
2,065,000	Bank of Communications Co. Ltd., H Shares (Banks)	995
3,400	Baozun, Inc., ADR (Internet & Direct Marketing Retail)(a)	110
281,350	Beijing Dabeinong Technology Group Co. Ltd., Class - A (Food Products)	370
123,400	Beijing Shiji Information Technology Co. Ltd. (Software)	698
27,600	Beijing Tiantan Biological Products Corp. Ltd. (Biotechnology)	161
5,127	Bilibili, Inc., ADR (Entertainment)(a)	213
122,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	115
36,500	BTG Hotels Group Co. Ltd. (Hotels, Restaurants & Leisure)	96
109,053	BYD Co. Ltd. (Automobiles)	1,874
19,000	BYD Co. Ltd., H Shares (Automobiles)	306
115,500	BYD Electronic International Co. Ltd. (Communications Equipment)	586
44,100	Centre Testing International Group Co. Ltd. (Professional Services)	159
68,000	China Aoyuan Group Ltd. (Real Estate Management & Development)	70
432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(b)	81
75,100	China Communications Construction Co. Ltd. (Construction & Engineering)	82

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
806,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	$476
545,000	China Conch Venture Holdings Ltd. (Machinery)	2,536
14,872,350	China Construction Bank Corp., H Shares (Banks)	9,665
242,500	China COSCO Shipping Holdings Co. Ltd., H Shares (Marine)(a)	120
176,000	China Eastern Airlines Corp. Ltd. (Airlines)	76
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	519
38,000	China Evergrande Group (Real Estate Management & Development)^	98
174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	98
607,000	China Huarong Asset Management Co. Ltd., H (Capital Markets)(b)	65
50,800	China International Capital Corp. Ltd. (Capital Markets)(a)(b)	118
7,500	China International Travel Service Corp. Ltd. (Hotels, Restaurants & Leisure)	246
1,387,000	China Life Insurance Co. Ltd., H Shares (Insurance)	3,144
22,400	China Literature Ltd. (Media)(a)(b)	169
27,000	China Merchants Bank Co. Ltd. (Banks)	143
597,500	China Merchants Bank Co. Ltd., H Shares (Banks)	2,835
36,710	China Mobile Ltd., ADR (Wireless Telecommunication Services)	1,181
576,000	China Mobile Ltd. (Wireless Telecommunication Services)(b)	3,697
285,000	China Molybdenum Co. Ltd. (Metals & Mining)	102
102,000	China National Building Material Co. Ltd., H Shares (Construction Materials)(b)	130
197,450	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)(a)	313
805,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	325
748,000	China Resources Cement Holdings Ltd. (Construction Materials)(b)	1,028
675,700	China Resources Land Ltd. (Real Estate Management & Development)	3,081
902,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	1,001
697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,252
162,000	China Southern Airlines Co. Ltd., H Shares (Airlines)^(a)	88
1,652,000	China Tower Corp. Ltd. (Diversified Telecommunication Services)(b)	287
38,000	China Transinfo Technology Co. Ltd. (IT Services)	123
304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(b)	937
12,400	Chongqing Brewery Co. Ltd. (Beverages)	188
485,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	179

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
13,500	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	$277
192,000	CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	143
29,100	CITIC Securities Co. Ltd. (Capital Markets)	129
48,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	109
1,999,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	1,924
888,000	COSCO Shipping Holdings Co. Ltd. (Marine)(a)	749
1,415,000	Country Garden Holdings Co. (Real Estate Management & Development)(b)	1,752
130,678	Country Garden Services Holdings Co. Ltd., Series S (Commercial Services & Supplies)(b)	849
28,500	CSC Financial Co. Ltd. (Capital Markets)	211
73,400	Dongfang Electric Corp. Ltd. (Electrical Equipment)	110
54,240	East Money Information Co. Ltd. (Capital Markets)	192
117,200	ENN Energy Holdings Ltd. (Gas Utilities)	1,286
30,223	Eve Energy Co. Ltd. (Electrical Equipment)	221
85,400	Fangda Carbon New Material Co. Ltd. (Electrical Equipment)(a)	77
133,400	Focus Media Information Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	159
47,952	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	1,146
25,400	Fujian Sunner Development Co. Ltd. (Food Products)	82
613,999	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	2,263
11,610	GDS Holdings Ltd., ADR (IT Services)(a)	950
78,000	Genscript Biotech Corp. (Life Sciences Tools & Services)(b)	129
85,000	GF Securities Co. Ltd., Class - H (Capital Markets)	108
91,500	Grandjoy Holdings Group Co. Ltd. (Real Estate Management & Development)	63
164,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	210
43,000	Gree Electric Appliances, Inc. (Household Durables)	339
598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	502
58,800	Guotai Junan Securities Co. Ltd. (Capital Markets)(b)	82
21,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)(b)	152
45,900	Haitong Securities Co. Ltd. (Capital Markets)(a)	96
88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)(a)	76
16,600	Hefei Meiya Optoelectronic Technology, Inc. (Machinery)	117
45,000	Hengli Petrochemical Co. Ltd. (Chemicals)	123
6,800	Hithink Royalflush Information Network Co. Ltd. (Capital Markets)	161

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
54,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)(b)	$208
25,200	Huadong Medicine Co. Ltd. (Health Care Providers & Services)	92
59,000	Huatai Securities Co. Ltd., Class - H (Capital Markets)(b)	97
2,500	Huazhu Group Ltd., ADR (Hotels, Restaurants & Leisure)	108
4,100	Huya, Inc., ADR (Entertainment)(a)	98
100,900	Iflytek Co. Ltd. (Software)	510
8,309,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	4,329
492,300	Inner Mongolia Baotou Steel Union Co. Ltd. (Metals & Mining)(a)	83
245,200	Inner Mongolia Mengdian Huaneng Thermal Power Corp. (Independent Power and Renewable Electricity Producers)	92
23,184	Inspur Electronic Information Industry Co. Ltd. (Technology Hardware, Storage & Peripherals)	104
14,242	iQiyi, Inc., ADR (Entertainment)(a)	322
91,272	JD.com, Inc., ADR (Internet & Direct Marketing Retail)(a)	7,084
1,180,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,192
173,543	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	2,298
271,600	Jiangxi Zhengbang Technology Co. Ltd. (Food Products)	728
98,300	Jinke Properties Group Co. Ltd. (Real Estate Management & Development)	131
1,500	JOYY, Inc., ADR (Interactive Media & Services)	121
14,100	Juewei Food Co. Ltd. (Food Products)	170
376,000	Kaisa Group Holdings Ltd. (Real Estate Management & Development)	193
34,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	112
277,000	Kingdee International Software Group Co. Ltd. (Software)	723
600	Kweichow Moutai Co. Ltd. (Beverages)	148
139,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	101
46,500	Lens Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	222
278,500	LI Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,310
131,819	Luxshare Precision Industry Co. Ltd. (Electrical Equipment)	1,113
113,500	Luye Pharma Group Ltd. (Pharmaceuticals)(b)	66
218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)(a)	456
332,100	Meituan Dianping (Internet & Direct Marketing Retail)(a)	10,462
154,901	Midea Group Co. Ltd., Class - A (Household Durables)	1,660

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
22,923	Momo, Inc., ADR (Interactive Media & Services)	$315
107,100	Muyuan Foodstuff Co. Ltd. (Food Products)	1,167
61,400	Nanji E-Commerce Co. Ltd. (Media)	156
8,139	NetEase, Inc., ADR (Entertainment)	3,701
22,400	New China Life Insurance Co. Ltd., H Shares (Insurance)(b)	84
78,300	NIO, Inc., ADR (Automobiles)(a)	1,662
5,300	Noah Holdings Ltd., ADR (Capital Markets)(a)	138
150,400	Oceanwide Holdings Co. Ltd. (Real Estate Management & Development)	94
77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components)	165
16,800	Ovctek China, Inc. (Health Care Equipment & Supplies)	154
111,600	Perfect World Co. Ltd., Class - A (Entertainment)	548
2,764,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	813
18,965	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail)(a)	1,406
1,284,036	Ping An Insurance Group Company of China Ltd. (Insurance)	13,331
230,400	Rongsheng Petro Chemical Co. Ltd., Class - A (Chemicals)	637
53,500	SDIC Capital Co. Ltd. (Capital Markets)	121
142,000	Seazen Group Ltd. (Real Estate Management & Development)	121
255,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment)(a)	597
120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	441
26,900	Shandong Sinocera Functional Material Co. Ltd. (Chemicals)	148
136,100	Shanghai Electric Group Co. Ltd. (Electrical Equipment)(a)	101
181,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	242
921,300	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	1,545
43,600	Shanghai Zhangjiang High-Tech Park Development Co. (Real Estate Management & Development)	122
82,200	Shanxi Meijin Energy Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	73
41,500	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (Pharmaceuticals)	139
50,100	Shenzhen Kangtai Biological Products Co. Ltd. (Biotechnology)	1,343
32,900	Shenzhen Kingdom Sci-Tech Co. Ltd. (Software)	88
222,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)(b)	928
26,100	Sichuan Kelun Pharmaceutical Co. Ltd. (Pharmaceuticals)	85
334,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	61

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
54,000	Sinotruk Hong Kong Ltd. (Machinery)	$139
704,500	SOHO China Ltd. (Real Estate Management & Development)(a)	192
262,917	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	708
53,221	Spring Airlines Co. Ltd., Class - A (Airlines)	352
155,000	Sunac China Holdings Ltd. (Real Estate Management & Development)(b)	611
180,638	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	2,806
30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	121
52,122	TAL Education Group, ADR (Diversified Consumer Services)(a)	3,963
707,823	Tencent Holdings Ltd. (Interactive Media & Services)	47,811
15,400	Tencent Music Entertainment Group, ADR (Entertainment)(a)	227
207,300	The Pacific Securities Co. Ltd. (Capital Markets)(a)	125
164,295	Tianqi Lithium Corp. (Chemicals)(a)	483
94,200	Toly Bread Co. Ltd. (Food Products)	827
83,200	Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	167
89,000	Transfar Zhilian Co. Ltd. (Chemicals)	74
27,444	Trip.com Group Ltd., ADR (Internet & Direct Marketing Retail)(a)	855
30,940	Unisplendour Corp. Ltd., Class - A (Electronic Equipment, Instruments & Components)	116
34,096	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail)(a)	533
126,275	Walvax Biotechnology Co Ltd., Class - A (Biotechnology)	947
72,200	Wangsu Science & Technology Co. Ltd., Class - A (IT Services)	86
8,500	Weibo Corp., ADR (Interactive Media & Services)(a)	310
54,000	Weichai Power Co. Ltd. (Machinery)	109
50,500	Weichai Power Co. Ltd. (Machinery)	112
20,760	Wens Foodstuffs Group Co. Ltd. (Food Products)	60
52,700	Wuhan Guide Infrared Co. Ltd. (Electronic Equipment, Instruments & Components)	268
4,800	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	156
27,600	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	77
58,000	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services)(a)(b)	1,421
170,000	Xiaomi Corp. (Technology Hardware, Storage & Peripherals)(a)(b)	460
51,700	Xinjiang Goldwind Science & Technology Co. Ltd. (Electrical Equipment)	78
13,950	Yealink Network Technology Corp. Ltd. (Communications Equipment)	124

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
61,000	Yihai International Holdings (Food Products)	$958
76,440	Yintai Gold Co. Ltd. (Metals & Mining)	119
59,576	Yonyou Network Technology Co. Ltd. (Software)	336
161,930	Yunda Holding Co. Ltd. (Air Freight & Logistics)	446
204,000	Yuzhou Properties Co. Ltd. (Real Estate Management & Development)(b)	81
4,926	Zai Lab Ltd., ADR (Biotechnology)(a)	410
28,000	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,004
13,440	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	197
1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	793
48,300	Zhejiang Longsheng Group Co. Ltd. (Chemicals)	97
61,300	Zhejiang Semir Garment Co. Ltd. (Textiles, Apparel & Luxury Goods)	73
8,200	Zhejiang Supor Co. Ltd. (Household Durables)	95
75,900	Zheshang Securities Co. Ltd. (Capital Markets)	199
29,200	ZhongAn Online P&C Insurance Co. Ltd. (Insurance)^(a)(b)	146
15,300	Zhongji Innolight Co. Ltd. (Machinery)	114
63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	399
120,400	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	116
170,500	ZTE Corp. (Communications Equipment)	834
32,600	ZTE Corp., H Shares (Communications Equipment)	78
12,800	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	383
		266,543

	Colombia — 0.10%
1,914,023	Ecopetrol SA (Oil, Gas & Consumable Fuels)	948

	Czech Republic — 0.02%
96,212	Moneta Money Bank A/S (Banks)(b)	221

	Egypt — 0.07%
146,596	Commercial International Bank Egypt SAE (Banks)	620

	Greece — 0.15%
92,853	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	1,337

	Hong Kong — 1.78%
487,306	AIA Group Ltd. (Insurance)	4,845
3,310,000	Alibaba Pictures Group Ltd. (Entertainment)(a)	494
38,000	China Education Group Holdings Ltd. (Diversified Consumer Services)	70
1,550,182	China Everbright International Ltd. (Commercial Services & Supplies)	886
58,000	China Everbright Ltd. (Capital Markets)	78

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
1,546,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	$861
739,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	1,867
112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	73
38,200	China Taiping Insurance Holdings Co. Ltd. (Insurance)(b)	59
180,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)(b)	351
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)(b)	956
67,000	Fosun International Ltd. (Industrial Conglomerates)	78
62,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	81
179,000	Hengan International Group Co. Ltd. (Personal Products)	1,310
37,905	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,784
25,200	Hutchison China Meditech Ltd., ADR (Pharmaceuticals)(a)	815
88,500	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)	122
117,000	KWG Group Holdings Ltd. (Real Estate Management & Development)	202
124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	82
36,200	Shanghai Industrial Urban Development Group Ltd. (Real Estate Management & Development)	3
735,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)(b)	805
678,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	137
1,048,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	206
		16,165

	Hungary — 0.28%
10,516	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)(a)	57
36,224	OTP Bank Nyrt PLC (Banks)(a)	1,091
67,255	Richter Gedeon Nyrt (Pharmaceuticals)	1,422
		2,570

	India — 8.47%
304,262	Adani Ports and Special Economic Zone Ltd. (Transportation Infrastructure)	1,417
319,100	Ambuja Cements Ltd. (Construction Materials)	939
34,614	Aurobindo Pharma Ltd. (Pharmaceuticals)(b)	375
59,511	Avenue Supermarts Ltd. (Food & Staples Retailing)(a)(b)	1,779
387,549	Axis Bank Ltd. (Banks)(a)(b)	2,243
7,846	Bajaj Auto Ltd. (Automobiles)	307
32,970	Bajaj Finance Ltd. (Consumer Finance)(b)	1,477
8,504	Bajaj Finserv Ltd. (Insurance)	678

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
133,285	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	$638
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment)(a)(c)	—
513,160	Coal India Ltd. (Oil, Gas & Consumable Fuels)	810
83,736	Dr. Reddy's Laboratories Ltd., ADR (Pharmaceuticals)	5,825
12,020	Eicher Motors Ltd. (Automobiles)(b)	359
479,732	GAIL India Ltd. (Gas Utilities)	567
133,690	HCL Technologies Ltd. (IT Services)	1,474
186,589	HDFC Bank Ltd. (Banks)(a)	2,739
44,019	Hero MotoCorp Ltd. (Automobiles)	1,879
408,204	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	9,676
866,836	ICICI Bank Ltd. (Banks)(a)(b)	4,192
307,363	Infosys Ltd. (IT Services)	4,227
462,455	ITC Ltd. (Tobacco)(b)	1,080
397,844	Mahindra & Mahindra Ltd. (Automobiles)	3,290
837,768	NTPC Ltd. (Independent Power and Renewable Electricity Producers)(b)	969
562,281	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	529
19,352	Pidilite Industries Ltd. (Chemicals)	377
307,752	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	9,334
136,393	Rural Electrification Corp. Ltd. (Diversified Financial Services)	184
5,607	Shree Cement Ltd. (Construction Materials)(b)	1,546
542,997	State Bank of India (Banks)(a)(b)	1,371
299,091	Tata Consultancy Services Ltd. (IT Services)(b)	10,119
38,270	Tata Motors Ltd. (Automobiles)(a)	69
159,991	Tata Steel Ltd. (Metals & Mining)	784
19,873	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	324
24,221	Ultra Tech Cement Ltd. (Construction Materials)	1,333
222,144	United Spirits Ltd. (Beverages)(a)	1,555
382,804	Vedanta Ltd. (Metals & Mining)	714
382,497	Wipro Ltd. (IT Services)(b)	1,628
22,406	ZEE Entertainment Enterprises Ltd. (Media)(b)	64
		76,871

	Indonesia — 1.15%
345,000	Indah Kiat Pulp & Paper TBK (Paper & Forest Products)	210
1,184,400	PT Astra International Tbk (Automobiles)	358
1,262,698	PT Bank Central Asia Tbk (Banks)	2,312
3,856,600	PT Bank Rakyat Indonesia Persero Tbk (Banks)	793
1,875,600	PT Charoen Pokphand Indonesia Tbk (Food Products)	720
436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	307
2,093,700	PT Indofood Sukses Makmur Tbk (Food Products)	1,012
24,232,453	PT Kalbe Farma Tbk (Pharmaceuticals)	2,539
3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	204
621,400	PT Semen Gresik (Persero) Tbk (Construction Materials)	385

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
7,190,450	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)(b)	$1,245
251,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	387
		10,472

	Luxembourg — 0.02%
1,000	Globant SA (Software)(a)	179

	Malaysia — 1.42%
241,900	AMMB Holdings Berhad (Banks)	175
1,078,600	Dialog Group Berhad (Energy Equipment & Services)	990
281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	1,103
1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,373
1,575,500	IOI Corp. Berhad (Food Products)	1,694
146,614	Malayan Banking Berhad (Banks)	255
581,500	Maxis Berhad (Wireless Telecommunication Services)(b)	712
600,100	Press Metal Aluminum Holdings (Metals & Mining)	745
95,000	Public Bank Berhad (Banks)	360
994,000	Ql Resources Berhad (Food Products)(a)	2,350
558,900	Sime Darby Berhad (Industrial Conglomerates)	336
533,100	Sime Darby Plantation Berhad (Food Products)	650
932,100	Top Glove Corp. Berhad (Health Care Equipment & Supplies)	1,870
1,566,312	YTL Corp. Berhad (Multi-Utilities)	255
		12,868

	Mexico — 1.66%
5,161,500	America Movil SAB de CV (Wireless Telecommunication Services)	3,241
2,686,000	CEMEX SAB de CV (Construction Materials)	1,018
271,500	Coca-Cola Femsa SAB de CV (Beverages)	1,108
156,300	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)(b)	124
51,748	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	2,907
121,430	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)(a)	1,411
363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	680
195,000	Grupo Financiero Banorte SAB de CV (Banks)(a)	676
724,545	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,844
255,700	Grupo Televisa SAB de CV (Media)(a)	316
576,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	916
479,325	Orbia Advance Corp SAB de CV (Chemicals)	840
		15,081

	Peru — 0.37%
74,356	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	909

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Peru (continued)
700	Credicorp Ltd. (Banks)	$87
19,283	Credicorp Ltd. (Banks)	2,390
		3,386

	Philippines — 0.84%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)(b)	1,129
719,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	380
2,129,373	Metropolitan Bank & Trust Co. (Banks)	1,686
17,765	PLDT, Inc. (Wireless Telecommunication Services)	488
214,899	SM Investments Corp. (Industrial Conglomerates)	3,920
		7,603

	Poland — 0.23%
90,733	Bank Pekao SA (Banks)(a)(b)	1,183
3,287	CD Projekt SA (Entertainment)(a)	356
3,670	KGHM Polska Miedz SA (Metals & Mining)(a)	112
42,368	Powszechny Zaklad Ubezpieczen SA (Insurance)(a)(b)	272
85,078	Telekomunikacja Polska SA (Diversified Telecommunication Services)(a)	151
		2,074

	Qatar — 0.55%
1,111,074	Industries Qatar QSC (Industrial Conglomerates)	3,019
125,342	Mesaieed Petrochemical Holding Co. (Chemicals)	72
277,120	Qatar National Bank (Banks)	1,387
427,550	The Commercial Bank of Qatar QSC (Banks)	478
		4,956

	Russia — 1.68%
939,810	Gazprom PJSC (Oil, Gas & Consumable Fuels)	2,058
280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)	1,222
49,462	LUKOIL (Oil, Gas & Consumable Fuels)	2,842
29,660	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	1,714
8,073	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,105
117,415	Sberbank of Russia PJSC, ADR (Banks)(a)	1,371
113,164	Severstal, Registered Shares, GDR (Metals & Mining)	1,437
55,190	Tatneft PJSC, Class - S (Oil, Gas & Consumable Fuels)	328
1,493,866	The Moscow Exchange (Capital Markets)	2,813
814,600,000	VTB Bank PJSC (Banks)(a)	361
		15,251

	Saudi Arabia — 1.69%
63,145	Advanced Petrochemical Co. (Chemicals)	997
149,250	Al Rajhi Bank (Banks)	2,615
77,181	Banque Saudi Fransi (Banks)	667
16,955	Bupa Arabia For Cooperative Insurance Co. (Insurance)(a)	556

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Saudi Arabia (continued)
88,057	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development)(a)	$221
205,974	Emaar Economic City (Real Estate Management & Development)(a)	553
15,003	Etihad Etisalat Co. (Wireless Telecommunication Services)(a)	114
105,859	National Commercial Bank (Banks)	1,052
172,781	Riyad Bank (Banks)	861
46,591	Sahara International Petrochemical Co. (Chemicals)	206
59,797	Saudi Arabian Fertilizer Co. (Chemicals)	1,308
98,341	Saudi Arabian Mining Co. (Metals & Mining)(a)	1,100
78,058	Saudi Basic Industries Corp. (Chemicals)	1,843
31,231	Saudi Industrial Investment Group (Chemicals)	194
127,544	Saudi Kayan Petrochemical Co. (Chemicals)(a)	399
62,907	Saudi Telecom Co. (Diversified Telecommunication Services)	1,687
71,146	The Saudi British Bank (Banks)	481
37,378	The Savola Group (Food Products)	479
		15,333

	South Africa — 3.69%
8,100	Absa Group Ltd. (Banks)	43
14,895	Anglo American Platinum Ltd. (Metals & Mining)	1,032
59,086	AngloGold Ashanti Ltd. (Metals & Mining)	1,546
11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)(a)	79
41,657	Bid Corp. Ltd. (Food & Staples Retailing)	641
6,139	Bidvest Group Ltd. (Industrial Conglomerates)	50
774	Capitec Bank Holdings Ltd. (Banks)	48
203,911	Clicks Group Ltd. (Food & Staples Retailing)	2,708
277,696	Discovery Ltd. (Insurance)(b)	2,109
109,992	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)(b)	815
403,136	FirstRand Ltd. (Diversified Financial Services)(b)	989
23,283	Gold Fields Ltd. (Metals & Mining)(b)	285
399,656	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	292
3,537	Kumba Iron Ore Ltd. (Metals & Mining)	105
628,024	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	639
542,500	Momentum Metropolitan Holdings (Insurance)(b)	502
8,188	Mr. Price Group Ltd. (Specialty Retail)	64
286,830	MTN Group Ltd. (Wireless Telecommunication Services)	963
79,012	MultiChoice Group Ltd. (Media)	457
93,879	Naspers Ltd. (Media)(a)	16,591
5,586	Nedbank Group Ltd. (Banks)(b)	33
65,767	Old Mutual Ltd. (Insurance)	41
43,185	Rand Merchant Investment Holdings Ltd. (Insurance)	75
7,269	Remgro Ltd. (Diversified Financial Services)	41
16,089	Sanlam Ltd. (Insurance)(b)	50

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
88,600	Sasol Ltd. (Chemicals)(a)	$682
9,822	Shoprite Holdings Ltd. (Food & Staples Retailing)	80
559,980	Sibanye Stillwater Ltd. (Metals & Mining)	1,555
151,097	Standard Bank Group Ltd. (Banks)	971
22,743	Woolworths Holdings Ltd. (Multiline Retail)(b)	48
		33,534

	South Korea — 9.40%
12,657	AmorePacific Corp. (Personal Products)	1,764
7,018	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services)(a)(b)	527
9,234	Celltrion, Inc. (Biotechnology)(a)	2,031
4,889	CJ Cheiljedang Corp. (Food Products)	1,650
3,672	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)(a)	75
10,846	Dongbu Insurance Co. Ltd. (Insurance)(b)	419
7,304	E-Mart Co. Ltd. (Food & Staples Retailing)	883
7,366	Fila Korea Ltd. (Textiles, Apparel & Luxury Goods)	230
1,990	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	53
40,065	Hana Financial Group, Inc. (Banks)	963
2,925	Hankook Tire & Technology Co. Ltd. (Auto Components)	79
167,451	Hanon Systems (Auto Components)	1,769
3,248	HLB, Inc. (Leisure Products)(a)	286
5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	369
23,284	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	604
8,959	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	171
9,975	Hyundai Mobis Co. Ltd. (Auto Components)	1,957
14,665	Hyundai Motor Co. Ltd. (Automobiles)	2,234
11,325	Industrial Bank of Korea (Banks)	77
40,398	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	743
43,038	KB Financial Group, Inc. (Banks)(b)	1,386
39,491	Kia Motors Corp. (Automobiles)	1,584
52,858	Korea Electric Power Corp. (Electric Utilities)(a)	921
9,376	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)(a)	661
34,183	KT&G Corp. (Tobacco)(b)	2,414
6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	629
35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	469
630	LG Household & Health Care Ltd. (Personal Products)	778
849	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	112
65,000	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	470
12,471	Naver Corp. (Interactive Media & Services)	3,170
5,284	NCsoft Corp. (Entertainment)	3,642
88,865	Pan Ocean Co. Ltd. (Marine)(a)	259
14,689	POSCO (Metals & Mining)	2,460

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
6,713	POSCO Chemical Co. Ltd. (Construction Materials)	$480
9,828	Posco International Corp. (Trading Companies & Distributors)	112
2,753	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)(a)(b)	1,623
7,320	Samsung Card Co. Ltd. (Consumer Finance)	177
6,353	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	753
516,979	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	25,670
54,624	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)(b)	491
18,204	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	2,837
4,798	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,773
167,273	Shinhan Financial Group Co. Ltd. (Banks)	3,925
108,904	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,809
11,267	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,335
3,693	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	751
12,594	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Services)	282
15,050	Woongjin Coway Co. Ltd. (Household Durables)	1,024
57,981	Woori Financial Group, Inc. (Banks)	424
		85,305

	Taiwan — 10.69%
41,000	Airtac International Group (Machinery)	933
371,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	765
462,971	Asia Cement Corp. (Construction Materials)	667
82,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	722
30,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	190
719,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	920
135,049	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	394
5,034,000	China Development Financial Holding Corp. (Banks)	1,489
172,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	636
1,359,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	899
1,659,037	E.Sun Financial Holding Co. Ltd. (Banks)	1,478
42,000	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	525
454,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	959
539,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	586

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
2,143,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	$3,120
39,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	522
64,570	Highwealth Construction Corp. (Real Estate Management & Development)	96
103,350	Hiwin Technologies Corp. (Machinery)	1,027
835,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	2,244
399,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	130
625,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	487
26,059	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	3,052
515,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	826
278,454	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	5,900
2,724,477	Mega Financial Holding Co. Ltd. (Banks)	2,629
58,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)(b)	117
52,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	480
497,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,103
99,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	90
150,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	451
1,553,567	President Enterprises Corp. (Food Products)	3,365
286,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	751
268,920	Ruentex Development Co. Ltd. (Real Estate Management & Development)	364
684,278	Standard Foods Corp. (Food Products)	1,444
637,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	914
1,480,721	Taiwan Cement Corp. (Construction Materials)	2,131
151,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	505
3,234,659	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	48,665
176,243	The Shanghai Commercial & Savings Bank Ltd. (Banks)	238
39,000	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	210
42,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	419
238,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	116

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,094,155	Wistron Corp. (Technology Hardware, Storage & Peripherals)	$1,134
686,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	926
29,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	356
3,392,480	Yuanta Financial Holding Co. Ltd. (Capital Markets)	2,101
		97,076

	Thailand — 1.33%
254,800	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,381
379,300	Airports of Thailand PCL (Transportation Infrastructure)	680
28,500	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	87
691,100	Berli Jucker PCL (Food & Staples Retailing)	806
1,825,500	BTS Group Holdings PCL (Road & Rail)	549
171,633	Central Retail Corp.-Local (Multiline Retail)	142
127,000	Delta Electronics Public Co. Ltd. - NVDR (Electronic Equipment, Instruments & Components)	834
688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	858
2,282,500	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	2,202
89,800	Indorama Ventures PCL - NVDR (Chemicals)	60
388,055	Kasikornbank Public Co. Ltd. (Banks)	946
1,724,700	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	483
682,900	Minor International PCL (Hotels, Restaurants & Leisure)(a)	432
123,100	Muangthai Capital PCL (Consumer Finance)	193
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	536
406,375	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	1,016
361,600	Siam Commercial Bank Public Co. Ltd. - NVDR (Banks)	745
98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	100
		12,050

	Turkey — 0.40%
173,530	Aselsan Elektronik Sanayi VE Ticaret A/S (Aerospace & Defense)	435
39,242	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	352
2,635,728	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	2,408
68,200	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	84
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining)	—
40,398	Turk Hava Yollari Anonim Ortakligi A/S (Airlines)(a)	55

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
167,030	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	$326
		3,660

	United Arab Emirates — 0.20%
193,132	Abu Dhabi Commercial Bank PJSC (Banks)	298
488,800	Dubai Islamic Bank PJSC (Banks)	576
309,932	First Abu Dhabi Bank PJSC (Banks)	957
		1,831

	United Kingdom — 1.48%
404,351	Antofagasta PLC (Metals & Mining)	5,335
99,548	Mondi PLC (Paper & Forest Products)	2,111
96,648	Unilever PLC (Personal Products)	5,958
		13,404

	United States — 0.75%
956	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	1,035
6,800	Southern Copper Corp. (Metals & Mining)	308
103,470	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	5,478
		6,821

	Total Common Stocks	747,876

	Preferred Stocks — 0.76%
	Brazil — 0.39%
532,620	Banco Bradesco SA - Preferred (Banks)(b)	1,842
13,100	Braskem SA - Preferred, Class - A (Chemicals)	48
306,938	Companhia Energetica de Minas Gerais SA - Preferred (Electric Utilities)	552
24,400	Gerdau SA - Preferred (Metals & Mining)	90
139,733	Lojas Americanas SA - Preferred (Multiline Retail)(b)	707
76,600	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)	267
		3,506

	Chile — 0.02%
5,610	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	182

	South Korea — 0.35%
2,656	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	192
7,683	Hyundai Motor Co. Ltd. 2nd - Preferred (Automobiles)	580
56,319	Samsung Electronics Co. Ltd. - Preferred (Technology Hardware, Storage & Peripherals)	2,424
		3,196

	Total Preferred Stocks	6,884

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Warrant — 0.00%
	Thailand — 0.00%
31,041	Minor International PCL (Hotels, Restaurants & Leisure)	$7

	Total Warrant	7

Principal Amount (000)
	U.S. Treasury Obligation — 0.09%
$849	U.S. Treasury Bill, 0.10%, 2/25/21(d)(e)	849

	Total U.S. Treasury Obligation	849

Shares
	Investment Company — 8.35%
75,818,782	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(f)	75,819

	Total Investment Company	75,819

	Purchased Options on Futures — 0.06%
	Total Purchased Options on Futures	510

	Total Investments (cost $714,120) — 91.64%	831,945
	Other assets in excess of liabilities — 8.36%	75,913

	Net Assets - 100.00%	$907,858

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020, was $267 (amount in thousands).
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2020.
(d)	The rate disclosed represents effective yield at purchase.
(e)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(f)	The rate disclosed is the rate in effect on September 30, 2020.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	XY Investments (HK) Limited	Total
Common Stocks	64.82%	-	17.56%	-	82.38%
Preferred Stocks	0.76%	-	-	-	0.76%
Warrant	0.00%	-	-	-	0.00%
U.S. Treasury Obligation	0.09%	-	-	-	0.09%
Investment Company	0.56%	7.69%	0.10%	-	8.35%
Purchased Options on Futures	-	0.06%	-	-	0.06%
Other Assets (Liabilities)	0.21%	1.15%	-0.06%	7.06%	8.36%
Total Net Assets	66.44%	8.90%	17.60%	7.06%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2020.

Futures Contracts Purchased^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	3	12/18/20	$503	$2
MSCI Emerging Markets Index Future	1,652	12/18/20	89,910	(355)
			$90,413	$(353)

Total Unrealized Appreciation	$2
Total Unrealized Depreciation	(355)
Total Net Unrealized Appreciation/(Depreciation)	$(353)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	40	$6,240	$3,120.00	10/16/20	$(25)
E-Mini S&P 500 Future Option	Put	17	2,644	3,110.00	10/16/20	(10)
E-Mini S&P 500 Future Option	Put	46	6,900	3,000.00	10/16/20	(12)
E-Mini S&P 500 Future Option	Put	17	2,499	2,940.00	10/30/20	(9)
E-Mini S&P 500 Future Option	Put	46	7,015	3,050.00	10/30/20	(45)
E-Mini S&P 500 Future Option	Put	17	2,525	2,970.00	10/30/20	(11)
E-Mini S&P 500 Future Option	Put	30	4,590	3,060.00	11/20/20	(77)
E-Mini S&P 500 Future Option	Put	17	2,423	2,850.00	11/20/20	(19)
E-Mini S&P 500 Future Option	Put	34	4,760	2,800.00	11/20/20	(32)
E-Mini S&P 500 Future Option	Put	17	2,338	2,750.00	11/20/20	(13)
E-Mini S&P 500 Future Option	Put	30	4,605	3,070.00	11/30/20	(93)
E-Mini S&P 500 Future Option	Put	34	5,151	3,030.00	12/18/20	(126)
E-Mini S&P 500 Future Option	Put	17	2,312	2,720.00	12/18/20	(24)
E-Mini S&P 500 Future Option	Put	17	2,295	2,700.00	12/18/20	(23)
						$(519)

Exchanged-traded options on futures contacts purchased as of September 30, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	20	$3,350	$3,350.00	10/16/20	$64
E-Mini S&P 500 Future Option	Put	23	3,738	3,250.00	10/16/20	37
E-Mini S&P 500 Future Option	Put	23	3,795	3,300.00	10/30/20	79
E-Mini S&P 500 Future Option	Put	15	2,513	3,350.00	11/20/20	98
E-Mini S&P 500 Future Option	Put	15	2,513	3,350.00	11/30/20	106
E-Mini S&P 500 Future Option	Put	17	2,805	3,300.00	12/18/20	126
						$510

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.85%	AECC Aero-Engine Control Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$531	$(23)	$—	$(23)
Receive	1.22%	Aishida Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	193	(11)	—	(11)
Receive	0.90%	Aisino Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	69	(1)	—	(1)
Receive	0.85%	Allmed Medical Products Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	649	(63)	—	(63)
Receive	1.22%	Andon Health Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	500	(51)	—	(51)
Receive	0.93%	Angel Yeast Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	177	(16)	—	(16)
Receive	0.91%	Anhui Conch Cement Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	14	(1)	—	(1)
Receive	1.15%	Anhui Huamao Textile Co. A-shares	Morgan Stanley	1/31/22	At Maturity	38	(1)	—	(1)
Receive	0.85%	Apeloa Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	126	—	—	—
Receive	0.85%	AVIC Jonhon Optronic Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	563	(5)	—	(5)
Receive	0.85%	Bank of Changsha Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	418	(1)	—	(1)
Receive	0.85%	Bank of Hangzhou Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	836	(46)	—	(46)
Receive	0.92%	Bank of Jiangsu Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,243	(95)	—	(95)
Receive	0.85%	Bank of Qingdao Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,660	(64)	—	(64)
Receive	0.90%	Bank of Shanghai Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	524	(11)	—	(11)
Receive	0.85%	Bank of Zhengzhou Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,699	(45)	—	(45)
Receive	0.93%	Bear Electric Appliance Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	569	(65)	—	(65)
Receive	1.22%	Beijing Aerospace Changfeng Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	98	(4)	—	(4)
Receive	0.85%	Beijing Kunlun Tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	82	(4)	—	(4)
Receive	0.85%	Beijing Wanji Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	334	(23)	—	(23)
Receive	0.85%	Beijing Yanjing Brewery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	56	1	—	1
Receive	1.21%	Beyondsoft Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	51	(3)	—	(3)
Receive	0.85%	BGI Genomics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,360	(13)	—	(13)
Receive	0.91%	Bright Dairy & Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	(4)	—	(4)
Receive	0.92%	By-health Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	130	(10)	—	(10)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.93%	C&S Paper Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$354	$(39)	$—	$(39)
Receive	0.85%	Central China Land Media Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,200	(56)	—	(56)
Receive	0.93%	Centre Testing International Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	106	(2)	—	(2)
Receive	0.94%	Chacha Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1	—	—	—
Receive	0.85%	Changchun Faway Automobile Components Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	996	(47)	—	(47)
Receive	0.92%	China Galaxy Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	547	27	—	27
Receive	0.94%	China Pacific Insurance Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.92%	China South Publishing & Media Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	122	(5)	—	(5)
Receive	0.93%	China Tourism Group Duty Free Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	688	48	—	48
Receive	0.93%	China United Network Communications Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,032	(60)	—	(60)
Receive	0.93%	Chongqing Brewery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	144	20	—	20
Receive	1.15%	Chongqing Chuanyi Automation Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	78	(3)	—	(3)
Receive	0.85%	Chongqing Department Store Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	194	4	—	4
Receive	0.93%	Chongqing Fuling Zhacai Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,483	50	—	50
Receive	1.15%	Chongqing Qin'an M&E PLC A-shares	Morgan Stanley	1/31/22	At Maturity	167	(41)	—	(41)
Receive	0.85%	Chongqing Zongshen Power Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	45	—	—	—
Receive	0.85%	Cinda Real Estate Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	88	(1)	—	(1)
Receive	0.92%	COSCO SHIPPING Energy Transportation Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	801	(37)	—	(37)
Receive	1.20%	COSCO SHIPPING Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	—	—	—
Receive	0.85%	CTS International Logistics Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	320	30	—	30
Receive	0.92	Da An Gene Co. Ltd. of Sun Yat-Sen University A-shares	Morgan Stanley	1/31/22	At Maturity	187	(5)	—	(5)
Receive	0.85%	Dazzle Fashion Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	38	—	—	—
Receive	0.93%	East Money Information Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	629	(28)	—	(28)
Receive	1.23%	Edan Instruments, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	130	1	—	1
Receive	0.92%	FAW Jiefang Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	367	(108)	—	(108)
Receive	0.85%	Foshan Haitian Flavouring & Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,284	—	—	—
Receive	1.15%	Fujian Minfa Aluminum Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	36	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	1.15%	Fujian Tianma Science & Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$65	$2	$—	$2
Receive	0.85%	Gansu Qilianshan Cement Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	918	(184)	—	(184)
Receive	0.85%	GF Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4,256	(152)	—	(152)
Receive	0.85%	Glodon Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	293	8	—	8
Receive	1.15%	Goldcup Electric Apparatus Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	—	—	—
Receive	0.85%	Guangdong Baolihua New Energy Stock Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	378	(17)	—	(17)
Receive	1.15%	Guangdong Biolight Meditech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	59	(1)	—	(1)
Receive	1.21%	Guangdong Guanghong Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	65	(1)	—	(1)
Receive	0.94%	Guangdong Tapai Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.85%	Guangdong Topstar Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	528	(23)	—	(23)
Receive	0.92%	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	562	(14)	—	(14)
Receive	0.92%	Guangzhou Kingmed Diagnostics Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	101	1	—	1
Receive	0.85%	Guangzhou Wondfo Biotech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,108	(121)	—	(121)
Receive	1.23%	Guizhou Tyre Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	157	10	—	10
Receive	1.15%	Hangzhou Boiler Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	53	1	—	1
Receive	1.20%	Haoxiangni Health Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	31	1	—	1
Receive	1.23%	Henan Mingtai Al Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	211	11	—	11
Receive	0.85%	Henan Shuanghui Investment & Development Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	414	(5)	—	(5)
Receive	1.15%	Hengdian Group Tospo Lighting Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	308	(10)	—	(10)
Receive	0.92%	Hisense Home Appliances Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	357	(29)	—	(29)
Receive	1.23%	Hisense Visual Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	219	(14)	—	(14)
Receive	0.85%	Hithink RoyalFlush Information Network Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	743	27	—	27
Receive	1.22%	Hongli Zhihui Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	65	(8)	—	(8)
Receive	0.91%	Huadian Power International Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	62	(7)	—	(7)
Receive	0.85%	Huafa Industrial Co. Ltd. Zhuhai A-shares	Morgan Stanley	1/31/22	At Maturity	755	(35)	—	(35)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.85%	Huagong Tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$566	$(15)	$—	$(15)
Receive	0.85%	Huatai Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,816	(37)	—	(37)
Receive	0.91%	Huizhou Desay Sv Automotive Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	7	—	7
Receive	0.85%	Hunan Valin Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	275	8	—	8
Receive	0.92%	Industrial Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	448	(5)	—	(5)
Receive	0.90%	Inner Mongolia First Machinery Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	141	(1)	—	(1)
Receive	0.85%	Inner Mongolia Yili Industrial Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	323	1	—	1
Receive	0.85%	Intco Medical Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	952	49	—	49
Receive	1.15%	Jiangsu Financial Leasing Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	35	—	—	—
Receive	1.15%	Jiangsu Holly Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	108	(6)	—	(6)
Receive	1.20%	Jiangsu Nanfang Medical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	—	—	—
Receive	1.20%	Jiangsu Xinri E-Vehicle Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	(1)	—	(1)
Receive	0.93%	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,072	(39)	—	(39)
Receive	0.85%	Jiangxi Huangshanghuang Group Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	94	(1)	—	(1)
Receive	0.94%	Jiangxi Wannianqing Cement Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.90%	Jinke Properties Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	164	(16)	—	(16)
Receive	0.93%	Jizhong Energy Resources Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	346	(5)	—	(5)
Receive	0.92%	Joincare Pharmaceutical Group Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	100	(15)	—	(15)
Receive	0.94%	Jointown Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.85%	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	536	(63)	—	(63)
Receive	0.85%	Joyoung Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	597	(23)	—	(23)
Receive	1.22%	Kemen Noodle Manufacturing Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	76	(2)	—	(2)
Receive	0.92%	KingClean Electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	89	15	—	15
Receive	0.85%	Kingfa Sci & Tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,101	(20)	—	(20)
Receive	0.91%	LONGi Green Energy Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	56	2	—	2

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.90%	Metallurgical Corp of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$—	$—	$—	$—
Receive	0.85%	Ming Yang Smart Energy Group Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,559	165	—	165
Receive	0.93%	Muyuan Foods Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	333	(52)	—	(52)
Receive	1.15%	Nanjing Gaoke Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	644	(45)	—	(45)
Receive	0.92%	Nantong Jianghai Capacitor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	123	(5)	—	(5)
Receive	0.94%	New China Life Insurance Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1	—	—	—
Receive	0.85%	Ningbo Orient Wires & Cables Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	449	18	—	18
Receive	1.15%	Ningxia Building Materials Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	166	(15)	—	(15)
Receive	0.93%	Qingdao Gon Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	551	(50)	—	(50)
Receive	0.85%	Riyue Heavy Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	67	1	—	1
Receive	0.85%	Rongan Property Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	32	—	—	—
Receive	0.93%	Sanquan Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	399	53	—	53
Receive	0.92%	Seazen Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	651	11	—	11
Receive	1.15%	Senba Sensing Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	545	(9)	—	(9)
Receive	0.92%	SF Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	172	5	—	5
Receive	0.85%	Shandong Dawn Polymer Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	463	(20)	—	(20)
Receive	1.15%	Shandong Jinling Mining Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	193	(6)	—	(6)
Receive	0.85%	Shandong Longda Meat Foodstuff Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	100	(1)	—	(1)
Receive	0.85%	Shandong Nanshan Aluminum Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	598	(37)	—	(37)
Receive	0.92%	Shanghai Bairun Investment Holding Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	96	24	—	24
Receive	0.93%	Shanghai Baosight Software Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	375	25	—	25
Receive	0.85%	Shanghai Maling Aquarius Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	541	(43)	—	(43)
Receive	0.94%	Shanghai Pret Composites Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.85%	Shanghai Tongji Science & Technology Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	988	—	—	—
Receive	0.85%	Shanghai Yuyuan Tourist Mart Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	61	(2)	—	(2)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.94%	Shengyi Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$—	$—	$—	$—
Receive	0.94%	Shennan Circuits Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	1.22%	Shenzhen Click Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	75	(5)	—	(5)
Receive	0.92%	Shenzhen Das Intellitech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	50	(4)	—	(4)
Receive	0.91%	Shenzhen Desay Battery Technology Co. A-shares	Morgan Stanley	1/31/22	At Maturity	85	(4)	—	(4)
Receive	0.91%	Shenzhen Energy Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	126	(15)	—	(15)
Receive	0.85%	Shenzhen Fastprint Circuit Tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	867	(78)	—	(78)
Receive	0.93%	Shenzhen Genvict Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	985	(121)	—	(121)
Receive	0.92%	Shenzhen Inovance Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	301	35	—	35
Receive	0.85%	Shenzhen Laibao Hi-tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	907	(110)	—	(110)
Receive	0.85%	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	361	9	—	9
Receive	0.92%	Sichuan Teway Food Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	256	6	—	6
Receive	0.94%	Sinolink Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	448	25	—	25
Receive	0.85%	Sinotrans Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	—	—	—
Receive	1.15%	Sumec Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	283	(30)	—	(30)
Receive	0.85%	Suzhou Anjie Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	240	(6)	—	(6)
Receive	1.15%	Suzhou Chunqiu Electronic Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	114	3	—	3
Receive	1.15%	Suzhou Etron Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	30	—	—	—
Receive	1.15%	Suzhou TA&A Ultra Clean Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	451	(43)	—	(43)
Receive	0.85%	Suzhou TFC Optical Communication Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	47	(2)	—	(2)
Receive	0.93%	Tech-Bank Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,163	(109)	—	(109)
Receive	0.93%	Thunder Software Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	293	(3)	—	(3)
Receive	1.22%	Tsinghua Tongfang Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	327	(23)	—	(23)
Receive	0.85%	Tsingtao Brewery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	995	(68)	—	(68)
Receive	1.15%	Vtron Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	25	—	—	—
Receive	0.91%	Weifu High-Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.94%	Will Semiconductor Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$1	$—	$—	$—
Receive	0.85%	Wondershare Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	233	(3)	—	(3)
Receive	0.92%	Wuchan Zhongda Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	(3)	—	(3)
Receive	1.24%	Wuhan Easydiagnosis Biomedicine Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	91	(6)	—	(6)
Receive	0.92%	Wuhan Guide Infrared Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	27	(5)	—	(5)
Receive	0.85%	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	164	(9)	—	(9)
Receive	0.92%	Wuliangye Yibin Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	203	(7)	—	(7)
Receive	1.21%	Wuxi Xinje Electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	79	6	—	6
Receive	0.85%	Xiamen Comfort Science & Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	57	(1)	—	(1)
Receive	0.85%	Xiamen Jihong Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	78	—	—	—
Receive	0.85%	Xiamen Tungsten Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	838	(45)	—	(45)
Receive	0.85%	Xiamen Xiangyu Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	144	(16)	—	(16)
Receive	1.22%	Yankershop Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	1	—	1
Receive	0.94%	Yixintang Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1	—	—	—
Receive	0.92%	Yonggao Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	53	(3)	—	(3)
Receive	0.93%	ZheJiang Dali Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	468	(30)	—	(30)
Receive	1.22%	Zhejiang Kingland Pipeline & Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	230	—	—	—
Receive	0.93%	Zhejiang Yankon Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	506	(50)	—	(50)
Receive	1.21%	Zhejiang Zheneng Electric Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	666	(53)	—	(53)
Receive	1.15%	Zhende Medical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	374	(12)	—	(12)
Receive	0.92%	Zhuzhou Hongda Electronics Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	2	—	2
Receive	0.93%	Zoomlion Heavy Industry Science and Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,059	(48)	—	(48)
							$(2,346)	$—	$(2,346)

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.31%
$35	Ally Auto Receivables Trust, Series 2019-2, Class - A4, Callable 11/15/22 @ 100.00	2.26		8/15/24	$36
25	CarMax Auto Owner Trust, Series 2017-2, Class - A4, Callable 6/15/21 @ 100.00	2.25		9/15/22	25
100	Citibank Credit Card Issuance Trust, Series 2014-A5, Class - A5	2.68		6/7/23	102
14	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class - A3, Callable 4/16/22 @ 100.00	3.02		5/16/23	15
15	Hyundai Auto Receivables Trust, Series 2019-B, Class - A3, Callable 10/15/23 @ 100.00	1.94		2/15/24	15
25	Toyota Auto Receivables Owner Trust, Series 2018-A, Class - A4, Callable 1/15/22 @ 100.00	2.52		5/15/23	26
	Total Asset Backed Securities				219

	Collateralized Mortgage Obligations — 1.69%
20	Bank, Series 2019-BN21, Class - A5	2.85		10/15/52	22
40	Bank, Series 2017-BNK8, Class - A3	3.23		11/15/50	44
25	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47		11/15/54	28
20	BBCMS Mortgage Trust, Series 2020-C7, Class - AS	2.44		4/15/53	21
10	Benchmark Mortgage Trust, Series 2019-B9, Class - A5	4.02		3/15/52	12
25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4	2.88		2/10/48	26
15	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS	2.92		2/15/53	16
10	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4	3.10		12/15/72	11
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A5	3.14		2/10/48	22
25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4	3.31		4/10/49	28
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62		7/10/47	27
25	Commercial Mortgage Trust, Series 2015-LC19, Class - A4	3.18		2/10/48	27
20	Commercial Mortgage Trust, Series 2015-DC1, Class - A5	3.35		2/10/48	22
25	Commercial Mortgage Trust, Series 2013-CR8, Class - A5	3.61	(a)	6/10/46	27
25	Commercial Mortgage Trust, Series 2014-UBS3, Class - A4, Callable 5/10/24 @ 100.00	3.82		6/10/47	27
25	Commercial Mortgage Trust, Series 2013-CR11, Class - B	5.28	(a)	8/10/50	27
10	Fannie Mae-ACES, Series 2015-M8, Class - A2	2.90	(a)	1/25/25	11
25	Fannie Mae-ACES, Series 2016-M1, Class - A2	2.94	(a)	1/25/26	27
25	Fannie Mae-ACES, Series 2018-M1, Class - A2	3.08	(a)	12/25/27	28
29	Fannie Mae-ACES, Series 2014-M9, Class - A2	3.10	(a)	7/25/24	32
25	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.18	(a)	6/25/27	28
20	Fannie Mae-ACES, Series 2019-M5, Class - A2	3.27		1/25/29	23
25	Fannie Mae-ACES, Series 2018-M10, Class - A2	3.48	(a)	7/25/28	29
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K112, Class - A2	1.31		5/25/30	20
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2	1.72		5/25/35	20
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class - A2	2.31		8/25/22	26
34	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2	2.91		7/25/49	36
6	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A1	3.02		2/25/23	7
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class - A2	3.06	(a)	7/25/23	32
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class - A2	3.15		11/25/25	28
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2	3.51		3/25/29	60
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K082, Class - A2	3.92	(a)	9/25/28	30
25	GS Mortgage Securities Trust, Series 2017-GS5, Class - A2	3.22		3/10/50	25
50	GS Mortgage Securities Trust, Series 2018-GS9, Class - A4	3.99	(a)	3/10/51	59
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5	3.64		11/15/47	27
50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3, Callable 10/15/26 @ 100.00	3.14		12/15/49	55
18	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class - A3, Callable 8/15/22 @ 100.00	2.83		10/15/45	19
25	Morgan Stanley BAML Trust, Series 2013-C9, Class - AS	3.46		5/15/46	26

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4	3.53	12/15/47	$27
25	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5	3.60	5/15/50	28
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4	3.06	10/10/48	27
25	UBS Commercial Mortgage Trust, Series 2018-C12, Class - A5	4.30	8/15/51	30
25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4	4.44	9/15/61	30
	Total Collateralized Mortgage Obligations			1,177

	U.S. Government Agency Mortgages — 19.36%
24	Fannie Mae, Pool #AS2673	2.00	5/1/29	25
25	Fannie Mae, Pool #MA4128	2.00	9/1/40	26
25	Fannie Mae, Pool #SB8061	2.00	9/1/35	26
24	Fannie Mae, Pool #AS8893	2.50	2/1/32	25
21	Fannie Mae, Pool #MA3965	2.50	3/1/40	23
21	Fannie Mae, Pool #MA3930	2.50	2/1/35	21
29	Fannie Mae, Pool #AU6677	2.50	9/1/28	31
22	Fannie Mae, Pool #MA1277	2.50	12/1/27	23
25	Fannie Mae, Pool #BQ0329	2.50	7/1/50	26
20	Fannie Mae, Pool #BD8046	2.50	9/1/31	21
16	Fannie Mae, Pool #AS4946	2.50	5/1/30	16
21	Fannie Mae, Pool #MA3902	2.50	12/1/49	22
15	Fannie Mae, Pool #MA3154	2.50	10/1/32	15
16	Fannie Mae, Pool #MA3246	2.50	1/1/33	16
13	Fannie Mae, Pool #MA2789	2.50	10/1/36	14
20	Fannie Mae, Pool #MA3833	2.50	11/1/49	21
18	Fannie Mae, Pool #MA3765	2.50	9/1/49	19
28	Fannie Mae, Pool #BC9041	2.50	11/1/31	30
43	Fannie Mae, Pool #AP4742	2.50	8/1/27	45
25	Fannie Mae, Pool #BP5878	2.50	6/1/50	26
25	Fannie Mae, Pool #AB7391	2.50	12/1/42	26
25	Fannie Mae, Pool #FM4231	2.50	9/1/50	26
25	Fannie Mae, Pool #MA4078	2.50	7/1/50	26
23	Fannie Mae, Pool #MA3990	2.50	4/1/50	24
19	Fannie Mae, Pool #MA3827	2.50	11/1/34	20
24	Fannie Mae, Pool #MA4075	2.50	7/1/35	25
25	Fannie Mae, Series 2015-M1, Class A2	2.53	9/25/24	26
44	Fannie Mae, Pool #AT0682	3.00	4/1/43	47
18	Fannie Mae, Pool #AZ2936	3.00	9/1/45	20
39	Fannie Mae, Pool #MA2246	3.00	4/1/30	41
19	Fannie Mae, Pool #AS8414	3.00	11/1/46	20
11	Fannie Mae, Pool #MA2523	3.00	2/1/36	12
13	Fannie Mae, Pool #890566	3.00	12/1/43	13
49	Fannie Mae, Pool #AS0302	3.00	8/1/43	51
16	Fannie Mae, Pool #MA3774	3.00	9/1/49	17
35	Fannie Mae, Pool #MA3802	3.00	10/1/49	37
44	Fannie Mae, Pool #MA3834	3.00	11/1/49	46
24	Fannie Mae, Pool #AS5977	3.00	10/1/30	25
46	Fannie Mae, Pool #MA3991	3.00	4/1/50	48
14	Fannie Mae, Pool #MA3691	3.00	7/1/49	15
18	Fannie Mae, Pool #FM2132	3.00	1/1/50	19
24	Fannie Mae, Pool #BP1932	3.00	4/1/50	25
31	Fannie Mae, Pool #BC4764	3.00	10/1/46	33
33	Fannie Mae, Pool #BD2446	3.00	1/1/47	35
15	Fannie Mae, Pool #MA2897	3.00	2/1/37	16
16	Fannie Mae, Pool #AL9996	3.00	4/1/32	17
11	Fannie Mae, Pool #BH8817	3.00	10/1/47	11
25	Fannie Mae, Pool #MA4079	3.00	7/1/50	26
21	Fannie Mae, Pool #MA3890	3.00	1/1/40	22
19	Fannie Mae, Pool #AL9263	3.00	10/1/46	20
25	Fannie Mae, Pool #FM4317	3.00	9/1/50	26
29	Fannie Mae, Pool #AS8276	3.00	11/1/46	31
64	Fannie Mae, Pool #AS8483	3.00	12/1/46	67
23	Fannie Mae, Pool #B09169	3.00	12/1/49	24
23	Fannie Mae, Pool #B08947	3.00	1/1/50	24
16	Fannie Mae, Pool #MA2863	3.00	1/1/47	17
19	Fannie Mae, Pool #BO3192	3.00	10/1/49	20
31	Fannie Mae, Pool #BC9003	3.00	11/1/46	33

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$20	Fannie Mae, Pool #MA3905	3.00	1/1/50	$21
23	Fannie Mae, Pool #CA5423	3.00	3/1/50	24
21	Fannie Mae, Pool #MA3937	3.00	2/1/50	22
11	Fannie Mae, Pool #MA2416	3.00	10/1/35	11
15	Fannie Mae, Pool #MA3744	3.00	8/1/49	16
18	Fannie Mae, Pool #BO2201	3.00	9/1/49	19
17	Fannie Mae, Pool #BN7703	3.00	8/1/49	17
19	Fannie Mae, Pool #MA3831	3.00	11/1/39	20
25	Fannie Mae, Pool #BO7242	3.00	1/1/50	26
37	Fannie Mae, Pool #AY2961	3.00	5/1/45	40
8	Fannie Mae, Pool #AO7628	3.00	6/1/27	9
24	Fannie Mae, Pool #CA5519	3.00	4/1/50	25
22	Fannie Mae, Pool #B06219	3.00	12/1/49	23
58	Fannie Mae, Pool #AB7099	3.00	11/1/42	61
20	Fannie Mae, Pool #MA3871	3.00	12/1/49	21
24	Fannie Mae, Pool #FM3395	3.00	6/1/50	25
25	Fannie Mae, Pool #QB1382	3.00	7/1/50	26
39	Fannie Mae, Pool #AK0006	3.00	1/1/27	41
67	Fannie Mae, Pool #AO0752	3.00	4/1/42	71
36	Fannie Mae, Pool #AQ7920	3.00	12/1/42	38
24	Fannie Mae, Pool #CA5668	3.00	5/1/50	25
16	Fannie Mae, Pool #AS8739	3.00	2/1/37	17
24	Fannie Mae, Pool #BP6466	3.00	7/1/50	26
45	Fannie Mae, Pool #AB8897	3.00	4/1/43	48
15	Fannie Mae, Pool #MA3237	3.00	1/1/48	16
21	Fannie Mae, Pool #FM1585	3.00	9/1/49	22
14	Fannie Mae, Pool #MA3339	3.00	4/1/33	15
21	Fannie Mae, Pool #AB2047	3.00	1/1/26	23
14	Fannie Mae, Pool #MA3127	3.00	9/1/37	15
28	Fannie Mae, Pool #AS7908	3.00	9/1/46	30
24	Fannie Mae, Pool #MA4048	3.00	6/1/50	26
17	Fannie Mae, Pool #MA1307	3.00	1/1/33	18
17	Fannie Mae, Pool #AS8074	3.00	10/1/46	18
20	Fannie Mae, Pool #AU3353	3.00	8/1/43	21
18	Fannie Mae, Pool #FM1370	3.00	4/1/46	19
15	Fannie Mae, Pool #BD5545	3.00	10/1/46	16
17	Fannie Mae, Pool #MA3377	3.00	5/1/48	18
32	Fannie Mae, Pool #AL9865	3.00	2/1/47	34
15	Fannie Mae, Pool #FM1299	3.00	7/1/49	16
26	Fannie Mae, Pool #BC2926	3.50	3/1/46	27
33	Fannie Mae, Pool #MA2125	3.50	12/1/44	35
22	Fannie Mae, Pool #AB2052	3.50	1/1/26	23
39	Fannie Mae, Pool #AS3133	3.50	8/1/44	43
15	Fannie Mae, Pool #MA3775	3.50	9/1/49	16
20	Fannie Mae, Pool #AS7388	3.50	6/1/46	21
14	Fannie Mae, Pool #BC0443	3.50	12/1/45	15
58	Fannie Mae, Pool #AQ0546	3.50	11/1/42	62
115	Fannie Mae, Pool #AO2548	3.50	4/1/42	124
10	Fannie Mae, Pool #MA3614	3.50	3/1/49	11
29	Fannie Mae, Pool #MA3243	3.50	1/1/38	31
16	Fannie Mae, Pool #BM4703	3.50	2/1/48	17
20	Fannie Mae, Pool #AS7491	3.50	7/1/46	21
19	Fannie Mae, Pool #MA3906	3.50	1/1/50	20
27	Fannie Mae, Pool #AS4772	3.50	4/1/45	29
34	Fannie Mae, Pool #AS4771	3.50	4/1/45	37
15	Fannie Mae, Pool #SD8001	3.50	7/1/49	15
15	Fannie Mae, Pool #FM1001	3.50	11/1/48	16
12	Fannie Mae, Pool #MA3059	3.50	7/1/37	13
15	Fannie Mae, Pool #BM2000	3.50	5/1/49	16
18	Fannie Mae, Pool #FM1911	3.50	7/1/48	20
11	Fannie Mae, Pool #MA2389	3.50	9/1/35	12
62	Fannie Mae, Pool #AB6017	3.50	8/1/42	66
22	Fannie Mae, Pool #BP1947	3.50	4/1/50	23
13	Fannie Mae, Pool #MA3692	3.50	7/1/49	14
16	Fannie Mae, Pool #FM1566	3.50	11/1/48	17
13	Fannie Mae, Pool #MA3663	3.50	5/1/49	14

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Fannie Mae, Pool #AZ0862	3.50	7/1/45	$24
17	Fannie Mae, Pool #AL1717	3.50	5/1/27	18
9	Fannie Mae, Pool #AS4236	3.50	1/1/45	10
25	Fannie Mae, Pool #MA1980	3.50	8/1/44	27
13	Fannie Mae, Pool #BD5046	3.50	2/1/47	14
16	Fannie Mae, Pool #BJ3716	3.50	12/1/47	17
27	Fannie Mae, Pool #MA3182	3.50	11/1/47	29
13	Fannie Mae, Pool #FM0020	3.50	7/1/49	14
12	Fannie Mae, Pool #CA4026	3.50	5/1/49	13
14	Fannie Mae, Pool #MA3148	3.50	10/1/47	15
10	Fannie Mae, Pool #AS6394	3.50	12/1/45	11
14	Fannie Mae, Pool #MA3745	3.50	8/1/49	15
15	Fannie Mae, Pool #ZM4908	3.50	11/1/47	16
11	Fannie Mae, Pool #MA3494	3.50	10/1/48	11
11	Fannie Mae, Pool #MA3637	3.50	4/1/49	12
10	Fannie Mae, Pool #BA1893	3.50	8/1/45	10
15	Fannie Mae, Pool #MA3057	3.50	7/1/47	16
17	Fannie Mae, Pool #BM1568	3.50	7/1/47	19
19	Fannie Mae, Pool #BC1158	3.50	2/1/46	20
9	Fannie Mae, Pool #AS5596	3.50	8/1/45	9
23	Fannie Mae, Pool #MA3026	3.50	6/1/47	25
14	Fannie Mae, Pool #MA3305	3.50	3/1/48	15
31	Fannie Mae, Pool #BJ4916	3.50	3/1/48	33
10	Fannie Mae, Pool #MA3597	3.50	2/1/49	11
16	Fannie Mae, Pool #MA3210	3.50	12/1/49	17
24	Fannie Mae, Pool #MA3520	3.50	10/1/48	25
14	Fannie Mae, Pool #AJ1886	3.50	3/1/42	15
20	Fannie Mae, Pool #AS6102	3.50	11/1/45	21
16	Fannie Mae, Pool #AS0024	3.50	7/1/43	17
17	Fannie Mae, Pool #MA3835	3.50	11/1/49	18
11	Fannie Mae, Pool #MA2522	3.50	2/1/46	12
23	Fannie Mae, Pool #MA2706	3.50	8/1/46	25
31	Fannie Mae, Pool #ZS4618	3.50	6/1/45	33
32	Fannie Mae, Pool #AB5511	3.50	7/1/42	34
20	Fannie Mae, Pool #BA3123	3.50	2/1/46	22
15	Fannie Mae, Pool #BK9038	3.50	10/1/33	16
15	Fannie Mae, Pool #ZA5052	3.50	11/1/47	16
11	Fannie Mae, Pool #BM5485	3.50	2/1/49	12
14	Fannie Mae, Pool #FM1960	4.00	5/1/49	15
20	Fannie Mae, Pool #ZS4708	4.00	3/1/47	22
25	Fannie Mae, Pool #ZA4988	4.00	8/1/47	27
18	Fannie Mae, Pool #MA0534	4.00	10/1/30	20
20	Fannie Mae, Pool #MA3804	4.00	10/1/49	21
11	Fannie Mae, Pool #MA3638	4.00	4/1/49	12
7	Fannie Mae, Pool #AZ1210	4.00	5/1/45	8
9	Fannie Mae, Pool #MA3615	4.00	3/1/49	10
13	Fannie Mae, Pool #BN0334	4.00	12/1/48	14
8	Fannie Mae, Pool #MA3592	4.00	2/1/49	9
13	Fannie Mae, Pool #FM1415	4.00	12/1/48	14
13	Fannie Mae, Pool #FM0021	4.00	3/1/49	14
12	Fannie Mae, Pool #FM1571	4.00	12/1/48	13
15	Fannie Mae, Pool #MA3746	4.00	8/1/49	16
10	Fannie Mae, Pool #MA2415	4.00	10/1/45	11
11	Fannie Mae, Pool #BM4991	4.00	9/1/48	12
12	Fannie Mae, Pool #MA3563	4.00	1/1/49	13
27	Fannie Mae, Pool #AS3467	4.00	10/1/44	29
17	Fannie Mae, Pool #AU8849	4.00	11/1/43	18
12	Fannie Mae, Pool #AS7600	4.00	7/1/46	13
75	Fannie Mae, Pool #190405	4.00	10/1/40	83
23	Fannie Mae, Pool #AH6242	4.00	4/1/26	24
45	Fannie Mae, Pool #AJ5303	4.00	11/1/41	50
11	Fannie Mae, Pool #BK0920	4.00	7/1/48	11
24	Fannie Mae, Pool #MA3121	4.00	9/1/47	26
19	Fannie Mae, Pool #AS7558	4.00	7/1/46	20
21	Fannie Mae, Pool #AS9314	4.00	3/1/47	22
22	Fannie Mae, Pool #BM4306	4.00	9/1/25	23

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$15	Fannie Mae, Pool #BN6677	4.00	6/1/49	$16
13	Fannie Mae, Pool #BD7060	4.00	3/1/47	14
12	Fannie Mae, Pool #MA3183	4.00	11/1/47	13
26	Fannie Mae, Pool #BM1066	4.00	2/1/47	28
16	Fannie Mae, Pool #AS3452	4.00	9/1/44	17
8	Fannie Mae, Pool #AY9901	4.00	7/1/45	9
11	Fannie Mae, Pool #AZ7362	4.00	11/1/45	12
20	Fannie Mae, Pool #AS9831	4.00	6/1/47	22
10	Fannie Mae, Pool #MA3521	4.00	11/1/48	11
23	Fannie Mae, Pool #AL8139	4.00	2/1/32	24
11	Fannie Mae, Pool #BK0909	4.00	7/1/48	12
23	Fannie Mae, Pool #AX0841	4.00	9/1/44	25
14	Fannie Mae, Pool #BD7165	4.00	4/1/47	15
8	Fannie Mae, Pool #AV0606	4.00	11/1/43	9
9	Fannie Mae, Pool #BE8373	4.00	2/1/47	10
27	Fannie Mae, Pool #AC7328	4.00	12/1/39	29
24	Fannie Mae, Pool #MA2995	4.00	5/1/47	25
26	Fannie Mae, Pool #AS8823	4.00	2/1/47	28
13	Fannie Mae, Pool #MA3277	4.00	2/1/48	14
12	Fannie Mae, Pool #CA0183	4.00	8/1/47	13
26	Fannie Mae, Pool #AS3468	4.00	10/1/44	29
10	Fannie Mae, Pool #AS8532	4.00	12/1/46	10
34	Fannie Mae, Pool #AO2959	4.00	5/1/42	37
22	Fannie Mae, Pool #BM2002	4.00	10/1/47	24
10	Fannie Mae, Pool #CA2316	4.00	7/1/48	11
9	Fannie Mae, Pool #BK6328	4.50	6/1/48	10
12	Fannie Mae, Pool #CA1711	4.50	5/1/48	14
13	Fannie Mae, Pool #BK4850	4.50	5/1/48	14
14	Fannie Mae, Pool #BM3286	4.50	11/1/47	15
12	Fannie Mae, Pool #CA0623	4.50	10/1/47	13
12	Fannie Mae, Pool #MA3639	4.50	4/1/49	13
10	Fannie Mae, Pool #MA3537	4.50	12/1/48	11
8	Fannie Mae, Pool #AU9017	4.50	9/1/43	8
13	Fannie Mae, Pool #AL6567	4.50	10/1/44	14
37	Fannie Mae, Pool #AE0954	4.50	2/1/41	41
6	Fannie Mae, Pool #BE6489	4.50	1/1/47	6
—	Fannie Mae, Pool #829106	4.50	10/1/20	–
43	Fannie Mae, Pool #AL1107	4.50	11/1/41	48
48	Fannie Mae, Pool #AE0217	4.50	8/1/40	54
6	Fannie Mae, Pool #BH3310	4.50	5/1/47	7
9	Fannie Mae, Pool #BN4309	4.50	1/1/49	10
5	Fannie Mae, Pool #930998	4.50	4/1/29	6
12	Fannie Mae, Pool #AS2751	4.50	6/1/44	13
6	Fannie Mae, Pool #890603	5.00	8/1/41	6
13	Fannie Mae, Pool #BM3904	5.00	5/1/48	14
39	Fannie Mae, Pool #889117	5.00	10/1/35	44
8	Fannie Mae, Pool #725027	5.00	11/1/33	9
18	Fannie Mae, Pool #725238	5.00	3/1/34	20
7	Fannie Mae, Pool #890221	5.50	12/1/33	8
44	Fannie Mae, Pool #725228	6.00	3/1/34	52
16	Fannie Mae, Pool #959451	6.00	12/1/37	19
22	Fannie Mae, Pool #AE0442	6.50	1/1/39	26
25	Fannie Mae, 15 YR TBA	1.50	11/25/35	26
75	Fannie Mae, 15 YR TBA	2.00	10/25/35	78
100	Fannie Mae, 15 YR TBA	2.00	11/25/35	104
50	Fannie Mae, 15 YR TBA	3.00	10/25/35	52
225	Fannie Mae, 30 YR TBA	2.00	11/25/50	231
225	Fannie Mae, 30 YR TBA	2.00	10/25/50	232
700	Fannie Mae, 30 YR TBA	2.50	10/25/49	733
125	Fannie Mae, 30 YR TBA	2.50	11/25/50	131
25	Fannie Mae, 30 YR TBA	3.00	11/25/50	26
25	Fannie Mae, 30 YR TBA	3.50	11/25/50	26
50	Fannie Mae, 30 YR TBA	3.50	10/25/35	53
75	Fannie Mae, 30 YR TBA	4.00	10/25/50	80
150	Fannie Mae, 30 YR TBA	4.50	10/25/50	161
19	Freddie Mac, Pool #J25686	2.00	9/1/28	20

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$48	Freddie Mac, Pool #G18611	2.50	9/1/31	$50
18	Freddie Mac, Pool #G18683	2.50	4/1/33	18
23	Freddie Mac, Pool #SD8055	2.50	4/1/50	24
39	Freddie Mac, Pool #G18459	2.50	3/1/28	41
14	Freddie Mac, Pool #J35896	2.50	12/1/31	15
30	Freddie Mac, Pool #G18470	2.50	6/1/28	32
25	Freddie Mac, Pool #SD8083	2.50	8/1/50	26
30	Freddie Mac, Pool #G18485	2.50	10/1/28	32
22	Freddie Mac, Pool #QA5290	2.50	12/1/49	23
23	Freddie Mac, Pool #SB8045	2.50	5/1/35	25
22	Freddie Mac, Pool #RB5043	2.50	4/1/40	24
16	Freddie Mac, Pool #G18687	2.50	5/1/33	17
15	Freddie Mac, Pool #G18635	2.50	3/1/32	16
24	Freddie Mac, Pool #RA2595	2.50	5/1/50	26
14	Freddie Mac, Pool #G07445	2.50	7/1/43	15
16	Freddie Mac, Pool #ZM2721	3.00	2/1/47	16
29	Freddie Mac, Pool #ZS4658	3.00	4/1/46	31
17	Freddie Mac, Pool #J36428	3.00	2/1/32	18
71	Freddie Mac, Pool #C09035	3.00	4/1/43	76
32	Freddie Mac, Pool #ZS4706	3.00	3/1/47	34
14	Freddie Mac, Pool #C91927	3.00	5/1/37	14
21	Freddie Mac, Pool #G15145	3.00	7/1/29	22
28	Freddie Mac, Pool #G18663	3.00	10/1/32	29
62	Freddie Mac, Pool #ZS4697	3.00	1/1/47	65
24	Freddie Mac, Pool #QA8065	3.00	3/1/50	25
9	Freddie Mac, Pool #C91809	3.00	2/1/35	10
14	Freddie Mac, Pool #ZS4688	3.00	11/1/46	15
12	Freddie Mac, Pool #G08635	3.00	4/1/45	12
16	Freddie Mac, Pool #G08803	3.00	3/1/48	17
2	Freddie Mac, Pool #J15438	3.00	5/1/21	3
33	Freddie Mac, Pool #G60989	3.00	12/1/46	36
22	Freddie Mac, Pool #QA9049	3.00	4/1/50	23
11	Freddie Mac, Pool #J25193	3.00	8/1/23	11
43	Freddie Mac, Pool #ZS4606	3.00	3/1/45	45
16	Freddie Mac, Pool #J38057	3.00	12/1/32	17
17	Freddie Mac, Pool #G61680	3.00	4/1/47	18
72	Freddie Mac, Pool #ZS4522	3.00	7/1/43	76
49	Freddie Mac, Pool #G08524	3.00	3/1/43	52
30	Freddie Mac, Pool #G08737	3.00	12/1/46	31
40	Freddie Mac, Pool #SD8030	3.00	11/1/49	41
7	Freddie Mac, Pool #G18518	3.00	7/1/29	8
12	Freddie Mac, Pool #G18601	3.00	5/1/31	12
16	Freddie Mac, Pool #ZM2089	3.00	11/1/46	17
16	Freddie Mac, Pool #ZM2169	3.00	11/1/46	17
16	Freddie Mac, Pool #QA1033	3.00	7/1/49	17
23	Freddie Mac, Pool #SD8056	3.00	4/1/50	24
28	Freddie Mac, Pool #C91709	3.00	6/1/33	29
15	Freddie Mac, Pool #V83453	3.50	10/1/47	16
11	Freddie Mac, Pool #ZS4599	3.50	1/1/45	12
40	Freddie Mac, Pool #ZS4642	3.50	12/1/45	43
12	Freddie Mac, Pool #ZS4771	3.50	6/1/48	12
71	Freddie Mac, Pool #ZS4487	3.50	6/1/42	76
13	Freddie Mac, Pool #ZA5128	3.50	12/1/47	14
11	Freddie Mac, Pool #ZS4659	3.50	4/1/46	12
8	Freddie Mac, Pool #Q57871	3.50	8/1/48	9
12	Freddie Mac, Pool #ZS4713	3.50	4/1/47	13
22	Freddie Mac, Pool #G08698	3.50	3/1/46	23
39	Freddie Mac, Pool #G08554	3.50	10/1/43	42
21	Freddie Mac, Pool #G08687	3.50	1/1/46	23
9	Freddie Mac, Pool #J14069	3.50	1/1/26	9
33	Freddie Mac, Pool #Q09896	3.50	8/1/42	35
43	Freddie Mac, Pool #G08636	3.50	4/1/45	47
8	Freddie Mac, Pool #J30284	3.50	11/1/29	8
1	Freddie Mac, Pool #J13919	3.50	12/1/20	1
25	Freddie Mac, Pool #G61148	3.50	9/1/47	27
14	Freddie Mac, Pool #G08620	3.50	12/1/44	15

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$12	Freddie Mac, Pool #G08770	3.50	7/1/47	$13
19	Freddie Mac, Pool #Q53176	3.50	12/1/47	20
10	Freddie Mac, Pool #G08627	3.50	2/1/45	10
27	Freddie Mac, Pool #C91456	3.50	6/1/32	29
33	Freddie Mac, Pool #C03759	3.50	2/1/42	36
20	Freddie Mac, Pool #ZS4651	3.50	3/1/46	21
23	Freddie Mac, Pool #G08761	3.50	5/1/47	24
16	Freddie Mac, Pool #Q43933	3.50	10/1/46	17
22	Freddie Mac, Pool #G08784	3.50	10/1/47	23
23	Freddie Mac, Pool #SD8011	3.50	9/1/49	24
35	Freddie Mac, Pool #G08637	4.00	4/1/45	38
32	Freddie Mac, Pool #Q24955	4.00	2/1/44	35
20	Freddie Mac, Pool #ZT1320	4.00	11/1/48	21
22	Freddie Mac, Pool #ZS4631	4.00	9/1/45	24
23	Freddie Mac, Pool #G08567	4.00	1/1/44	25
27	Freddie Mac, Pool #G08606	4.00	9/1/44	29
14	Freddie Mac, Pool #ZA6946	4.00	5/1/49	15
12	Freddie Mac, Pool #C91395	4.00	9/1/31	13
13	Freddie Mac, Pool #ZT2106	4.00	3/1/49	14
14	Freddie Mac, Pool #G08771	4.00	7/1/47	15
14	Freddie Mac, Pool #G08801	4.00	2/1/48	15
23	Freddie Mac, Pool #G08775	4.00	8/1/47	25
19	Freddie Mac, Pool #SD0290	4.00	4/1/50	20
31	Freddie Mac, Pool #G06506	4.00	12/1/40	34
13	Freddie Mac, Pool #Q58680	4.00	9/1/48	14
25	Freddie Mac, Pool #A96286	4.00	1/1/41	28
17	Freddie Mac, Pool #G08563	4.00	1/1/44	18
12	Freddie Mac, Pool #ZT1840	4.00	9/1/48	13
13	Freddie Mac, Pool #Q58217	4.50	9/1/48	14
15	Freddie Mac, Pool #Q52321	4.50	11/1/47	16
11	Freddie Mac, Pool #G08781	4.50	9/1/47	12
27	Freddie Mac, Pool #G01890	4.50	10/1/35	30
3	Freddie Mac, Pool #C90686	4.50	6/1/23	4
13	Freddie Mac, Pool #A97186	4.50	3/1/41	15
10	Freddie Mac, Pool #C09059	4.50	3/1/44	11
10	Freddie Mac, Pool #ZS4774	4.50	5/1/48	11
39	Freddie Mac, Pool #A97692	4.50	3/1/41	43
26	Freddie Mac, Pool #ZT1779	5.00	3/1/49	28
16	Freddie Mac, Pool #G01962	5.00	12/1/35	18
16	Freddie Mac, Pool #G04817	5.00	9/1/38	18
18	Freddie Mac, Pool #G05904	5.00	9/1/39	20
11	Freddie Mac, Pool #G08838	5.00	9/1/48	12
26	Freddie Mac, Pool #G01665	5.50	3/1/34	31
17	Freddie Mac, Pool #G02794	6.00	5/1/37	20
3	Freddie Mac, Pool #C90989	6.00	9/1/26	3
8	Freddie Mac, Pool #G03616	6.00	12/1/37	10
5	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	6
25	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	26
50	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	53
14	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	14
8	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	9
15	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	15
25	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	26
21	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	22
25	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	26
36	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	38
31	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	32
29	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	31
44	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	46
39	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	41
15	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	16
18	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	19
31	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	32
23	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	24
24	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	26
35	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	37

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$15	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	$16
16	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	17
21	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	22
13	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	14
23	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	25
38	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	40
26	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	27
49	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	52
22	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	23
17	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	17
20	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	21
25	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	26
14	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	15
16	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	17
49	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	51
27	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	28
29	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	31
25	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	26
20	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	21
21	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	22
10	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	11
18	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	19
24	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	26
28	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	30
32	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	33
20	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	21
25	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	26
25	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	26
18	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	19
19	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	20
15	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	16
18	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	20
12	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	13
26	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	28
13	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	14
27	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	29
19	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	20
48	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	52
22	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	24
26	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	28
26	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	28
23	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	25
16	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	17
6	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	6
21	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	22
14	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	15
8	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	9
18	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	19
22	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	23
11	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	11
26	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	28
34	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	36
14	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	15
19	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	20
23	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	25
22	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	24
27	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	28
21	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	22
24	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	25
21	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	22
22	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	24
32	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	34
25	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	26
24	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	25
19	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	21
28	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	30

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$9	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	$10
12	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	12
16	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	17
20	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	21
20	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	21
14	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	16
10	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	10
12	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	13
12	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	13
19	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	20
22	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	23
11	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	12
34	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	36
10	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	11
16	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	17
10	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	10
10	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	11
21	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	22
29	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	31
17	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	18
50	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	56
10	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	10
20	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	22
13	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	15
11	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	12
13	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	14
11	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	11
13	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	15
7	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	8
25	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	27
12	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	12
8	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	9
11	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	12
14	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	16
14	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	15
7	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	8
7	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	7
11	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	12
11	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	12
21	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	22
9	Government National Mortgage Association, Pool #738906	4.50	10/15/41	10
28	Government National Mortgage Association, Pool #721760	4.50	8/15/40	31
10	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	10
9	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	10
6	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	7
14	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	16
31	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	34
21	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	23
10	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	11
49	Government National Mortgage Association, Pool #4801	4.50	9/20/40	55
13	Government National Mortgage Association, Pool #BA2485	4.50	4/15/47	14
10	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	11
9	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	10
14	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	16
15	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	16
29	Government National Mortgage Association, Pool #4559	5.00	10/20/39	33
20	Government National Mortgage Association, Pool #697946	5.00	3/15/39	22
9	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	10
14	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	16
12	Government National Mortgage Association, Pool #510835	5.50	2/15/35	14
14	Government National Mortgage Association, Pool #4222	6.00	8/20/38	16
1	Government National Mortgage Association, Pool #582199	6.50	1/15/32	1
25	Government National Mortgage Association, 30 YR TBA	2.00	11/20/50	26
75	Government National Mortgage Association, 30 YR TBA	2.50	11/20/50	80
200	Government National Mortgage Association, 30 YR TBA	2.50	10/20/50	211

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$25	Government National Mortgage Association, 30 YR TBA	3.00	10/20/49	$26
	Total U.S. Government Agency Mortgages			13,505

	U.S. Government Agency Securities — 1.20%
25	Fannie Mae	0.25	5/22/23	25
25	Fannie Mae	0.50	6/17/25	25
65	Fannie Mae	1.25	5/6/21	65
25	Fannie Mae	1.63	1/7/25	26
30	Fannie Mae	2.13	4/24/26	33
10	Fannie Mae	5.63	7/15/37	16
20	Fannie Mae	6.63	11/15/30	31
25	Federal Farm Credit Bank	0.15	9/9/22	25
50	Federal Farm Credit Bank	0.38	4/8/22	50
25	Federal Farm Credit Bank	1.55	8/16/21	25
25	Federal Home Loan Bank	1.38	2/17/23	26
50	Federal Home Loan Bank	1.88	7/7/21	51
55	Federal Home Loan Bank	1.88	11/29/21	56
25	Federal Home Loan Bank	2.13	3/10/23	26
40	Federal Home Loan Bank	2.88	9/13/24	44
15	Federal Home Loan Bank	5.63	6/11/21	16
25	Freddie Mac	0.25	6/8/22	25
50	Freddie Mac	0.38	7/21/25	50
50	Freddie Mac	0.38	4/20/23	50
40	Freddie Mac	2.38	1/13/22	41
15	Freddie Mac	6.25	7/15/32	23
10	Freddie Mac	6.75	3/15/31	16
25	Freddie Mac	6.75	9/15/29	38
5	Tennessee Valley Authority	3.50	12/15/42	6
30	Tennessee Valley Authority	5.88	4/1/36	47
	Total U.S. Government Agency Securities			836

	Corporate Bonds — 33.88%
25	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	30
145	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	170
135	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	163
70	Air Products And Chemicals, Inc. (Chemicals), Callable 3/15/27 @ 100.00	1.85	5/15/27	73
25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	31
46	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	51
100	Amgen, Inc. (Biotechnology), Callable 5/19/26 @ 100.00	2.60	8/19/26	109
130	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	137
420	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	475
140	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	168
160	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	196
170	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	204
20	Anthem, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25	5/15/30	21
177	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	201
70	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	87
135	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	188
340	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	379
20	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55	3/9/49	23
215	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	276
90	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	117
65	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	80
35	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	43
325	Bank of America Corp. (Banks), Callable 10/1/24 @ 100.00	3.09 (US0003M + 109.00 bps)(b)	10/1/25	350

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$70	Bank of America Corp., MTN (Banks), Callable 10/21/26 @ 100.00	3.25	10/21/27	$77
570	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104.00 bps)(b)	12/20/28	634
50	Bank of America Corp., MTN (Banks), Callable 4/23/26 @ 100.00	3.56 (US0003M + 106.00 bps)(b)	4/23/27	56
135	Bank One Corp. (Banks)	8.00	4/29/27	186
165	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	206
115	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 1/6/30 @ 100.00	3.63	4/6/30	132
65	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25	10/26/49	85
75	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80	11/15/26	99
100	Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00	2.38	3/15/31	100
50	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	52
155	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	166
80	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20	2/5/25	86
130	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30	10/30/24	140
360	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	386
115	Caterpillar, Inc. (Machinery), Callable 1/9/30 @ 100.00	2.60	4/9/30	126
35	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	52
595	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20	10/21/26	656
120	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.08 (US0003M + 119.20 bps)(b)	4/23/29	138
25	Comcast Corp. (Media)	4.65	7/15/42	32
245	Comcast Corp. (Media)	4.75	3/1/44	320
170	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	248
20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	31
180	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	208
45	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	53
210	CSX Corp. (Road & Rail)	6.22	4/30/40	309
325	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	381
165	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78	3/25/38	199
188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	190
90	Dominion Energy Gas Holding LLC (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	99
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	248
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	44
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	31
55	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30	7/15/30	58
85	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10	9/15/27	95
50	Ecolab, Inc. (Chemicals), Callable 12/24/29 @ 100.00	4.80	3/24/30	64
5	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	5
80	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/25 @ 100.00	3.70	2/15/26	90
199	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	225
100	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88	8/20/35	101
135	FedEx Corp. (Air Freight & Logistics), Callable 1/1/26 @ 100.00	3.25	4/1/26	150
35	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	40
155	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	174
10	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40	7/1/49	13
85	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13	10/1/25	98

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$155	General Motors Financial Co. (Consumer Finance), Callable 3/9/23 @ 100.00	3.70	5/9/23	$162
295	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	298
101	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	126
25	GlaxoSmithKline Capital, Inc. (Diversified Financial Services)	6.38	5/15/38	38
275	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50	8/1/26	308
225	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73	12/8/47	268
120	International Business Machines Corp. (IT Services)	4.00	6/20/42	144
105	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	143
250	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	278
500	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138.00 bps)(b)	5/1/28	560
150	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116.00 bps)(b)	5/6/30	172
160	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55	6/1/45	190
110	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	124
175	Lincoln National Corp. (Insurance)	7.00	6/15/40	254
45	Lockheed Martin Corp. (Aerospace & Defense)	4.07	12/15/42	57
135	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	173
90	LYB International Finance III LLC (Chemicals), Callable 2/1/30 @ 100.00	3.38	5/1/30	98
45	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	50
75	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50	12/15/27	84
135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	150
175	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	252
105	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63	5/15/30	115
180	Morgan Stanley (Capital Markets)	3.88	1/27/26	205
280	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 162.80 bps)(b)	1/23/30	336
90	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 4/1/25 @ 100.00	2.75	5/1/25	97
50	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	61
35	Nucor Corp. (Metals & Mining), Callable 3/1/30 @ 100.00	2.70	6/1/30	38
125	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	165
145	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85	4/1/30	163
173	Oracle Corp. (Software)	5.38	7/15/40	242
85	PepsiCo, Inc. (Beverages), Callable 4/6/46 @ 100.00	3.45	10/6/46	98
120	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	150
115	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	142
165	Principal Financial Group, Inc. (Insurance), Callable 8/15/26 @ 100.00	3.10	11/15/26	184
225	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	313
70	Prudential Financial, Inc., MTN (Insurance), Callable 9/10/39 @ 100.00	3.00	3/10/40	73
110	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	134
15	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	23
30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	35
150	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00	5/22/30	164
155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	173
190	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	216
50	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20	9/15/28	60

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$150	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45	10/1/23	$158
30	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	33
80	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	96
60	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	60
94	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	94
255	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	261
185	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	162
25	Target Corp. (Multiline Retail), Callable 6/15/30 @ 100.00	2.65	9/15/30	28
150	TCI Communications, Inc. (Media)	7.88	2/15/26	203
215	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	235
215	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85	1/26/27	241
55	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	73
145	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	206
120	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	179
135	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	171
115	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 6/19/26 @ 100.00	2.95	9/19/26	128
90	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 12/25/29 @ 100.00	4.50	3/25/30	111
120	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38	4/1/30	138
45	Truist Financial Corp., MTN (Banks), Callable 6/3/27 @ 100.00	1.13	8/3/27	45
95	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	112
15	United Parcel Service, Inc. (Air Freight & Logistics), Callable 3/1/49 @ 100.00	3.40	9/1/49	17
15	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25	3/15/49	19
50	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	63
75	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	96
95	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	128
135	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	170
175	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	189
470	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	570
200	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	286
130	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80	9/15/47	158
80	Virginia Electric and Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	106
60	Walmart, Inc. (Food & Staples Retailing)	5.63	4/1/40	89
115	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117.00 bps)(b)	10/30/30	123
465	Wells Fargo & Co. (Banks)	3.00	10/23/26	507
30	Wells Fargo & Co. (Banks)	3.00	4/22/26	33
55	Wells Fargo & Co., MTN (Banks), Callable 6/17/26 @ 100.00	3.20 (US0003M + 117.00 bps)(b)	6/17/27	60
70	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131.00 bps)(b)	5/22/28	78
55	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	78
15	WRKCo, Inc. (Containers & Packaging), Callable 3/15/33 @ 100.00	3.00	6/15/33	16
265	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65	3/15/26	311
165	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	239
	Total Corporate Bonds			23,641

	U.S. Treasury Obligations — 29.29%
70	U.S. Treasury Bond	1.13	5/15/40	69
45	U.S. Treasury Bond	1.13	8/15/40	44

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$105	U.S. Treasury Bond	1.25	5/15/50	$99
75	U.S. Treasury Bond	1.38	8/15/50	73
106	U.S. Treasury Bond	2.00	2/15/50	120
91	U.S. Treasury Bond	2.25	8/15/49	108
117	U.S. Treasury Bond	2.25	8/15/46	138
96	U.S. Treasury Bond	2.38	11/15/49	117
60	U.S. Treasury Bond	2.50	2/15/45	74
125	U.S. Treasury Bond	2.50	5/15/46	154
120	U.S. Treasury Bond	2.50	2/15/46	148
20	U.S. Treasury Bond	2.75	11/15/42	26
55	U.S. Treasury Bond	2.75	8/15/47	71
80	U.S. Treasury Bond	2.75	11/15/47	104
94	U.S. Treasury Bond	2.88	5/15/49	126
100	U.S. Treasury Bond	2.88	5/15/43	131
115	U.S. Treasury Bond	2.88	11/15/46	152
110	U.S. Treasury Bond	2.88	8/15/45	145
50	U.S. Treasury Bond	3.00	2/15/48	68
50	U.S. Treasury Bond	3.00	5/15/45	67
120	U.S. Treasury Bond	3.00	8/15/48	164
90	U.S. Treasury Bond	3.00	2/15/49	123
75	U.S. Treasury Bond	3.00	2/15/47	101
75	U.S. Treasury Bond	3.00	11/15/45	101
100	U.S. Treasury Bond	3.00	11/15/44	134
125	U.S. Treasury Bond	3.00	5/15/47	169
15	U.S. Treasury Bond	3.13	11/15/41	20
22	U.S. Treasury Bond	3.13	2/15/42	30
115	U.S. Treasury Bond	3.13	8/15/44	157
80	U.S. Treasury Bond	3.13	5/15/48	111
90	U.S. Treasury Bond	3.13	2/15/43	122
75	U.S. Treasury Bond	3.38	5/15/44	106
55	U.S. Treasury Bond	3.38	11/15/48	80
8	U.S. Treasury Bond	3.50	2/15/39	11
115	U.S. Treasury Bond	3.63	2/15/44	168
75	U.S. Treasury Bond	3.63	8/15/43	109
33	U.S. Treasury Bond	3.75	8/15/41	48
75	U.S. Treasury Bond	3.75	11/15/43	111
10	U.S. Treasury Bond	3.88	8/15/40	15
15	U.S. Treasury Bond	4.38	5/15/40	24
25	U.S. Treasury Bond	4.38	11/15/39	39
25	U.S. Treasury Bond	4.38	2/15/38	38
35	U.S. Treasury Bond	4.38	5/15/41	55
10	U.S. Treasury Bond	4.50	2/15/36	15
35	U.S. Treasury Bond	4.63	2/15/40	56
70	U.S. Treasury Bond	4.75	2/15/41	115
40	U.S. Treasury Bond	5.00	5/15/37	65
20	U.S. Treasury Bond	5.25	2/15/29	28
40	U.S. Treasury Bond	5.38	2/15/31	59
25	U.S. Treasury Bond	6.00	2/15/26	33
60	U.S. Treasury Bond	6.13	11/15/27	84
25	U.S. Treasury Bond	6.13	8/15/29	37
35	U.S. Treasury Bond	6.25	5/15/30	53
15	U.S. Treasury Bond	6.50	11/15/26	21
17	U.S. Treasury Bond	7.50	11/15/24	22
15	U.S. Treasury Bond	7.63	2/15/25	20
40	U.S. Treasury Bond	8.00	11/15/21	43
95	U.S. Treasury Note	0.13	4/30/22	95
110	U.S. Treasury Note	0.13	5/31/22	110
115	U.S. Treasury Note	0.13	9/15/23	115
105	U.S. Treasury Note	0.13	7/15/23	105
115	U.S. Treasury Note	0.13	9/30/22	115
65	U.S. Treasury Note	0.13	8/31/22	65
15	U.S. Treasury Note	0.13	5/15/23	15
110	U.S. Treasury Note	0.13	6/30/22	110
110	U.S. Treasury Note	0.13	8/15/23	110
110	U.S. Treasury Note	0.13	7/31/22	110
60	U.S. Treasury Note	0.25	7/31/25	60

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$105	U.S. Treasury Note	0.25	6/15/23	$105
55	U.S. Treasury Note	0.25	4/15/23	55
60	U.S. Treasury Note	0.25	6/30/25	60
100	U.S. Treasury Note	0.25	5/31/25	100
115	U.S. Treasury Note	0.25	8/31/25	115
125	U.S. Treasury Note	0.25	9/30/25	125
85	U.S. Treasury Note	0.38	4/30/25	85
115	U.S. Treasury Note	0.38	9/30/27	114
100	U.S. Treasury Note	0.38	7/31/27	99
90	U.S. Treasury Note	0.38	3/31/22	90
90	U.S. Treasury Note	0.50	5/31/27	90
95	U.S. Treasury Note	0.50	6/30/27	95
90	U.S. Treasury Note	0.50	3/15/23	91
80	U.S. Treasury Note	0.50	4/30/27	80
105	U.S. Treasury Note	0.50	8/31/27	105
120	U.S. Treasury Note	0.63	5/15/30	120
135	U.S. Treasury Note	0.63	8/15/30	134
40	U.S. Treasury Note	0.63	3/31/27	41
70	U.S. Treasury Note	1.13	2/28/27	73
45	U.S. Treasury Note	1.13	2/28/25	47
85	U.S. Treasury Note	1.13	2/28/22	86
45	U.S. Treasury Note	1.25	8/31/24	47
85	U.S. Treasury Note	1.38	1/31/22	86
50	U.S. Treasury Note	1.38	10/15/22	51
60	U.S. Treasury Note	1.38	2/15/23	62
75	U.S. Treasury Note	1.38	8/31/26	79
75	U.S. Treasury Note	1.38	9/30/23	78
95	U.S. Treasury Note	1.38	1/31/25	100
70	U.S. Treasury Note	1.38	6/30/23	72
25	U.S. Treasury Note	1.38	8/31/23	26
50	U.S. Treasury Note	1.50	10/31/24	53
5	U.S. Treasury Note	1.50	9/15/22	5
80	U.S. Treasury Note	1.50	9/30/24	84
45	U.S. Treasury Note	1.50	8/15/26	48
50	U.S. Treasury Note	1.50	1/31/22	51
35	U.S. Treasury Note	1.50	1/31/27	37
88	U.S. Treasury Note	1.50	2/15/30	95
80	U.S. Treasury Note	1.50	1/15/23	82
90	U.S. Treasury Note	1.50	11/30/24	95
5	U.S. Treasury Note	1.50	9/30/21	5
85	U.S. Treasury Note	1.50	11/30/21	86
105	U.S. Treasury Note	1.50	2/28/23	108
25	U.S. Treasury Note	1.50	8/15/22	26
102	U.S. Treasury Note	1.63	11/15/22	105
70	U.S. Treasury Note	1.63	9/30/26	75
50	U.S. Treasury Note	1.63	12/15/22	52
100	U.S. Treasury Note	1.63	10/31/23	104
120	U.S. Treasury Note	1.63	12/31/21	122
80	U.S. Treasury Note	1.63	5/31/23	83
60	U.S. Treasury Note	1.63	4/30/23	62
120	U.S. Treasury Note	1.63	2/15/26	128
60	U.S. Treasury Note	1.63	5/15/26	64
65	U.S. Treasury Note	1.63	8/15/22	67
130	U.S. Treasury Note	1.63	8/15/29	141
85	U.S. Treasury Note	1.75	3/31/22	87
20	U.S. Treasury Note	1.75	12/31/26	22
90	U.S. Treasury Note	1.75	7/15/22	93
88	U.S. Treasury Note	1.75	12/31/24	94
75	U.S. Treasury Note	1.75	6/30/24	79
120	U.S. Treasury Note	1.75	11/15/29	132
35	U.S. Treasury Note	1.75	11/30/21	36
90	U.S. Treasury Note	1.75	5/15/22	92
164	U.S. Treasury Note	1.75	5/15/23	171
80	U.S. Treasury Note	1.75	1/31/23	83
110	U.S. Treasury Note	1.75	9/30/22	114
50	U.S. Treasury Note	1.75	6/15/22	51

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$80	U.S. Treasury Note	1.75	7/31/24	$85
25	U.S. Treasury Note	1.88	6/30/26	27
100	U.S. Treasury Note	1.88	3/31/22	103
50	U.S. Treasury Note	1.88	2/28/22	51
35	U.S. Treasury Note	1.88	5/31/22	36
105	U.S. Treasury Note	1.88	1/31/22	107
20	U.S. Treasury Note	1.88	8/31/24	21
90	U.S. Treasury Note	1.88	9/30/22	93
65	U.S. Treasury Note	1.88	7/31/22	67
75	U.S. Treasury Note	1.88	7/31/26	82
110	U.S. Treasury Note	1.88	11/30/21	112
85	U.S. Treasury Note	1.88	8/31/22	88
70	U.S. Treasury Note	1.88	10/31/22	73
125	U.S. Treasury Note	1.88	4/30/22	128
110	U.S. Treasury Note	2.00	12/31/21	113
75	U.S. Treasury Note	2.00	10/31/22	78
170	U.S. Treasury Note	2.00	2/15/25	183
185	U.S. Treasury Note	2.00	11/15/26	204
125	U.S. Treasury Note	2.00	5/31/24	133
95	U.S. Treasury Note	2.00	6/30/24	101
70	U.S. Treasury Note	2.00	4/30/24	75
50	U.S. Treasury Note	2.00	2/15/22	51
95	U.S. Treasury Note	2.00	7/31/22	98
150	U.S. Treasury Note	2.00	11/30/22	156
90	U.S. Treasury Note	2.13	11/30/23	96
5	U.S. Treasury Note	2.13	2/29/24	5
90	U.S. Treasury Note	2.13	6/30/22	93
5	U.S. Treasury Note	2.13	9/30/21	5
105	U.S. Treasury Note	2.13	12/31/21	108
85	U.S. Treasury Note	2.13	5/15/25	92
65	U.S. Treasury Note	2.13	9/30/24	70
170	U.S. Treasury Note	2.13	3/31/24	181
20	U.S. Treasury Note	2.13	8/15/21	20
110	U.S. Treasury Note	2.13	12/31/22	115
100	U.S. Treasury Note	2.13	5/31/26	110
55	U.S. Treasury Note	2.13	7/31/24	59
100	U.S. Treasury Note	2.25	4/15/22	103
80	U.S. Treasury Note	2.25	12/31/23	85
175	U.S. Treasury Note	2.25	11/15/27	198
95	U.S. Treasury Note	2.25	11/15/25	104
80	U.S. Treasury Note	2.25	3/31/26	88
160	U.S. Treasury Note	2.25	8/15/27	179
80	U.S. Treasury Note	2.25	1/31/24	85
55	U.S. Treasury Note	2.25	10/31/24	60
55	U.S. Treasury Note	2.25	12/31/24	60
150	U.S. Treasury Note	2.25	11/15/24	162
165	U.S. Treasury Note	2.25	2/15/27	185
50	U.S. Treasury Note	2.25	4/30/24	54
175	U.S. Treasury Note	2.38	5/15/27	198
110	U.S. Treasury Note	2.38	1/31/23	116
100	U.S. Treasury Note	2.38	8/15/24	108
100	U.S. Treasury Note	2.38	2/29/24	107
80	U.S. Treasury Note	2.38	4/30/26	89
120	U.S. Treasury Note	2.38	5/15/29	138
95	U.S. Treasury Note	2.38	3/15/22	98
105	U.S. Treasury Note	2.50	5/15/24	114
90	U.S. Treasury Note	2.50	3/31/23	95
67	U.S. Treasury Note	2.50	8/15/23	72
105	U.S. Treasury Note	2.50	2/15/22	108
50	U.S. Treasury Note	2.50	1/15/22	52
60	U.S. Treasury Note	2.50	2/28/26	67
50	U.S. Treasury Note	2.50	1/31/24	54
60	U.S. Treasury Note	2.63	2/28/23	64
100	U.S. Treasury Note	2.63	3/31/25	111
90	U.S. Treasury Note	2.63	12/31/25	101
100	U.S. Treasury Note	2.63	12/31/23	108

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$105	U.S. Treasury Note	2.63		12/15/21	$108
165	U.S. Treasury Note	2.63		2/15/29	194
105	U.S. Treasury Note	2.63		6/30/23	112
85	U.S. Treasury Note	2.63		1/31/26	95
105	U.S. Treasury Note	2.75		8/31/23	113
95	U.S. Treasury Note	2.75		5/31/23	102
170	U.S. Treasury Note	2.75		11/15/23	184
45	U.S. Treasury Note	2.75		4/30/23	48
100	U.S. Treasury Note	2.75		2/15/24	109
90	U.S. Treasury Note	2.75		6/30/25	101
90	U.S. Treasury Note	2.75		2/28/25	100
105	U.S. Treasury Note	2.75		2/15/28	122
85	U.S. Treasury Note	2.75		8/31/25	95
90	U.S. Treasury Note	2.75		7/31/23	97
140	U.S. Treasury Note	2.88		5/15/28	165
200	U.S. Treasury Note	2.88		8/15/28	237
50	U.S. Treasury Note	2.88		10/31/23	54
50	U.S. Treasury Note	2.88		10/15/21	51
100	U.S. Treasury Note	2.88		11/15/21	103
35	U.S. Treasury Note	2.88		11/30/23	38
75	U.S. Treasury Note	2.88		7/31/25	84
90	U.S. Treasury Note	2.88		11/30/25	102
90	U.S. Treasury Note	2.88		4/30/25	101
105	U.S. Treasury Note	2.88		9/30/23	113
85	U.S. Treasury Note	3.00		10/31/25	97
85	U.S. Treasury Note	3.00		9/30/25	96
115	U.S. Treasury Note	3.13		11/15/28	139
15	U.S. Treasury Note	3.63		2/15/21	15
	Total U.S. Treasury Obligations				20,431

	Yankee Dollars — 4.88%
85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	120
100	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	115
60	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	84
185	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	204
114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	183
245	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	254
150	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	162
70	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05		3/5/30	73
25	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/25 @ 100.00	3.70		2/1/26	28
105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(c)	6/15/30	163
90	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	128
160	Equinor ASA (Oil, Gas & Consumable Fuels), Callable 1/6/30 @ 100.00	3.13		4/6/30	178
140	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	164
145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	209
40	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	44
25	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	27
180	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	197
105	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	170
90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	108
100	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	147
105	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	142
75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	108
10	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	12
140	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	186
20	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	27
35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	43

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$90	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	$125
	Total Yankee Dollars				3,401

Shares
	Investment Companies — 12.35%
821,100	State Street Institutional Treasury Money Market Fund, Premier Class	0.02	(d)		821
7,795,554	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(d)		7,796
	Total Investment Companies				8,617

	Total Investments Before TBA Sale Commitments (cost $66,992) — 102.96%				71,827

Principal Amount (000)
	TBA Sale Commitments(e) — (0.11)%
$(50)	Government National Mortgage Association, 30 YR TBA	4.50		10/20/49	(53)
(25)	Government National Mortgage Association, 30 YR TBA	4.50		11/20/50	(27)
	Total TBA Sale Commitments				(80)
	Liabilities in excess of other assets — (2.85)%				(1,991)
	Net Assets — 100.00%				$69,756

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2020.
(b)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2020.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on September 30, 2020.
(d)	The rate disclosed is the rate in effect on September 30, 2020.
(e)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

bps—Basis Points

MTN—Medium Term Note

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	-	0.31%	-	0.31%
Collateralized Mortgage Obligations	-	1.69%	-	1.69%
U.S. Government Agency Mortgages	-	19.36%	-	19.36%
U.S. Government Agency Securities	-	1.20%	-	1.20%
Corporate Bonds	33.88%	-	-	33.88%
U.S. Treasury Obligations	-	29.29%	-	29.29%
Yankee Dollars	4.88%	-	-	4.88%
Investment Companies	1.18%	3.51%	7.66%	12.35%
TBA Sale Commitments	-	-0.11%	-	-0.11%
Other Assets (Liabilities)	0.34%	-3.26%	0.07%	-2.85%
Total Net Assets	40.28%	51.99%	7.73%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Rate %		Value (000)
	Investment Companies — 97.09%
1,177,000	Federated Treasury Obligations Fund, Institutional Shares^^	0.01	(a)	$1,177
362,550,617	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)	362,551
	Total Investment Companies			363,728

	Total Investments (cost $363,728) — 97.09%			363,728
	Other assets in excess of liabilities — 2.91%			10,892
	Net Assets — 100.00%			$374,620

^^	Purchased with cash collateral held from securities lending. As of September 30, 2020, there were no remaining securities out on loan.

(a)	The rate disclosed is the rate in effect on September 30, 2020.

As of September 30, 2020, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	1,779	12/31/20	$224,210	$278
E-Mini S&P 500 Future	894	12/18/20	149,834	976
			$374,044	$1,254

Total Unrealized Appreciation	$1,254
Total Unrealized Depreciation	–
Total Net Unrealized Appreciation/(Depreciation)	$1,254

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 3.88%
$100	Fannie Mae	0.25	5/22/23	$100
200	Fannie Mae	0.25	7/10/23	200
200	Fannie Mae	0.38	8/25/25	199
150	Fannie Mae	0.50	6/17/25	151
350	Fannie Mae	0.63	4/22/25	354
200	Fannie Mae	0.88	8/5/30	197
350	Fannie Mae	1.38	10/7/21	354
275	Fannie Mae	1.75	7/2/24	290
100	Fannie Mae	1.88	9/24/26	108
400	Fannie Mae	2.00	10/5/22	414
200	Fannie Mae	2.00	1/5/22	205
150	Fannie Mae	2.13	4/24/26	164
200	Fannie Mae	2.50	2/5/24	215
250	Fannie Mae	2.63	9/6/24	273
95	Fannie Mae	6.25	5/15/29	137
160	Fannie Mae	6.63	11/15/30	246
180	Fannie Mae	7.25	5/15/30	284
250	Federal Farm Credit Bank	0.15	9/9/22	250
200	Federal Farm Credit Bank	0.25	5/6/22	200
350	Federal Farm Credit Bank	0.38	4/8/22	351
325	Federal Farm Credit Bank	1.55	8/16/21	329
100	Federal Home Loan Bank	0.13	8/12/22	100
85	Federal Home Loan Bank	1.13	7/14/21	86
500	Federal Home Loan Bank	1.38	2/17/23	514
500	Federal Home Loan Bank	1.38	2/18/21	502
250	Federal Home Loan Bank	1.63	11/19/21	254
100	Federal Home Loan Bank	1.88	7/7/21	101
50	Federal Home Loan Bank	2.13	3/10/23	52
100	Federal Home Loan Bank	2.63	10/1/20	100
150	Federal Home Loan Bank	2.88	9/13/24	165
500	Federal Home Loan Bank	3.00	10/12/21	516
300	Federal Home Loan Bank	3.38	9/8/23	328
180	Federal Home Loan Bank	5.25	12/11/20	182
65	Federal Home Loan Bank	5.50	7/15/36	101
250	Freddie Mac	0.13	7/25/22	250
600	Freddie Mac	0.25	8/24/23	600
300	Freddie Mac	0.25	6/8/22	301
250	Freddie Mac	0.38	9/23/25	249
150	Freddie Mac	0.38	4/20/23	151
150	Freddie Mac	0.38	7/21/25	150
200	Freddie Mac	0.38	5/5/23	201
100	Freddie Mac	1.50	2/12/25	105
500	Freddie Mac	1.88	11/17/20	501
350	Freddie Mac	2.38	1/13/22	360
150	Freddie Mac	2.75	6/19/23	160
150	Freddie Mac	6.25	7/15/32	235
180	Freddie Mac	6.75	3/15/31	281
110	Tennessee Valley Authority	4.70	7/15/33	153
85	Tennessee Valley Authority	5.25	9/15/39	131
100	Tennessee Valley Authority	5.88	4/1/36	155
190	Tennessee Valley Authority	6.15	1/15/38	314
	Total U.S. Government Agency Securities			12,319

	U.S. Treasury Obligations — 92.83%
1,695	U.S. Treasury Bond	1.13	5/15/40	1,669
820	U.S. Treasury Bond	1.13	8/15/40	805
2,250	U.S. Treasury Bond	1.25	5/15/50	2,132
1,165	U.S. Treasury Bond	1.38	8/15/50	1,140
1,695	U.S. Treasury Bond	2.00	2/15/50	1,917
1,260	U.S. Treasury Bond	2.25	8/15/46	1,488
1,600	U.S. Treasury Bond	2.25	8/15/49	1,903
1,500	U.S. Treasury Bond	2.38	11/15/49	1,831
1,135	U.S. Treasury Bond	2.50	2/15/46	1,401
1,550	U.S. Treasury Bond	2.50	5/15/46	1,914
1,015	U.S. Treasury Bond	2.50	2/15/45	1,249
320	U.S. Treasury Bond	2.75	11/15/47	416

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$327	U.S. Treasury Bond	2.75	8/15/42	$419
1,110	U.S. Treasury Bond	2.75	8/15/47	1,441
671	U.S. Treasury Bond	2.75	11/15/42	859
1,500	U.S. Treasury Bond	2.88	5/15/49	2,008
1,116	U.S. Treasury Bond	2.88	5/15/43	1,457
955	U.S. Treasury Bond	2.88	11/15/46	1,262
780	U.S. Treasury Bond	2.88	8/15/45	1,025
1,015	U.S. Treasury Bond	3.00	11/15/44	1,356
439	U.S. Treasury Bond	3.00	5/15/42	583
1,360	U.S. Treasury Bond	3.00	8/15/48	1,854
1,795	U.S. Treasury Bond	3.00	2/15/49	2,453
1,170	U.S. Treasury Bond	3.00	11/15/45	1,572
1,075	U.S. Treasury Bond	3.00	5/15/47	1,456
1,620	U.S. Treasury Bond	3.00	2/15/48	2,201
705	U.S. Treasury Bond	3.00	2/15/47	954
1,260	U.S. Treasury Bond	3.00	5/15/45	1,687
150	U.S. Treasury Bond	3.13	2/15/42	203
545	U.S. Treasury Bond	3.13	11/15/41	736
827	U.S. Treasury Bond	3.13	2/15/43	1,120
1,505	U.S. Treasury Bond	3.13	5/15/48	2,092
1,480	U.S. Treasury Bond	3.13	8/15/44	2,014
1,130	U.S. Treasury Bond	3.38	5/15/44	1,595
900	U.S. Treasury Bond	3.38	11/15/48	1,309
40	U.S. Treasury Bond	3.50	2/15/39	56
970	U.S. Treasury Bond	3.63	8/15/43	1,414
1,280	U.S. Treasury Bond	3.63	2/15/44	1,870
180	U.S. Treasury Bond	3.75	8/15/41	264
645	U.S. Treasury Bond	3.75	11/15/43	958
225	U.S. Treasury Bond	3.88	8/15/40	333
565	U.S. Treasury Bond	4.25	11/15/40	877
30	U.S. Treasury Bond	4.25	5/15/39	46
530	U.S. Treasury Bond	4.38	2/15/38	815
163	U.S. Treasury Bond	4.38	5/15/40	256
551	U.S. Treasury Bond	4.38	5/15/41	872
855	U.S. Treasury Bond	4.38	11/15/39	1,335
255	U.S. Treasury Bond	4.50	5/15/38	398
400	U.S. Treasury Bond	4.50	2/15/36	605
150	U.S. Treasury Bond	4.50	8/15/39	237
673	U.S. Treasury Bond	4.63	2/15/40	1,083
825	U.S. Treasury Bond	4.75	2/15/41	1,361
70	U.S. Treasury Bond	4.75	2/15/37	110
235	U.S. Treasury Bond	5.00	5/15/37	381
282	U.S. Treasury Bond	5.25	11/15/28	388
660	U.S. Treasury Bond	5.25	2/15/29	913
99	U.S. Treasury Bond	5.38	2/15/31	146
85	U.S. Treasury Bond	6.00	2/15/26	111
265	U.S. Treasury Bond	6.13	11/15/27	370
350	U.S. Treasury Bond	6.13	8/15/29	518
197	U.S. Treasury Bond	6.25	8/15/23	231
320	U.S. Treasury Bond	6.25	5/15/30	488
100	U.S. Treasury Bond	6.38	8/15/27	140
218	U.S. Treasury Bond	6.50	11/15/26	299
200	U.S. Treasury Bond	6.75	8/15/26	274
300	U.S. Treasury Bond	6.88	8/15/25	395
325	U.S. Treasury Bond	7.25	8/15/22	368
295	U.S. Treasury Bond	7.63	2/15/25	390
400	U.S. Treasury Bond	8.00	11/15/21	435
1,550	U.S. Treasury Note	0.13	4/30/22	1,550
420	U.S. Treasury Note	0.13	5/15/23	420
1,970	U.S. Treasury Note	0.13	7/31/22	1,970
525	U.S. Treasury Note	0.13	7/15/23	525
1,220	U.S. Treasury Note	0.13	6/30/22	1,220
1,475	U.S. Treasury Note	0.13	5/31/22	1,475
1,295	U.S. Treasury Note	0.13	8/15/23	1,294
1,700	U.S. Treasury Note	0.13	8/31/22	1,700
1,620	U.S. Treasury Note	0.13	9/15/23	1,618

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,685	U.S. Treasury Note	0.13	9/30/22	$1,685
500	U.S. Treasury Note	0.25	6/15/23	501
1,090	U.S. Treasury Note	0.25	5/31/25	1,090
1,720	U.S. Treasury Note	0.25	9/30/25	1,718
335	U.S. Treasury Note	0.25	4/15/23	336
1,170	U.S. Treasury Note	0.25	8/31/25	1,169
620	U.S. Treasury Note	0.25	6/30/25	620
290	U.S. Treasury Note	0.25	7/31/25	290
1,620	U.S. Treasury Note	0.38	9/30/27	1,609
1,850	U.S. Treasury Note	0.38	3/31/22	1,856
1,325	U.S. Treasury Note	0.38	7/31/27	1,318
1,735	U.S. Treasury Note	0.38	4/30/25	1,745
1,280	U.S. Treasury Note	0.50	6/30/27	1,284
1,200	U.S. Treasury Note	0.50	5/31/27	1,205
630	U.S. Treasury Note	0.50	3/15/23	636
2,010	U.S. Treasury Note	0.50	3/31/25	2,033
1,085	U.S. Treasury Note	0.50	4/30/27	1,090
1,595	U.S. Treasury Note	0.50	8/31/27	1,599
395	U.S. Treasury Note	0.63	3/31/27	400
1,890	U.S. Treasury Note	0.63	8/15/30	1,879
2,675	U.S. Treasury Note	0.63	5/15/30	2,664
95	U.S. Treasury Note	1.13	2/28/27	99
965	U.S. Treasury Note	1.13	2/28/25	1,003
1,215	U.S. Treasury Note	1.13	2/28/22	1,232
670	U.S. Treasury Note	1.25	8/31/24	697
930	U.S. Treasury Note	1.25	7/31/23	959
410	U.S. Treasury Note	1.25	10/31/21	415
735	U.S. Treasury Note	1.38	9/30/23	762
1,060	U.S. Treasury Note	1.38	10/15/22	1,087
1,425	U.S. Treasury Note	1.38	6/30/23	1,473
1,510	U.S. Treasury Note	1.38	1/31/22	1,535
590	U.S. Treasury Note	1.38	8/31/26	625
1,230	U.S. Treasury Note	1.38	8/31/23	1,274
1,205	U.S. Treasury Note	1.38	1/31/25	1,264
905	U.S. Treasury Note	1.50	1/31/27	967
965	U.S. Treasury Note	1.50	3/31/23	997
1,205	U.S. Treasury Note	1.50	8/15/22	1,236
1,485	U.S. Treasury Note	1.50	9/30/24	1,561
1,590	U.S. Treasury Note	1.50	11/30/24	1,674
2,030	U.S. Treasury Note	1.50	8/15/26	2,164
1,000	U.S. Treasury Note	1.50	1/31/22	1,018
2,165	U.S. Treasury Note	1.50	2/15/30	2,335
1,270	U.S. Treasury Note	1.50	10/31/21	1,289
330	U.S. Treasury Note	1.50	9/15/22	339
1,200	U.S. Treasury Note	1.50	11/30/21	1,219
1,620	U.S. Treasury Note	1.50	10/31/24	1,704
1,065	U.S. Treasury Note	1.63	8/15/22	1,095
1,005	U.S. Treasury Note	1.63	9/30/26	1,079
1,545	U.S. Treasury Note	1.63	8/15/29	1,681
925	U.S. Treasury Note	1.63	10/31/26	994
1,200	U.S. Treasury Note	1.63	10/31/23	1,254
1,670	U.S. Treasury Note	1.63	5/15/26	1,789
235	U.S. Treasury Note	1.63	2/15/26	251
1,252	U.S. Treasury Note	1.63	11/15/22	1,291
1,375	U.S. Treasury Note	1.63	12/31/21	1,400
1,250	U.S. Treasury Note	1.63	5/31/23	1,299
1,305	U.S. Treasury Note	1.63	12/15/22	1,348
945	U.S. Treasury Note	1.63	11/30/26	1,016
810	U.S. Treasury Note	1.63	4/30/23	841
700	U.S. Treasury Note	1.63	8/31/22	720
1,160	U.S. Treasury Note	1.75	12/31/24	1,234
700	U.S. Treasury Note	1.75	1/31/23	726
820	U.S. Treasury Note	1.75	4/30/22	841
745	U.S. Treasury Note	1.75	7/31/24	789
1,175	U.S. Treasury Note	1.75	6/30/24	1,243
1,100	U.S. Treasury Note	1.75	6/15/22	1,130

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$800	U.S. Treasury Note	1.75	5/31/22	$822
965	U.S. Treasury Note	1.75	6/30/22	992
315	U.S. Treasury Note	1.75	3/31/22	323
1,603	U.S. Treasury Note	1.75	5/15/23	1,670
1,395	U.S. Treasury Note	1.75	11/30/21	1,421
1,290	U.S. Treasury Note	1.75	11/15/29	1,420
460	U.S. Treasury Note	1.75	9/30/22	475
1,100	U.S. Treasury Note	1.75	12/31/26	1,192
1,020	U.S. Treasury Note	1.75	7/15/22	1,049
1,350	U.S. Treasury Note	1.88	1/31/22	1,381
1,045	U.S. Treasury Note	1.88	7/31/26	1,136
1,000	U.S. Treasury Note	1.88	6/30/26	1,086
820	U.S. Treasury Note	1.88	5/31/22	844
850	U.S. Treasury Note	1.88	3/31/22	872
585	U.S. Treasury Note	1.88	4/30/22	601
910	U.S. Treasury Note	1.88	9/30/22	942
850	U.S. Treasury Note	1.88	10/31/22	881
925	U.S. Treasury Note	1.88	2/28/22	948
1,335	U.S. Treasury Note	1.88	7/31/22	1,377
990	U.S. Treasury Note	1.88	8/31/24	1,054
1,760	U.S. Treasury Note	1.88	11/30/21	1,795
1,270	U.S. Treasury Note	1.88	8/31/22	1,312
1,000	U.S. Treasury Note	2.00	10/31/21	1,020
900	U.S. Treasury Note	2.00	10/31/22	935
1,310	U.S. Treasury Note	2.00	11/15/21	1,337
2,015	U.S. Treasury Note	2.00	2/15/25	2,169
1,750	U.S. Treasury Note	2.00	11/30/22	1,820
840	U.S. Treasury Note	2.00	7/31/22	869
1,710	U.S. Treasury Note	2.00	5/31/24	1,823
1,825	U.S. Treasury Note	2.00	8/15/25	1,977
1,360	U.S. Treasury Note	2.00	4/30/24	1,448
1,538	U.S. Treasury Note	2.00	2/15/23	1,605
1,885	U.S. Treasury Note	2.00	11/15/26	2,069
1,885	U.S. Treasury Note	2.13	5/15/25	2,046
1,600	U.S. Treasury Note	2.13	12/31/21	1,640
365	U.S. Treasury Note	2.13	6/30/22	378
590	U.S. Treasury Note	2.13	7/31/24	633
1,785	U.S. Treasury Note	2.13	12/31/22	1,864
1,145	U.S. Treasury Note	2.13	2/29/24	1,221
445	U.S. Treasury Note	2.13	11/30/24	480
650	U.S. Treasury Note	2.13	11/30/23	690
1,000	U.S. Treasury Note	2.13	5/15/22	1,032
1,315	U.S. Treasury Note	2.13	9/30/24	1,415
1,950	U.S. Treasury Note	2.13	3/31/24	2,082
300	U.S. Treasury Note	2.13	5/31/26	330
950	U.S. Treasury Note	2.25	12/31/23	1,014
1,785	U.S. Treasury Note	2.25	2/15/27	1,992
795	U.S. Treasury Note	2.25	12/31/24	863
790	U.S. Treasury Note	2.25	10/31/24	855
2,455	U.S. Treasury Note	2.25	11/15/24	2,657
1,100	U.S. Treasury Note	2.25	3/31/26	1,215
1,770	U.S. Treasury Note	2.25	8/15/27	1,985
810	U.S. Treasury Note	2.25	1/31/24	866
1,675	U.S. Treasury Note	2.25	11/15/25	1,841
2,275	U.S. Treasury Note	2.25	11/15/27	2,557
700	U.S. Treasury Note	2.25	4/30/24	751
1,050	U.S. Treasury Note	2.25	4/15/22	1,084
1,950	U.S. Treasury Note	2.38	5/15/29	2,243
1,250	U.S. Treasury Note	2.38	1/31/23	1,315
1,675	U.S. Treasury Note	2.38	8/15/24	1,815
1,375	U.S. Treasury Note	2.38	2/29/24	1,478
1,305	U.S. Treasury Note	2.38	3/15/22	1,347
1,140	U.S. Treasury Note	2.38	4/30/26	1,268
1,810	U.S. Treasury Note	2.38	5/15/27	2,040
1,285	U.S. Treasury Note	2.50	1/31/25	1,410
990	U.S. Treasury Note	2.50	3/31/23	1,048

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,300	U.S. Treasury Note	2.50		1/31/24	$1,400
1,370	U.S. Treasury Note	2.50		8/15/23	1,462
1,075	U.S. Treasury Note	2.50		1/15/22	1,108
1,535	U.S. Treasury Note	2.50		2/15/22	1,585
1,815	U.S. Treasury Note	2.50		5/15/24	1,966
850	U.S. Treasury Note	2.50		2/28/26	949
1,650	U.S. Treasury Note	2.63		12/31/23	1,781
1,055	U.S. Treasury Note	2.63		1/31/26	1,184
1,995	U.S. Treasury Note	2.63		2/15/29	2,330
955	U.S. Treasury Note	2.63		3/31/25	1,056
1,500	U.S. Treasury Note	2.63		6/30/23	1,602
985	U.S. Treasury Note	2.63		2/28/23	1,044
1,205	U.S. Treasury Note	2.63		12/31/25	1,350
1,260	U.S. Treasury Note	2.63		12/15/21	1,298
745	U.S. Treasury Note	2.75		8/31/23	801
1,410	U.S. Treasury Note	2.75		8/31/25	1,580
1,050	U.S. Treasury Note	2.75		7/31/23	1,127
1,385	U.S. Treasury Note	2.75		5/31/23	1,481
1,620	U.S. Treasury Note	2.75		2/15/24	1,760
2,120	U.S. Treasury Note	2.75		2/15/28	2,465
920	U.S. Treasury Note	2.75		2/28/25	1,021
980	U.S. Treasury Note	2.75		4/30/23	1,046
1,897	U.S. Treasury Note	2.75		11/15/23	2,049
1,105	U.S. Treasury Note	2.88		10/31/23	1,197
1,000	U.S. Treasury Note	2.88		7/31/25	1,125
1,405	U.S. Treasury Note	2.88		8/15/28	1,659
2,340	U.S. Treasury Note	2.88		5/15/28	2,752
835	U.S. Treasury Note	2.88		11/30/25	945
750	U.S. Treasury Note	2.88		11/30/23	814
1,500	U.S. Treasury Note	2.88		9/30/23	1,621
1,040	U.S. Treasury Note	2.88		11/15/21	1,072
1,005	U.S. Treasury Note	2.88		5/31/25	1,127
1,395	U.S. Treasury Note	3.00		9/30/25	1,583
880	U.S. Treasury Note	3.00		10/31/25	1,000
1,380	U.S. Treasury Note	3.13		11/15/28	1,662
400	U.S. Treasury Note	5.50		8/15/28	554
	Total U.S. Treasury Obligations				294,382

	Yankee Dollar — 0.04%
115	AID-Israel (Sovereign Bond)	5.50		9/18/23	133
	Total Yankee Dollar				133

Shares
	Investment Company — 2.71%
8,590,974	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)		8,591
	Total Investment Company				8,591

	Total Investments (cost $289,677) — 99.46%				315,425
	Other assets in excess of liabilities — 0.54%				1,706
	Net Assets — 100.00%				$317,131

(a)	The rate disclosed is the rate in effect on September 30, 2020.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	3.88%	-	3.88%
U.S. Treasury Obligations	92.83%	-	92.83%
Yankee Dollar	0.04%	-	0.04%
Investment Company	-	2.71%	2.71%
Other Assets (Liabilities)	0.54%	0.00%	0.54%
Total Net Assets	97.29%	2.71%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations — 93.25%
$9,311	U.S. Treasury Inflation Index Bond	0.13		10/15/24	$9,871
10,735	U.S. Treasury Inflation Index Bond	0.13		1/15/30	11,851
4,308	U.S. Treasury Inflation Index Bond	0.25		2/15/50	5,071
4,041	U.S. Treasury Inflation Index Bond	0.63		2/15/43	4,966
6,138	U.S. Treasury Inflation Index Bond	0.75		2/15/45	7,794
5,430	U.S. Treasury Inflation Index Bond	0.75		2/15/42	6,817
8,753	U.S. Treasury Inflation Index Bond	0.75		7/15/28	10,077
3,884	U.S. Treasury Inflation Index Bond	0.88		2/15/47	5,153
3,470	U.S. Treasury Inflation Index Bond	1.00		2/15/49	4,828
3,469	U.S. Treasury Inflation Index Bond	1.00		2/15/48	4,771
3,388	U.S. Treasury Inflation Index Bond	1.00		2/15/46	4,560
5,597	U.S. Treasury Inflation Index Bond	1.38		2/15/44	7,943
4,360	U.S. Treasury Inflation Index Bond	1.75		1/15/28	5,304
5,104	U.S. Treasury Inflation Index Bond	2.00		1/15/26	6,006
3,193	U.S. Treasury Inflation Index Bond	2.13		2/15/41	4,951
2,227	U.S. Treasury Inflation Index Bond	2.13		2/15/40	3,407
4,284	U.S. Treasury Inflation Index Bond	2.38		1/15/27	5,278
7,185	U.S. Treasury Inflation Index Bond	2.38		1/15/25	8,335
3,818	U.S. Treasury Inflation Index Bond	2.50		1/15/29	4,981
1,680	U.S. Treasury Inflation Index Bond	3.38		4/15/32	2,544
4,054	U.S. Treasury Inflation Index Bond	3.63		4/15/28	5,549
4,902	U.S. Treasury Inflation Index Bond	3.88		4/15/29	7,034
11,585	U.S. Treasury Inflation Index Note	0.13		4/15/22	11,784
9,234	U.S. Treasury Inflation Index Note	0.13		7/15/26	10,004
11,810	U.S. Treasury Inflation Index Note	0.13		7/15/24	12,483
9,339	U.S. Treasury Inflation Index Note	0.13		4/15/25	9,934
13,087	U.S. Treasury Inflation Index Note	0.13		1/15/23	13,481
12,025	U.S. Treasury Inflation Index Note	0.13		1/15/22	12,207
7,640	U.S. Treasury Inflation Index Note	0.13		7/15/30	8,485
11,447	U.S. Treasury Inflation Index Note	0.13		7/15/22	11,736
8,488	U.S. Treasury Inflation Index Note	0.25		7/15/29	9,488
11,823	U.S. Treasury Inflation Index Note	0.25		1/15/25	12,606
12,697	U.S. Treasury Inflation Index Note	0.38		7/15/23	13,312
11,172	U.S. Treasury Inflation Index Note	0.38		7/15/25	12,113
9,316	U.S. Treasury Inflation Index Note	0.38		7/15/27	10,345
9,110	U.S. Treasury Inflation Index Note	0.38		1/15/27	10,016
9,820	U.S. Treasury Inflation Index Note	0.50		1/15/28	11,008
8,001	U.S. Treasury Inflation Index Note	0.50		4/15/24	8,491
10,997	U.S. Treasury Inflation Index Note	0.63		4/15/23	11,497
12,210	U.S. Treasury Inflation Index Note	0.63		1/15/24	12,966
9,616	U.S. Treasury Inflation Index Note	0.63		1/15/26	10,586
7,126	U.S. Treasury Inflation Index Note	0.88		1/15/29	8,295
	Total U.S. Treasury Obligations				357,928

Shares
	Investment Company — 6.62%
25,414,697	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)		25,415
	Total Investment Company				25,415

	Total Investments (cost $346,487) — 99.87%				383,343
	Other assets in excess of liabilities — 0.13%				489
	Net Assets — 100.00%				$383,832

(a)	The rate disclosed is the rate in effect on September 30, 2020.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The Inflation Protected Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	93.25%	-	93.25%
Investment Company	0.00%	6.62%	6.62%
Other Assets (Liabilities)	0.13%	0.00%	0.13%
Total Net Assets	93.38%	6.62%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 81.53%
$370	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	$437
989	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	1,167
2,205	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	2,670
785	Air Products And Chemicals, Inc. (Chemicals), Callable 3/15/27 @ 100.00	1.85	5/15/27	822
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70	12/1/47	622
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	190
530	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	591
1,130	Amgen, Inc. (Biotechnology), Callable 5/19/26 @ 100.00	2.60	8/19/26	1,228
1,530	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	1,607
4,770	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	5,391
1,066	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	1,280
2,090	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	2,555
1,850	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	2,216
335	Anthem, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25	5/15/30	344
1,980	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	2,248
790	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	983
2,160	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	3,005
6,145	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	6,852
740	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55	3/9/49	847
2,046	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	2,628
585	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	759
705	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	868
405	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	500
3,300	Bank of America Corp. (Banks), Callable 10/1/24 @ 100.00	3.09 (US0003M + 109.00 bps)(a)	10/1/25	3,559
760	Bank of America Corp., MTN (Banks), Callable 10/21/26 @ 100.00	3.25	10/21/27	840
6,760	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104.00 bps)(a)	12/20/28	7,524
550	Bank of America Corp., MTN (Banks), Callable 4/23/26 @ 100.00	3.56 (US0003M + 106.00 bps)(a)	4/23/27	614
1,358	Bank One Corp. (Banks)	8.00	4/29/27	1,876
1,875	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	2,345
1,265	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 1/6/30 @ 100.00	3.63	4/6/30	1,449
705	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25	10/26/49	924
823	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80	11/15/26	1,089
1,160	Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00	2.38	3/15/31	1,164
300	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	312
1,510	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	1,621
500	Capital One Bank USA NA (Banks), Callable 1/28/25 @ 100.00	2.28 (SOFR + 91.10 bps)(a)	1/28/26	520
900	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20	2/5/25	971
1,350	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30	10/30/24	1,458
4,135	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	4,424
1,305	Caterpillar, Inc. (Machinery), Callable 1/9/30 @ 100.00	2.60	4/9/30	1,427
600	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	888
7,220	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20	10/21/26	7,957
1,115	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.08 (US0003M + 119.20 bps)(a)	4/23/29	1,282
1,035	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90	3/1/38	1,224
295	Comcast Corp. (Media)	4.65	7/15/42	381
2,185	Comcast Corp. (Media)	4.75	3/1/44	2,856
2,220	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	3,243
175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	268

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$765	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	$909
1,650	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	1,904
2,315	CSX Corp. (Road & Rail)	6.22	4/30/40	3,407
3,780	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	4,431
1,905	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78	3/25/38	2,302
1,765	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,780
315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	353
930	Dominion Energy Gas Holding LLC (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	1,023
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	2,018
200	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	249
960	Duke Energy Corp. (Electric Utilities), Callable 5/15/27 @ 100.00	3.15	8/15/27	1,062
660	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	825
685	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30	7/15/30	722
969	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10	9/15/27	1,079
560	Ecolab, Inc. (Chemicals), Callable 12/24/29 @ 100.00	4.80	3/24/30	711
800	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	847
920	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/25 @ 100.00	3.70	2/15/26	1,033
2,782	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	3,147
900	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88	8/20/35	906
1,545	FedEx Corp. (Air Freight & Logistics), Callable 1/1/26 @ 100.00	3.25	4/1/26	1,716
705	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	802
545	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	614
225	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40	7/1/49	282
915	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13	10/1/25	1,060
1,220	General Motors Financial Co. (Consumer Finance), Callable 3/9/23 @ 100.00	3.70	5/9/23	1,276
3,295	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	3,326
1,155	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,442
298	GlaxoSmithKline Capital, Inc. (Diversified Financial Services)	6.38	5/15/38	459
3,455	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50	8/1/26	3,871
2,597	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73	12/8/47	3,094
1,380	International Business Machines Corp. (IT Services)	4.00	6/20/42	1,660
1,135	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	1,543
2,130	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	2,366
5,800	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138.00 bps)(a)	5/1/28	6,494
1,658	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116.00 bps)(a)	5/6/30	1,902
558	JPMorgan Chase & Co. (Banks), Callable 4/15/25 @ 100.00	3.90	7/15/25	629
1,840	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55	6/1/45	2,190
190	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	215
1,940	Lincoln National Corp. (Insurance)	7.00	6/15/40	2,806
595	Lockheed Martin Corp. (Aerospace & Defense)	4.07	12/15/42	748
1,305	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	1,674
655	LYB International Finance III LLC (Chemicals), Callable 2/1/30 @ 100.00	3.38	5/1/30	715
490	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	543
1,165	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50	12/15/27	1,308
1,380	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	1,529

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,015	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	$2,899
1,590	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63	5/15/30	1,736
2,020	Morgan Stanley (Capital Markets)	3.88	1/27/26	2,302
3,145	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 162.80 bps)(a)	1/23/30	3,761
1,035	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 4/1/25 @ 100.00	2.75	5/1/25	1,118
365	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	442
310	Northrop Grumman Corp. (Aerospace & Defense), Callable 11/1/49 @ 100.00	5.25	5/1/50	441
485	Nucor Corp. (Metals & Mining), Callable 3/1/30 @ 100.00	2.70	6/1/30	520
1,436	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	1,904
1,665	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85	4/1/30	1,876
380	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	453
1,535	Oracle Corp. (Software)	5.38	7/15/40	2,150
980	PepsiCo, Inc. (Beverages), Callable 4/6/46 @ 100.00	3.45	10/6/46	1,134
1,330	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	1,652
1,340	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	1,655
1,940	Principal Financial Group, Inc. (Insurance), Callable 8/15/26 @ 100.00	3.10	11/15/26	2,157
2,139	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	2,976
915	Prudential Financial, Inc., MTN (Insurance), Callable 9/10/39 @ 100.00	3.00	3/10/40	955
1,230	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	1,497
152	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	231
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	313
1,731	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00	5/22/30	1,892
1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	1,395
1,950	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	2,217
730	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20	9/15/28	869
385	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45	10/1/23	405
330	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	363
920	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	1,103
695	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	696
589	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	589
3,371	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	3,451
1,625	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,426
340	Target Corp. (Multiline Retail), Callable 6/15/30 @ 100.00	2.65	9/15/30	380
1,850	TCI Communications, Inc. (Media)	7.88	2/15/26	2,507
3,640	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	3,984
1,865	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85	1/26/27	2,093
775	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	1,034
1,485	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	2,107
1,671	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	2,499
1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	1,882
1,310	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 6/19/26 @ 100.00	2.95	9/19/26	1,456
1,021	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 12/25/29 @ 100.00	4.50	3/25/30	1,259
1,345	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38	4/1/30	1,547
490	Truist Financial Corp., MTN (Banks), Callable 6/3/27 @ 100.00	1.13	8/3/27	489
1,500	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	1,767
200	United Parcel Service, Inc. (Air Freight & Logistics), Callable 3/1/49 @ 100.00	3.40	9/1/49	227

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$140	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25		3/15/49	$181
674	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	847
810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63		11/15/41	1,035
1,185	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	1,596
1,505	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	1,896
1,300	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50		2/1/25	1,404
6,425	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	7,800
2,022	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	2,887
1,580	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80		9/15/47	1,919
820	Virginia Electric and Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	1,086
501	Walmart, Inc. (Food & Staples Retailing)	5.00		10/25/40	702
730	Walmart, Inc. (Food & Staples Retailing)	5.63		4/1/40	1,084
1,580	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117.00 bps)(a)		10/30/30	1,686
5,155	Wells Fargo & Co. (Banks)	3.00		10/23/26	5,626
374	Wells Fargo & Co. (Banks)	3.00		4/22/26	407
605	Wells Fargo & Co., MTN (Banks), Callable 6/17/26 @ 100.00	3.20 (US0003M + 117.00 bps)(a)		6/17/27	660
775	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131.00 bps)(a)		5/22/28	864
340	Westvaco Corp. (Containers & Packaging)	8.20		1/15/30	483
515	WRKCo, Inc. (Containers & Packaging), Callable 3/15/33 @ 100.00	3.00		6/15/33	563
3,045	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	3,571
1,846	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	2,671
	Total Corporate Bonds				271,775

	Yankee Dollars — 12.53%
850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	1,199
1,082	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	1,240
500	Barclays PLC (Banks), Callable 1/10/22 @ 100.00	3.68		1/10/23	516
645	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	900
2,094	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	2,311
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,997
1,191	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	1,237
2,504	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	2,702
845	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05		3/5/30	883
400	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/25 @ 100.00	3.70		2/1/26	450
1,000	Coca-Cola European Partners PLC (Beverages), Callable 6/1/21 @ 100.00	4.50		9/1/21	1,022
1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(b)	6/15/30	1,715
1,010	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	1,435
2,180	Equinor ASA (Oil, Gas & Consumable Fuels), Callable 1/6/30 @ 100.00	3.13		4/6/30	2,436
1,430	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	1,673
1,795	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	2,589
525	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	582
2,000	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/24 @ 100.00	5.75		4/15/24	2,289
2,087	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	2,281
1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,855
175	Shell International Finance BV (Diversified Financial Services), Callable 1/6/30 @ 100.00	2.75		4/6/30	191
893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	1,069
1,185	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	1,741
825	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	1,113
331	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	391
850	Telefonica Emisiones SA (Diversified Telecommunication Services)	4.67		3/6/38	972
970	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	1,117
1,040	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	1,384

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$451	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	$619
440	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	543
946	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	1,310
	Total Yankee Dollars				41,762

Shares
	Investment Companies — 5.16%
8,690,418	State Street Institutional Treasury Money Market Fund, Premier Class	0.02	(c)		8,690
8,507,542	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(c)		8,508
	Total Investment Companies				17,198

	Total Investments (cost $303,751) — 99.22%				330,735
	Other assets in excess of liabilities — 0.78%				2,596

	Net Assets — 100.00%				$333,331

(a)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2020.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on September 30, 2020.
(c)	The rate disclosed is the rate in effect on September 30, 2020.

bps—Basis Points

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	81.53%	-	81.53%
Yankee Dollars	12.53%	-	12.53%
Investment Companies	2.61%	2.55%	5.16%
Other Assets (Liabilities)	1.00%	-0.22%	0.78%
Total Net Assets	97.67%	2.33%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.89%
$200	BMW Vehicle Owner Trust, Series 2018-A, Class - A4, Callable 11/25/21 @ 100.00	2.51		6/25/24	$204
200	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class - A3	2.43		1/15/25	206
270	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class - A1	2.84		12/16/24	280
100	CarMax Auto Owner Trust, Series 2020-1 A3, Class - A3, Callable 8/15/23 @ 100.00	1.89		12/16/24	103
300	CarMax Auto Owner Trust, Series 2017-2, Class - A4, Callable 6/15/21 @ 100.00	2.25		9/15/22	302
100	Discover Card Execution Note Trust, Series 2017-A2, Class - A2	2.39		7/15/24	103
90	Ford Credit Floorplan Master Owner Trust, Series 2019-A1, Class - A1	2.23		9/15/24	93
156	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class - A4, Callable 10/16/21 @ 100.00	2.46		7/17/23	159
250	Nissan Auto Receivables Owner Trust, Series 2019-A, Class - A3, Callable 1/15/23 @ 100.00	2.90		10/16/23	256
200	Toyota Auto Receivables Owner Trust, Series 2018-A, Class - A4, Callable 1/15/22 @ 100.00	2.52		5/15/23	205
50	World Omni Auto Receivables Trust, Series 2019-A3, Class - A3, Callable 10/15/22 @ 100.00	3.04		5/15/24	50
200	World Omni Automobile Lease Securitization Trust, Series 2019-A, Class - A3, Callable 11/15/21 @ 100.00	2.94		5/16/22	203
	Total Asset Backed Securities				2,164

	Collateralized Mortgage Obligations — 6.81%
150	Bank, Series 2020-BNK26, Class - A4	2.40		3/15/63	161
100	Bank, Series 2019-BN21, Class - A5	2.85		10/15/52	111
100	Bank, Series 2019-BNK19, Class - A3, Callable 7/11/29 @ 100.00	3.18		8/15/61	113
250	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47		11/15/54	278
300	Bank, Series 2018-BN10, Class - A5	3.69		2/15/61	346
300	Bank, Series 2019-BN17, Class - A4	3.71		4/15/52	350
200	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - A2	3.12		2/15/50	205
100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - ASB	3.37		2/15/50	108
60	BBCMS Mortgage Trust, Series 2020-C7, Class - AS	2.44		4/15/53	63
250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5	4.02		3/15/52	297
200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4	4.26		10/10/51	240
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4	2.88		2/10/48	241
100	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS	2.92		2/15/53	109
150	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4	3.10		12/15/72	170
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A5	3.14		2/10/48	197
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4	3.31		4/10/49	110
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable 1/10/26 @ 100.00	3.62		2/10/49	112
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62		7/10/47	248
183	Commercial Mortgage Trust, Series 2015-LC19, Class - A4	3.18		2/10/48	198
80	Commercial Mortgage Trust, Series 2015-DC1, Class - A5	3.35		2/10/48	87
256	Commercial Mortgage Trust, Series 2013-CR8, Class - A5	3.61	(a)	6/10/46	273
100	Commercial Mortgage Trust, Series 2014-UBS4, Class - AM	3.97		8/10/47	108
100	Commercial Mortgage Trust, Series 2013-CR11, Class - B	5.28	(a)	8/10/50	107
200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB	3.31		11/15/49	213
500	CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class - A2	3.82		4/15/51	528
114	Fannie Mae-ACES, Series 2016-M6, Class - A1	2.14		5/25/26	119
27	Fannie Mae-ACES, Series 2017-M8, Class - A1	2.65		5/25/27	29
6	Fannie Mae-ACES, Series 2013-M14, Class - APT	2.71	(a)	4/25/23	6
261	Fannie Mae-ACES, Series 2015-M3, Class - A2	2.72		10/25/24	279
—	Fannie Mae-ACES, Series 2012-M1, Class - A2	2.73		10/25/21	–
200	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96	(a)	2/25/27	224
250	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98		8/25/29	280
218	Fannie Mae-ACES, Series 2014-M9, Class - A2	3.10	(a)	7/25/24	237
300	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.18	(a)	6/25/27	335
200	Fannie Mae-ACES, Series 2017 M15, Class - ATS2	3.20	(a)	11/25/27	219
250	Fannie Mae-ACES, Series 2018-M14, Class - A2	3.70	(a)	8/25/28	295
200	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.75	(a)	11/25/28	236
400	Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class - A2	3.90	(a)	8/25/28	481

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2	1.72		5/25/35	$307
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class - A1	1.78		5/25/29	105
49	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K099, Class - A1	2.26		6/25/29	53
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class - A2	2.31		8/25/22	47
86	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class - A1, Callable 6/25/26 @ 100.00	2.34		7/25/26	91
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class - A2	2.64		1/25/23	190
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class - A2	2.67		3/25/26	384
—	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class - A2	2.87		12/25/21	–
175	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2	2.91		7/25/49	187
36	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A1	3.02		2/25/23	37
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class - A2	3.06		12/25/24	400
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K092, Class - A2	3.30		4/25/29	117
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A2	3.31	(a)	5/25/23	195
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class - A2	3.32	(a)	2/25/23	194
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class - A2, Callable 5/11/25 @ 100.00	3.33	(a)	5/25/25	112
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2	3.51		3/25/29	296
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K087, Class - A2	3.77		12/25/28	298
500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class - A2	3.85		5/25/28	596
230	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3	2.79		5/10/49	245
200	GS Mortgage Securities Trust, Series 2019-GC42, Class - A4	3.00		9/1/52	224
100	GS Mortgage Securities Trust, Series 2020-GC45, Class - AS	3.17	(a)	2/13/53	111
250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4	3.67		3/10/50	285
100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5	4.16	(a)	7/10/51	119
274	GS Mortgage Securities Trust, Series 2013-GC14, Class - A5	4.24		8/10/46	296
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5	3.64		11/15/47	150
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class - A4, Callable 7/15/24 @ 100.00	3.80		9/15/47	200
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class - A5	4.13		11/15/45	198
166	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class - A3, Callable 8/15/22 @ 100.00	2.83		10/15/45	170
89	Morgan Stanley BAML Trust, Series 2015-C21, Class - ASB	3.15		3/15/48	93
183	Morgan Stanley BAML Trust, Series 2015-C20, Class - A4	3.25		2/15/48	197
200	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4	3.53		12/15/47	217
200	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5	3.60		5/15/50	226
100	Morgan Stanley BAML Trust, Series 2014-C17, Class - A5, Callable 7/11/24 @ 100.00	3.74		8/15/47	109
100	Morgan Stanley BAML Trust, Series 2014-C15, Class - A4, Callable 2/15/24 @ 100.00	4.05		4/15/47	110
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4	3.26		6/15/50	220
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class - A4	3.59		3/15/49	201
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4	3.06		10/10/48	108
141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class - A4, Callable 6/10/22 @ 100.00	3.53		5/10/63	146
272	Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable 10/15/29 @ 100.00	3.04		10/15/52	304
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4	3.10		6/15/49	540

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4	3.66	9/15/58	$203
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable 12/15/25 @ 100.00	3.81	12/15/48	139
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class - A5	3.82	8/15/50	184
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C	4.07	2/15/48	136
100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4	4.44	9/15/61	120
	Total Collateralized Mortgage Obligations			16,573

	U.S. Government Agency Mortgages — 80.97%
34	Fannie Mae, Pool #AY4232	2.00	5/1/30	36
76	Fannie Mae, Pool #MA2906	2.00	2/1/32	80
17	Fannie Mae, Pool #CA0052	2.00	7/1/32	18
25	Fannie Mae, Pool #BJ4362	2.00	11/1/32	26
200	Fannie Mae, Pool #BP6626	2.00	8/1/50	206
74	Fannie Mae, Pool #MA4071	2.00	7/1/40	76
498	Fannie Mae, Pool #MA4128	2.00	9/1/40	516
185	Fannie Mae, Pool #AS1058	2.00	11/1/28	192
37	Fannie Mae, Pool #AS0001	2.00	7/1/28	38
422	Fannie Mae, Pool #SB8061	2.00	9/1/35	439
49	Fannie Mae, Pool #MA4093	2.00	8/1/40	51
148	Fannie Mae, Pool #FM3296	2.50	5/1/35	157
71	Fannie Mae, Pool #MA4016	2.50	5/1/40	75
149	Fannie Mae, Pool #MA4053	2.50	6/1/35	156
17	Fannie Mae, Pool #MA2888	2.50	1/1/47	18
162	Fannie Mae, Pool #MA3764	2.50	9/1/34	170
38	Fannie Mae, Pool #MA3830	2.50	11/1/39	40
236	Fannie Mae, Pool #MA3154	2.50	10/1/32	248
18	Fannie Mae, Pool #MA1511	2.50	7/1/33	19
150	Fannie Mae, Pool #MA3955	2.50	3/1/35	157
398	Fannie Mae, Pool #FM4231	2.50	9/1/50	418
218	Fannie Mae, Pool #MA1277	2.50	12/1/27	227
36	Fannie Mae, Pool #MA1270	2.50	11/1/32	38
493	Fannie Mae, Pool #MA4078	2.50	7/1/50	517
397	Fannie Mae, Pool #MA2730	2.50	8/1/46	419
241	Fannie Mae, Pool #MA1210	2.50	10/1/27	251
384	Fannie Mae, Pool #MA3902	2.50	12/1/49	403
34	Fannie Mae, Pool #MA3788	2.50	9/1/39	35
248	Fannie Mae, Pool #BQ0329	2.50	7/1/50	260
55	Fannie Mae, Pool #AT2717	2.50	5/1/43	58
127	Fannie Mae, Pool #BC9041	2.50	11/1/31	133
137	Fannie Mae, Pool #AB7391	2.50	12/1/42	144
36	Fannie Mae, Pool #ZT2094	2.50	6/1/34	38
42	Fannie Mae, Pool #MA2868	2.50	1/1/32	44
146	Fannie Mae, Pool #BE3032	2.50	1/1/32	153
424	Fannie Mae, Pool #MA3990	2.50	4/1/50	445
399	Fannie Mae, Pool #MA4075	2.50	7/1/35	417
52	Fannie Mae, Pool #BJ3742	2.50	12/1/32	55
69	Fannie Mae, Pool #BJ3944	2.50	1/1/33	72
96	Fannie Mae, Pool #AU6387	2.50	11/1/28	100
75	Fannie Mae, Pool #AU5334	2.50	11/1/28	78
199	Fannie Mae, Pool #AO3019	2.50	5/1/27	208
84	Fannie Mae, Pool #MA3896	2.50	1/1/35	87
197	Fannie Mae, Pool #MA3965	2.50	3/1/40	208
31	Fannie Mae, Pool #AS8437	2.50	12/1/36	32
85	Fannie Mae, Pool #AS8246	2.50	11/1/31	89
18	Fannie Mae, Pool #MA2854	2.50	12/1/46	19
289	Fannie Mae, Pool #MA3827	2.50	11/1/34	301
68	Fannie Mae, Pool #MA3737	2.50	8/1/34	71
427	Fannie Mae, Pool #MA3246	2.50	1/1/33	448
82	Fannie Mae, Pool #MA3217	2.50	12/1/32	86
13	Fannie Mae, Pool #MA2789	2.50	10/1/36	14
32	Fannie Mae, Pool #AS0513	2.50	8/1/43	34
196	Fannie Mae, Pool #AP4742	2.50	8/1/27	204
148	Fannie Mae, Pool #AS4946	2.50	5/1/30	155
119	Fannie Mae, Pool #AS8892	2.50	2/1/32	125
14	Fannie Mae, Pool #AS8172	2.50	10/1/36	15

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$73	Fannie Mae, Pool #AZ6458	2.50	7/1/30	$77
140	Fannie Mae, Pool #AU2619	2.50	8/1/28	146
313	Fannie Mae, Pool #MA3765	2.50	9/1/49	328
396	Fannie Mae, Pool #BP5878	2.50	6/1/50	415
62	Fannie Mae, Pool #MA3282	2.50	2/1/33	65
78	Fannie Mae, Pool #MA3801	2.50	10/1/49	81
50	Fannie Mae, Pool #AS4660	2.50	3/1/30	53
369	Fannie Mae, Pool #AP2465	3.00	8/1/42	392
260	Fannie Mae, Pool #AL9865	3.00	2/1/47	275
78	Fannie Mae, Pool #MA2773	3.00	10/1/36	82
43	Fannie Mae, Pool #MA2579	3.00	4/1/36	46
202	Fannie Mae, Pool #BD4225	3.00	11/1/46	214
387	Fannie Mae, Pool #MA3905	3.00	1/1/50	405
63	Fannie Mae, Pool #AL9996	3.00	4/1/32	67
836	Fannie Mae, Pool #AP6375	3.00	9/1/42	888
44	Fannie Mae, Pool #BK1015	3.00	2/1/33	47
384	Fannie Mae, Pool #MA3937	3.00	2/1/50	402
430	Fannie Mae, Pool #MA4020	3.00	5/1/50	452
51	Fannie Mae, Pool #AS3117	3.00	8/1/29	54
244	Fannie Mae, Pool #MA3960	3.00	3/1/50	256
66	Fannie Mae, Pool #MA3958	3.00	3/1/40	69
246	Fannie Mae, Pool #CA5729	3.00	5/1/50	258
123	Fannie Mae, Pool #CA3754	3.00	6/1/34	130
65	Fannie Mae, Pool #MA2149	3.00	1/1/30	69
176	Fannie Mae, Pool #MA2246	3.00	4/1/30	186
73	Fannie Mae, Pool #MA2230	3.00	4/1/35	77
740	Fannie Mae, Pool #MA3834	3.00	11/1/49	776
218	Fannie Mae, Pool #BC9003	3.00	11/1/46	231
220	Fannie Mae, Pool #AT7620	3.00	6/1/43	234
21	Fannie Mae, Pool #MA2065	3.00	10/1/34	22
189	Fannie Mae, Pool #MA2863	3.00	1/1/47	200
78	Fannie Mae, Pool #MA2425	3.00	10/1/30	83
120	Fannie Mae, Pool #MA3991	3.00	4/1/50	125
70	Fannie Mae, Pool #AQ3223	3.00	11/1/27	75
100	Fannie Mae, Pool #FM4317	3.00	9/1/50	105
43	Fannie Mae, Pool #MA2832	3.00	12/1/36	46
183	Fannie Mae, Pool #MA2833	3.00	12/1/46	193
236	Fannie Mae, Pool #MA2806	3.00	11/1/46	249
194	Fannie Mae, Pool #MA2895	3.00	2/1/47	205
173	Fannie Mae, Pool #AY4829	3.00	5/1/45	183
138	Fannie Mae, Pool #BD5545	3.00	10/1/46	146
38	Fannie Mae, Pool #BE9547	3.00	4/1/47	40
244	Fannie Mae, Pool #AT0682	3.00	4/1/43	259
18	Fannie Mae, Pool #AX8309	3.00	11/1/29	19
33	Fannie Mae, Pool #MA2961	3.00	4/1/37	35
58	Fannie Mae, Pool #BC4276	3.00	4/1/46	61
77	Fannie Mae, Pool #MA2523	3.00	2/1/36	81
25	Fannie Mae, Pool #MA1058	3.00	5/1/32	27
28	Fannie Mae, Pool #MA3218	3.00	12/1/32	30
33	Fannie Mae, Pool #AZ4358	3.00	7/1/30	34
52	Fannie Mae, Pool #BE3861	3.00	1/1/47	55
77	Fannie Mae, Pool #MA3331	3.00	4/1/48	81
183	Fannie Mae, Pool #AS8784	3.00	2/1/47	193
126	Fannie Mae, Pool #CA3788	3.00	7/1/49	132
98	Fannie Mae, Pool #MA1527	3.00	8/1/33	104
246	Fannie Mae, Pool #MA3082	3.00	7/1/47	259
30	Fannie Mae, Pool #BA4786	3.00	2/1/31	31
99	Fannie Mae, Pool #MA1401	3.00	4/1/33	105
10	Fannie Mae, Pool #BA0826	3.00	10/1/30	11
233	Fannie Mae, Pool #MA1307	3.00	1/1/33	248
50	Fannie Mae, Pool #MA1338	3.00	2/1/33	53
251	Fannie Mae, Pool #AB8897	3.00	4/1/43	265
31	Fannie Mae, Pool #MA2087	3.00	11/1/34	32
175	Fannie Mae, Pool #AS0196	3.00	8/1/28	185
643	Fannie Mae, Pool #AQ7920	3.00	12/1/42	683
129	Fannie Mae, Pool #AS8521	3.00	12/1/46	135

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$187	Fannie Mae, Pool #AS4884	3.00	5/1/45	$197
174	Fannie Mae, Pool #AS4333	3.00	1/1/45	184
179	Fannie Mae, Pool #FM1134	3.00	4/1/48	189
168	Fannie Mae, Pool #AU3735	3.00	8/1/43	179
114	Fannie Mae, Pool #AS7908	3.00	9/1/46	121
43	Fannie Mae, Pool #BM1370	3.00	4/1/37	45
160	Fannie Mae, Pool #AS7238	3.00	5/1/46	169
139	Fannie Mae, Pool #BE1901	3.00	12/1/46	147
68	Fannie Mae, Pool #BJ2996	3.00	1/1/33	71
30	Fannie Mae, Pool #AS8056	3.00	10/1/46	31
77	Fannie Mae, Pool #AL8861	3.00	7/1/31	81
461	Fannie Mae, Pool #AP6493	3.00	9/1/42	489
68	Fannie Mae, Pool #AS2312	3.00	5/1/29	72
394	Fannie Mae, Pool #QB1382	3.00	7/1/50	417
30	Fannie Mae, Pool #AR7426	3.00	7/1/43	32
13	Fannie Mae, Pool #MA3100	3.00	8/1/37	14
51	Fannie Mae, Pool #AW8295	3.00	8/1/29	54
113	Fannie Mae, Pool #MA3831	3.00	11/1/39	119
334	Fannie Mae, Pool #FM1370	3.00	4/1/46	355
461	Fannie Mae, Pool #MA4048	3.00	6/1/50	485
21	Fannie Mae, Pool #FM1585	3.00	9/1/49	22
423	Fannie Mae, Pool #BP1932	3.00	4/1/50	444
362	Fannie Mae, Pool #MA3871	3.00	12/1/49	380
141	Fannie Mae, Pool #MA3179	3.00	11/1/47	149
40	Fannie Mae, Pool #AS4334	3.00	1/1/45	43
99	Fannie Mae, Pool #MA3657	3.00	5/1/34	104
225	Fannie Mae, Pool #AT2014	3.00	4/1/43	239
22	Fannie Mae, Pool #MA2287	3.00	6/1/35	23
134	Fannie Mae, Pool #BD5787	3.00	9/1/46	142
220	Fannie Mae, Pool #BC4764	3.00	10/1/46	232
296	Fannie Mae, Pool #BD2446	3.00	1/1/47	313
30	Fannie Mae, Pool #MA2897	3.00	2/1/37	32
72	Fannie Mae, Pool #BE4400	3.00	1/1/47	75
296	Fannie Mae, Pool #AS7904	3.00	9/1/46	312
117	Fannie Mae, Pool #AS1527	3.00	1/1/29	123
104	Fannie Mae, Pool #AS8186	3.00	10/1/46	109
130	Fannie Mae, Pool #AY4200	3.00	5/1/45	138
179	Fannie Mae, Pool #AK3302	3.00	3/1/27	188
26	Fannie Mae, Pool #MA3078	3.00	7/1/37	28
188	Fannie Mae, Pool #AK0006	3.00	1/1/27	198
67	Fannie Mae, Pool #MA3304	3.00	3/1/48	70
59	Fannie Mae, Pool #MA3247	3.00	1/1/33	62
122	Fannie Mae, Pool #AB4483	3.00	2/1/27	128
100	Fannie Mae, Pool #AW7383	3.00	8/1/29	105
476	Fannie Mae, Pool #MA3802	3.00	10/1/49	499
56	Fannie Mae, Pool #AU7890	3.00	9/1/28	59
308	Fannie Mae, Pool #BN7703	3.00	8/1/49	323
359	Fannie Mae, Pool #BO2201	3.00	9/1/49	376
673	Fannie Mae, Pool #AB7099	3.00	11/1/42	710
38	Fannie Mae, Pool #AT1575	3.00	5/1/43	40
16	Fannie Mae, Pool #AL9848	3.00	3/1/47	17
90	Fannie Mae, Pool #AZ0538	3.00	9/1/30	95
86	Fannie Mae, Pool #MA3934	3.00	2/1/40	90
128	Fannie Mae, Pool #MA3147	3.00	10/1/47	135
310	Fannie Mae, Pool #BO3192	3.00	10/1/49	325
68	Fannie Mae, Pool #MA3090	3.00	8/1/32	71
199	Fannie Mae, Pool #FM2132	3.00	1/1/50	208
72	Fannie Mae, Pool #BD5076	3.00	2/1/32	76
38	Fannie Mae, Pool #J24886	3.00	7/1/23	40
295	Fannie Mae, Pool #MA4079	3.00	7/1/50	310
292	Fannie Mae, Pool #BP6466	3.00	7/1/50	308
385	Fannie Mae, Pool #CA5668	3.00	5/1/50	403
58	Fannie Mae, Pool #AS8438	3.00	12/1/36	62
64	Fannie Mae, Pool #AS8483	3.00	12/1/46	68
54	Fannie Mae, Pool #AS8424	3.00	12/1/36	57
204	Fannie Mae, Pool #AS8276	3.00	11/1/46	215

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$490	Fannie Mae, Pool #AO0752	3.00	4/1/42	$521
278	Fannie Mae, Pool #AS8414	3.00	11/1/46	294
42	Fannie Mae, Pool #MA3185	3.00	11/1/37	44
149	Fannie Mae, Pool #FM1552	3.00	12/1/47	157
101	Fannie Mae, Pool #MA3127	3.00	9/1/37	107
91	Fannie Mae, Pool #MA3631	3.00	4/1/34	96
371	Fannie Mae, Pool #B06219	3.00	12/1/49	389
313	Fannie Mae, Pool #MA3774	3.00	9/1/49	328
381	Fannie Mae, Pool #B08947	3.00	1/1/50	401
75	Fannie Mae, Pool #MA3060	3.00	7/1/32	79
50	Fannie Mae, Pool #BO7242	3.00	1/1/50	53
70	Fannie Mae, Pool #MA3339	3.00	4/1/33	74
461	Fannie Mae, Pool #CA5519	3.00	4/1/50	486
123	Fannie Mae, Pool #MA3744	3.00	8/1/49	129
296	Fannie Mae, Pool #MA2737	3.00	9/1/46	313
470	Fannie Mae, Pool #FM3395	3.00	6/1/50	493
91	Fannie Mae, Pool #B09169	3.00	12/1/49	96
449	Fannie Mae, Pool #CA5423	3.00	3/1/50	471
272	Fannie Mae, Pool #MA2956	3.00	4/1/47	286
206	Fannie Mae, Pool #MA3106	3.00	8/1/47	217
58	Fannie Mae, Pool #MA3237	3.00	1/1/48	61
135	Fannie Mae, Pool #MA1980	3.50	8/1/44	145
21	Fannie Mae, Pool #BM5446	3.50	2/1/49	22
150	Fannie Mae, Pool #MA2125	3.50	12/1/44	162
245	Fannie Mae, Pool #MA3745	3.50	8/1/49	258
141	Fannie Mae, Pool #MA1982	3.50	8/1/34	150
81	Fannie Mae, Pool #MA3614	3.50	3/1/49	85
80	Fannie Mae, Pool #BE5258	3.50	1/1/47	86
67	Fannie Mae, Pool #AZ6383	3.50	9/1/45	72
133	Fannie Mae, Pool #AS0024	3.50	7/1/43	143
155	Fannie Mae, Pool #FM0020	3.50	7/1/49	164
166	Fannie Mae, Pool #MA1107	3.50	7/1/32	177
127	Fannie Mae, Pool #MA1059	3.50	5/1/32	135
22	Fannie Mae, Pool #MA2692	3.50	7/1/36	23
95	Fannie Mae, Pool #BC3126	3.50	1/1/46	102
45	Fannie Mae, Pool #BC7633	3.50	6/1/46	48
100	Fannie Mae, Pool #AO4647	3.50	6/1/42	107
14	Fannie Mae, Pool #BA5031	3.50	1/1/46	15
228	Fannie Mae, Pool #MA3305	3.50	3/1/48	242
215	Fannie Mae, Pool #BC1158	3.50	2/1/46	231
198	Fannie Mae, Pool #BD5046	3.50	2/1/47	211
95	Fannie Mae, Pool #AO9140	3.50	7/1/42	102
69	Fannie Mae, Pool #BC0163	3.50	1/1/46	74
282	Fannie Mae, Pool #BM4703	3.50	2/1/48	301
14	Fannie Mae, Pool #MA1021	3.50	3/1/27	15
221	Fannie Mae, Pool #AU1635	3.50	7/1/43	238
138	Fannie Mae, Pool #AS7239	3.50	5/1/46	148
241	Fannie Mae, Pool #BH9215	3.50	1/1/48	256
187	Fannie Mae, Pool #MA3414	3.50	7/1/48	198
290	Fannie Mae, Pool #AQ0546	3.50	11/1/42	313
89	Fannie Mae, Pool #MA3462	3.50	9/1/33	94
11	Fannie Mae, Pool #AL8776	3.50	7/1/46	12
254	Fannie Mae, Pool #BD2436	3.50	1/1/47	273
138	Fannie Mae, Pool #AZ9576	3.50	12/1/45	149
396	Fannie Mae, Pool #BP1947	3.50	4/1/50	419
110	Fannie Mae, Pool #AY3802	3.50	2/1/45	119
112	Fannie Mae, Pool #AY3913	3.50	2/1/45	121
55	Fannie Mae, Pool #AY8856	3.50	9/1/45	58
60	Fannie Mae, Pool #AS5892	3.50	10/1/45	64
61	Fannie Mae, Pool #AX7655	3.50	1/1/45	65
181	Fannie Mae, Pool #AS7491	3.50	7/1/46	193
233	Fannie Mae, Pool #SD8001	3.50	7/1/49	246
116	Fannie Mae, Pool #MA3243	3.50	1/1/38	123
24	Fannie Mae, Pool #MA3059	3.50	7/1/37	26
180	Fannie Mae, Pool #BK9038	3.50	10/1/33	191
262	Fannie Mae, Pool #BJ2692	3.50	4/1/48	277

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$122	Fannie Mae, Pool #AS5068	3.50	6/1/45	$131
282	Fannie Mae, Pool #MA3520	3.50	10/1/48	299
179	Fannie Mae, Pool #AS3133	3.50	8/1/44	197
255	Fannie Mae, Pool #BH5155	3.50	9/1/47	271
42	Fannie Mae, Pool #AP9390	3.50	10/1/42	45
11	Fannie Mae, Pool #AX0159	3.50	9/1/29	12
57	Fannie Mae, Pool #MA2389	3.50	9/1/35	61
308	Fannie Mae, Pool #BH9277	3.50	2/1/48	326
167	Fannie Mae, Pool #AJ8476	3.50	12/1/41	180
89	Fannie Mae, Pool #BJ0647	3.50	3/1/48	94
181	Fannie Mae, Pool #FM1028	3.50	6/1/49	192
265	Fannie Mae, Pool #MA3663	3.50	5/1/49	280
674	Fannie Mae, Pool #AB6017	3.50	8/1/42	721
130	Fannie Mae, Pool #AY5303	3.50	3/1/45	141
22	Fannie Mae, Pool #BM1231	3.50	11/1/31	23
66	Fannie Mae, Pool #MA3637	3.50	4/1/49	70
223	Fannie Mae, Pool #FM1543	3.50	11/1/48	237
77	Fannie Mae, Pool #MA3692	3.50	7/1/49	81
31	Fannie Mae, Pool #MA3634	3.50	4/1/39	33
97	Fannie Mae, Pool #AS5696	3.50	8/1/45	104
399	Fannie Mae, Pool #MA3305	3.50	2/1/48	424
11	Fannie Mae, Pool #AJ6181	3.50	12/1/26	11
157	Fannie Mae, Pool #AS7388	3.50	6/1/46	169
300	Fannie Mae, Pool #MA3775	3.50	9/1/49	316
26	Fannie Mae, Pool #AK0706	3.50	2/1/27	27
185	Fannie Mae, Pool #MA2292	3.50	6/1/45	198
36	Fannie Mae, Pool #310139	3.50	11/1/25	38
95	Fannie Mae, Pool #AZ2614	3.50	8/1/45	103
149	Fannie Mae, Pool #AS4773	3.50	4/1/45	160
28	Fannie Mae, Pool #CA0234	3.50	8/1/47	30
58	Fannie Mae, Pool #AE5487	3.50	10/1/25	61
139	Fannie Mae, Pool #AO4385	3.50	6/1/42	150
179	Fannie Mae, Pool #AY1306	3.50	3/1/45	193
266	Fannie Mae, Pool #BM1568	3.50	7/1/47	298
70	Fannie Mae, Pool #AJ4093	3.50	10/1/26	75
202	Fannie Mae, Pool #FM1911	3.50	7/1/48	219
141	Fannie Mae, Pool #AX9530	3.50	2/1/45	152
330	Fannie Mae, Pool #MA3835	3.50	11/1/49	348
138	Fannie Mae, Pool #BE3767	3.50	7/1/47	146
80	Fannie Mae, Pool #MA3597	3.50	2/1/49	85
86	Fannie Mae, Pool #AS5319	3.50	7/1/45	93
85	Fannie Mae, Pool #BM2001	3.50	12/1/46	90
812	Fannie Mae, Pool #AO2548	3.50	4/1/42	875
293	Fannie Mae, Pool #AO3760	3.50	5/1/42	321
13	Fannie Mae, Pool #MA2909	3.50	2/1/37	14
670	Fannie Mae, Pool #AO8137	3.50	8/1/42	721
210	Fannie Mae, Pool #CA0487	3.50	10/1/47	224
123	Fannie Mae, Pool #AX2486	3.50	10/1/44	133
22	Fannie Mae, Pool #AS2081	3.50	4/1/29	23
230	Fannie Mae, Pool #AL1717	3.50	5/1/27	245
181	Fannie Mae, Pool #FM1566	3.50	11/1/48	192
171	Fannie Mae, Pool #MA3332	3.50	4/1/48	182
26	Fannie Mae, Pool #BK9622	3.50	10/1/48	28
174	Fannie Mae, Pool #MA3057	3.50	7/1/47	185
120	Fannie Mae, Pool #AS6649	3.50	2/1/46	129
64	Fannie Mae, Pool #MA2923	3.50	3/1/37	68
419	Fannie Mae, Pool #ZM4908	3.50	11/1/47	443
246	Fannie Mae, Pool #ZS4618	3.50	6/1/45	264
73	Fannie Mae, Pool #AX5201	3.50	10/1/29	78
86	Fannie Mae, Pool #MA3494	3.50	10/1/48	91
190	Fannie Mae, Pool #BM2000	3.50	5/1/49	201
156	Fannie Mae, Pool #AS4771	3.50	4/1/45	167
58	Fannie Mae, Pool #BA1893	3.50	8/1/45	63
77	Fannie Mae, Pool #AS4772	3.50	4/1/45	83
25	Fannie Mae, Pool #MA3152	3.50	10/1/37	27
112	Fannie Mae, Pool #AU3742	3.50	8/1/43	122

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$225	Fannie Mae, Pool #MA3238	3.50	1/1/48	$239
179	Fannie Mae, Pool #BM5485	3.50	2/1/49	190
18	Fannie Mae, Pool #AV6407	3.50	2/1/29	20
13	Fannie Mae, Pool #MA2996	3.50	5/1/37	14
798	Fannie Mae, Pool #AK7497	3.50	4/1/42	859
248	Fannie Mae, Pool #MA3182	3.50	11/1/47	263
194	Fannie Mae, Pool #FM1001	3.50	11/1/48	206
186	Fannie Mae, Pool #MA3026	3.50	6/1/47	197
31	Fannie Mae, Pool #MA2495	3.50	1/1/46	33
198	Fannie Mae, Pool #AZ0862	3.50	7/1/45	214
130	Fannie Mae, Pool #AY4300	3.50	1/1/45	140
343	Fannie Mae, Pool #MA3906	3.50	1/1/50	362
151	Fannie Mae, Pool #FM1960	4.00	5/1/49	162
31	Fannie Mae, Pool #AY2291	4.00	3/1/45	33
26	Fannie Mae, Pool #AW5109	4.00	8/1/44	28
138	Fannie Mae, Pool #AZ7362	4.00	11/1/45	151
87	Fannie Mae, Pool #AL7347	4.00	9/1/45	95
25	Fannie Mae, Pool #MA3413	4.00	7/1/38	27
80	Fannie Mae, Pool #MA3521	4.00	11/1/48	86
14	Fannie Mae, Pool #AW9041	4.00	8/1/44	15
97	Fannie Mae, Pool #AW5063	4.00	7/1/44	106
200	Fannie Mae, Pool #ZS4627	4.00	8/1/45	217
168	Fannie Mae, Pool #AS9831	4.00	6/1/47	180
18	Fannie Mae, Pool #AS7028	4.00	4/1/46	20
157	Fannie Mae, Pool #AY1595	4.00	1/1/45	171
7	Fannie Mae, Pool #AZ8874	4.00	9/1/45	8
13	Fannie Mae, Pool #CA3084	4.00	2/1/49	14
64	Fannie Mae, Pool #AC2995	4.00	9/1/24	68
141	Fannie Mae, Pool #AH6242	4.00	4/1/26	150
702	Fannie Mae, Pool #190405	4.00	10/1/40	772
31	Fannie Mae, Pool #AE0375	4.00	7/1/25	33
76	Fannie Mae, Pool #AS3468	4.00	10/1/44	83
92	Fannie Mae, Pool #BA6910	4.00	2/1/46	99
115	Fannie Mae, Pool #AS3467	4.00	10/1/44	124
227	Fannie Mae, Pool #AH5859	4.00	2/1/41	250
116	Fannie Mae, Pool #AS3293	4.00	9/1/44	125
294	Fannie Mae, Pool #AS0531	4.00	9/1/43	325
48	Fannie Mae, Pool #MA3427	4.00	7/1/33	52
184	Fannie Mae, Pool #AU3753	4.00	8/1/43	202
64	Fannie Mae, Pool #AY8981	4.00	8/1/45	70
35	Fannie Mae, Pool #BA0847	4.00	3/1/46	38
136	Fannie Mae, Pool #AL8387	4.00	3/1/46	149
38	Fannie Mae, Pool #AT3872	4.00	6/1/43	42
56	Fannie Mae, Pool #MA3244	4.00	1/1/38	60
154	Fannie Mae, Pool #AO2959	4.00	5/1/42	169
68	Fannie Mae, Pool #BN0594	4.00	12/1/48	73
55	Fannie Mae, Pool #AL4778	4.00	10/1/32	60
96	Fannie Mae, Pool #AS7601	4.00	7/1/46	104
51	Fannie Mae, Pool #AY0025	4.00	2/1/45	56
147	Fannie Mae, Pool #CA1894	4.00	6/1/48	158
27	Fannie Mae, Pool #AL9742	4.00	7/1/29	29
18	Fannie Mae, Pool #AS2117	4.00	4/1/44	20
84	Fannie Mae, Pool #AS7600	4.00	7/1/46	92
92	Fannie Mae, Pool #AS2498	4.00	5/1/44	100
115	Fannie Mae, Pool #AX0841	4.00	9/1/44	126
144	Fannie Mae, Pool #AY1377	4.00	4/1/45	158
134	Fannie Mae, Pool #MA3277	4.00	2/1/48	144
281	Fannie Mae, Pool #AJ7857	4.00	12/1/41	309
179	Fannie Mae, Pool #BK7608	4.00	9/1/48	191
35	Fannie Mae, Pool #AL2689	4.00	2/1/27	37
342	Fannie Mae, Pool #AS7558	4.00	7/1/46	366
140	Fannie Mae, Pool #AS9486	4.00	4/1/47	151
44	Fannie Mae, Pool #AS8823	4.00	2/1/47	47
371	Fannie Mae, Pool #AJ5303	4.00	11/1/41	409
52	Fannie Mae, Pool #FM1101	4.00	7/1/34	55
56	Fannie Mae, Pool #MA3536	4.00	12/1/48	59

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$87	Fannie Mae, Pool #MA3638	4.00	4/1/49	$92
161	Fannie Mae, Pool #MA3615	4.00	3/1/49	171
65	Fannie Mae, Pool #MA3592	4.00	2/1/49	70
25	Fannie Mae, Pool #MA0695	4.00	4/1/31	27
325	Fannie Mae, Pool #MA3804	4.00	10/1/49	347
137	Fannie Mae, Pool #AZ8067	4.00	9/1/45	150
43	Fannie Mae, Pool #BM4306	4.00	9/1/25	46
99	Fannie Mae, Pool #AV2340	4.00	12/1/43	109
90	Fannie Mae, Pool #BK9697	4.00	12/1/48	96
12	Fannie Mae, Pool #MA2655	4.00	6/1/36	13
115	Fannie Mae, Pool #AS8532	4.00	12/1/46	124
84	Fannie Mae, Pool #AS3903	4.00	11/1/44	92
95	Fannie Mae, Pool #BK0915	4.00	7/1/48	101
135	Fannie Mae, Pool #MA0641	4.00	2/1/31	146
44	Fannie Mae, Pool #MA0493	4.00	8/1/30	48
312	Fannie Mae, Pool #BN6677	4.00	6/1/49	333
156	Fannie Mae, Pool #BN0334	4.00	12/1/48	166
180	Fannie Mae, Pool #MA3027	4.00	6/1/47	194
29	Fannie Mae, Pool #MA3216	4.00	12/1/37	31
11	Fannie Mae, Pool #MA2536	4.00	2/1/36	12
103	Fannie Mae, Pool #CA0237	4.00	8/1/47	111
26	Fannie Mae, Pool #AH3394	4.00	1/1/41	29
82	Fannie Mae, Pool #BM4991	4.00	9/1/48	88
123	Fannie Mae, Pool #AS3216	4.00	9/1/44	134
167	Fannie Mae, Pool #CA1015	4.00	1/1/48	179
39	Fannie Mae, Pool #G08694	4.00	2/1/46	42
73	Fannie Mae, Pool #AC7328	4.00	12/1/39	80
84	Fannie Mae, Pool #CA2474	4.00	7/1/48	90
13	Fannie Mae, Pool #MA3037	4.00	6/1/37	14
22	Fannie Mae, Pool #AS3448	4.00	9/1/44	24
202	Fannie Mae, Pool #ZA4988	4.00	8/1/47	218
127	Fannie Mae, Pool #BM5685	4.00	6/1/48	136
77	Fannie Mae, Pool #BN5258	4.00	2/1/49	82
135	Fannie Mae, Pool #BK0909	4.00	7/1/48	144
262	Fannie Mae, Pool #MA3746	4.00	8/1/49	280
190	Fannie Mae, Pool #BJ9169	4.00	5/1/48	204
222	Fannie Mae, Pool #ZS4708	4.00	3/1/47	239
138	Fannie Mae, Pool #MA3563	4.00	1/1/49	148
199	Fannie Mae, Pool #MA3183	4.00	11/1/47	213
184	Fannie Mae, Pool #MA3211	4.00	12/1/47	197
66	Fannie Mae, Pool #BC5559	4.00	3/1/46	71
232	Fannie Mae, Pool #MA2995	4.00	5/1/47	249
191	Fannie Mae, Pool #CA0183	4.00	8/1/47	206
31	Fannie Mae, Pool #BM5525	4.00	3/1/31	33
41	Fannie Mae, Pool #BH2623	4.00	8/1/47	44
28	Fannie Mae, Pool #MA2455	4.00	11/1/35	30
176	Fannie Mae, Pool #BE8050	4.00	4/1/47	189
207	Fannie Mae, Pool #FM0021	4.00	3/1/49	221
390	Fannie Mae, Pool #AJ7689	4.00	12/1/41	429
205	Fannie Mae, Pool #BD7081	4.00	3/1/47	221
174	Fannie Mae, Pool #BM2002	4.00	10/1/47	190
40	Fannie Mae, Pool #BJ0639	4.00	3/1/48	43
147	Fannie Mae, Pool #FM1415	4.00	12/1/48	157
168	Fannie Mae, Pool #MA3121	4.00	9/1/47	181
148	Fannie Mae, Pool #FM1571	4.00	12/1/48	158
197	Fannie Mae, Pool #MA3593	4.50	2/1/49	213
105	Fannie Mae, Pool #AL4450	4.50	12/1/43	115
182	Fannie Mae, Pool #CA0148	4.50	8/1/47	198
69	Fannie Mae, Pool #AS2276	4.50	4/1/44	75
85	Fannie Mae, Pool #ZT1321	4.50	11/1/48	93
198	Fannie Mae, Pool #MA3639	4.50	4/1/49	214
310	Fannie Mae, Pool #AH9055	4.50	4/1/41	346
81	Fannie Mae, Pool #BK5283	4.50	6/1/48	87
362	Fannie Mae, Pool #AL1107	4.50	11/1/41	404
29	Fannie Mae, Pool #AU5302	4.50	10/1/43	32
126	Fannie Mae, Pool #AI4815	4.50	6/1/41	141

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$143	Fannie Mae, Pool #MA3184	4.50	11/1/47	$158
63	Fannie Mae, Pool #AB1389	4.50	8/1/40	70
20	Fannie Mae, Pool #BN0877	4.50	11/1/48	21
40	Fannie Mae, Pool #G60512	4.50	12/1/45	44
19	Fannie Mae, Pool #AS0861	4.50	10/1/43	20
105	Fannie Mae, Pool #AS8157	4.50	10/1/46	115
139	Fannie Mae, Pool #AE0217	4.50	8/1/40	154
179	Fannie Mae, Pool #CA1711	4.50	5/1/48	194
80	Fannie Mae, Pool #MA3537	4.50	12/1/48	86
129	Fannie Mae, Pool #AD8529	4.50	8/1/40	144
23	Fannie Mae, Pool #AA9781	4.50	7/1/24	24
121	Fannie Mae, Pool #AB3192	4.50	6/1/41	135
57	Fannie Mae, Pool #AL5082	4.50	3/1/44	62
76	Fannie Mae, Pool #CA0623	4.50	10/1/47	83
106	Fannie Mae, Pool #254954	4.50	10/1/23	111
39	Fannie Mae, Pool #CA1218	4.50	2/1/48	42
124	Fannie Mae, Pool #BN4309	4.50	1/1/49	135
18	Fannie Mae, Pool #BK8830	4.50	8/1/48	20
120	Fannie Mae, Pool #BK1416	4.50	5/1/48	130
46	Fannie Mae, Pool #BM1285	4.50	5/1/47	51
72	Fannie Mae, Pool #BE5992	4.50	2/1/47	78
25	Fannie Mae, Pool #AA0860	4.50	1/1/39	28
13	Fannie Mae, Pool #982892	4.50	5/1/23	13
6	Fannie Mae, Pool #AW7048	4.50	6/1/44	7
25	Fannie Mae, Pool #AB1470	4.50	9/1/40	28
314	Fannie Mae, Pool #AH7521	4.50	3/1/41	349
26	Fannie Mae, Pool #AH6790	4.50	3/1/41	29
76	Fannie Mae, Pool #MA0481	4.50	8/1/30	84
63	Fannie Mae, Pool #BE6489	4.50	1/1/47	69
56	Fannie Mae, Pool #AS1638	4.50	2/1/44	62
26	Fannie Mae, Pool #AS8576	4.50	12/1/46	29
92	Fannie Mae, Pool #MA3522	4.50	11/1/48	99
22	Fannie Mae, Pool #AL8816	4.50	9/1/45	25
—	Fannie Mae, Pool #868986	5.00	5/1/21	–
61	Fannie Mae, Pool #MA3669	5.00	5/1/49	67
26	Fannie Mae, Pool #890621	5.00	5/1/42	29
53	Fannie Mae, Pool #AS0575	5.00	9/1/43	58
524	Fannie Mae, Pool #889117	5.00	10/1/35	593
32	Fannie Mae, Pool #BM3781	5.00	11/1/30	35
64	Fannie Mae, Pool #BM3904	5.00	5/1/48	70
41	Fannie Mae, Pool #MA3617	5.00	3/1/49	45
54	Fannie Mae, Pool #AL5788	5.00	5/1/42	60
22	Fannie Mae, Pool #890603	5.00	8/1/41	25
27	Fannie Mae, Pool #MA3708	5.00	6/1/49	30
66	Fannie Mae, Pool #836750	5.00	10/1/35	75
37	Fannie Mae, Pool #MA3527	5.00	11/1/48	41
84	Fannie Mae, Pool #MA3594	5.00	2/1/49	92
75	Fannie Mae, Pool #AH5988	5.00	3/1/41	85
47	Fannie Mae, Pool #AS0837	5.00	10/1/43	52
47	Fannie Mae, Pool #CA1795	5.00	5/1/48	52
36	Fannie Mae, Pool #CA0349	5.00	9/1/47	39
28	Fannie Mae, Pool #725238	5.00	3/1/34	32
45	Fannie Mae, Pool #MA3472	5.00	9/1/48	50
824	Fannie Mae, Pool #890221	5.50	12/1/33	960
2	Fannie Mae, Pool #AL0725	5.50	6/1/24	2
8	Fannie Mae, Pool #976945	5.50	2/1/23	8
4	Fannie Mae, Pool #A69671	5.50	12/1/37	4
10	Fannie Mae, Pool #929451	5.50	5/1/38	11
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
5	Fannie Mae, Pool #909662	5.50	2/1/22	5
501	Fannie Mae, Pool #725228	6.00	3/1/34	589
119	Fannie Mae, Pool #889984	6.50	10/1/38	141
300	Fannie Mae, 15 YR TBA	1.50	11/25/35	307
1,625	Fannie Mae, 15 YR TBA	2.00	10/25/35	1,688
800	Fannie Mae, 15 YR TBA	2.00	11/25/35	831
325	Fannie Mae, 15 YR TBA	2.50	11/25/35	339

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$750	Fannie Mae, 15 YR TBA	3.00	10/25/35	$787
75	Fannie Mae, 30 YR TBA	1.50	11/25/50	75
2,750	Fannie Mae, 30 YR TBA	2.00	11/25/50	2,836
3,625	Fannie Mae, 30 YR TBA	2.00	10/25/50	3,747
8,825	Fannie Mae, 30 YR TBA	2.50	10/25/49	9,254
1,950	Fannie Mae, 30 YR TBA	2.50	11/25/50	2,041
375	Fannie Mae, 30 YR TBA	3.00	11/25/50	393
1,125	Fannie Mae, 30 YR TBA	3.50	10/25/50	1,186
500	Fannie Mae, 30 YR TBA	3.50	10/25/35	528
2,150	Fannie Mae, 30 YR TBA	4.00	10/25/50	2,292
1,400	Fannie Mae, 30 YR TBA	4.50	10/25/50	1,514
72	Freddie Mac, Pool #J25777	2.00	9/1/28	75
28	Freddie Mac, Pool #J25759	2.00	8/1/28	29
67	Freddie Mac, Pool #G18634	2.00	3/1/32	70
42	Freddie Mac, Pool #G18547	2.00	3/1/30	43
445	Freddie Mac, Pool #RA2595	2.50	5/1/50	471
37	Freddie Mac, Pool #Q42878	2.50	9/1/46	39
116	Freddie Mac, Pool #G18533	2.50	12/1/29	121
161	Freddie Mac, Pool #J26408	2.50	11/1/28	169
57	Freddie Mac, Pool #C09026	2.50	2/1/43	60
32	Freddie Mac, Pool #G18665	2.50	11/1/32	34
439	Freddie Mac, Pool #SD8067	2.50	6/1/50	465
430	Freddie Mac, Pool #QA9142	2.50	5/1/50	452
121	Freddie Mac, Pool #J23440	2.50	4/1/28	127
17	Freddie Mac, Pool #G08638	2.50	4/1/45	18
119	Freddie Mac, Pool #G18459	2.50	3/1/28	126
86	Freddie Mac, Pool #J35643	2.50	11/1/31	90
97	Freddie Mac, Pool #RB5054	2.50	6/1/40	102
19	Freddie Mac, Pool #G08755	2.50	2/1/47	20
225	Freddie Mac, Pool #G18680	2.50	3/1/33	236
239	Freddie Mac, Pool #J38477	2.50	2/1/33	251
61	Freddie Mac, Pool #G18704	2.50	6/1/33	64
60	Freddie Mac, Pool #G18485	2.50	10/1/28	64
137	Freddie Mac, Pool #G18470	2.50	6/1/28	144
126	Freddie Mac, Pool #J37902	2.50	11/1/32	132
417	Freddie Mac, Pool #QA5290	2.50	12/1/49	438
103	Freddie Mac, Pool #G18683	2.50	4/1/33	108
40	Freddie Mac, Pool #J25585	2.50	9/1/28	42
291	Freddie Mac, Pool #G18611	2.50	9/1/31	305
21	Freddie Mac, Pool #G18472	2.50	7/1/28	22
297	Freddie Mac, Pool #SD8083	2.50	8/1/50	312
382	Freddie Mac, Pool #RB5043	2.50	4/1/40	404
328	Freddie Mac, Pool #SB8045	2.50	5/1/35	347
123	Freddie Mac, Pool #J18954	2.50	4/1/27	129
117	Freddie Mac, Pool #G18635	2.50	3/1/32	124
146	Freddie Mac, Pool #G18568	2.50	9/1/30	152
112	Freddie Mac, Pool #J35896	2.50	12/1/31	118
30	Freddie Mac, Pool #C91904	2.50	11/1/36	31
419	Freddie Mac, Pool #SD8055	2.50	4/1/50	441
10	Freddie Mac, Pool #J30875	2.50	3/1/30	10
49	Freddie Mac, Pool #SB8053	2.50	7/1/35	51
94	Freddie Mac, Pool #G08640	3.00	5/1/45	99
358	Freddie Mac, Pool #SD8030	3.00	11/1/49	376
1,005	Freddie Mac, Pool #ZS4522	3.00	7/1/43	1,068
127	Freddie Mac, Pool #G18518	3.00	7/1/29	133
30	Freddie Mac, Pool #C91969	3.00	1/1/38	31
251	Freddie Mac, Pool #G60989	3.00	12/1/46	268
105	Freddie Mac, Pool #ZT0195	3.00	9/1/46	111
193	Freddie Mac, Pool #J17774	3.00	1/1/27	202
27	Freddie Mac, Pool #C91943	3.00	7/1/37	29
29	Freddie Mac, Pool #J33135	3.00	11/1/30	30
67	Freddie Mac, Pool #J36428	3.00	2/1/32	71
127	Freddie Mac, Pool #G15145	3.00	7/1/29	133
61	Freddie Mac, Pool #J38675	3.00	3/1/33	64
86	Freddie Mac, Pool #ZS4641	3.00	12/1/45	91
64	Freddie Mac, Pool #ZS4703	3.00	2/1/47	68

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$39	Freddie Mac, Pool #G18575	3.00	11/1/30	$41
50	Freddie Mac, Pool #C91798	3.00	12/1/34	53
74	Freddie Mac, Pool #C91927	3.00	5/1/37	78
9	Freddie Mac, Pool #J17111	3.00	10/1/26	9
88	Freddie Mac, Pool #G18677	3.00	2/1/33	92
29	Freddie Mac, Pool #C91905	3.00	11/1/36	30
189	Freddie Mac, Pool #ZM2089	3.00	11/1/46	198
194	Freddie Mac, Pool #ZS4512	3.00	5/1/43	206
13	Freddie Mac, Pool #C91939	3.00	6/1/37	13
14	Freddie Mac, Pool #G30999	3.00	2/1/37	15
43	Freddie Mac, Pool #G30945	3.00	9/1/36	45
124	Freddie Mac, Pool #G08850	3.00	9/1/48	131
31	Freddie Mac, Pool #J38057	3.00	12/1/32	33
30	Freddie Mac, Pool #C91924	3.00	4/1/37	32
300	Freddie Mac, Pool #Q45735	3.00	1/1/47	315
9	Freddie Mac, Pool #C91809	3.00	2/1/35	10
229	Freddie Mac, Pool #G18673	3.00	1/1/33	241
102	Freddie Mac, Pool #G18569	3.00	9/1/30	107
73	Freddie Mac, Pool #Q41795	3.00	7/1/46	77
370	Freddie Mac, Pool #SD8024	3.00	11/1/49	388
136	Freddie Mac, Pool #ZM2169	3.00	11/1/46	143
247	Freddie Mac, Pool #ZS4621	3.00	7/1/45	260
21	Freddie Mac, Pool #C91826	3.00	5/1/35	23
53	Freddie Mac, Pool #G18715	3.00	11/1/33	56
136	Freddie Mac, Pool #ZM2721	3.00	2/1/47	143
34	Freddie Mac, Pool #Q18599	3.00	6/1/43	36
57	Freddie Mac, Pool #G18582	3.00	1/1/31	60
401	Freddie Mac, Pool #Q21065	3.00	8/1/43	427
15	Freddie Mac, Pool #J14241	3.00	1/1/26	16
220	Freddie Mac, Pool #G08635	3.00	4/1/45	232
15	Freddie Mac, Pool #Q39527	3.00	3/1/46	16
78	Freddie Mac, Pool #G08648	3.00	6/1/45	82
151	Freddie Mac, Pool #ZS4779	3.00	6/1/48	159
153	Freddie Mac, Pool #C91581	3.00	11/1/32	161
140	Freddie Mac, Pool #C04422	3.00	12/1/42	146
168	Freddie Mac, Pool #ZT1323	3.00	10/1/48	178
130	Freddie Mac, Pool #ZS4706	3.00	3/1/47	136
231	Freddie Mac, Pool #Q16222	3.00	3/1/43	245
275	Freddie Mac, Pool #QA1033	3.00	7/1/49	288
218	Freddie Mac, Pool #Q43734	3.00	10/1/46	229
254	Freddie Mac, Pool #QA9049	3.00	4/1/50	266
188	Freddie Mac, Pool #QA8065	3.00	3/1/50	198
44	Freddie Mac, Pool #Q19754	3.00	7/1/43	47
182	Freddie Mac, Pool #ZA1283	3.00	1/1/43	193
10	Freddie Mac, Pool #Q13086	3.00	11/1/42	11
32	Freddie Mac, Pool #J38807	3.00	4/1/33	34
46	Freddie Mac, Pool #G08540	3.00	8/1/43	49
109	Freddie Mac, Pool #C91724	3.00	9/1/33	114
14	Freddie Mac, Pool #C91949	3.00	9/1/37	15
179	Freddie Mac, Pool #ZS4693	3.00	12/1/46	188
13	Freddie Mac, Pool #Q18882	3.00	5/1/43	13
126	Freddie Mac, Pool #G08783	3.00	10/1/47	132
340	Freddie Mac, Pool #ZS4697	3.00	1/1/47	357
81	Freddie Mac, Pool #C91707	3.00	6/1/33	85
30	Freddie Mac, Pool #G18534	3.00	12/1/29	31
53	Freddie Mac, Pool #ZT2019	3.00	5/1/34	56
156	Freddie Mac, Pool #G18514	3.00	6/1/29	164
126	Freddie Mac, Pool #G15217	3.00	11/1/29	132
204	Freddie Mac, Pool #G60187	3.00	8/1/45	215
107	Freddie Mac, Pool #G18531	3.00	11/1/29	112
68	Freddie Mac, Pool #C91819	3.00	4/1/35	73
269	Freddie Mac, Pool #ZM2285	3.00	12/1/46	283
24	Freddie Mac, Pool #J29932	3.00	11/1/29	25
357	Freddie Mac, Pool #ZS4519	3.00	6/1/43	379
115	Freddie Mac, Pool #ZS4688	3.00	11/1/46	121
283	Freddie Mac, Pool #ZS4658	3.00	4/1/46	297

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$123	Freddie Mac, Pool #Q20067	3.00	7/1/43	$131
203	Freddie Mac, Pool #C04619	3.00	3/1/43	215
406	Freddie Mac, Pool #SD8056	3.00	4/1/50	426
90	Freddie Mac, Pool #G08733	3.50	11/1/46	95
91	Freddie Mac, Pool #Q57871	3.50	8/1/48	97
44	Freddie Mac, Pool #J27494	3.50	2/1/29	47
26	Freddie Mac, Pool #C91940	3.50	6/1/37	27
1	Freddie Mac, Pool #J14232	3.50	1/1/21	1
116	Freddie Mac, Pool #ZA5128	3.50	12/1/47	123
128	Freddie Mac, Pool #Q08903	3.50	6/1/42	138
96	Freddie Mac, Pool #G08687	3.50	1/1/46	103
103	Freddie Mac, Pool #G18707	3.50	9/1/33	109
31	Freddie Mac, Pool #C92003	3.50	7/1/38	33
89	Freddie Mac, Pool #ZS4759	3.50	3/1/48	94
135	Freddie Mac, Pool #SB0031	3.50	10/1/27	143
250	Freddie Mac, Pool #G08627	3.50	2/1/45	268
56	Freddie Mac, Pool #G08605	3.50	9/1/44	60
204	Freddie Mac, Pool #ZS4651	3.50	3/1/46	218
153	Freddie Mac, Pool #Q53176	3.50	12/1/47	162
51	Freddie Mac, Pool #J13582	3.50	11/1/25	54
79	Freddie Mac, Pool #ZS4659	3.50	4/1/46	84
116	Freddie Mac, Pool #C91456	3.50	6/1/32	124
138	Freddie Mac, Pool #ZS4771	3.50	6/1/48	146
89	Freddie Mac, Pool #ZS4663	3.50	5/1/46	94
5	Freddie Mac, Pool #G14216	3.50	7/1/21	5
202	Freddie Mac, Pool #G61148	3.50	9/1/47	216
57	Freddie Mac, Pool #G08599	3.50	8/1/44	61
150	Freddie Mac, Pool #J15105	3.50	4/1/26	159
185	Freddie Mac, Pool #Q20860	3.50	8/1/43	201
42	Freddie Mac, Pool #J26144	3.50	10/1/23	44
107	Freddie Mac, Pool #C91403	3.50	3/1/32	114
47	Freddie Mac, Pool #C03920	3.50	5/1/42	52
96	Freddie Mac, Pool #Q58422	3.50	9/1/48	103
81	Freddie Mac, Pool #G08813	3.50	5/1/48	86
271	Freddie Mac, Pool #G08804	3.50	3/1/48	288
84	Freddie Mac, Pool #Q04087	3.50	10/1/41	91
29	Freddie Mac, Pool #C91742	3.50	1/1/34	31
13	Freddie Mac, Pool #C91925	3.50	4/1/37	14
83	Freddie Mac, Pool #Q12052	3.50	10/1/42	90
174	Freddie Mac, Pool #G08761	3.50	5/1/47	185
51	Freddie Mac, Pool #G30776	3.50	7/1/35	55
21	Freddie Mac, Pool #G08620	3.50	12/1/44	23
10	Freddie Mac, Pool #C91760	3.50	5/1/34	11
8	Freddie Mac, Pool #E02735	3.50	10/1/25	8
78	Freddie Mac, Pool #Q36040	3.50	9/1/45	84
236	Freddie Mac, Pool #Q49490	3.50	7/1/47	251
242	Freddie Mac, Pool #G08562	3.50	1/1/44	263
59	Freddie Mac, Pool #ZT0711	3.50	10/1/48	62
191	Freddie Mac, Pool #ZS4713	3.50	4/1/47	204
151	Freddie Mac, Pool #Q09896	3.50	8/1/42	163
163	Freddie Mac, Pool #ZS4630	3.50	9/1/45	175
87	Freddie Mac, Pool #G08846	3.50	11/1/48	92
172	Freddie Mac, Pool #G08632	3.50	3/1/45	185
266	Freddie Mac, Pool #G08766	3.50	6/1/47	283
42	Freddie Mac, Pool #C91950	3.50	9/1/37	45
188	Freddie Mac, Pool #G08641	3.50	5/1/45	202
122	Freddie Mac, Pool #Q08998	3.50	6/1/42	131
92	Freddie Mac, Pool #Q06749	3.50	3/1/42	99
623	Freddie Mac, Pool #ZS4487	3.50	6/1/42	672
286	Freddie Mac, Pool #G08554	3.50	10/1/43	310
171	Freddie Mac, Pool #ZS4622	3.50	7/1/45	183
158	Freddie Mac, Pool #SD8011	3.50	9/1/49	167
17	Freddie Mac, Pool #Q55002	3.50	3/1/48	18
119	Freddie Mac, Pool #ZT1951	3.50	5/1/49	126
281	Freddie Mac, Pool #ZS4599	3.50	1/1/45	301
152	Freddie Mac, Pool #Q37449	3.50	11/1/45	163

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$29	Freddie Mac, Pool #ZS4747	3.50	12/1/47	$30
200	Freddie Mac, Pool #ZS4642	3.50	12/1/45	215
285	Freddie Mac, Pool #G08636	3.50	4/1/45	306
149	Freddie Mac, Pool #Q51461	3.50	10/1/47	158
43	Freddie Mac, Pool #Q31134	3.50	2/1/45	46
85	Freddie Mac, Pool #G08698	3.50	3/1/46	91
11	Freddie Mac, Pool #J12435	4.00	6/1/25	11
57	Freddie Mac, Pool #C91765	4.00	6/1/34	62
96	Freddie Mac, Pool #ZT1840	4.00	9/1/48	102
625	Freddie Mac, Pool #A96286	4.00	1/1/41	689
367	Freddie Mac, Pool #SD0290	4.00	4/1/50	391
146	Freddie Mac, Pool #Q24955	4.00	2/1/44	161
120	Freddie Mac, Pool #ZS4573	4.00	7/1/44	130
106	Freddie Mac, Pool #G08567	4.00	1/1/44	115
8	Freddie Mac, Pool #G08642	4.00	5/1/45	9
46	Freddie Mac, Pool #G14453	4.00	6/1/26	49
113	Freddie Mac, Pool #G08618	4.00	12/1/44	122
79	Freddie Mac, Pool #G08836	4.00	9/1/48	85
108	Freddie Mac, Pool #G08459	4.00	9/1/41	119
96	Freddie Mac, Pool #C09070	4.00	12/1/44	105
33	Freddie Mac, Pool #G08672	4.00	10/1/45	36
59	Freddie Mac, Pool #C91738	4.00	11/1/33	64
102	Freddie Mac, Pool #G08767	4.00	6/1/47	110
66	Freddie Mac, Pool #Q58680	4.00	9/1/48	71
110	Freddie Mac, Pool #ZN5030	4.00	4/1/49	117
170	Freddie Mac, Pool #ZS4631	4.00	9/1/45	184
7	Freddie Mac, Pool #Q27456	4.00	7/1/44	8
106	Freddie Mac, Pool #ZT1320	4.00	11/1/48	114
146	Freddie Mac, Pool #ZT1952	4.00	5/1/49	156
15	Freddie Mac, Pool #G08633	4.00	3/1/45	16
27	Freddie Mac, Pool #C91994	4.00	5/1/38	28
305	Freddie Mac, Pool #ZA6946	4.00	5/1/49	326
149	Freddie Mac, Pool #G08785	4.00	10/1/47	160
77	Freddie Mac, Pool #G08831	4.00	8/1/48	82
122	Freddie Mac, Pool #G08616	4.00	11/1/44	132
12	Freddie Mac, Pool #C91923	4.00	3/1/37	13
66	Freddie Mac, Pool #Q34081	4.00	6/1/45	70
151	Freddie Mac, Pool #SD8039	4.00	1/1/50	161
125	Freddie Mac, Pool #G08588	4.00	5/1/44	135
24	Freddie Mac, Pool #C92019	4.00	10/1/38	25
177	Freddie Mac, Pool #G06506	4.00	12/1/40	195
73	Freddie Mac, Pool #G08637	4.00	4/1/45	79
47	Freddie Mac, Pool #G08483	4.00	3/1/42	51
95	Freddie Mac, Pool #Q27594	4.00	8/1/44	104
152	Freddie Mac, Pool #ZT2106	4.00	3/1/49	163
31	Freddie Mac, Pool #ZT1800	4.00	3/1/34	33
186	Freddie Mac, Pool #ZS4731	4.00	8/1/47	200
60	Freddie Mac, Pool #G08601	4.00	8/1/44	66
117	Freddie Mac, Pool #G08759	4.50	4/1/47	128
103	Freddie Mac, Pool #A97495	4.50	3/1/41	114
33	Freddie Mac, Pool #Q22671	4.50	11/1/43	36
16	Freddie Mac, Pool #C09059	4.50	3/1/44	18
343	Freddie Mac, Pool #SD8002	4.50	7/1/49	370
9	Freddie Mac, Pool #J07849	4.50	5/1/23	10
13	Freddie Mac, Pool #A90437	4.50	1/1/40	15
33	Freddie Mac, Pool #Q49599	4.50	7/1/47	35
34	Freddie Mac, Pool #G08781	4.50	9/1/47	37
9	Freddie Mac, Pool #E02862	4.50	3/1/26	9
67	Freddie Mac, Pool #G08754	4.50	3/1/47	73
91	Freddie Mac, Pool #Q59805	4.50	11/1/48	99
32	Freddie Mac, Pool #G08596	4.50	7/1/44	36
1,086	Freddie Mac, Pool #A97692	4.50	3/1/41	1,207
193	Freddie Mac, Pool #ZT1711	4.50	2/1/49	209
18	Freddie Mac, Pool #Q25432	4.50	3/1/44	20
87	Freddie Mac, Pool #ZS4774	4.50	5/1/48	95
82	Freddie Mac, Pool #ZS4781	4.50	7/1/48	89

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$103	Freddie Mac, Pool #Q57957	4.50	8/1/48	$112
19	Freddie Mac, Pool #SD0093	5.00	10/1/49	21
26	Freddie Mac, Pool #G05205	5.00	1/1/39	29
18	Freddie Mac, Pool #G13255	5.00	7/1/23	19
395	Freddie Mac, Pool #C01598	5.00	8/1/33	447
165	Freddie Mac, Pool #Q00763	5.00	5/1/41	185
22	Freddie Mac, Pool #G08838	5.00	9/1/48	24
11	Freddie Mac, Pool #G07068	5.00	7/1/41	13
206	Freddie Mac, Pool #ZT1779	5.00	3/1/49	226
175	Freddie Mac, Pool #G04913	5.00	3/1/38	198
2	Freddie Mac, Pool #G06091	5.50	5/1/40	3
56	Freddie Mac, Pool #G06031	5.50	3/1/40	63
369	Freddie Mac, Pool #G01665	5.50	3/1/34	430
9	Freddie Mac, Pool #A62706	6.00	6/1/37	11
42	Freddie Mac, Pool #G03551	6.00	11/1/37	50
27	Freddie Mac, Pool #G05709	6.00	6/1/38	32
213	Freddie Mac, Pool #G02794	6.00	5/1/37	251
475	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	499
12	Government National Mortgage Association, Pool #711729	2.50	3/15/43	13
26	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	27
26	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	27
45	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	47
14	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	14
29	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	31
398	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	418
44	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	46
33	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	35
45	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	48
197	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	207
21	Government National Mortgage Association, Pool #776954	2.50	11/15/42	22
62	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	63
28	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	30
455	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	478
12	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	13
227	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	240
81	Government National Mortgage Association, Pool #779084	3.00	4/15/42	85
172	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	182
57	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	60
132	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	140
19	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	20
175	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	183
163	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	170
126	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	134
13	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	14
426	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	450
26	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	27
452	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	478
147	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	156
127	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	135
117	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	124
615	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	645
620	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	648
62	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	64
160	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	168
261	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	273
256	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	268
48	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	51
42	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	44
236	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	247
314	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	332
274	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	289
399	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	420
289	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	306
146	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	152
486	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	510
213	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	223

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$57	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	$60
272	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	286
324	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	339
143	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	151
257	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	269
91	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	95
168	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	176
210	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	223
207	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	216
50	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	53
920	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	963
155	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	162
49	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	52
81	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	86
13	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	13
26	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	27
20	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	22
133	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	140
199	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	210
17	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	18
164	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	174
255	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	267
464	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	487
460	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	481
363	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	381
407	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	428
10	Government National Mortgage Association, Pool #5276	3.00	1/20/27	10
100	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	107
50	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	53
169	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	180
356	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	375
473	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	496
385	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	403
470	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	492
11	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	11
192	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	205
193	Government National Mortgage Association, Pool #MA6475	3.50	2/20/50	204
256	Government National Mortgage Association, Pool #MA6410	3.50	1/20/50	270
189	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	203
177	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	189
158	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	168
131	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	141
120	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	129
396	Government National Mortgage Association, Pool #MA6711	3.50	6/20/50	422
262	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	283
182	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	195
286	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	306
190	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	204
19	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	20
263	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	280
145	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	155
91	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	96
186	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	198
183	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	197
238	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	255
364	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	387
107	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	115
210	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	222
187	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	200
333	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	351
46	Government National Mortgage Association, Pool #738602	3.50	8/15/26	49
217	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	231
145	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	156
175	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	188
86	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	92
257	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	277

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$211	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	$226
96	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	102
251	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	270
282	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	302
213	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	229
149	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	158
226	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	242
66	Government National Mortgage Association, Pool #740798	3.50	1/15/42	70
98	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	105
111	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	119
302	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	321
91	Government National Mortgage Association, Pool #778157	3.50	3/15/42	97
151	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	161
435	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	468
373	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	398
44	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	47
284	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	303
43	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	45
201	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	214
167	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	179
96	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	103
29	Government National Mortgage Association, Pool #796271	3.50	7/15/42	30
313	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	337
128	Government National Mortgage Association, Pool #783976	3.50	4/20/43	139
467	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	504
83	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	90
213	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	225
155	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	165
206	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	219
277	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	297
224	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	239
180	Government National Mortgage Association, Pool #MA5077	3.50	3/20/48	191
409	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	434
287	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	307
144	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	155
141	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	152
220	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	237
143	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	152
224	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	242
193	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	208
7	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	8
151	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	160
71	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	77
200	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	214
256	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	272
125	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	136
145	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	154
160	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	173
475	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	506
48	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	52
59	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	64
164	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	176
66	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	72
111	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	121
231	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	245
111	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	120
21	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	23
38	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	40
39	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	42
35	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	38
180	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	192
115	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	126
62	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	68
17	Government National Mortgage Association, Pool #766495	4.00	10/15/41	18
46	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	49
92	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	100

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$8	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	$9
162	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	174
60	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	66
38	Government National Mortgage Association, Pool #738710	4.00	9/15/41	42
34	Government National Mortgage Association, Pool #740068	4.00	9/15/40	36
307	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	331
21	Government National Mortgage Association, Pool #779401	4.00	6/15/42	23
263	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	284
146	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	159
125	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	134
332	Government National Mortgage Association, Pool #5139	4.00	8/20/41	364
54	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	58
87	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	96
172	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	189
440	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	468
37	Government National Mortgage Association, Pool #753254	4.00	9/15/43	39
62	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	67
41	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	44
24	Government National Mortgage Association, Pool #4922	4.00	1/20/41	27
31	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	34
146	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	160
114	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	125
100	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	109
168	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	184
121	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	132
177	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	189
55	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	60
109	Government National Mortgage Association, Pool #713876	4.00	8/15/39	119
229	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	246
162	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	174
36	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	41
25	Government National Mortgage Association, Pool #729511	4.50	4/15/40	28
20	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	23
28	Government National Mortgage Association, Pool #738793	4.50	9/15/41	31
113	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	125
46	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	51
321	Government National Mortgage Association, Pool #721760	4.50	8/15/40	354
39	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	43
116	Government National Mortgage Association, Pool #5260	4.50	12/20/41	131
121	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	134
74	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	83
330	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	354
462	Government National Mortgage Association, Pool #4801	4.50	9/20/40	511
137	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	148
157	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	170
89	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	98
165	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	178
24	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	26
164	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	177
167	Government National Mortgage Association, Pool #MA5711	4.50	1/20/49	179
157	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	168
235	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	253
174	Government National Mortgage Association, Pool #717148	4.50	5/15/39	192
124	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	135
90	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	97
14	Government National Mortgage Association, Pool #BC0597	4.50	8/15/47	16
46	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	51
160	Government National Mortgage Association, Pool #MA5877	4.50	4/20/49	173
74	Government National Mortgage Association, Pool #604285	5.00	5/15/33	82
39	Government National Mortgage Association, Pool #MA5765	5.00	2/20/49	43
88	Government National Mortgage Association, Pool #MA5080	5.00	3/20/48	96
40	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	43
41	Government National Mortgage Association, Pool #MA5400	5.00	8/20/48	45
93	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	101
11	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	12
60	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	66

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$82	Government National Mortgage Association, Pool #MA5933	5.00		5/20/49	$90
328	Government National Mortgage Association, Pool #4559	5.00		10/20/39	370
67	Government National Mortgage Association, Pool #MA2076	5.00		7/20/44	75
81	Government National Mortgage Association, Pool #694531	5.00		11/15/38	92
75	Government National Mortgage Association, Pool #MA5597	5.00		11/20/48	81
40	Government National Mortgage Association, Pool #MA5819	5.00		3/20/49	44
139	Government National Mortgage Association, Pool #782523	5.00		11/15/35	156
46	Government National Mortgage Association, Pool #712690	5.00		4/15/39	53
49	Government National Mortgage Association, Pool #MA4007	5.00		10/20/46	57
18	Government National Mortgage Association, Pool #MA5712	5.00		1/20/49	20
20	Government National Mortgage Association, Pool #782468	5.00		11/15/38	22
22	Government National Mortgage Association, Pool #675179	5.00		3/15/38	25
13	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	15
67	Government National Mortgage Association, Pool #510835	5.50		2/15/35	77
107	Government National Mortgage Association, Pool #783284	5.50		6/20/40	116
22	Government National Mortgage Association, Pool #658181	5.50		11/15/36	25
48	Government National Mortgage Association, Pool #781959	6.00		7/15/35	54
57	Government National Mortgage Association, Pool #4245	6.00		9/20/38	68
50	Government National Mortgage Association, Pool #4222	6.00		8/20/38	57
31	Government National Mortgage Association, Pool #699237	6.50		9/15/38	37
2	Government National Mortgage Association, Pool #690789	6.50		5/15/38	2
350	Government National Mortgage Association, 30 YR TBA	2.00		11/20/50	363
3,400	Government National Mortgage Association, 30 YR TBA	2.50		10/20/50	3,567
600	Government National Mortgage Association, 30 YR TBA	2.50		11/20/50	628
875	Government National Mortgage Association, 30 YR TBA	3.00		10/20/49	915
75	Government National Mortgage Association, 30 YR TBA	3.00		11/20/49	78
50	Government National Mortgage Association, 30 YR TBA	4.00		10/20/50	53
	Total U.S. Government Agency Mortgages				197,110

Shares
	Investment Company — 26.38%
64,207,418	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(b)		64,207
	Total Investment Company				64,207

	Total Investments Before TBA Sale Commitments (cost $273,257) — 115.05%				280,054

Principal Amount (000)
	TBA Sale Commitments (c) — (0.61)%
$(100)	Fannie Mae, 30 YR TBA	5.50		10/25/50	(111)
(325)	Government National Mortgage Association, 30 YR TBA	5.00		10/20/50	(353)
(75)	Government National Mortgage Association, 30 YR TBA	3.50		11/20/50	(79)
(150)	Government National Mortgage Association, 30 YR TBA	3.50		10/20/50	(158)
(725)	Government National Mortgage Association, 30 YR TBA	4.50		10/20/49	(776)
	Total TBA Sale Commitments				(1,477)
	Liabilities in excess of other assets — (14.44)%				(35,145)
	Net Assets — 100.00%				$243,432

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2020.
(b)	The rate disclosed is the rate in effect on September 30, 2020.
(c)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	0.89%	-	0.89%
Collateralized Mortgage Obligations	6.81%	-	6.81%
U.S. Government Agency Mortgages	80.97%	-	80.97%
Investment Company	14.62%	11.76%	26.38%
TBA Sale Commitments	-0.61%	-	-0.61%
Other Assets (Liabilities)	-14.26%	-0.18%	-14.44%
Total Net Assets	88.42%	11.58%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.55%

	Alabama — 2.14%
$2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00	5/1/25	$2,396
710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00	7/1/23	768
				3,164
	Alaska — 0.98%
1,385	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/21	1,445

	Arizona — 2.83%
805	County of Pima Arizona Sewer System Revenue	5.00	7/1/23	909
1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00	7/1/25	1,636
1,590	Maricopa County Unified School District No. 48 Scottsdale, GO, Series 48-B, Callable 7/1/21 @ 100.00	4.25	7/1/25	1,637
				4,182
	Arkansas — 1.75%
2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00	2/1/26	2,584

	California — 1.76%
2,270	State of California, GO	5.00	11/1/23	2,609

	Connecticut — 0.87%
1,200	State of Connecticut, GO, Series A	5.00	4/15/22	1,284

	District of Columbia — 1.59%
2,000	District of Columbia, GO, Series D	5.00	6/1/24	2,353

	Florida — 10.67%
1,000	County of Miami-Dade Florida, GO	5.00	7/1/21	1,036
425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	466
800	JEA Florida Water & Sewer System Revenue, Series A	5.00	10/1/20	800
2,500	Orlando Utilities Commission Revenue	5.00	10/1/27	3,241
950	State of Florida Department of Education Revenue, Series A	5.00	7/1/22	1,021
1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00	11/1/23	1,873
1,950	State of Florida Turnpike Enterprise Revenue, Series B	5.00	7/1/21	2,020
2,420	State of Florida, GO, Series B, Callable 6/1/27 @ 100.00	5.00	6/1/28	3,105
2,105	Tohopekaliga Water Authority Utility System Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.25	10/1/36	2,208
				15,770
	Georgia — 3.19%
2,000	Bulloch County Board of Education, GO (State Aid Withholding)	5.00	5/1/21	2,056
2,000	State of Georgia, GO, Series A	5.00	8/1/28	2,656
				4,712
	Hawaii — 1.85%
1,970	City & County Honolulu Hawaii Wastewater System Revenue	4.00	7/1/25	2,299
425	State of Hawaii, GO, Series EO	5.00	8/1/21	442
				2,741
	Indiana — 1.44%
1,930	Indiana Municipal Power Agency Revenue, Series A	5.00	1/1/23	2,133

	Iowa — 2.36%
1,440	Ankeny Community School District, GO	5.00	6/1/23	1,617
1,155	City of Ankeny, GO, Series A	5.00	6/1/21	1,192
550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00	5.00	5/1/27	683
				3,492
	Kansas — 1.36%
1,790	Kansas Development Finance Authority Revenue	5.00	5/1/23	2,006

	Kentucky — 1.72%
1,610	Louisville/Jefferson County Metropolitan Government, GO, Series A	5.00	8/1/22	1,752
685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	794
				2,546
	Maine — 0.95%
1,340	Maine Municipal Bond Bank Revenue, Series B	5.00	11/1/21	1,410

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Maryland — 0.72%
$1,000	University System of Maryland, GO, Series A	5.00	4/1/22	$1,072

	Michigan — 5.77%
2,470	Charter Township of Meridian, GO	5.00	10/1/21	2,581
2,800	Ingham County Building Authority Revenue	2.00	5/1/21	2,825
500	Oakland University Michigan Revenue	5.00	3/1/21	509
2,105	Wayne State University Revenue	5.00	11/15/26	2,613
				8,528
	Minnesota — 2.03%
2,765	White Bear Lake Independent School, GO, Series A (SD CRED PROG)	4.00	2/1/23	3,006

	Missouri — 1.34%
1,885	Saint Charles County Francis Howell School District, GO (State Aid Withholding)	4.00	3/1/22	1,985

	Nevada — 1.23%
1,765	County of Clark Department of Aviation Revenue, Series A	5.00	7/1/21	1,824

	New Jersey — 2.09%
2,815	New Jersey Infrastructure Bank, Series A	3.00	9/1/24	3,108

	New Mexico — 2.86%
1,400	Carlsbad Municipal School District, GO (State Aid Withholding)	5.00	8/1/22	1,521
2,500	New Mexico Finance Authority Revenue, Series B	5.00	6/1/22	2,698
				4,219
	New York — 5.64%
2,165	City of New York, GO, Series A1	5.00	8/1/23	2,444
250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	264
900	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C1	5.00	5/1/21	926
385	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/21	405
2,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/23	2,285
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	467
1,400	New York State Dormitory Authority Revenue, Series B	5.00	2/15/23	1,558
				8,349
	North Carolina — 2.45%
1,625	County of Johnston Revenue, Series A	5.00	4/1/22	1,742
1,470	North Carolina State University at Raleigh Revenue	5.00	10/1/20	1,470
375	State of North Carolina Revenue	5.00	3/1/23	418
				3,630
	Ohio — 5.15%
1,930	Cleveland Department of Public Utilities Division of Water Revenue, Series D	5.00	1/1/22	2,042
2,020	Ohio University Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	12/1/32	2,228
2,955	State of Ohio, GO, Series B	5.00	8/1/23	3,355
				7,625
	Oregon — 0.41%
590	Multnomah County School District No. 1 Portland, GO, Series B (SCH BD GTY)	5.00	6/15/21	610

	Pennsylvania — 2.12%
2,010	Millcreek Township School District, GO (BAM)	5.00	9/15/27	2,589
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	538
				3,127
	South Carolina — 1.18%
1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	1,753

	South Dakota — 0.27%
395	City of Sioux Falls South Dakota Sales Tax Revenue, Series A	5.00	11/15/20	397

	Tennessee — 1.10%
350	City of Clarksville Tennessee Water Sewer & Gas Revenue	5.00	2/1/21	356

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Tennessee (continued)
$1,225	City of Murfreesboro Tennessee, GO, Series C	3.00		2/1/22	$1,269
					1,625
	Texas — 16.13%
1,730	Alief Independent School District, GO	5.00		2/15/23	1,920
1,770	Carroll Independent School District, GO (PSF-GTD)	5.00		2/15/22	1,887
1,255	City of Arlington Texas, GO, Series A	5.00		8/15/22	1,367
1,565	City of Bryan Texas, GO	5.00		8/15/22	1,703
1,550	City of Garland Texas Electric Utility System Revenue	5.00		3/1/24	1,784
2,250	City of Grand Prairie Texas, GO	5.00		2/15/22	2,399
2,065	City of Irving Texas, GO	5.00		9/15/24	2,445
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00		2/15/25	1,221
705	County of Travis Texas, GO	5.00		3/1/21	719
685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00		2/15/22	730
660	Dallas Area Rapid Transit Revenue, Series A	5.00		12/1/24	790
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00		2/15/22	458
430	Harris County Toll Road Authority Revenue, Series B	5.00		8/15/22	469
690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00		2/15/22	736
625	North East Independent School District Texas, GO (PSF-GTD)	5.00		8/1/22	681
1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00		8/1/25	1,404
2,100	San Antonio Independent School District, GO, Series A	5.00		8/15/21	2,188
950	State of Texas, GO, Series C	1.78		10/1/20	950
					23,851
	Virginia — 0.69%
1,020	Virginia Housing Development Authority Revenue, Series A Continuously Callable @ 100.00	2.05		3/1/22	1,021

	Washington — 5.85%
1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00		1/1/24	2,002
1,500	City of Seattle Washington, GO	5.00		8/1/22	1,631
1,260	County of King Washington, GO, Series B	5.00		7/1/25	1,536
1,300	King County School District No. 411 Issaquah, GO (SCH BD GTY)	4.00		12/1/20	1,308
1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00		12/1/24	1,296
820	State of Washington Revenue, Series F	5.00		9/1/22	895
					8,668
	Wisconsin — 5.06%
2,500	Madison Area Technical College, GO	4.00		3/1/21	2,535
880	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue, Series 1	4.00		6/1/21	903
1,000	Stevens Point Area Public School District Wisconsin, GO	5.00		4/1/24	1,164
1,630	Wauwatosa School District, GO, Series A	4.00		3/1/21	1,656
525	Wisconsin Energy Power Supply Revenue, Series A	5.00		7/1/22	568
665	Wisconsin Health & Educational Facilities Authority Revenue	5.00		11/15/20	669
					7,495
	Total Municipal Bonds				144,324

Shares
	Investment Company — 3.13%
4,624,919	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)		4,625
	Total Investment Company				4,625

	Total Investments (cost $146,211) — 100.68%				148,949
	Liabilities in excess of other assets — (0.68)%				(1,006)
	Net Assets — 100.00%				$147,943

(a)	The rate disclosed is the rate in effect on September 30, 2020.

BAM—Build America Mutual

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

SCH BD GTY—School Board Guaranty

SCSDE—Insured by South Carolina School Discount Enhancement

SD CRED PROG—School District Credit Program

As of September 30, 2020, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 96.39%

	Alabama — 1.78%
$1,675	Auburn University Revenue, Series A	5.00		6/1/26	$2,094
1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	1,615
1,000	Jefferson County Alabama Revenue	5.00		9/15/22	1,089
1,000	Lower Alabama Gas District Revenue	4.00		12/1/50	1,144
1,000	Troy University Revenue, Series A (BAM)	5.00		11/1/26	1,258
					7,200
	Arizona — 1.82%
1,685	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/32	2,284
1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,215
1,215	Northern Arizona University Revenue, Series B (BAM)	5.00		6/1/26	1,487
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,143
1,015	State of Arizona, Series A	5.00		10/1/25	1,237
					7,366
	Arkansas — 0.32%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,314

	California — 3.13%
565	California State Department of Water Resources Revenue, Central Valley Project Continuously Callable @ 100.00	5.25		7/1/22	567
1,250	California State, GO	5.00		8/1/24	1,478
3,000	California State, GO, Callable 11/1/30 @ 100.00	5.00		11/1/31	4,081
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,993
1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,117
1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00		4/1/30	2,304
65	University of California Revenue, Series Q Continuously Callable @ 100.00	5.25		5/15/23	65
					12,605
	Colorado — 5.45%
3,550	Colorado Health Facilities Authority Revenue, Series A	5.00		1/1/25	4,227
1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00		3/1/25	1,472
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00	(a)	10/1/38	5,232
1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00		11/15/23	1,981
3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00		12/1/25	4,312
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,747
1,000	State of Colorado, Certificate of Participation	5.00		3/15/23	1,113
					22,084
	Connecticut — 1.13%
1,085	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,230
3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	3,373
					4,603
	District of Columbia — 1.85%
1,500	District of Columbia University Revenue	5.00		4/1/25	1,768
3,260	District of Columbia University Revenue, Callable 9/1/29 @ 100.00	5.00		3/1/31	4,359
1,200	Metropolitan Washington Airports Authority Revenue, Series A (AMT)	5.00		10/1/22	1,298
					7,425
	Florida — 3.84%
2,000	Alachua County Health Facilities Authority Revenue	5.00		12/1/37	2,436
955	County of Polk Florida Utility System Revenue	5.00		10/1/27	1,230
1,000	Florida Municipal Power Agency Revenue	5.00		10/1/25	1,222
1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,743
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,756
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,815
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00		11/15/21	1,579
1,750	South Florida Water Management District Corps, Certificate of Participation	5.00		10/1/21	1,833
					15,614

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Georgia — 3.27%
$1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	$1,060
1,000	Fayette County Hospital Authority Revenue, Callable 1/1/24 @ 100.00	5.00	(a)	7/1/54	1,150
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	1,401
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,857
1,000	Main Street Natural Gas, Inc. Revenue, Series B, Callable 6/1/23 @ 100.00	0.85 (US0001M + 75.00 bps)(b)		4/1/48	991
5,000	Main Street Natural Gas, Inc. Revenue	4.00		3/1/50	5,818
1,000	Savannah Economic Development Authority Revenue	1.90		8/1/24	1,006
					13,283
	Illinois — 8.01%
85	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT Continuously Callable @ 100.00	7.46		2/15/26	64
1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 100.00	5.00		1/1/26	1,109
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/24	1,085
1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,140
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00		11/1/25	1,161
275	Illinois State Finance Authority Revenue	5.00		5/1/22	296
1,375	Illinois State Finance Authority Revenue, Series B-2, Callable 5/15/26 @ 100.00	0.00	(a)	5/15/50	1,672
4,600	Illinois State Sales Tax Revenue, Series A	5.00		6/15/25	5,247
1,635	Illinois State Toll Highway Authority Revenue	5.00		1/1/25	1,936
1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	2,023
3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 100.00	5.00		12/1/27	3,738
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00		12/1/22	815
2,000	Railsplitter Tobacco Settlement Authority Revenue	5.00		6/1/22	2,147
2,000	Regional Transportation Authority Revenue (AGC)	6.00		6/1/25	2,412
2,000	Sales Tax Securitization Corp. Revenue, Series A	5.00		1/1/29	2,430
1,450	University of Illinois Revenue, Series C, Callable 10/1/21 @ 100.00	5.00		4/1/25	1,510
2,995	University of Illinois, Certificate of Participation, Series B, Callable 10/1/26 @ 100.00	5.00		10/1/27	3,658
					32,443
	Indiana — 2.63%
2,500	City of Whiting Indiana Revenue	5.00	(a)	12/1/44	3,026
1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,312
1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,183
1,500	Indiana Finance Authority Revenue, Series A	3.13		12/1/24	1,651
2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25	(a)	12/1/58	2,388
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,106
					10,666
	Kentucky — 2.44%
1,300	City of Owensboro Kentucky Electric Light & Power System Revenue	4.00		1/1/23	1,405
3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,425
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,109
3,500	Kentucky Public Energy Authority Revenue, Series B	4.00	(a)	1/1/49	3,930
					9,869
	Louisiana — 2.05%
1,415	Jefferson Sales Tax District, Series A (AGM)	5.00		12/1/25	1,719
2,500	Louisiana Offshore Terminal Authority Revenue	1.65	(a)	9/1/33	2,499
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00		6/1/22	3,069
1,000	Parish of St. John the Baptist Louisiana Revenue	2.10	(a)	6/1/37	1,008
					8,295
	Maine — 0.30%
1,025	Finance Authority of Maine Revenue (AGC)	5.00		12/1/26	1,233

	Maryland — 2.97%
2,905	County of Montgomery Maryland, GO, Series A, Callable 8/1/30 @ 100.00	4.00		8/1/31	3,693
1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00		7/1/22	1,073
4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,654
2,090	Maryland State Transportation Authority Revenue (AMT)	5.00		6/1/28	2,679
					12,099

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts — 0.71%
$1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00	7/1/23	$1,744
1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00	1/1/25	1,116
				2,860
	Michigan — 2.61%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	2,117
1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50	12/1/29	1,206
1,450	Michigan State Building Authority Revenue	5.00	4/15/25	1,753
1,605	Michigan Strategic Fund Revenue	5.00	6/30/25	1,831
2,960	Utica Community Schools, GO (Q-SBLF)	5.00	5/1/26	3,644
				10,551
	Minnesota — 0.30%
1,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Series C	5.00	1/1/26	1,207

	Missouri — 1.84%
2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00	6/1/25	2,861
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,142
2,505	The Curators of The University of Missouri Revenue	5.00	11/1/30	3,438
				7,441
	Nevada — 1.55%
3,470	Clark County Nevada School District, GO, Series A	5.00	6/15/23	3,859
1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/26	1,215
1,000	State of Nevada Highway Improvement Revenue	5.00	12/1/24	1,198
				6,272
	New Jersey — 2.65%
430	New Jersey Economic Development Authority Revenue, Callable 11/1/29 @ 100.00	5.00	11/1/30	517
2,695	New Jersey Economic Development Authority Revenue, School Facilities Construction	5.00	3/1/21	2,741
1,660	New Jersey Housing & Mortgage Finance Agency Revenue, Series D	4.00	4/1/22	1,737
1,210	New Jersey State Economic Development Authority Revenue, School Facilities Construction	5.00	6/15/28	1,480
2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00	12/1/22	2,164
1,990	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20	6/1/27	2,078
				10,717
	New York — 5.79%
4,000	City of New York, GO, Series A-1	5.00	8/1/27	5,055
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,088
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,203
3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00	7/1/26	3,321
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00	8/1/29	1,159
2,000	New York City Water & Sewer System Revenue, Callable 12/15/30 @ 100.00	5.00	6/15/31	2,737
1,500	New York State Dormitory Authority Revenue, Series D	5.00	2/15/25	1,783
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00	9/1/23	5,048
				23,394
	North Carolina — 1.78%
1,000	City of Charlotte North Carolina Airport Revenue, Series C	5.00	7/1/24	1,167
1,000	County of Wake North Carolina Revenue	5.00	9/1/28	1,332
3,000	County of Wake North Carolina, GO	5.00	9/1/24	3,551
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00	1/1/24	1,151
				7,201
	Ohio — 3.71%
1,750	American Municipal Power, Inc. Revenue, Series A	5.00	2/15/24	2,012
1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	1,708
3,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Callable 6/1/30 @ 100.00	5.00	6/1/32	3,919

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$660	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System Continuously Callable @ 100.00 (MBIA)	5.50		10/15/25	$742
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75		11/15/22	2,519
700	University of Cincinnati Revenue	5.00		6/1/25	840
775	University of Cincinnati Revenue	5.00		6/1/26	954
1,850	University of Cincinnati Revenue	5.00		6/1/27	2,319
					15,013
	Oklahoma — 0.25%
1,000	Oklahoma Development Finance Authority Revenue, Callable 6/30/22 @ 100.00	1.63		7/6/23	1,000

	Oregon — 1.22%
1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	5.00	(a)	6/15/25	1,590
2,500	Multnomah County School District No. 1 Portland, GO (SCH BD GTY)	5.00		6/15/29	3,369
					4,959
	Pennsylvania — 5.48%
1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00		11/1/27	1,287
1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00		6/1/23	1,389
4,000	Delaware Valley Regional Finance Authority Revenue, Series B, Callable 9/1/21 @ 100.00 (CNTY-GTD)	0.54 (MUNIPSA + 42.00 bps)(b)		9/1/48	3,974
850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00		4/1/25	982
1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 100.00	2.45	(a)	12/1/39	1,992
2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	2.15	(a)	7/1/41	2,611
2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,863
1,000	Philadelphia Pennsylvania Gas Works Revenue	5.00		8/1/21	1,038
3,225	School District of Philadelphia, GO	5.00		9/1/28	4,157
1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00		3/1/23	1,894
					22,187
	Rhode Island — 0.80%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,199
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A (AMT)	5.00		12/1/22	1,060
					3,259
	South Carolina — 1.72%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,696
2,250	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00		1/1/22	2,277
					6,973
	Tennessee — 0.75%
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00	(a)	11/1/49	1,713
1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00	(a)	5/1/48	1,342
					3,055
	Texas — 17.19%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,405
1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/27	1,301
1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/28	1,594
1,000	Austin Texas Community College District, GO	5.00		8/1/23	1,133
1,000	City of Dallas Texas, GO, Series A, Callable 2/15/23 @ 100.00	5.00		2/15/26	1,099
2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,882
2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00		7/1/25	2,951
1,205	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,423
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,691
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,983
2,300	Dallas Love Field Revenue (AMT)	5.00		11/1/25	2,682
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00		11/1/22	3,810
1,100	Denton Texas Utility System Revenue	5.00		12/1/22	1,213
1,000	El Paso Texas Water & Sewer Revenue	5.00		3/1/22	1,069
3,500	Grand Parkway Transportation Corp. Revenue	5.00		2/1/23	3,832

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$2,100	Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Revenue	5.00		11/15/27	$2,598
2,095	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/23	2,343
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	2,016
1,650	Harris County Toll Road Authority Revenue, Series A	5.00		8/15/23	1,870
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00		11/1/22	1,083
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/28	1,240
1,000	Lower Colorado River Texas Authority Revenue	5.00		5/15/26	1,236
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/22	1,077
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/23	1,205
2,500	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	2,641
1,695	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	1,774
1,000	North Texas Tollway Authority Revenue, Series A	5.00		1/1/24	1,137
1,000	North Texas Tollway Authority Revenue, Series B, Callable 1/1/23 @ 100.00	5.00		1/1/26	1,102
1,750	San Antonio Texas Airport System Revenue	5.00		7/1/25	2,015
1,000	San Antonio Texas Airport System Revenue	5.00		7/1/26	1,175
1,505	Texas A&M University Revenue, Series E	5.00		5/15/23	1,694
4,365	Texas State College Student Loan, GO	5.00		8/1/22	4,740
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00		2/15/28	2,716
1,300	West Harris County Regional Water Authority Revenue	5.00		12/15/27	1,678
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,239
					69,647
	Utah — 0.34%
1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,365

	Virginia — 2.89%
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/22	1,077
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/23	1,123
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,166
3,600	Hampton Roads Transportation Accountability Commission Revenue, Series A	5.00		7/1/22	3,896
2,000	King George County Economic Development Authority Revenue	2.50	(a)	6/1/23	2,005
1,000	Roanoke Economic Development Authority Revenue	5.00		7/1/25	1,208
1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00		8/1/24	1,173
					11,648
	Washington — 2.28%
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00		1/1/22	1,505
1,500	Port of Seattle Washington Revenue (AMT)	5.00		4/1/26	1,768
2,310	Washington Health Care Facilities Authority Revenue	5.00		8/15/23	2,586
1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	1,523
1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00	(a)	8/1/49	1,812
					9,194
	Wisconsin — 1.54%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/22	1,054
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,092
1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00		4/1/26	1,510
1,100	Wisconsin Health & Educational Facilities Authority	4.00		11/15/26	1,318
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,271
					6,245
	Total Municipal Bonds				390,287

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Shares	Security Description	Rate %		Value (000)
	Investment Company — 3.27%
13,247,025	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(c)	$13,247
	Total Investment Company			13,247

	Total Investments (cost $389,854) — 99.66%			403,534
	Other assets in excess of liabilities — 0.34%			1,377
	Net Assets — 100.00%			$404,911

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on September 30, 2020.
(b)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2020.
(c)	The rate disclosed is the rate in effect on September 30, 2020.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corporation

AMT—Alternative Minimum Tax

BAM—Build America Mutual

bps—Basis Points

CNTY-GTD—County Guarantee

GO—General Obligation

MBIA—Municipal Bond Insurance Association

MUNIPSA—SIFMA Municipal Swap Index Yield

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

SCH BD GTY—School Board Guaranty

US0001M—1 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The Intermediate Term Municipal Bond Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Municipal Bonds	96.39%	-	96.39%
Investment Company	-	3.27%	3.27%
Other Assets (Liabilities)	0.47%	-0.13%	0.34%
Total Net Assets	96.86%	3.14%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 89.38%

	Alabama — 3.39%
$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,647
260	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	312
740	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	888
				2,847
	Arizona — 0.56%
450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	466

	Florida — 14.05%
1,455	East Central Regional Wastewater Treatment Facilities Operation Board Revenue (Pre-Refunded/Escrowed to Maturity)	5.50	10/1/44	1,765
1,525	Florida Department of Environmental Protection Revenue, Series A	5.00	7/1/24	1,790
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,575
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,622
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,000
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	882
585	Orange County Florida School Board, Certificates of Participation, Series A	5.00	8/1/23	660
800	State of Florida, GO, Series A	5.00	6/1/23	902
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,573
				11,769
	Idaho — 1.66%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,388

	Illinois — 2.12%
1,400	Illinois Finance Authority Revenue	5.00	1/1/27	1,775

	Iowa — 2.03%
1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,702

	Kansas — 1.16%
850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	969

	Massachusetts — 2.05%
1,000	Massachusetts State Bay Transportation Authority Sales Tax Revenue	4.00	12/1/21	1,044
600	Massachusetts State, GO, Series A	5.00	3/1/23	670
				1,714
	Nevada — 6.21%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	904
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,312
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	923
1,800	State of Nevada Highway Improvement Revenue, Series A	5.00	12/1/23	2,068
				5,207
	New Mexico — 1.58%
1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,326

	New York — 6.02%
1,085	City of New York, GO, Series A, Callable 8/1/25 @ 100.00	5.00	8/1/27	1,297
600	Metropolitan Transportation Authority Revenue, Series A-1	5.00	2/1/23	621
495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	503
1,470	New York State Dormitory Authority Revenue, Series E, Callable 9/15/28 @ 100.00	5.00	3/15/30	1,902
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	717
				5,040
	North Carolina — 2.72%
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,917
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	360
				2,277

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio — 7.76%
$700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	$797
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00		5/15/29	1,322
1,600	Columbus Ohio State, GO, Series 1 (Pre-Refunded/Escrowed to Maturity)	5.00		7/1/24	1,812
500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00		1/1/30	633
800	Ohio State University Revenue	5.00		12/1/22	882
975	Ohio Water Development Authority Revenue	5.00		6/1/22	1,053
					6,499
	Pennsylvania — 1.84%
1,185	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00		3/15/23	1,331
190	Blairsville-Saltsburg School District, GO (Pre-Refunded/Escrowed to Maturity) (BAM State Aid Withholding)	5.00		3/15/23	213
					1,544
	South Dakota — 2.43%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00		4/1/29	2,046

	Texas — 16.99%
275	City of Denton Texas, GO	5.00		2/15/21	280
1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00		6/15/30	1,887
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00		3/1/29	374
710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		10/1/23	746
540	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		10/1/23	566
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/1/25 @ 100.00	5.00		10/1/27	1,806
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00		8/15/30	1,913
1,120	Houston Community College System Revenue	5.00		4/15/21	1,149
1,460	Humble Independent School District, GO, Series C	5.00		2/15/24	1,687
1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00		2/1/24	1,983
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00		4/15/26	1,842
					14,233
	Washington — 13.54%
1,415	Chelan County Public Utility District No. 1 Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/31	1,904
1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/29	1,340
1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/27	1,598
1,400	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/24	1,484
1,000	King County Washington, GO	5.25		1/1/23	1,113
1,575	King County Washington, GO, Callable 1/1/29 @ 100.00	5.00		1/1/30	2,088
1,750	State of Washington, GO, Series A	5.00		8/1/21	1,820
					11,347
	West Virginia — 2.29%
1,465	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00		6/1/33	1,917

	Wisconsin — 0.98%
800	DeForest Area School District, GO	5.00		4/1/21	820

	Total Municipal Bonds				74,886

Shares
	Investment Company — 9.63%
8,072,326	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)		8,072
	Total Investment Company				8,072

	Total Investments (cost $78,882) — 99.01%				82,958
	Other assets in excess of liabilities — 0.99%				829
	Net Assets — 100.00%				$83,787

(a)	The rate disclosed is the rate in effect on September 30, 2020.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2020 (Unaudited)

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

SCH BD GTY—School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2020.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	89.38%	-	89.38%
Investment Company	1.04%	8.59%	9.63%
Other Assets (Liabilities)	1.12%	-0.13%	0.99%
Total Net Assets	91.54%	8.46%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.